UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31, 2012

Date of reporting period: January 31, 2012

ITEM 1.	REPORT TO SHAREHOLDERS

Wells Fargo Advantage

Cash Investment Money Market Fund

Annual Report

January 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Cash Investment Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage Cash Investment Money Market Fund for the 12-month period that ended January 31, 2012.

For the entire 12-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s 12-month total return figures mask the uneven path that the financial markets traced since last spring as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified1, high-quality investment strategy that is focused on liquidity and capital preservation. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

The U.S. Bureau of Economic Analysis (BEA) reported that U.S. gross domestic product (GDP) grew at a mere 0.4% in the first quarter 2011 and 1.3% in the second quarter. GDP growth accelerated during the second half of the year, reaching a reported annual growth rate of 1.8% in the third quarter, which reignited hopes for a sustainable economic recovery. Those hopes were buoyed further by the advanced estimate of fourth quarter GDP, which showed growth accelerated to a 2.8% annual rate. While few leading economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum over the past year.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better in the latter half of the year: initial unemployment claims have eased in recent months, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.3% as of January 2012—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Cash Investment Money Market Fund	3

The Federal Reserve announced that it will keep rates low until 2014.

Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter. Yet, “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation appearing to be in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late-2014 following the FOMC meeting on January 25, 2012. Additionally, in September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that was designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six months of the year.

Early on in the period, the market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. Investors not only worried that the U.S. might be on the brink of recession, but also that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by disagreement among legislators about raising the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire 12-month period, the Barclays Capital U.S. Aggregate Bond Index2, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index3 added 8.66% and 10.31%, respectively. By comparison, the Barclays Capital Municipal Bond Index4 gained 14.10% during the same period.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. We believe that for many investors, simply building and maintaining a well-diversified investment plan focused on clear financial objectives is the best long-term strategy.

Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4	Wells Fargo Advantage Cash Investment Money Market Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Money Market Overview	Wells Fargo Advantage Cash Investment Money Market Fund	5

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2012.

Overview

If one term could be used to describe the prime money markets over the past 12 months, it would be “fear of contagion.” During the first half of the year, the markets were relatively untouched by the situation in Greece. The largest eurozone countries—Spain, Italy, Germany, and France—enjoyed access to the capital markets on all economic levels despite growing negative publicity. Although Greece sporadically shocked the markets with its ongoing struggle to balance social policy, funding needs, and austerity measures, the U.S. money markets remained relatively unaffected; this was primarily based on the perception that Greece posed little immediate risk in the money market funds space. The benchmark three-month LIBOR (London Interbank Offered Rate) started the period at 0.24% on January 31, 2011, and sank to its low of 0.18% on June 15, 2011, reflecting a very liquid funding market. However, at mid-year, this all changed.

In June, Fitch Ratings published a report highlighting prime money market funds’ exposure to European credits. Not only did the report neglect to emphasize that overall levels of exposures were not very different from previous years, it also did not comment on the beneficial effects of diversification among individual credits, countries, and regions; instead, it lumped all exposures into one bucket and sounded the alarm that Fitch believed money market funds were at risk for losses based on these issuers’ indirect exposure to Greece. As a result, the liquidity of short-term funding markets began to dry up. This trend accelerated in the fourth quarter of 2011, as the rating agencies began to contemplate the idea that the relative strength of countries’ banks might be affected by the credit quality of the respective sovereign entity. As a result, a number of eurozone countries and their banks were placed on credit watch negative and were subsequently downgraded during December. Stress in the funding markets for all European credits continued to mount, with the three-month LIBOR climbing 0.34% from its low on June 15, 2011, to a high of 0.52% on January 5, 2012. It was only after the introduction of the European Central Bank’s three-year Long-Term Refinancing Operation (LTRO) in late December that liquidity concerns eased and a handful of money market funds re-entered the European funding markets.

Against this backdrop, prime money market fund shareholders, in general, voted with their feet and exited the space, primarily to invest in the relative safety of government money market funds. From January 31, 2011, to January 31, 2012, the assets of all prime money market funds declined 8.5%, to $1.4 trillion, while those of government money market funds increased by 16.6%, from $755 billion to $881 billion. At the same time, the total supply of prime money market instruments declined 14.7%, or $291 billion; the bulk of that was driven by declines in negotiable certificates of deposit, as one would expect with the wholesale exit from European funding; in comparison, secured and unsecured commercial paper decreased by only 8.4%, or $89 billion.

Normally one would expect this activity to lead to rising rates on all money market eligible securities. However, unlike past cycles, during this cycle, rising LIBOR has not necessarily translated to higher rates on these instruments. As headline risk made European credits less attractive, the rotation out of European sectors into alternative sectors—such as Canadian, Australian, Japanese, and industrial credits—has increased demand for those securities and has driven down rates, resulting in a bifurcated market based largely on geography.

Strategic outlook

As we look to the next fiscal year, many uncertainties remain for the money market industry. Regulators continue to discuss the potential for further tightening of standards and practices for money market funds beyond those already implemented.

Despite the soothing effects of the LTRO, the situation within the eurozone—and Greece, in particular—still has not been resolved, and until a resolution is reached, there continues to be some likelihood that ongoing uncertainty may cause increasing stress on European funding markets. Greece is again coming to the table to renegotiate previous bailouts, asking for new money, and attempting to once again increase haircuts that existing bondholders should take on a negotiated bailout. The talks they are engaged in are once again described as Greece being on “the razor’s edge”; the difference this time for the short-term funding markets is that reaction has been relatively muted. We interpreted the market’s reaction as a sign that the market may have accepted that there will be an orderly Greek default and that the credit markets have already absorbed the bad news.

6	Wells Fargo Advantage Cash Investment Money Market Fund	Money Market Overview

If this has a familiar ring, it is because we faced a similar situation at the beginning of the past 12-month period. However, because we have managed our funds with relatively short weighted average maturities and a high degree of liquidity, we have been able to not only quickly adapt to a fluid situation but also meet our shareholders’ liquidity requirements and change the funds’ risk profiles to adapt to changing risk tolerances. As we move forward this year, we do not anticipate making any changes to our fundamental goals of managing to safety of principal and liquidity because we believe the risks are clearly asymmetrically skewed to the downside in credit and to the upside in interest rates. This suggests that we maintain our strategy of seeking relatively high-quality investments with relatively short weighted average maturities and continue carrying a relatively high degree of liquidity.

Performance Highlights (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	7

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

October 14, 1987

PORTFOLIO COMPOSITION[1] (AS OF JANUARY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JANUARY 31, 2012)
28 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JANUARY 31, 2012)
40 Days

1.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. The calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but unlike the calculation of WAM, does not allow shortening of the maturities of certain securities with periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

8	Wells Fargo Advantage Cash Investment Money Market Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JANUARY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Administrator Class (WFAXX)	07/31/2003	0.01	0.01	1.54	1.91	0.35%	0.35%
Institutional Class (WFIXX)	10/14/1987	0.02	0.06	1.65	2.06	0.23%	0.20%
Select Class (WFQXX)	06/29/2007	0.06	0.13	1.72	2.09	0.19%	0.13%
Service Class (NWIXX)	10/14/1987	0.01	0.01	1.44	1.81	0.52%	0.50%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JANUARY 31, 2012)	Administrator Class	Institutional Class	Select Class	Service Class
7-Day Current Yield	0.01%	0.02%	0.09%	0.01%
7-Day Compound Yield	0.01%	0.02%	0.09%	0.01%
30-Day Simple Yield	0.01%	0.02%	0.09%	0.01%
30-Day Compound Yield	0.01%	0.02%	0.09%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

5.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.13)%, (0.01)%, 0.03% and (0.30)% for Administrator Class, Institutional Class, Select Class and Service Class, respectively.

Fund Expenses (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	9

As a shareholder of the Fund, you incur ongoing costs, including management fees; shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$1.21	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.22	0.24%
Institutional Class
Actual	$1,000.00	$1,000.24	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,000.59	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$1.21	0.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.22	0.24%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

10	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Certificates of Deposit: 15.08%
Banco Del Estado De Chile	0.27%	02/03/2012	$40,000,000	$40,000,000
Banco Del Estado De Chile	0.27	02/08/2012	38,000,000	38,000,000
Bank of Montreal	0.09	02/03/2012	31,000,000	31,000,000
Bank of Montreal	0.12	02/16/2012	150,000,000	150,000,000
Bank of Montreal	0.23	02/27/2012	26,000,000	26,000,000
Bank of Montreal	0.23	02/27/2012	40,000,000	40,000,000
Bank of Montreal	0.23	02/29/2012	105,000,000	105,000,000
Bank of Nova Scotia	0.29	02/01/2012	15,000,000	15,000,000
Bank of Nova Scotia	0.74	06/11/2012	10,000,000	10,007,721
Bank of Nova Scotia (Houston)	0.31	02/03/2012	50,000,000	50,000,000
Bank of Nova Scotia (Houston)	0.33	04/10/2012	4,000,000	4,000,000
Bank of Nova Scotia (Houston)	0.79	03/12/2012	46,000,000	46,014,910
Bank of Tokyo Mitsubishi LLC	0.14	02/06/2012	180,000,000	180,000,000
Bank of Tokyo Mitsubishi LLC	0.40	02/13/2012	132,000,000	132,007,220
Barclays Bank plc (New York)±	0.69	04/16/2012	49,000,000	49,000,000
Credit Suisse (New York)±	0.52	02/17/2012	6,000,000	5,999,870
Credit Suisse (New York)±	0.58	03/01/2012	31,000,000	30,998,821
Mitsubishi Trust & Banking Corporation	0.20	02/10/2012	31,000,000	31,000,000
Mizuho Corporate Bank Limited	0.14	02/02/2012	180,000,000	180,000,000
National Australia Bank Limited	0.37	03/06/2012	104,000,000	104,000,491
National Australia Bank Limited	0.38	03/05/2012	8,000,000	8,000,584
National Australia Bank Limited (New York)±	0.43	04/18/2012	54,000,000	54,000,000
National Bank of Canada	0.10	02/15/2012	41,000,000	41,000,000
National Bank of Canada±	0.49	03/01/2012	6,250,000	6,251,332
Nordea Bank plc	0.94	09/13/2012	48,400,000	48,430,624
Norinchukin Bank	0.18	02/03/2012	110,000,000	110,000,000
Norinchukin Bank	0.18	02/07/2012	150,000,000	150,000,000
Rabobank Nederland NV	0.37	04/24/2012	60,000,000	59,999,307
Royal Bank of Canada±	0.69	12/17/2012	53,000,000	53,000,000
Sumitomo Trust & Banking Corporation	0.14	02/01/2012	140,000,000	140,000,000
Toronto-Dominion Bank	0.10	03/09/2012	15,000,000	15,000,000
Toronto-Dominion Bank	0.18	04/04/2012	30,000,000	30,000,000
Toronto-Dominion Bank	0.21	05/04/2012	12,000,000	12,000,000
Union Bank of California	0.10	02/01/2012	140,000,000	140,000,000
Westpac Banking Corporation±	0.60	04/04/2012	2,000,000	2,001,263

Total Certificates of Deposit (Cost $2,137,712,143)				2,137,712,143

Commercial Paper: 47.25%

Asset-Backed Commercial Paper: 25.67%
CAFCO LLC 144A(z)	0.32	02/08/2012	35,000,000	34,997,550
CAFCO LLC 144A(z)	0.35	02/15/2012	26,000,000	25,996,181
Chariot Funding LLC 144A(z)	0.12	02/13/2012	42,000,000	41,998,180
Chariot Funding LLC 144A(z)	0.15	02/06/2012	17,000,000	16,999,575
Chariot Funding LLC 144A(z)	0.17	02/22/2012	32,000,000	31,996,640
Chariot Funding LLC 144A(z)	0.18	04/16/2012	55,000,000	54,979,375
Chariot Funding LLC 144A(z)	0.21	02/15/2012	95,000,000	94,994,673
Chariot Funding LLC 144A(z)	0.21	02/24/2012	20,000,000	19,997,189
Charta LLC 144A(z)	0.29	04/20/2012	11,000,000	10,993,000
Charta LLC 144A(z)	0.30	02/06/2012	44,000,000	43,997,800
Charta LLC 144A(z)	0.31	02/07/2012	107,000,000	106,993,580
Charta LLC 144A(z)	0.32	02/09/2012	37,000,000	36,997,040

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Cash Investment Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Ciesco LLC 144A(z)	0.18%	02/02/2012	$25,000,000	$24,999,750
Ciesco LLC 144A(z)	0.30	02/06/2012	54,000,000	53,997,300
Ciesco LLC 144A(z)	0.32	02/09/2012	60,000,000	59,995,200
Ciesco LLC 144A(z)	0.34	02/14/2012	55,000,000	54,992,651
Collateralized Commercial Paper Company LLC(z)	0.21	02/22/2012	140,000,000	139,982,033
CRC Funding LLC 144A(z)	0.29	04/09/2012	30,000,000	29,983,567
CRC Funding LLC 144A(z)	0.29	04/26/2012	17,000,000	16,988,360
CRC Funding LLC 144A(z)	0.30	02/06/2012	50,000,000	49,997,500
CRC Funding LLC 144A(z)	0.31	02/07/2012	27,000,000	26,998,380
CRC Funding LLC 144A(z)	0.33	02/14/2012	51,000,000	50,993,370
CRC Funding LLC 144A(z)	0.39	02/15/2012	66,000,000	65,990,484
Fairway Finance Corporation 144A(z)	0.07	02/02/2012	3,000,000	2,999,988
Fairway Finance Corporation 144A(z)	0.15	03/26/2012	13,000,000	12,997,075
Fairway Finance Corporation 144A(z)	0.17	02/22/2012	7,000,000	6,999,265
Fairway Finance Corporation 144A(z)	0.21	02/14/2012	12,000,000	11,999,004
Fairway Finance Corporation 144A(z)	0.21	03/05/2012	10,399,000	10,396,903
Fairway Finance Corporation 144A(z)	0.21	03/07/2012	18,035,000	18,031,143
Gotham Funding Corporation 144A(z)	0.11	02/03/2012	27,000,000	26,999,741
Gotham Funding Corporation 144A(z)	0.15	02/10/2012	20,000,000	19,999,150
Gotham Funding Corporation 144A(z)	0.17	02/16/2012	27,054,000	27,051,971
Gotham Funding Corporation 144A(z)	0.17	02/23/2012	68,000,000	67,992,520
Gotham Funding Corporation 144A(z)	0.17	02/24/2012	38,000,000	37,995,630
Gotham Funding Corporation 144A(z)	0.17	03/01/2012	30,000,000	29,995,650
Gotham Funding Corporation 144A(z)	0.18	02/17/2012	9,191,000	9,190,224
Govco LLC 144A(z)	0.30	03/22/2012	7,000,000	6,996,986
Govco LLC 144A(z)	0.30	03/23/2012	7,000,000	6,996,926
Govco LLC 144A(z)	0.30	04/19/2012	85,000,000	84,944,750
Govco LLC 144A(z)	0.30	04/23/2012	20,000,000	19,986,333
Govco LLC 144A(z)	0.30	04/27/2012	21,000,000	20,984,950
Govco LLC 144A(z)	0.30	04/30/2012	24,000,000	23,982,200
Govco LLC 144A(z)	0.31	02/07/2012	55,000,000	54,996,700
Govco LLC 144A(z)	0.32	03/27/2012	9,000,000	8,995,463
Govco LLC 144A(z)	0.32	03/28/2012	6,000,000	5,996,920
Govco LLC 144A(z)	0.41	02/27/2012	16,000,000	15,995,147
Jupiter Securitization Company LLC 144A(z)	0.12	02/13/2012	42,000,000	41,998,180
Jupiter Securitization Company LLC 144A(z)	0.17	02/22/2012	34,000,000	33,996,430
Jupiter Securitization Company LLC 144A(z)	0.17	02/28/2012	20,000,000	19,997,300
Jupiter Securitization Company LLC 144A(z)	0.21	02/15/2012	10,000,000	9,999,144
Jupiter Securitization Company LLC 144A(z)	0.21	03/08/2012	40,000,000	39,991,200
Jupiter Securitization Company LLC 144A(z)	0.25	04/02/2012	63,000,000	62,973,313
Liberty Funding LLC 144A(z)	0.12	02/02/2012	12,000,000	11,999,920
Liberty Funding LLC 144A(z)	0.13	02/16/2012	29,000,000	28,998,308
Liberty Funding LLC 144A(z)	0.13	02/17/2012	45,000,000	44,997,200
Liberty Funding LLC 144A(z)	0.18	03/19/2012	4,000,000	3,999,060
Liberty Funding LLC 144A(z)	0.18	03/20/2012	11,000,000	10,997,360
MetLife Short Term Funding 144A(z)	0.18	03/13/2012	30,000,000	29,993,850
MetLife Short Term Funding 144A(z)	0.18	03/19/2012	20,000,000	19,995,300
MetLife Short Term Funding 144A(z)	0.18	03/20/2012	16,000,000	15,996,160
MetLife Short Term Funding 144A(z)	0.18	03/21/2012	65,000,000	64,984,075
MetLife Short Term Funding 144A(z)	0.19	02/27/2012	19,000,000	18,997,256
MetLife Short Term Funding 144A(z)	0.20	02/13/2012	8,750,000	8,749,358

12	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
MetLife Short Term Funding 144A(z)	0.20%	02/14/2012	$15,000,000	$14,998,808
MetLife Short Term Funding 144A(z)	0.21	02/15/2012	6,000,000	5,999,463
MetLife Short Term Funding 144A(z)	0.21	04/11/2012	26,000,000	25,989,383
MetLife Short Term Funding 144A(z)	0.32	03/26/2012	7,000,000	6,996,535
MetLlife Short Term Funding 144A(z)	0.14	02/06/2012	4,500,000	4,499,894
MetLlife Short Term Funding 144A(z)	0.15	02/07/2012	49,000,000	48,998,612
New York Life Capital Corporation 144A(z)	0.12	03/23/2012	15,000,000	14,997,450
New York Life Capital Corporation 144A(z)	0.16	03/16/2012	10,000,000	9,998,044
Old Line Funding LLC 144A(z)	0.20	02/10/2012	21,000,000	20,998,845
Old Line Funding LLC 144A(z)	0.20	02/13/2012	50,000,000	49,996,333
Old Line Funding LLC 144A(z)	0.21	02/21/2012	95,000,000	94,988,390
Old Line Funding LLC 144A(z)	0.21	02/22/2012	20,000,000	19,997,433
Old Line Funding LLC 144A(z)	0.21	02/23/2012	24,016,000	24,012,772
Old Line Funding LLC 144A(z)	0.21	02/24/2012	30,723,000	30,718,682
Old Line Funding LLC 144A(z)	0.21	04/10/2012	8,000,000	7,996,780
Old Line Funding LLC 144A(z)	0.22	03/27/2012	15,000,000	14,994,958
Old Line Funding LLC 144A(z)	0.22	04/02/2012	16,000,000	15,994,036
Old Line Funding LLC 144A(z)	0.24	03/20/2012	26,000,000	25,991,680
Straight-A Funding LLC 144A(z)	0.18	03/05/2012	90,000,000	89,984,325
Straight-A Funding LLC 144A(z)	0.19	03/28/2012	20,000,000	19,994,089
Straight-A Funding LLC(z)	0.19	04/09/2012	1,000,000	999,641
Straight-A Funding LLC 144A(z)	0.19	04/09/2012	10,000,000	9,996,411
Straight-A Funding LLC 144A(z)	0.19	04/13/2012	6,252,000	6,249,624
Straight-A Funding LLC 144A(z)	0.19	04/20/2012	146,000,000	145,939,126
Straight-A Funding LLC 144A(z)	0.19	04/23/2012	130,000,000	129,943,739
Straight-A Funding LLC 144A(z)	0.19	04/27/2012	18,000,000	17,991,830
Sydney Capital Corporation 144A(z)	0.34	03/15/2012	15,000,000	14,993,730
Thunder Bay Funding LLC 144A(z)	0.19	02/08/2012	35,000,000	34,998,502
Thunder Bay Funding LLC 144A(z)	0.20	02/13/2012	10,000,000	9,999,267
Thunder Bay Funding LLC 144A(z)	0.21	02/21/2012	38,000,000	37,995,356
Thunder Bay Funding LLC 144A(z)	0.21	02/22/2012	14,000,000	13,998,203
Thunder Bay Funding LLC 144A(z)	0.21	02/23/2012	20,000,000	19,997,311
Thunder Bay Funding LLC 144A(z)	0.21	02/24/2012	60,153,000	60,144,545
Thunder Bay Funding LLC 144A(z)	0.21	02/27/2012	20,000,000	19,996,822
Thunder Bay Funding LLC 144A(z)	0.21	03/07/2012	50,000,000	49,989,306
Thunder Bay Funding LLC 144A(z)	0.21	04/10/2012	13,000,000	12,994,768
Thunder Bay Funding LLC 144A(z)	0.22	03/26/2012	23,000,000	22,992,410
Thunder Bay Funding LLC 144A(z)	0.24	03/20/2012	20,000,000	19,993,600
Victory Receivables 144A(z)	0.09	02/02/2012	21,129,000	21,128,894
Victory Receivables 144A(z)	0.12	02/03/2012	53,000,000	52,999,470
Victory Receivables 144A(z)	0.15	02/07/2012	60,000,000	59,998,200
Victory Receivables 144A(z)	0.16	02/08/2012	32,814,000	32,812,852
Victory Receivables 144A(z)	0.16	02/09/2012	29,010,000	29,008,840
Victory Receivables 144A(z)	0.16	02/10/2012	30,000,000	29,998,650
Victory Receivables 144A(z)	0.17	02/14/2012	34,920,000	34,917,730
Victory Receivables 144A(z)	0.17	02/15/2012	6,958,000	6,957,513
Victory Receivables 144A(z)	0.17	02/16/2012	16,385,000	16,383,771
Victory Receivables 144A(z)	0.17	02/22/2012	17,000,000	16,998,215
White Point Funding Incorporated 144A(z)	0.63	03/06/2012	6,000,000	5,996,317
White Point Funding Incorporated 144A(z)	0.63	03/08/2012	6,000,000	5,996,100
Working Capital Management Company 144A(z)	0.25	02/07/2012	50,000,000	49,997,583

				3,637,602,269

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Cash Investment Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commercial Paper: 17.68%
ANZ National Limited 144A(z)	0.31%	03/02/2012	$20,000,000	$19,994,667
ANZ National Limited 144A(z)	0.34	03/23/2012	35,000,000	34,982,646
ASB Finance Limited 144A(z)	0.35	02/21/2012	74,000,000	73,984,789
ASB Finance Limited±144A	0.56	05/31/2012	64,000,000	64,000,000
ASB Finance Limited±144A	0.57	06/08/2012	63,000,000	62,998,179
Australia & New Zealand Banking Group Limited 144A(z)	0.24	02/21/2012	73,000,000	72,989,861
Australia & New Zealand Banking Group Limited 144A(z)	0.24	02/22/2012	40,000,000	39,994,167
Australia & New Zealand Banking Group Limited 144A(z)	0.24	02/28/2012	25,000,000	24,995,313
Australia & New Zealand Banking Group Limited 144A(z)	0.24	02/29/2012	43,000,000	42,991,639
Australia & New Zealand Banking Group Limited 144A(z)	0.24	03/01/2012	30,000,000	29,993,958
Australia & New Zealand Banking Group Limited 144A(z)	0.24	03/02/2012	50,000,000	49,989,583
Australia & New Zealand Banking Group Limited 144A(z)	0.24	03/05/2012	25,000,000	24,994,271
Australia & New Zealand Banking Group Limited 144A(z)	0.27	03/23/2012	40,000,000	39,984,700
Axis Bank Limited(z)	0.46	02/17/2012	9,000,000	8,998,040
Axis Bank Limited(z)	0.57	03/26/2012	30,000,000	29,973,900
Axis Bank Limited Dubai(z)	0.57	03/20/2012	35,000,000	34,972,933
Axis Bank Limited Dubai(z)	0.59	03/13/2012	10,000,000	9,993,167
BNZ International Funding Limited 144A(z)	0.20	03/14/2012	26,000,000	25,993,933
BNZ International Funding Limited 144A(z)	0.26	04/19/2012	30,000,000	29,983,100
BNZ International Funding Limited 144A(z)	0.35	03/01/2012	12,000,000	11,996,520
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	02/10/2012	40,000,000	39,998,800
Caisse Centrale Desjardins du Quebec 144A(z)	0.10	02/06/2012	23,000,000	22,999,617
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	02/09/2012	51,000,000	50,998,640
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	02/13/2012	51,000,000	50,997,960
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	02/17/2012	41,000,000	40,997,813
Caisse Centrale Desjardins du Quebec 144A(z)	0.12	02/24/2012	19,000,000	18,998,543
Caisse Centrale Desjardins du Quebec 144A(z)	0.12	02/27/2012	3,000,000	2,999,740
Caisse Centrale Desjardins du Quebec 144A(z)	0.12	02/29/2012	5,000,000	4,999,533
Caisse Centrale Desjardins du Quebec 144A(z)	0.13	02/07/2012	35,000,000	34,999,125
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	03/08/2012	23,000,000	22,995,860
Commonwealth Bank of Australia 144A(z)	0.19	02/06/2012	53,000,000	52,998,307
Commonwealth Bank of Australia 144A(z)	0.24	03/01/2012	107,000,000	106,977,920
Commonwealth Bank of Australia 144A(z)	0.24	03/02/2012	25,000,000	24,994,792
Commonwealth Bank of Australia 144A(z)	0.24	03/06/2012	64,000,000	63,985,191
Commonwealth Bank of Australia 144A(z)	0.26	02/21/2012	80,000,000	79,988,000
DBS Bank Limited 144A(z)	0.34	03/19/2012	45,000,000	44,979,438
DBS Bank Limited 144A(z)	0.34	03/21/2012	45,000,000	44,978,563
DBS Bank Limited 144A(z)	0.37	05/01/2012	43,000,000	42,960,225
DBS Bank Limited 144A(z)	0.37	05/03/2012	17,000,000	16,983,926
DBS Bank Limited 144A(z)	0.48	04/16/2012	60,000,000	59,940,000
DBS Bank Limited 144A(z)	0.48	04/18/2012	78,000,000	77,919,920
General Electric Capital Corporation(z)	0.17	02/28/2012	50,000,000	49,993,250
General Electric Capital Corporation(z)	0.27	02/29/2012	41,000,000	40,991,071
ICICI Bank Limited(z)	0.53	02/27/2012	12,000,000	11,995,233
Louis Dreyfus Commodities LLC(z)	0.27	02/10/2012	36,000,000	35,997,300
Louis Dreyfus Commodities LLC(z)	0.39	03/05/2012	24,000,000	23,991,200
New York Life Capital Corporation 144A(z)	0.11	02/07/2012	27,000,000	26,999,415
Oversea-Chinese Banking Corporation Limited(z)	0.56	04/10/2012	48,000,000	47,947,560
Suncorp Group Limited 144A(z)	0.31	02/28/2012	37,000,000	36,991,120
Suncorp Group Limited 144A(z)	0.42	02/06/2012	10,000,000	9,999,306
Suncorp Group Limited 144A(z)	0.48	03/12/2012	10,000,000	9,994,500

14	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commercial Paper (continued)
Toronto-Dominion Holdings Incorporated 144A(z)	0.18%	02/08/2012	$115,000,000	$114,995,304
Toronto-Dominion Holdings Incorporated 144A(z)	0.19	02/10/2012	115,000,000	114,993,963
UOB Funding LLC(z)	0.25	03/12/2012	13,000,000	12,996,244
UOB Funding LLC(z)	0.36	02/08/2012	13,000,000	12,998,951
UOB Funding LLC(z)	0.37	02/09/2012	27,000,000	26,997,510
UOB Funding LLC(z)	0.44	03/08/2012	35,000,000	34,984,250
Westpac Banking Corporation 144A(z)	0.27	03/05/2012	64,000,000	63,983,573
Westpac Banking Corporation 144A(z)	0.29	03/01/2012	71,000,000	70,982,842
Westpac Securities NZ Limited 144A(z)	0.28	04/19/2012	20,000,000	19,987,867
Westpac Securities NZ Limited±144A	0.45	04/11/2012	42,000,000	41,999,691
Westpac Securities NZ Limited±144A	0.63	04/16/2012	55,000,000	55,000,000

				2,506,317,429

Other Commercial Paper: 3.90%
ACTS Retirement Life Communities Incorporated(z)	0.19	02/28/2012	3,000,000	2,999,550
BP Capital Markets plc 144A(z)	0.24	02/17/2012	87,000,000	86,990,333
Coca-Cola Company 144A(z)	0.07	03/23/2012	18,000,000	17,998,215
Coca-Cola Company 144A(z)	0.10	02/22/2012	15,000,000	14,999,125
Coca-Cola Company 144A(z)	0.11	04/20/2012	18,000,000	17,995,655
Coca-Cola Company 144A(z)	0.11	04/23/2012	29,000,000	28,992,734
Coca-Cola Company 144A(z)	0.11	04/25/2012	10,000,000	9,997,433
Coca-Cola Company 144A(z)	0.13	03/13/2012	15,000,000	14,997,779
Coca-Cola Company 144A(z)	0.13	03/19/2012	55,000,000	54,990,665
Coca-Cola Company 144A(z)	0.14	02/13/2012	22,000,000	21,998,900
Coca-Cola Company 144A(z)	0.14	03/12/2012	103,000,000	102,983,978
Coca-Cola Company 144A(z)	0.14	03/15/2012	10,000,000	9,998,328
General Electric Capital Corporation(z)	0.08	02/14/2012	50,000,000	49,998,375
General Electric Capital Corporation(z)	0.13	03/28/2012	43,000,000	42,991,304
Proctor & Gamble 144A	0.00	02/01/2012	35,000,000	35,000,000
Toyota Motor Credit Corporation(z)	0.13	02/02/2012	12,000,000	11,999,917
Toyota Motor Credit Corporation(z)	0.17	02/03/2012	12,000,000	11,999,833
University of Washington	0.27	04/02/2012	6,000,000	6,000,000
Wal-Mart Stores Incorporated 144A(z)	0.05	02/13/2012	10,000,000	9,999,833

				552,931,957

Total Commercial Paper (Cost $6,696,851,655)				6,696,851,655

Government Agency Debt: 2.06%
FHLB±	0.23	02/05/2013	27,500,000	27,488,751
FHLB±	0.26	03/07/2013	42,000,000	41,986,016
FHLB±	0.26	05/09/2013	8,000,000	7,996,907
FHLB±	0.27	03/28/2013	42,000,000	41,989,864
FHLB±	0.27	05/02/2013	20,000,000	19,994,914
FHLB±	0.29	04/01/2013	37,000,000	37,000,000
FHLB±	0.29	05/17/2013	41,000,000	41,000,000
FHLB±	0.31	05/17/2013	15,000,000	15,000,000
FHLMC±	0.22	02/02/2012	60,000,000	59,999,868

Total Government Agency Debt (Cost $292,456,320)				292,456,320

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Cash Investment Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 22.09%

Alabama: 0.09%

Variable Rate Demand Note§: 0.09%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Miscellaneous Revenue) 144A	0.13%	11/15/2046	$12,625,000	$12,625,000

Arizona: 0.08%

Variable Rate Demand Note§: 0.08%
Phoenix AZ IDA (Housing Revenue, FHLMC Insured)	0.07	10/01/2029	11,500,000	11,500,000

California: 5.13%

Other Municipal Debt: 0.22%
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	08/01/2012	2,000,000	2,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11/01/2012	8,000,000	8,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	02/01/2013	7,000,000	7,000,000
San Francisco CA Public Utilities Commission (Tax Revenue)	0.17	03/06/2012	5,000,000	5,000,000
San Jose CA International Airport (Airport Revenue)	0.61	03/13/2012	5,000,000	5,000,000
Turlock Irrigation District California (Housing Revenue)	0.22	02/01/2012	5,000,000	5,000,000

				32,000,000

Variable Rate Demand Notes§: 4.91%
ABAG Finance Authority for Nonprofit Corporation California Marin Country Day School (Education Revenue, U.S. Bank NA LOC)	0.05	07/01/2037	3,000,000	3,000,000
California CDA Dublin Ranch Senior Apartments (Housing Revenue)	0.09	12/15/2037	14,900,000	14,900,000
California CDA Ivy Hill Apartments Project Series I (Housing Revenue, FNMA Insured)	0.07	02/01/2033	11,337,000	11,337,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)	0.07	08/01/2031	3,000,000	3,000,000
California CDA Pravillions Apartments Series M (Housing Revenue, FNMA Insured)	0.07	08/15/2034	7,700,000	7,700,000
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured)	0.13	07/01/2047	10,000,000	10,000,000
California Economic Recovery Series C-5 (Tax Revenue, Bank of America NA LOC)	0.04	07/01/2023	19,425,000	19,425,000
California Floating Series C-2 (Miscellaneous Revenue, Bank of Nova Soctia LOC)	0.04	05/01/2033	21,000,000	21,000,000
California HFA Home Mortgage Series M (Housing Revenue, FNMA LOC)	0.06	08/01/2034	12,100,000	12,100,000
California HFFA Catholic Healthcare Series C (Health Revenue, NATL-RE Insured)	0.07	07/01/2020	18,000,000	18,000,000
California PCFA Pacific Gas & Electric Project Series 97-B (Utilities Revenue, JPMorgan Chase Bank LOC)	0.07	11/01/2026	51,800,000	51,800,000
California Series I (Health Revenue, Bank of America NA LOC)	0.09	07/01/2035	22,000,000	22,000,000
California Variable Series B Subseries B1 (Miscellaneous Revenue, Bank of America NA LOC)	0.08	05/01/2040	10,000,000	10,000,000
Camarillo CA Hacienda de Camarillo Project (Housing Revenue, FNMA Insured)	0.07	10/15/2026	12,000,000	12,000,000
Contra Costa County CA Creekview Apartments Series B (Housing Revenue, FHLMC Insured)	0.07	07/01/2036	10,500,000	10,500,000
East Bay California MUD Water System Series 2011A-2 JPMorgan Chase PUTTER Trust Series 4032 (Miscellaneous Revenue) 144A	0.08	06/26/2012	19,000,000	19,000,000
Irvine Ranch CA Water District Series A (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.04	07/01/2035	39,900,000	39,900,000
JPMorgan Chase PUTTER Trust Series 3966 (Tax Revenue) 144A	0.08	08/12/2012	7,570,000	7,570,000

16	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured)	0.07%	08/01/2018	$12,000,000	$12,000,000
Los Angeles CA Community RDA Academy Village Apartments Series A (Housing Revenue, FHLMC Insured)	0.05	10/01/2019	16,000,000	16,000,000
Los Angeles CA DW&P Subseries B-5 (Utilities Revenue)	0.03	07/01/2034	32,000,000	32,000,000
Los Angeles CA Sub Series C (Water & Sewer Revenue, JPMorgan Chase Bank LOC)	0.06	06/01/2028	14,000,000	14,000,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (Miscellaneous Revenue) 144A	0.08	08/12/2012	7,265,000	7,265,000
Metropolitan Water District of Southern California Series B (Water & Sewer Revenue)	0.05	07/01/2027	8,800,000	8,800,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.08	12/01/2040	21,180,000	21,180,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC)	0.06	02/01/2035	53,650,000	53,650,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue, Bank of America NA LOC)	0.07	03/01/2037	71,195,000	71,195,000
Riverside CA Series C (Utilities Revenue, Bank of America NA LOC)	0.05	10/01/2035	15,725,000	15,725,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.08	02/01/2035	8,000,000	8,000,000
Sacramento County CA Housing Authority Natomas Park Apartments Issue B (Housing Revenue, FNMA Insured)	0.07	07/15/2035	15,550,000	15,550,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured)	0.07	12/01/2022	7,945,000	7,945,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of America NA LOC)	0.04	12/01/2030	21,140,000	21,140,000
San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured)	0.07	01/15/2033	11,325,000	11,325,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured)	0.08	01/15/2035	8,500,000	8,500,000
San Francisco CA City & County Finance Corporation Moscone Center Project Series 2008 (Lease Revenue, Bank of America NA LOC)	0.05	04/01/2030	2,775,000	2,775,000
San Francisco CA City & County Redevelopment Agency (Housing Revenue, FNMA Insured)	0.06	06/15/2034	8,700,000	8,700,000
San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.08	08/01/2032	14,000,000	14,000,000
San Francisco CA City & County Redevelopment Agency Series B001 (Lease Revenue) 144A	0.32	11/01/2041	2,000,000	2,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.07	09/15/2032	5,800,000	5,800,000
Santa Clara County CA TRAN JPMorgan Chase PUTTER Series 3976 (Miscellaneous Revenue) 144A	0.08	06/29/2012	25,800,000	25,800,000
Simi Valley CA MFHA Series A (Housing Revenue, FHLMC Insured)	0.05	07/01/2023	9,000,000	9,000,000
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, U.S. Bank NA LOC)	0.05	07/01/2036	10,000,000	10,000,000

				695,582,000

Colorado: 0.73%

Variable Rate Demand Notes§: 0.73%
Colorado HFA Class I Series A-2 (Housing Revenue)	0.09	11/01/2026	6,000,000	6,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FNMA Insured)	0.15	05/01/2050	34,655,000	34,655,000
Denver CO City & County Airport Department (Airport Revenue, JPMorgan Chase Bank LOC)	0.06	11/15/2022	16,500,000	16,500,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Cash Investment Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Denver CO City & County Subseries G1 (Airport Revenue, Assured Guaranty Insured)	0.08%	11/15/2025	$9,000,000	$9,000,000
Denver CO City & County Subseries G2 (Airport Revenue, Assured Guaranty Insured)	0.08	11/15/2025	9,550,000	9,550,000
Denver CO Public Schools Series A-4 (Lease Revenue, Royal Bank of Canada LOC, AGM Insured)	0.12	12/15/2037	16,000,000	16,000,000
JPMorgan Chase PUTTER Trust Series 4024 (Miscellaneous Revenue) 144A	0.08	06/27/2012	12,000,000	12,000,000

				103,705,000

Connecticut: 0.15%

Variable Rate Demand Note§: 0.15%
New Britain CT Taxable Pension Series C (Tax Revenue, JPMorgan Chase Bank LOC)	0.35	02/01/2026	21,800,000	21,800,000

Delaware: 0.16%

Variable Rate Demand Note§: 0.16%
Puttable Floating Option Taxable Notes Series TNP-1002 (Miscellaneous Revenue) 144A	1.95	03/15/2012	22,275,000	22,275,000

District of Columbia: 0.48%

Other Municipal Debt: 0.06%
District of Columbia Metropolitan Airport Authority (Airport Revenue)	0.22	02/13/2012	2,000,000	2,000,000
District of Columbia Water & Sewer Authority (Water & Sewer Revenue)	0.20	03/12/2012	7,000,000	7,000,000

				9,000,000

Variable Rate Demand Notes§: 0.42%
District of Columbia The American University Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	04/01/2038	42,400,000	42,400,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4026 (Tax Revenue) 144A	0.08	09/28/2012	5,000,000	5,000,000
Puttable Floating Option Taxable Notes Series TN-033 (Education Revenue) 144A	0.52	10/01/2035	11,585,000	11,585,000

				58,985,000

Florida: 0.48%

Variable Rate Demand Notes§: 0.48%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.06	03/01/2038	3,000,000	3,000,000
Palm Beach County FL Pine Crest Preparatory School Incorporated Project Series 2008 (Education Revenue, Bank of America NA LOC)	0.13	06/01/2032	14,260,000	14,260,000
Pinellas County FL Health Facilities Authority Series B1 (Health Revenue, AGM Insured)	0.10	11/15/2033	34,715,000	34,715,000
Sarasota County FL Public Hospital Series D (Health Revenue)	0.06	07/01/2037	6,000,000	6,000,000
Volusia County FL Eclipse Funding Trust (Lease Revenue, U.S. Bank NA LOC, FSA Insured)	0.07	08/01/2013	4,805,000	4,805,000
Volusia County FL Eclipse Funding Trust (Lease Revenue, U.S. Bank NA LOC, FSA Insured)	0.07	08/01/2032	4,735,000	4,735,000

				67,515,000

18	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Georgia: 0.11%

Variable Rate Demand Notes§: 0.11%
Columbus GA Housing Development Authority PFOTER Series TN-024 (Housing Revenue, ACA Insured) 144A	0.52%	10/01/2039	$13,000,000	$13,000,000
Wayne County GA IDA Various Rayonier Project (IDR, Bank of America NA LOC)	0.17	05/01/2020	3,000,000	3,000,000

				16,000,000

Illinois: 0.76%

Variable Rate Demand Notes§: 0.76%
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.07	05/01/2014	9,000,000	9,000,000
Chicago IL Waterworks Revenue Subseries 2001-1 (Water & Sewer Revenue)	0.08	11/01/2030	5,000,000	5,000,000
Chicago IL Waterworks Revenue Subseries 2001-2 (Water & Sewer Revenue)	0.08	11/01/2030	11,000,000	11,000,000
Cook County IL Series D-1 (Miscellaneous Revenue)	0.18	11/01/2030	46,600,000	46,600,000
Cook County IL Series D-2 (Miscellaneous Revenue)	0.18	11/01/2030	17,400,000	17,400,000
Illinois Finance Authority Revenue Elmhurst Healthcare Series B (Health Revenue)	0.06	01/01/2048	8,000,000	8,000,000
Illinois Toll Highway Authority (Transportation Revenue, PNC Bank NA LOC)	0.06	07/01/2030	4,000,000	4,000,000
Illinois Toll Highway Authority (Transportation Revenue, Citibank NA LOC)	0.07	07/01/2030	7,000,000	7,000,000

				108,000,000

Indiana: 0.20%

Variable Rate Demand Notes§: 0.20%
Richmond IN Reid Hospital & Health Care Services Incorporated (Health Revenue, AGM Insured)	0.08	01/01/2040	5,730,000	5,730,000
Indiana Finance Authority Trinity Health Credit Group Series 2008D-1 (Health Revenue)	0.04	12/01/2034	17,000,000	17,000,000
Indiana Financing Authority Duke Energy Project A-3 (Resource Recovery Revenue, Mizuho Corporate Bank LOC)	0.08	12/01/2039	5,000,000	5,000,000

				27,730,000

Iowa: 0.07%

Variable Rate Demand Note§: 0.07%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.09	06/01/2039	9,915,000	9,915,000

Kentucky: 0.11%

Variable Rate Demand Note§: 0.11%
JPMorgan Chase PUTTER/DRIVER Trust Series 4012 (Water & Sewer Revenue) 144A	0.08	12/12/2012	16,000,000	16,000,000

Louisiana: 0.42%

Variable Rate Demand Notes§: 0.42%
Louisiana Stadium & Exposition PFOTER Series TN-013 (Miscellaneous Revenue) 144A	0.52	07/01/2036	17,690,000	17,690,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Cash Investment Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.08%	11/01/2040	$6,500,000	$6,500,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.10	11/01/2040	5,000,000	5,000,000
St. James Parish LA PCRB Texaco Project Series 1988B (Miscellaneous Revenue)	0.04	07/01/2012	31,000,000	31,000,000

				60,190,000

Maryland: 0.27%

Variable Rate Demand Notes§: 0.27%
Maryland CDA Series 2006-G (Housing Revenue)	0.10	09/01/2040	13,700,000	13,700,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.12	01/01/2029	24,635,000	24,635,000

				38,335,000

Massachusetts: 0.20%

Variable Rate Demand Notes§: 0.20%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.11	10/01/2031	24,575,000	24,575,000
Massachusetts HEFA Children’s Hospital Project Series N-3 (Health Revenue, JPMorgan Chase Bank LOC)	0.06	10/01/2038	4,000,000	4,000,000

				28,575,000

Michigan: 0.56%

Variable Rate Demand Notes§: 0.56%
Michigan Finance Authority Unemployment Obligation Assessment Series 2011 (Miscellaneous Revenue, Citibank NA LOC)	0.11	07/01/2014	75,000,000	75,000,000
Michigan Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.10	10/01/2037	3,935,000	3,935,000

				78,935,000

Minnesota: 0.32%

Variable Rate Demand Notes§: 0.32%
Bloomington Associates MN (Housing Revenue, Bank of America NA LOC)	0.40	08/01/2037	20,500,000	20,500,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.06	09/01/2046	6,000,000	6,000,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.20	10/01/2038	6,000,000	6,000,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, U.S. Bank NA LOC)	0.06	05/01/2042	7,200,000	7,200,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, AGM Insured)	0.08	05/01/2042	6,000,000	6,000,000

				45,700,000

Mississippi: 0.89%

Variable Rate Demand Notes§: 0.89%
Jackson County MS Port Facility Chevron USA Incorporated Project (IDR)	0.04	06/01/2023	13,000,000	13,000,000

20	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 2009B (IDR)	0.04%	12/01/2030	$9,200,000	$9,200,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR)	0.04	12/01/2030	41,000,000	41,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (IDR)	0.04	11/01/2035	5,640,000	5,640,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series E (IDR)	0.04	12/01/2030	15,050,000	15,050,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series H (IDR)	0.05	11/01/2035	11,000,000	11,000,000
Mississippi Nissan Project Series A (Tax Revenue, GO of Commonwealth Insured)	0.17	11/01/2028	30,730,000	30,728,816

				125,618,816

Missouri: 0.07%

Variable Rate Demand Note§: 0.07%
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.07	04/01/2027	10,000,000	10,000,000

Nebraska: 0.24%

Variable Rate Demand Note§: 0.24%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Energy Revenue)	0.08	08/01/2039	34,635,000	34,635,000

Nevada: 0.24%

Variable Rate Demand Notes§: 0.24%
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.10	10/01/2035	17,630,000	17,630,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	05/01/2037	15,800,000	15,800,000

				33,430,000

New Jersey: 0.57%

Variable Rate Demand Notes§: 0.57%
New Jersey EDA Lawrenceville School Project Series B (Miscellaneous Revenue)	0.05	07/01/2026	16,950,000	16,950,000
New Jersey EDA NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.09	06/01/2026	7,000,000	7,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.09	06/01/2032	9,000,000	9,000,000
New Jersey EDA Princeton Project (Miscellaneous Revenue, PNC Bank NA LOC)	0.05	11/01/2034	9,525,000	9,525,000
New Jersey Housing & Mortgage Finance Agency Series B (Housing Revenue, Bank of America NA LOC)	0.08	05/01/2048	34,575,000	34,575,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.09	04/15/2014	4,000,000	4,000,000

				81,050,000

New York: 2.28%

Variable Rate Demand Notes§: 2.28%
JPMorgan Chase PUTTER/DRIVER Trust Series 4011Z NY Liberty Development Corporation (Port Authority Revenue, GO of Authority Insured) 144A	0.08	06/15/2019	7,000,000	7,000,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Cash Investment Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Nassau County NY Interim Finance Authority Series E (Tax Revenue)	0.08%	11/15/2014	$10,000,000	$10,000,000
New York City NY Housing Development Corporation Multi-Family Rental Housing The Balton Project Series A (Housing Revenue, Bank of America NA LOC, FHLMC Insured)	0.08	09/01/2049	10,875,000	10,875,000
New York City NY Municipal Water Finance Authority (Water & Sewer Revenue) 144A	0.26	06/15/2044	8,000,000	8,000,000
New York City NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue)	0.05	06/15/2025	40,200,000	40,200,000
New York City NY Municipal Water Finance Authority Subseries A-1 (Water & Sewer Revenue)	0.03	06/15/2044	10,000,000	10,000,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue)	0.04	06/15/2024	6,998,000	6,998,000
New York City NY Subseries B (Tax Revenue, TD Bank NA LOC)	0.04	09/01/2027	9,000,000	9,000,000
New York City NY Subseries C-4 (Tax Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.05	08/01/2020	12,000,000	12,000,000
New York City NY Subseries L-3 (Tax Revenue)	0.05	04/01/2036	6,000,000	6,000,000
New York City NY Transitional Financing Authority Class A (Miscellaneous Revenue, FSA-CR, FGIC State Aid Withholding Insured)	0.09	07/15/2036	30,500,000	30,500,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured)	0.14	05/15/2034	10,400,000	10,400,000
New York HFA Clinto Green South Project Series A (Housing Revenue, FHLMC Insured)	0.14	11/01/2038	12,000,000	12,000,000
New York HFA Multi-Family Housing Second Mortgage Series A (Housing Revenue, FNMA Insured)	0.06	05/01/2029	5,000,000	5,000,000
New York HFA Series L (Housing Revenue, Bank of America NA LOC)	0.08	09/15/2021	18,000,000	18,000,000
New York HFA Taxable 600 West 42nd Series B (Housing Revenue, Bank of New York LOC)	0.18	11/01/2041	4,260,000	4,260,000
New York HFA Victory Housing Project Series 2000-A (Miscellaneous Revenue, FHLMC Insured)	0.06	11/01/2033	4,500,000	4,500,000
New York HFA Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.06	11/01/2033	2,700,000	2,700,000
New York Metropolitan Transportation Authority (Transportation Revenue, Bank of America NA LOC)	0.04	11/01/2041	26,560,000	26,560,000
New York Metropolitan Transportation Authority ROC RR-II-R-11645 (Transportation Revenue, FSA Insured) 144A	0.23	11/15/2025	805,000	805,000
New York Mortgage Agency Series 144 (Housing Revenue)	0.10	10/01/2037	15,000,000	15,000,000
New York Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue)	0.02	06/15/2038	13,800,000	13,800,000
New York PFOTER Series TN-012 (Miscellaneous Revenue) 144A	0.52	06/15/2053	23,000,000	23,000,000
Puttable Floating Option Taxable Notes Series TN-037 (Miscellaneous Revenue) 144A	0.52	10/01/2046	22,340,000	22,340,000
Puttable Floating Option Taxable Notes Series TNP-1004 (Resource Recovery Revenue, AMBAC Insured) 144A	1.10	12/01/2026	14,595,000	14,595,000

				323,533,000

North Carolina: 0.17%

Variable Rate Demand Notes§: 0.17%
Charlotte Mecklenburg NC Hospital Authority Health Care System (Health Revenue)	0.03	01/15/2038	9,895,000	9,895,000
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008 B-2 (Health Revenue, Branch Banking & Trust LOC)	0.07	12/01/2036	13,980,000	13,980,000

				23,875,000

22	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Ohio: 0.61%

Variable Rate Demand Notes§: 0.61%
Allen County OH Hospital Facilities Catholic Healthcare Series A (Health Revenue, Bank of America NA LOC)	0.07%	10/01/2031	$29,355,000	$29,355,000
Cleveland-Cuyahoga County OH Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase Bank LOC)	0.08	01/01/2037	4,595,000	4,595,000
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.07	08/15/2041	3,980,000	3,980,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue)	0.04	10/01/2041	4,000,000	4,000,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured)	0.21	09/01/2039	24,462,000	24,462,000
Ohio Housing Finance Agency Mortgage Revenue (Housing Revenue)	0.11	09/01/2036	20,000,000	20,000,000

				86,392,000

Oklahoma: 0.19%

Variable Rate Demand Note§: 0.19%
Oklahoma Turnpike Authority Series E (Transportation Revenue)	0.06	01/01/2028	26,190,000	26,190,000

Oregon: 0.25%

Variable Rate Demand Notes§: 0.25%
Forest City OR Residential Management Incorporated PFOTER (Miscellaneous Revenue) 144A	0.52	07/26/2012	22,075,000	22,075,000
JPMorgan Chase PUTTER Trust Series 3989 (Miscellaneous Revenue) 144A	0.08	06/29/2012	13,000,000	13,000,000

				35,075,000

Pennsylvania: 1.48%

Variable Rate Demand Notes§: 1.48%
Allegheny County PA IDA Longwood Oakmont Incorporated Series 2011-A (Health Revenue, PNC Bank NA LOC)	0.05	12/01/2041	10,000,000	10,000,000
Berks County PA Municipal Authority Royal Bank of Canada Floater Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.16	11/01/2012	5,000,000	5,000,000
Delaware River Port Authority PA Series B (Transportation Revenue, Bank of America NA LOC)	0.04	01/01/2026	60,000,000	60,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.06	07/01/2037	20,400,000	20,400,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.11	08/01/2030	6,000,000	6,000,000
Pennsylvania HFA Series 95-C (Housing Revenue)	0.10	04/01/2026	19,180,000	19,180,000
Pennsylvania Housing Finance Agency Series 88B (Housing Revenue, GO of Agency Insured)	0.07	10/01/2036	4,000,000	4,000,000
Pennsylvania Public School Building Authority (Miscellaneous Revenue, FSA Insured)	0.13	06/01/2032	8,765,000	8,765,000
Puttable Floating Option Taxable Notes Series TNP-1003 (Education Revenue) 144A	1.10	06/01/2047	76,335,000	76,335,000

				209,680,000

South Carolina: 0.26%

Other Municipal Debt: 0.15%
South Carolina Public Service Authority (IDR)	0.20	03/26/2012	3,200,000	3,200,000
South Carolina Public Service Authority (IDR)	0.20	03/27/2012	1,000,000	1,000,000
South Carolina Public Service Authority (IDR)	0.22	03/20/2012	10,000,000	10,000,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Cash Investment Money Market Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Municipal Debt (continued)
York County SC PCR Series 2000 B-1 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45%	03/01/2012	$3,000,000	$3,000,000
York County SC PCR Series 2000 B-3 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45	03/01/2012	4,000,000	4,000,000

				21,200,000

Variable Rate Demand Note§: 0.11%
South Carolina Public Service Authority (Miscellaneous Revenue) 144A	0.26	01/01/2050	15,000,000	15,000,000

South Dakota: 0.04%

Variable Rate Demand Note§: 0.04%
South Dakota Housing Development Authority Series C (Airport Revenue, FNMA Insured)	0.09	05/01/2037	5,000,000	5,000,000

Tennessee: 0.20%

Variable Rate Demand Notes§: 0.20%
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.10	07/01/2034	14,730,000	14,730,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.10	02/01/2036	5,130,000	5,130,000
Nashville & Davidson County TN Metropolitan Government Stewarts Ferry Apartments Project (Housing Revenue, FHLMC Insured)	0.07	01/01/2034	5,000,000	5,000,000
Nashville & Davidson County TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.11	12/01/2041	3,000,000	3,000,000

				27,860,000

Texas: 3.46%

Other Municipal Debt: 0.27%
Austin TX Series A (Tax Revenue)	0.10	02/01/2012	32,000,000	32,000,000
Austin TX Series A (Tax Revenue)	0.10	02/07/2012	2,000,000	2,000,000
University of Texas Permanent University Fund (Education Revenue)	0.01	02/03/2012	3,500,000	3,500,000

				37,500,000

Variable Rate Demand Notes§: 3.19%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.09	11/15/2017	7,000,000	7,000,000
Bexar County TX Health Facilities El Centro Del Barrio Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.10	12/01/2032	2,395,000	2,395,000
Gulf Coast Waste Disposal Authority Texas Environmental Facilities Revenue Exxon Mobil Project (IDR)	0.04	12/01/2025	5,000,000	5,000,000
Gulf Coast Waste Disposal Authority Texas Environmental Facilities Revenue Exxon Mobil Project Series A (IDR)	0.05	06/01/2030	4,000,000	4,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.07	06/01/2038	17,000,000	17,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase Bank LOC)	0.07	06/01/2029	7,000,000	7,000,000
Harris County TX Health Facilities Development Corporation Baylor Series A2 (Education Revenue, Bank of America NA LOC)	0.06	11/15/2047	20,725,000	20,725,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2004 A (Resource Recovery Revenue)	0.05	03/01/2023	6,000,000	6,000,000

24	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue) 144A	0.08%	08/30/2012	$50,995,000	$50,995,000
JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue) 144A	0.08	08/30/2012	32,000,000	32,000,000
JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue) 144A	0.08	08/30/2012	33,660,000	33,660,000
JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue) 144A	0.08	08/30/2012	39,000,000	39,000,000
JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue) 144A	0.08	08/30/2012	50,000,000	50,000,000
Lower Neches River Valley Authority Texas Industrial Development Corporation Facilities Revenue Exxon Mobil Project Series B (IDR)	0.05	11/01/2029	8,000,000	8,000,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.13	04/01/2022	6,000,000	6,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured)	0.14	02/01/2035	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009A (Resource Recovery Revenue)	0.06	12/01/2039	9,000,000	9,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009B (Resource Recovery Revenue)	0.06	12/01/2039	3,700,000	3,700,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.06	12/01/2039	7,000,000	7,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010A (IDR)	0.06	04/01/2040	12,100,000	12,100,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR)	0.06	11/01/2040	3,000,000	3,000,000
Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured)	0.28	02/01/2049	8,890,000	8,890,000
Texas Department of Housing Providence at Rush Creek II Apartments Series 2004 (Housing Revenue, FHLMC Insured)	0.32	01/01/2044	8,570,000	8,570,000
Texas TAN JPMorgan Chase PUTTER Series 3953 (Miscellaneous Revenue) 144A	0.08	08/30/2012	87,435,000	87,435,000
Texas Taxable Product Development Program Series A (Miscellaneous Revenue)	0.14	06/01/2045	13,500,000	13,500,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Regional Health Care Center Project Series 1997 B (Health Revenue, Bank of America NA LOC)	0.13	07/01/2020	8,500,000	8,500,000

				452,470,000

Utah: 0.13%

Variable Rate Demand Note§: 0.13%
Utah State Transit Authority Series A (Tax Revenue, Bank of America NA LOC)	0.08	06/15/2042	19,000,000	19,000,000

Virginia: 0.17%

Variable Rate Demand Notes§: 0.17%
Norfolk VA Redevelopment & Housing Authority Old Dominion University Project (Education Revenue, Bank of America NA LOC)	0.09	08/01/2033	13,615,000	13,615,000
Virginia Commonwealth University Health System Authority Series B (Health Revenue, Branch Banking & Trust LOC)	0.04	07/01/2037	7,000,000	7,000,000
Virginia Small Business Financing Authority Hampton University Series 2008 A (Education Revenue, PNC Bank NA LOC)	0.05	12/01/2038	4,000,000	4,000,000

				24,615,000

Washington: 0.25%

Variable Rate Demand Notes§: 0.25%
Seattle WA Water System (Water & Sewer Revenue, FSA-CR, MBIA Insured) 144A	0.08	09/01/2012	9,530,000	9,530,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Cash Investment Money Market Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Washington HCFR Swedish Health Services Series C (Health Revenue, Bank of America NA LOC)	0.09%	11/15/2039	$15,000,000	$15,000,000
Washington Housing Finance Commission (Housing Revenue)	0.01	06/01/2037	6,960,000	6,960,000
Washington ROC RR-II-R-12285 (Tax Revenue, FSA-CR, FGIC Insured) 144A	0.08	01/01/2031	4,000,000	4,000,000

				35,490,000

West Virginia: 0.08%

Variable Rate Demand Notes§: 0.08%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC)	0.10	07/01/2039	8,995,000	8,995,000
Monongalia County WV Building Commission General Hospital Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.11	07/01/2040	3,000,000	3,000,000

				11,995,000

Wisconsin: 0.04%

Variable Rate Demand Notes§: 0.04%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.08	09/01/2035	4,040,000	4,040,000
Wisconsin State HEFAR Medical College Series B (Education Revenue, U.S. Bank NA LOC)	0.04	12/01/2033	2,000,000	2,000,000

				6,040,000

Wyoming: 0.15%

Variable Rate Demand Notes§: 0.15%
Wyoming CDA (Housing Revenue)	0.25	12/01/2032	20,000,000	20,000,000
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.07	06/01/2035	1,180,000	1,180,000

				21,180,000

Total Municipal Bonds and Notes (Cost $3,131,195,816)				3,131,195,816

Other Instruments: 1.12%
Ally Auto Receivables Trust Asset Backed Security Floating Rate Note	0.49	01/16/2013	15,000,000	15,000,000
Austin TX Municipal Commercial Paper(z)	0.12	02/23/2012	9,134,000	9,133,274
Commonwealth Bank of Australia Floating Rate Note±144A	0.85	04/27/2012	17,000,000	17,010,041
GBG LLC Custody Receipts±144A§	0.10	09/01/2027	12,027,000	12,027,000
ING Bank NV Floating Rate Note±144A	0.94	02/02/2012	42,000,000	42,000,000
ING Bank NV Floating Rate Note±144A	0.95	02/10/2012	40,000,000	40,000,000
MetLife Global Funding Insurance Company Funding Agreement±144A	1.08	04/10/2012	20,000,000	20,010,624
Westpac Banking Corporation Floating Rate Note±144A	0.62	04/03/2012	3,000,000	3,001,967

Total Other Instruments (Cost $158,182,906)				158,182,906

Other Notes: 5.02%

Corporate Bonds and Notes: 5.02%
ACTS Retirement Life Communities Incorporated§	0.30	11/15/2029	12,004,000	12,004,000
Bank of America Corporation	2.38	06/22/2012	28,647,000	28,897,475
Bank of America Corporation	3.13	06/15/2012	77,000,000	77,852,611
Bank of the West (San Francisco CA)	2.15	03/27/2012	20,000,000	20,062,631
Bear Stearns LLC±	0.62	02/01/2012	12,000,000	12,000,000

26	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Corporate Bonds and Notes (continued)
Berkshire Hathaway Incorporated	1.40%	02/10/2012	$3,000,000	$3,000,868
Citibank NA	1.88	06/04/2012	36,000,000	36,213,503
Citigroup Funding Incorporated	2.00	03/30/2012	25,000,000	25,076,992
General Electric Capital Corporation±	0.74	03/12/2012	25,000,000	25,006,749
General Electric Capital Corporation	2.20	06/08/2012	112,000,000	112,813,123
Goldman Sachs Group Incorporated	3.25	06/15/2012	56,000,000	56,645,892
John Deere Capital Corporation	2.88	06/19/2012	22,000,000	22,230,021
JPMorgan Chase & Company±	0.59	11/16/2012	4,000,000	4,000,000
JPMorgan Chase & Company±	0.59	01/18/2013	29,000,000	28,994,431
JPMorgan Chase & Company±	0.78	06/15/2012	15,000,000	15,015,230
JPMorgan Chase & Company±	1.07	09/21/2012	22,000,000	22,069,849
JPMorgan Chase & Company	2.13	06/22/2012	15,305,000	15,423,971
JPMorgan Chase & Company	2.20	06/15/2012	70,000,000	70,536,353
Key Bank NA	3.20	06/15/2012	14,000,000	14,158,892
LTF Real Estate LLC±144A§	0.27	06/01/2033	15,400,000	15,400,000
Morgan Stanley	1.95	06/20/2012	42,421,000	42,717,655
PNC Funding Corporation	2.30	06/22/2012	50,415,000	50,841,130

Total Other Notes (Cost $710,961,376)				710,961,376

Repurchase Agreements^^: 1.86%
BNP Paribas Securities Corporation, dated 01/31/2012, maturity value $25,000,111 (1)	0.16	02/01/2012	25,000,000	25,000,000
Credit Suisse Securities, dated 01/31/2012, maturity value $11,000,049 (2)	0.16	02/01/2012	11,000,000	11,000,000
Deutsche Bank Securities, dated 01/31/2012, maturity value $107,050,714 (3)	0.24	02/01/2012	107,050,000	107,050,000
JPMorgan Securities, dated 01/31/2012, maturity value $21,000,128 (4)	0.22	02/01/2012	21,000,000	21,000,000
Societe Generale (New York), dated 01/31/2012, maturity value $5,000,025 (5)	0.18	02/01/2012	5,000,000	5,000,000
Societe Generale (New York), dated 01/31/2012, maturity value $21,000,128 (6)	0.22	02/01/2012	21,000,000	21,000,000
Societe Generale (New York), dated 01/31/2012, maturity value $14,000,089 (7)	0.23	02/01/2012	14,000,000	14,000,000
Societe Generale (New York), dated 01/31/2012, maturity value $60,000,025 (8)	0.15	02/01/2012	60,000,000	60,000,000

Total Repurchase Agreements (Cost $264,050,000)				264,050,000

	Yield
Treasury Debt: 5.64%
U.S. Treasury Bill	0.03	03/01/2012	50,000,000	49,998,951
U.S. Treasury Bill	0.04	02/23/2012	108,000,000	107,997,030
U.S. Treasury Bill	0.04	04/12/2012	97,000,000	96,991,870
U.S. Treasury Bill	0.04	05/17/2012	75,000,000	74,991,167
U.S. Treasury Bill	0.05	02/09/2012	60,000,000	59,999,200
U.S. Treasury Bill	0.05	05/24/2012	90,000,000	89,986,158
U.S. Treasury Bill	0.06	04/19/2012	135,000,000	134,981,719
U.S. Treasury Bill	0.07	02/16/2012	133,000,000	132,996,153
U.S. Treasury Bill	0.07	05/31/2012	51,000,000	50,987,675

Total Treasury Debt (Cost $798,929,923)				798,929,923

Total Investments in Securities
(Cost $14,190,340,139)*	100.12%	14,190,340,139
Other Assets and Liabilities, Net	(0.12)	(17,479,331)

Total Net Assets	100.00%	$14,172,860,808

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Cash Investment Money Market Fund	27

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity.

§	These securities are subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 0.125% to 2.375%, 12/31/2013 to 9/30/2014, market value including accrued interest is $25,500,003.

(2)	U.S. government securities, 0.25% to 4.25%, 8/15/2013 to 2/28/2015, market value including accrued interest is $11,220,042.

(3)	U.S. government securities, 3.50% to 7.00%, 8/1/2038 to 1/1/2042, market value including accrued interest is $110,261,500.

(4)	U.S. government securities, 3.00% to 7.50%, 6/1/2014 to 9/1/2048, market value including accrued interest is $21,630,023.

(5)	U.S. government securities, 0.00% to 1.50%, 11/30/2012 to 11/15/2016, market value including accrued interest is $5,100,000.

(6)	U.S. government securities, 3.49% to 6.50%, 8/1/2025 to 10/1/2041, market value including accrued interest is $21,630,000.

(7)	U.S. government securities, 3.50% to 4.50%, 12/1/2031 to 2/1/2042, market value including accrued interest is $14,420,000.

(8)	U.S. government securities, 3.50% to 4.00%, 2/1/2041 to 2/1/2042, market value including accrued interest is $61,800,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Cash Investment Money Market Fund	Statement of Assets and Liabilities—January 31, 2012

Assets
Investments in unaffiliated securities, at amortized cost	$14,190,340,139
Cash	57,270
Receivable for investments sold	10,510,054
Receivable for Fund shares sold	1,442,949
Receivable for interest	4,011,659
Prepaid expenses and other assets	69,046

Total assets	14,206,431,117

Liabilities
Dividends payable	110,619
Payable for investments purchased	29,363,352
Payable for Fund shares redeemed	1,098,923
Advisory fee payable	233,541
Due to other related parties	1,394,642
Accrued expenses and other liabilities	1,369,232

Total liabilities	33,570,309

Total net assets	$14,172,860,808

NET ASSETS CONSIST OF
Paid-in capital	$14,176,655,769
Overdistributed net investment income	(6,475)
Accumulated net realized losses on investments	(3,788,486)

Total net assets	$14,172,860,808

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$600,737,488
Shares outstanding – Administrator Class	600,748,390
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$6,246,114,208
Shares outstanding – Institutional Class	6,246,421,978
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$5,325,712,831
Shares outstanding – Select Class	5,325,906,488
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$2,000,296,281
Shares outstanding – Service Class	2,000,351,348
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Year Ended January 31, 2012	Wells Fargo Advantage Cash Investment Money Market Fund	29

Investment income
Interest	$45,549,506

Expenses
Advisory fee	17,369,585
Administration fees
Fund level	6,710,875
Administrator Class	684,376
Institutional Class	6,255,132
Select Class	2,675,653
Service Class	2,612,450
Shareholder servicing fees
Administrator Class	679,067
Service Class	5,419,459
Custody and accounting fees	899,222
Professional fees	43,190
Registration fees	22,477
Shareholder report expenses	15,000
Trustees’ fees and expenses	10,578
Other fees and expenses	303,227

Total expenses	43,700,291
Less: Fee waivers and/or expense reimbursements	(12,180,591)

Net expenses	31,519,700

Net investment income	14,029,806

Net realized gains on investments	187,407

Net increase in net assets resulting from operations	$14,217,213

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Cash Investment Money Market Fund	Statements of Changes in Net Assets

	Year Ended January 31, 2012		Year Ended January 31, 2011[1]		Year Ended February 28, 2010

Operations
Net investment income		$14,029,806		$23,412,743		$68,948,804
Net realized gains on investments		187,407		3,948,898		1,305,502

Net increase in net assets resulting from operations		14,217,213		27,361,641		70,254,306

Distributions to shareholders from
Net investment income
Administrator Class		(68,440)		(283,173)		(3,197,134)
Institutional Class		(4,892,027)		(12,418,004)		(36,416,120)
Select Class		(8,851,628)		(10,392,091)		(21,381,205)
Service Class		(217,711)		(319,475)		(7,953,067)
Net realized gains
Administrator Class		(2,003)		(3,449)		(17,127)
Institutional Class		(22,782)		(39,822)		(130,942)
Select Class		(21,361)		(28,406)		(64,816)
Service Class		(6,608)		(13,653)		(59,895)

Total distributions to shareholders		(14,082,560)		(23,498,073)		(69,220,306)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Administrator Class	2,274,713,526	2,274,713,526	5,107,054,074	5,107,054,074	2,254,684,919	2,254,684,919
Institutional Class	40,078,946,700	40,078,946,700	45,806,193,396	45,806,193,396	52,907,799,957	52,907,799,957
Select Class	62,838,029,797	62,838,029,797	52,309,085,388	52,309,085,388	32,433,686,427	32,433,686,427
Service Class	10,514,808,864	10,514,808,864	33,567,738,393	33,567,738,393	45,102,274,340	45,102,274,340

		115,706,498,887		136,790,071,251		132,698,445,643

Reinvestment of distributions
Administrator Class	52,228	52,228	240,723	240,723	2,808,526	2,808,526
Institutional Class	2,656,637	2,656,637	6,927,909	6,927,909	18,872,660	18,872,660
Select Class	7,057,838	7,057,838	8,102,833	8,102,833	3,522,975	3,522,975
Service Class	96,294	96,294	131,403	131,403	15,869,130	15,869,130

		9,862,997		15,402,868		41,073,291

Payment for shares redeemed
Administrator Class	(2,438,629,355)	(2,438,629,355)	(5,355,821,692)	(5,355,821,692)	(2,659,762,118)	(2,659,762,118)
Institutional Class	(42,103,783,387)	(42,103,783,387)	(49,008,978,375)	(49,008,978,375)	(54,171,372,667)	(54,171,372,667)
Select Class	(65,113,277,192)	(65,113,277,192)	(49,620,548,019)	(49,620,548,019)	(34,780,768,334)	(34,780,768,334)
Service Class	(10,799,228,968)	(10,799,228,968)	(35,299,088,279)	(35,299,088,279)	(43,954,038,008)	(43,954,038,008)

		(120,454,918,902)		(139,284,436,365)		(135,565,941,127)

Net asset value of shares issued in acquisition
Institutional Class	0	0	2,576,607,084	2,572,517,911	0	0

Net increase (decrease) in net assets resulting from capital share transactions		(4,738,557,018)		93,555,665		(2,826,422,193)

Total increase (decrease) in net assets		(4,738,422,365)		97,419,233		(2,825,388,193)

Net assets
Beginning of period		18,911,283,173		18,813,863,940		21,639,252,133

End of period		$14,172,860,808		$18,911,283,173		$18,813,863,940

Overdistributed net investment income		$(6,475)		$(6,475)		$(6,470)

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Cash Investment Money Market Fund	31

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Administrator Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.03%	0.24%	2.19%	4.92%	4.96%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.38%	0.38%	0.37%	0.37%
Net expenses	0.25%	0.32%	0.34%	0.34%	0.33%	0.35%
Net investment income	0.01%	0.04%	0.25%	2.23%	4.77%	4.87%
Supplemental data
Net assets, end of period (000’s omitted)	$600,737	$764,595	$1,013,058	$1,415,264	$2,249,470	$1,364,223

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Cash Investment Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Institutional Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.06%	0.15%	0.36%	2.32%	5.06%	5.12%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.26%	0.26%	0.25%	0.25%
Net expenses	0.20%	0.20%	0.22%	0.21%	0.20%	0.20%
Net investment income	0.06%	0.16%	0.37%	2.28%	4.94%	5.01%
Supplemental data
Net assets, end of period (000’s omitted)	$6,246,114	$8,268,232	$8,887,844	$10,132,093	$9,194,540	$7,830,847

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Cash Investment Money Market Fund	33

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Select Class	2012	2011[1]	2010	2009	2008[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.13%	0.21%	0.43%	2.40%	3.31%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.22%	0.23%	0.20%
Net expenses	0.13%	0.13%	0.15%	0.15%	0.13%
Net investment income	0.13%	0.22%	0.41%	2.29%	4.81%
Supplemental data
Net assets, end of period (000’s omitted)	$5,325,713	$7,593,851	$4,897,725	$3,733,381	$3,025,485

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from June 29, 2007 (commencement of class operations) to February 29, 2008.

3.	Amount is less than $0.005.

4.	Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Cash Investment Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Service Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.14%	2.02%	4.75%	4.80%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.56%	0.56%	0.54%	0.54%
Net expenses	0.25%	0.35%	0.46%	0.52%	0.50%	0.50%
Net investment income	0.01%	0.01%	0.16%	1.99%	4.64%	4.71%
Supplemental data
Net assets, end of period (000’s omitted)	$2,000,296	$2,284,605	$4,015,237	$6,358,514	$7,374,749	$6,328,867

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Wells Fargo Advantage Cash Investment Money Market Fund	35

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However,

36	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to Financial Statements

any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of January 31, 2012, the Fund had net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $3,788,486 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive at an annual rate of 0.10% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the

Notes to Financial Statements	Wells Fargo Advantage Cash Investment Money Market Fund	37

Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class and 0.50% for Service Class.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITION

After the close of business on November 5, 2010, the Fund acquired the net assets of Wells Fargo Advantage Money Market Trust. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Existing shareholders of Wells Fargo Advantage Money Market Trust received Institutional Class shares of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Money Market Trust for 2,576,607,084 shares of the Fund valued at $2,572,517,911 at an exchange ratio of 1.00 for Institutional Class shares. The investment portfolio of Wells Fargo Advantage Money Market Trust with a fair value of $2,621,390,044 and amortized cost of $2,621,390,044 at November 5, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage Money Market Trust and the Fund immediately prior to the acquisition were $2,572,517,911 and $16,493,176,644, respectively. The aggregate net assets of the Fund immediately after the acquisition were $19,065,694,555. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Money Market Trust was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$25,883,533
Net realized losses on investments	$(3,855,630)
Net increase in net assets resulting from operations	$22,027,903

38	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to Financial Statements

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the following periods were as follows:

	Year Ended January 31,		Year Ended February 28, 2010
	2012	2011*
Ordinary Income	$14,082,531	$23,498,044	$69,220,306
Long-term Capital Gain	29	29	0

*	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

As of January 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforward
$104,144	$(3,788,486)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Report of Independent Registered Public Accounting Firm	Wells Fargo Advantage Cash Investment Money Market Fund	39

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Cash Investment Money Market Fund as of January 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2012

40	Wells Fargo Advantage Cash Investment Money Market Fund	Other Information (Unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $29 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2012.

Pursuant to Section 871 of the Internal Revenue Code, $14,285,123 has been designated as interest-related dividends for nonresident alien shareholders.

Pursuant to Section 871 of the Internal Revenue Code, $52,724 has been designated as short-term capital gain dividends for nonresident alien shareholders.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	41

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

42	Wells Fargo Advantage Cash Investment Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

List of Abbreviations	Wells Fargo Advantage Cash Investment Money Market Fund	43

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207934 03-12 A302/AR302 1-12

Wells Fargo Advantage

100% Treasury Money Market Fund

Annual Report

January 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage 100% Treasury Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage 100% Treasury Money Market Fund for the 12-month period that ended January 31, 2012.

For the entire 12-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s 12-month total return figures mask the uneven path that the financial markets traced since last spring as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified1, high-quality investment strategy that is focused on liquidity and capital preservation. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

The U.S. Bureau of Economic Analysis (BEA) reported that U.S. gross domestic product (GDP) grew at a mere 0.4% in the first quarter 2011 and 1.3% in the second quarter. GDP growth accelerated during the second half of the year, reaching a reported annual growth rate of 1.8% in the third quarter, which reignited hopes for a sustainable economic recovery. Those hopes were buoyed further by the advanced estimate of fourth quarter GDP, which showed growth accelerated to a 2.8% annual rate. While few leading economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum over the past year.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better in the latter half of the year: initial unemployment claims have eased in recent months, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.3% as of January 2012—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage 100% Treasury Money Market Fund	3

The Federal Reserve announced that it will keep rates low until 2014.

Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter. Yet, “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation appearing to be in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late-2014 following the FOMC meeting on January 25, 2012. Additionally, in September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that was designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six months of the year.

Early on in the period, the market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. Investors not only worried that the U.S. might be on the brink of recession, but also that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by disagreement among legislators about raising the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire 12-month period, the Barclays Capital U.S. Aggregate Bond Index2, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index3 added 8.66% and 10.31%, respectively. By comparison, the Barclays Capital Municipal Bond Index4 gained 14.10% during the same period.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. We believe that for many investors, we believe simply building and maintaining a well-diversified investment plan focused on clear financial objectives is the best long-term strategy.

Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4	Wells Fargo Advantage 100% Treasury Money Market Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Money Market Overview

Wells Fargo Advantage 100% Treasury Money Market Fund

5

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2012.

Overview

The
12-month period was characterized by low interest rates and the expectation that rates would remain low for an extended period of time. A number of technical and fundamental factors affecting both the supply and demand sides of the Treasury market contributed to the trend of steadily lower interest rates throughout the period. Most important, the Federal Reserve (Fed) set the tone by repeatedly taking steps to emphasize its commitment to its very accommodative monetary stance. Within that context, the issue that had the greatest impact on the markets was the continuing financial trouble emanating from Europe. What began in 2010 with concerns over the sovereign debt burdens of Greece, Ireland, and Portugal grew in 2011 to include questions about Spain and Italy. This in turn prompted doubts about the creditworthiness of nearly all of the eurozone’s major banks, which own the sovereign debt in varying amounts.

In the second half of 2011, these concerns prompted investors’ flight to relative quality—i.e., U.S. Treasury securities and other U.S. government obligations. This increase in demand kept the yields on all securities in the U.S. government sector notably lower than earlier in the period. In addition to the European issues, the market was also affected by the uncertainty that surrounded raising the U.S. statutory debt ceiling, as well as the rating downgrade of the U.S. long-term debt by Standard & Poor’s (S&P) following shortly after the debt ceiling was raised. While the demand for U.S. government securities briefly lessened at the height of the debt-ceiling debate, it returned immediately afterward, despite the S&P downgrade. Investors continued to prefer the relative safety of U.S. Treasuries over the uncertainty of European investments.

The beginning of the period saw adequate Treasury supply and the highest yields of the period. The first reduction in supply, which began the steady erosion in yields that would characterize the period, began in the first quarter of 2011 as U.S. Treasury bills (T-bills) issued under the Supplementary Financing Program (SFP) were allowed to roll off. The Treasury wound down the SFP as the amount of outstanding U.S. debt approached the statutory debt ceiling in the spring. As supply tightened, the yield on 3-month T-bills dropped from 0.15% in January 2011 to 0.10% by the end of March 2011.

The next event to reduce yields was the change by the Federal Deposit Insurance Corporation (FDIC) in its fee assessment methodology. Previously, the FDIC charged banks a fee based on their total deposit base. However, beginning April 1, 2011, the FDIC changed its calculation to include a bank’s total assets minus its tier one capital, effectively the bank’s total liabilities. This new calculation resulted in some banks—especially larger, more complex banks—paying significantly larger fees than before. In turn, these larger fees made it uneconomical for some banks to continue to participate in the repurchase agreement
(repo) market to the same degree they had, resulting in lower repo rates and, ultimately, lower interest rates on all short-term government securities. This reduction of repo supply dropped repo rates sharply, from the 0.12% to 0.15% range to the low single digits. As a result of this and other factors, the yield on 3-month T-bills dropped from 0.10% in March 2011 to 0.04% in June 2011.

In the third quarter of 2011, the concerns over the European sovereign debt situation referenced above drove investors into the U.S. government securities markets. As the relative safe haven of choice, T-bills were in heavy demand. For much of the fourth quarter of 2011, T-bills of maturities three months or less often traded at negative yields. At times, the only way for investors to buy 3-month bills at a positive yield was to buy them at the regular auctions conducted by the U.S. Treasury. In January 2012, there were signs of an easing in the risk aversion toward Europe that dominated the last half of 2011. As some investors left the U.S.
government securities markets, 3-month T-bill yields increased from effectively 0% in December 2011 to 0.05% at the end of the period. Our investment strategy remained consistent throughout the period, as we invested in T-bills and U.S. Treasury notes, while taking into account the Fund’s overall level of liquidity and average maturity.

Strategic outlook

As we look to the next fiscal year, many uncertainties remain for the money market industry. Regulators continue to discuss the potential for further tightening of standards and practices for money market funds beyond those already implemented. 2012 is also an election year, which could have political and regulatory ramifications that may affect money market funds. It is quite possible that another debate on raising the debt ceiling could take place not too long after the elections, and as we saw in August of last year, those debates could lead to meaningful dislocations in the

6

Wells Fargo Advantage 100% Treasury Money Market Fund

Money Market Overview

markets. Finally, housing reform looms on the horizon, and the future of the housing agencies, Freddie Mac and Fannie Mae remains unclear. The markets look to a resolution for direction but to expect one this fiscal year might be in vain. In the face of these challenges, we believe that our portfolio strategy, with its focus on capital preservation and portfolio liquidity, will enable the Fund to continue to meet its objectives.

Performance Highlights (Unaudited)

Wells Fargo Advantage 100% Treasury Money Market Fund

7

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

December 3, 1990

  PORTFOLIO
COMPOSITION[1]   (AS OF JANUARY 31,
2012)

  EFFECTIVE MATURITY
DISTRIBUTION[2]   (AS OF JANUARY 31,
2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JANUARY 31,
2012)

54 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JANUARY 31,
2012)

54 Days

1.
Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.
Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.
Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.
Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. The calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but unlike the calculation of WAM, does not allow shortening of the maturities of certain securities with periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

8

Wells Fargo Advantage 100% Treasury Money Market Fund

Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JANUARY 31, 2012)

Expense Ratios[6]

Inception Date

6 Months*

1 Year

5 Year

10 Year

Gross

Net[7]

Class A (WFTXX)

11/08/1999

0.01

0.02

0.98

1.38

0.80%

0.65%

Administrator Class (WTRXX)

06/30/2010

0.01

0.02

1.04

1.49

0.53%

0.30%

Service Class (NWTXX)

12/03/1990

0.01

0.02

1.04

1.49

0.70%

0.50%

Sweep Class

06/30/2010

0.01

0.02

1.04

1.49

1.15%

1.05%

*
Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JANUARY 31, 2012)

Class A

Administrator Class

Service Class

Sweep Class

7-Day Current Yield

0.00%

0.00%

0.00%

0.00%

7-Day Compound Yield

0.00%

0.00%

0.00%

0.00%

30-Day Simple Yield

0.00%

0.00%

0.00%

0.00%

30-Day Compound Yield

0.00%

0.00%

0.00%

0.00%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site –
wellsfargoadvantagefunds.com

Each class is sold without a front-end sales charge or contingent deferred sales charge.
Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a
money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

5.
Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

6.
Reflects the expense ratios as stated in the most recent prospectuses.

7.
The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been
(0.58)%, (0.48)%, (0.66)% and (1.11)% for Class A, Administrator Class, Service Class and Sweep Class, respectively.

Fund Expenses (Unaudited)

Wells Fargo Advantage 100% Treasury Money Market Fund

9

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1)
and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1,
2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line
of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account Value 08-01-2011

Ending Account Value 01-31-2012

Expenses Paid During the
Period[1]

Net Annual Expense Ratio

Class A

Actual

$
1,000.00

$
1,000.10

$
0.10

0.02
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,025.10

$
0.10

0.02
%

Administrator Class

Actual

$
1,000.00

$
1,000.10

$
0.10

0.02
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,025.10

$
0.10

0.02
%

Service Class

Actual

$
1,000.00

$
1,000.10

$
0.10

0.02
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,025.10

$
0.10

0.02
%

Sweep Class

Actual

$
1,000.00

$
1,000.10

$
0.10

0.02
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,025.10

$
0.10

0.02
%

1.
Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

10

Wells Fargo Advantage 100% Treasury Money Market Fund

Portfolio of Investments—January 31, 2012

Security Name

Interest Rate

Maturity Date

Principal

Value

Treasury Debt: 106.96%

U.S. Treasury Bill(z)

0.01
%

02/09/2012

$
597,610,000

$
597,608,759

U.S. Treasury Bill(z)

0.01

02/23/2012

708,114,000

708,108,698

U.S. Treasury Bill(z)

0.01

03/08/2012

654,820,000

654,811,214

U.S. Treasury Bill(z)

0.01

03/15/2012

618,920,000

618,914,456

U.S. Treasury Bill(z)

0.01

03/29/2012

700,000,000

699,981,792

U.S. Treasury Bill(z)

0.01

04/05/2012

776,230,000

776,203,587

U.S. Treasury Bill(z)

0.02

03/22/2012

705,110,000

705,103,948

U.S. Treasury Bill(z)

0.02

04/12/2012

750,000,000

749,972,940

U.S. Treasury Bill(z)

0.03

02/02/2012

799,600,000

799,599,405

U.S. Treasury Bill(z)

0.03

03/01/2012

720,000,000

719,984,133

U.S. Treasury Bill(z)

0.03

04/19/2012

750,000,000

749,953,184

U.S. Treasury Bill(z)

0.04

04/26/2012

750,000,000

749,923,340

U.S. Treasury Bill(z)

0.05

05/03/2012

750,000,000

749,897,119

U.S. Treasury Bill(z)

0.06

05/24/2012

50,000,000

49,990,583

U.S. Treasury Bill(z)

0.07

02/16/2012

641,735,000

641,730,699

U.S. Treasury Bill(z)

0.07

05/31/2012

50,000,000

49,987,917

U.S. Treasury Note

0.63

06/30/2012

166,620,000

166,993,793

U.S. Treasury Note

0.63

07/31/2012

50,000,000

50,135,188

U.S. Treasury Note

0.88

02/29/2012

204,200,000

204,331,611

U.S. Treasury Note

1.00

03/31/2012

200,000,000

200,296,964

U.S. Treasury Note

1.00

04/30/2012

50,000,000

50,111,561

U.S. Treasury Note

1.38

02/15/2012

50,000,000

50,024,780

U.S. Treasury Note

1.38

03/15/2012

50,000,000

50,077,606

U.S. Treasury Note

1.38

04/15/2012

100,000,000

100,271,580

U.S. Treasury Note

1.38

05/15/2012

136,000,000

136,509,296

U.S. Treasury Note

1.50

07/15/2012

90,000,000

90,574,268

U.S. Treasury Note

1.75

08/15/2012

50,000,000

50,447,785

U.S. Treasury Note

1.88

06/15/2012

150,000,000

150,990,374

U.S. Treasury Note

4.88

02/15/2012

100,000,000

100,183,861

Total Treasury Debt (Cost $11,422,720,441)

11,422,720,441

Total Investments in Securities

(Cost $11,422,720,441)*

106.96
%

11,422,720,441

Other Assets and Liabilities, Net

(6.96
)

(743,358,190
)

Total Net Assets

100.00
%

$
10,679,362,251

(z)
Zero coupon security. Rate represents yield to maturity.

*
Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012

Wells Fargo Advantage 100% Treasury Money Market Fund

11

Assets

Investments in unaffiliated securities, at amortized cost

$
11,422,720,441

Cash

5,891

Receivable for Fund shares sold

1,383,285

Receivable for interest

6,132,872

Receivable from adviser

3,513,236

Prepaid expenses and other assets

58,500

Total assets

11,433,814,225

Liabilities

Payable for investments purchased

749,897,119

Payable for Fund shares redeemed

617,574

Distribution fees payable

87,854

Due to other related parties

1,515,987

Accrued expenses and other liabilities

2,333,440

Total liabilities

754,451,974

Total net assets

$
10,679,362,251

NET ASSETS CONSIST OF

Paid-in capital

$
10,679,367,730

Overdistributed net investment income

(5,010
)

Accumulated net realized losses on investments

(469
)

Total net assets

$
10,679,362,251

COMPUTATION OF NET ASSET VALUE PER SHARE[1]

Net assets – Class A

$
230,581,907

Shares outstanding – Class A

230,570,345

Net asset value per share – Class A

$1.00

Net assets – Administrator Class

$
1,636,768,692

Shares outstanding – Administrator Class

1,636,782,371

Net asset value per share – Administrator Class

$1.00

Net assets – Service Class

$
8,502,741,225

Shares outstanding – Service Class

8,502,227,270

Net asset value per share – Service Class

$1.00

Net assets – Sweep Class

$
309,270,427

Shares outstanding – Sweep Class

309,276,449

Net asset value per share – Sweep Class

$1.00

1.
The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12

Wells Fargo Advantage 100% Treasury Money Market Fund

Statement of Operations—Year Ended January 31, 2012

Investment income

Interest

$
6,385,068

Expenses

Advisory fee

27,833,345

Administration fees

Fund level

4,653,627

Class A

476,480

Administrator Class

1,344,121

Service Class

10,507,613

Sweep Class

475,839

Shareholder servicing fees

Class A

343,026

Administrator Class

1,323,895

Service Class

21,598,119

Sweep Class

540,726

Distribution fees

Sweep Class

757,016

Custody and accounting fees

422,697

Professional fees

34,675

Registration fees

108,807

Shareholder report expenses

70,120

Trustees’ fees and expenses

17,327

Other fees and expenses

148,273

Total expenses

70,655,706

Less: Fee waivers and/or expense reimbursements

(65,220,187
)

Net expenses

5,435,519

Net investment income

949,549

Net realized gains on investments

633,449

Net increase in net assets resulting from operations

$
1,582,998

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Wells Fargo Advantage 100% Treasury Money Market Fund

13

Year Ended January 31, 2012

Year Ended January 31,
2011[1]

Year Ended February 28, 2010

Operations

Net investment income

$
949,549

$
783,699

$
683,644

Net realized gains on investments

633,449

402,741

360,468

Net increase in net assets resulting from operations

1,582,998

1,186,440

1,044,112

Distributions to shareholders from

Net investment income

Class A

(19,382
)

(23,261
)

(26,382
)

Administrator Class

(117,917
)

(31,383
)[2]

NA

Service Class

(793,445
)

(727,528
)

(657,259
)

Sweep Class

(18,805
)

(1,527
)[2]

NA

Net realized gains

Class A

(14,373
)

(5,976
)

(61,610
)

Administrator Class

(105,018
)

(16,757
)[2]

NA

Service Class

(503,314
)

(225,828
)

(1,569,437
)

Sweep Class

(17,440
)

(1,348
)[2]

NA

Total distributions to shareholders

(1,589,694
)

(1,033,608
)

(2,314,688
)

Capital share transactions

Shares

Shares

Shares

Proceeds from shares sold

Class A

273,877,092

273,877,092

344,729,879

344,729,879

373,885,007

373,885,007

Administrator Class

3,919,579,326

3,919,579,326

1,512,300,388
[2]

1,512,300,388
[2]

NA

NA

Service Class

34,746,578,862

34,746,578,862

37,849,862,686

37,849,862,686

18,506,252,685

18,506,252,685

Sweep Class

2,446,887,644

2,446,887,644

204,563,566
[2]

204,563,566
[2]

NA

NA

41,386,922,924

39,911,456,519

18,880,137,692

Reinvestment of distributions

Class A

31,066

31,066

28,088

28,088

85,089

85,089

Administrator Class

112,703

112,703

25,081
[2]

25,081
[2]

NA

NA

Service Class

529,017

529,017

368,241

368,241

757,091

757,091

Sweep Class

36,245

36,245

2,875
[2]

2,875
[2]

NA

NA

709,031

424,285

842,180

Payment for shares redeemed

Class A

(268,823,265
)

(268,823,265
)

(391,614,560
)

(391,614,560
)

(407,974,452
)

(407,974,452
)

Administrator Class

(2,945,750,306
)

(2,945,750,306
)

(1,356,794,570
)[2]

(1,356,794,570
)[2]

NA

NA

Service Class

(34,679,588,361
)

(34,679,588,361
)

(37,668,051,986
)

(37,668,051,986
)

(17,985,525,624
)

(17,985,525,624
)

Sweep Class

(2,250,291,605
)

(2,250,291,605
)

(91,922,276
)[2]

(91,922,276
)[2]

NA

NA

(40,144,453,537
)

(39,508,383,392
)

(18,393,500,076
)

Net asset value of shares issued in acquisition

Administrator Class

0

0

507,309,749

507,326,387

0

0

Service Class

0

0

91,148,028

91,202,804

0

0

0

598,529,191

0

Net increase in net assets resulting from capital share transactions

1,243,178,418

1,002,026,603

487,479,796

Total increase in net assets

1,243,171,722

1,002,179,435

486,209,220

Net assets

Beginning of period

9,436,190,529

8,434,011,094

7,947,801,874

End of period

$
10,679,362,251

$
9,436,190,529

$
8,434,011,094

Undistributed (overdistributed) net investment income

$
(5,010
)

$
(5,010
)

$
0

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Class A	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.04
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.04
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.04)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.03%	0.74%	3.81%	4.29%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.75%	0.80%	0.83%	0.83%	0.84%
Net expenses	0.05%	0.14%	0.18%	0.58%	0.65%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.68%	3.75%	4.23%
Supplemental data
Net assets, end of period (000’s omitted)	$230,582	$225,499	$272,399	$306,451	$298,220	$256,430

1.	For the eleven months ended January 31, 2011. The fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	15

(For a share outstanding throughout each period)

	Year Ended January 31,
Administrator Class	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%
Net expenses	0.04%	0.14%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$1,636,769	$662,873

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Service Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.04
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.04
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.04)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.03%	0.86%	3.97%	4.44%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.70%	0.73%	0.73%	0.73%	0.74%
Net expenses	0.05%	0.14%	0.17%	0.46%	0.50%	0.50%
Net investment income	0.01%	0.01%	0.01%	0.74%	3.85%	4.36%
Supplemental data
Net assets, end of period (000’s omitted)	$8,502,741	$8,435,170	$8,161,612	$7,641,351	$6,039,209	$4,049,964

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	17

(For a share outstanding throughout each period)

	Year Ended January 31,
Sweep Class	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%
Net expenses	0.04%	0.14%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$309,270	$112,648

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage 100% Treasury Money Market Fund	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of January 31, 2012, the Fund had $469 of current year deferred post –October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and

Notes to Financial Statements	Wells Fargo Advantage 100% Treasury Money Market Fund	19

losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the year ended January 31, 2012 the advisory fee was equivalent to an annual rate of 0.26% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual

20	Wells Fargo Advantage 100% Treasury Money Market Fund	Notes to Financial Statements

fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A, 0.30% for Administrator Class, 0.50% for Service Class and 1.05% for Sweep Class.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITION

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional 100% Treasury Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Institutional 100% Treasury Money Market Fund for 598,457,777 shares of the Fund valued at $598,529,191 at an exchange ratio of 1.00 for each class. Shareholders holding Class I and Class IS shares of Evergreen Institutional 100% Treasury Money Market Fund received Administrator Class and Service Class shares, respectively, of the Fund in the reorganization. The investment portfolio of Evergreen Institutional 100% Treasury Money Market Fund with a fair value of $598,561,496 and amortized cost of $598,561,496 at July 9, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Evergreen Institutional 100% Treasury Money Market Fund and the Fund immediately prior to the acquisition were $598,529,191 and $8,130,274,496, respectively. The aggregate net assets of the Fund immediately after the acquisition were $8,728,803,687. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Institutional 100% Treasury Money Market Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$889,744
Net realized gains on investments	$421,602
Net increase in net assets resulting from operations	$1,311,346

Notes to Financial Statements	Wells Fargo Advantage 100% Treasury Money Market Fund	21

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during following periods were as follows:

	Year ended January 31,		Year ended February 28, 2010
	2012	2011*
Ordinary Income	$1,589,694	$1,033,608	$2,314,688

*	For the eleven months ended January 31, 2011. The fund changed its fiscal year from February 28 to January 31, effective January 31, 2011.

As of January 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforward*
$1,629	$(469)

*	This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

22	Wells Fargo Advantage 100% Treasury Money Market Fund	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF

WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage 100% Treasury Money Market Fund as of January 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2012

Other Information (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	23

TAX INFORMATION

Pursuant to Section 871 of the Internal Revenue Code, $995,992 has been designated as interest-related dividends for nonresident alien shareholders.

Pursuant to Section 871 of the Internal Revenue Code, $640,145 has been designated as short-term capital gain dividends for nonresident alien shareholders.

For California income tax purposes, the Fund designates 100% of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage 100% Treasury Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	25

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage 100% Treasury Money Market Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207932 03-12 A300/AR300 1-12

Wells Fargo Advantage

Government Money Market Fund

Annual Report

January 31, 2012

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The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Government Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage Government Money Market Fund for the 12-month period that ended January 31, 2012.

For the entire 12-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s 12-month total return figures mask the uneven path that the financial markets traced since last spring as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified1, high-quality investment strategy that is focused on liquidity and capital preservation. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

The U.S. Bureau of Economic Analysis (BEA) reported that U.S. gross domestic product (GDP) grew at a mere 0.4% in the first quarter 2011 and 1.3% in the second quarter. GDP growth accelerated during the second half of the year, reaching a reported annual growth rate of 1.8% in the third quarter, which reignited hopes for a sustainable economic recovery. Those hopes were buoyed further by the advanced estimate of fourth quarter GDP, which showed growth accelerated to a 2.8% annual rate. While few leading economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum over the past year.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better in the latter half of the year: initial unemployment claims have eased in recent months, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.3% as of January 2012—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2014.

Oil prices skyrocketed in early 2011 before retreating later in the year, only to

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Government Money Market Fund	3

spike again during the fourth quarter. Yet, “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation appearing to be in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late-2014 following the FOMC meeting on January 25, 2012. Additionally, in September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that was designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six months of the year.

Early on in the period, the market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. Investors not only worried that the U.S. might be on the brink of recession, but also that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by disagreement among legislators about raising the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire 12-month period, the Barclays Capital U.S. Aggregate Bond Index2, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index3 added 8.66% and 10.31%, respectively. By comparison, the Barclays Capital Municipal Bond Index4 gained 14.10% during the same period.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. We believe that for many investors, we believe simply building and maintaining a well-diversified investment plan focused on clear financial objectives is the best long-term strategy.

Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4	Wells Fargo Advantage Government Money Market Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Money Market Overview	Wells Fargo Advantage Government Money Market Fund	5

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2012.

Overview

The 12-month period was characterized by low interest rates and the expectation that rates would remain low for an extended period of time. A number of technical and fundamental factors affecting both the supply and demand sides of the Treasury market contributed to the trend of steadily lower interest rates throughout the period. Most important, the Federal Reserve (Fed) set the tone by repeatedly taking steps to emphasize its commitment to its very accommodative monetary stance. Within that context, the issue that had the greatest impact on the markets was the continuing financial trouble emanating from Europe. What began in 2010 with concerns over the sovereign debt burdens of Greece, Ireland, and Portugal grew in 2011 to include questions about Spain and Italy. This in turn prompted doubts about the creditworthiness of nearly all of the eurozone’s major banks, which own the sovereign debt in varying amounts.

In the second half of 2011, these concerns prompted investors’ flight to relative quality—i.e., U.S. Treasury securities and other U.S. government obligations. This increase in demand kept the yields on all securities in the U.S. government sector notably lower than earlier in the period. In addition to the European issues, the market was also affected by the uncertainty that surrounded raising the U.S. statutory debt ceiling, as well as the rating downgrade of the U.S. long-term debt by Standard & Poor’s (S&P) following shortly after the debt ceiling was raised. While the demand for U.S. government securities briefly lessened at the height of the debt-ceiling debate, it returned immediately afterward, despite the S&P downgrade. Investors continued to prefer the relative safety of U.S. government securities over the uncertainty of European investments.

The market for U.S. government-sponsored enterprise (GSE) securities began the period on a relatively calm note, with yields at what would be the highest of the period. In January 2011, the yield on three-month GSE discount notes was 0.17%, while the yields on six- and 12-month discount notes were 0.20% and 0.30%, respectively.

As the period progressed, GSE discount note yields began to decline largely due to events in the U.S. Treasury bill (T-bill) market. In the first quarter of 2011, T-bills issued under the Supplementary Financing Program (SFP) were allowed to roll off. The Treasury wound down the SFP as the amount of outstanding U.S. debt approached the statutory debt ceiling in the spring. Three-month T-bill yields dropped 0.05% from January 2011 to March 2011, and GSE discount notes followed suit, falling to 0.12% by the end of March 2011.

The next event to reduce yields was the change by the Federal Deposit Insurance Corporation (FDIC) in its fee assessment methodology. Previously, the FDIC charged banks a fee based on their total deposit base. However, beginning April 1, 2011, the FDIC changed its calculation to include a bank’s total assets minus its tier one capital, effectively the bank’s total liabilities. This new calculation resulted in some banks—especially larger, more complex banks—paying significantly larger fees than before. In turn, these larger fees made it uneconomical for some banks to continue to participate in the repurchase agreement (repo) market to the same degree they had, resulting in lower repo rates and, ultimately, lower interest rates on all short-term government securities. This reduction of repo supply dropped repo rates sharply, from the 0.12% to 0.15% range to the low single digits. Investors seeking higher yields moved from the repo market to other markets, increasing the demand for T-bills and GSE discount notes—the three-month yields of which declined to 0.04% and 0.06%, respectively, by the end of June 2011.

In the third quarter of 2011, the concerns over the European sovereign debt situation referenced above drove investors into the U.S. government securities markets. For much of the fourth quarter of 2011, T-bills of maturities three months or less often traded at negative yields. Agency discount notes traded at depressed yields for the entire fourth quarter, with three-month yields in the 0.01% to 0.04% range and six-month yields in the 0.04% to 0.08% range. In January 2012, there were signs of an easing in the risk aversion toward Europe that dominated the last half of 2011. As some investors left the U.S. government securities markets, three-month GSE discount note yields increased to 0.07%. The discount note yield curve remained relatively flat, with six- and 12-month yields at 0.09% and 0.15%, respectively. Repo rates also increased, from the single digits that predominated in the fourth quarter to the low teens in January 2012. Our portfolio strategy continues to emphasize maintaining both a stable $1.00 net asset value and adequate liquidity to meet shareholder

6	Wells Fargo Advantage Government Money Market Fund	Money market overview

redemptions. To achieve these goals, we have maintained a shorter weighted average maturity and higher degree of liquidity than most of our peers.

Strategic outlook

As we look to the next fiscal year, many uncertainties remain for the money market industry. Regulators continue to discuss the potential for further tightening of standards and practices for money market funds beyond those already implemented. 2012 is also an election year, which could have political and regulatory ramifications that may affect money market funds. It is quite possible that another debate on raising the debt ceiling could take place not too long after the elections and, as we saw in August of last year, those debates could lead to meaningful dislocations in the markets. Finally, housing reform looms on the horizon, and the future of the housing agencies, Freddie Mac and Fannie Mae remains unclear. The markets look to a resolution for direction but to expect one this fiscal year might be in vain. In the face of these challenges, we believe that our portfolio strategy, with its focus on capital preservation and portfolio liquidity, will enable the Fund to continue to meet its objectives.

Performance Highlights (Unaudited)	Wells Fargo Advantage Government Money Market Fund	7

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

November 16, 1987

PORTFOLIO COMPOSITION[1] (AS OF JANUARY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JANUARY 31, 2012)
33 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JANUARY 31, 2012)
65 Days

1.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. The calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but unlike the calculation of WAM, does not allow shortening of the maturities of certain securities with periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

8	Wells Fargo Advantage Government Money Market Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JANUARY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (WFGXX)	11/08/1999	0.01	0.01	1.18	1.57	0.62%	0.62%
Administrator Class (WGAXX)	07/31/2003	0.01	0.01	1.31	1.77	0.35%	0.35%
Institutional Class (GVIXX)	07/28/2003	0.01	0.01	1.38	1.87	0.23%	0.20%
Service Class (NWGXX)	11/16/1987	0.01	0.01	1.24	1.69	0.52%	0.50%
Sweep Class	06/30/2010	0.01	0.01	1.24	1.69	0.97%	0.97%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JANUARY 31, 2012)	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-Day Current Yield	0.01%	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

5.	Historical performance shown for the Administrator Class and Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.50% for Service Class, and 1.05% for Sweep Class. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.48)%, (0.20)%, (0.09)%, (0.38)% and (0.83)% for Class A, Administrator Class, Institutional Class, Service Class and Sweep Class, respectively.

Fund Expenses (Unaudited)	Wells Fargo Advantage Government Money Market Fund	9

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.06	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56	0.11%
Administrator Class
Actual	$1,000.00	$1,000.06	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56	0.11%
Institutional Class
Actual	$1,000.00	$1,000.06	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56	0.11%
Service Class
Actual	$1,000.00	$1,000.06	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56	0.11%
Sweep Class
Actual	$1,000.00	$1,000.06	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56	0.11%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

10	Wells Fargo Advantage Government Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Paper: 4.95%

Asset-Backed Commercial Paper: 4.95%
Straight-A Funding LLC 144A(z)	0.16%	02/07/2012	$66,000,000	$65,997,910
Straight-A Funding LLC 144A(z)	0.14	02/14/2012	24,174,000	24,172,691
Straight-A Funding LLC 144A(z)	0.10	02/02/2012	40,000,000	39,999,789
Straight-A Funding LLC 144A(z)	0.19	03/27/2012	182,468,000	182,415,034
Straight-A Funding LLC 144A(z)	0.19	04/03/2012	130,000,000	129,957,461
Straight-A Funding LLC 144A(z)	0.19	04/13/2012	110,000,000	109,958,200
Straight-A Funding LLC 144A(z)	0.19	04/17/2012	40,160,000	40,143,891
Straight-A Funding LLC 144A(z)	0.17	02/09/2012	28,000,000	27,998,818
Straight-A Funding LLC 144A(z)	0.19	03/16/2012	33,000,000	32,992,337
Straight-A Funding LLC 144A(z)	0.19	04/05/2012	47,804,000	47,787,853
Straight-A Funding LLC 144A(z)	0.19	04/18/2012	11,085,000	11,080,495
Straight-A Funding LLC 144A(z)	0.18	02/22/2012	40,023,000	40,018,564
Straight-A Funding LLC 144A(z)	0.19	03/21/2012	62,000,000	61,983,966
Straight-A Funding LLC 144A(z)	0.19	04/02/2012	90,000,000	89,971,025
Straight-A Funding LLC 144A(z)	0.19	04/25/2012	75,309,000	75,275,613
Straight-A Funding LLC 144A(z)	0.13	02/03/2012	44,000,000	43,999,536
Straight-A Funding LLC 144A(z)	0.19	03/12/2012	40,000,000	39,991,556
Straight-A Funding LLC 144A(z)	0.19	04/11/2012	20,000,000	19,992,611
Straight-A Funding LLC 144A(z)	0.19	03/13/2012	50,215,000	50,204,134
Straight-A Funding LLC 144A(z)	0.19	03/19/2012	65,100,000	65,083,852
Straight-A Funding LLC 144A(z)	0.19	04/05/2012	25,015,000	25,006,550
Straight-A Funding LLC 144A(z)	0.19	04/10/2012	78,000,000	77,971,595
Straight-A Funding LLC 144A(z)	0.19	04/18/2012	25,051,000	25,040,820
Straight-A Funding LLC 144A(z)	0.18	03/26/2012	75,116,000	75,094,592
Straight-A Funding LLC 144A(z)	0.19	04/09/2012	119,000,000	118,957,292
Straight-A Funding LLC 144A(z)	0.19	04/23/2012	30,000,000	29,987,017
Straight-A Funding LLC 144A(z)	0.19	04/02/2012	97,000,000	96,968,771

Total Commercial Paper (Cost $1,648,051,973)				1,648,051,973

Government Agency Debt: 43.01%
FFCB(z)	0.02	03/26/2012	100,000,000	99,997,000
FFCB(z)	0.04	05/11/2012	25,000,000	24,997,222
FFCB(z)	0.04	05/17/2012	75,000,000	74,988,223
FFCB(z)	0.06	05/18/2012	50,000,000	49,991,083
FFCB(z)	0.06	05/23/2012	50,000,000	49,990,667
FFCB(z)	0.06	05/24/2012	50,000,000	49,990,583
FFCB(z)	0.07	03/07/2012	25,000,000	24,998,299
FFCB(z)	0.08	03/14/2012	67,000,000	66,993,747
FFCB(z)	0.08	03/27/2012	40,000,000	39,995,111
FFCB(z)	0.08	03/28/2012	25,000,000	24,996,889
FFCB(z)	0.08	09/11/2012	100,000,000	99,950,444
FFCB(z)	0.10	03/06/2012	25,000,000	24,997,639
FFCB(z)	0.10	03/09/2012	65,000,000	64,994,553
FFCB±	0.16	03/20/2013	50,000,000	49,986,110
FFCB±	0.17	02/22/2012	26,500,000	26,498,325
FFCB±	0.19	06/27/2013	50,000,000	49,992,839
FFCB±	0.21	08/28/2013	100,000,000	99,969,488
FFCB±	0.22	06/18/2012	50,000,000	49,998,270
FFCB±	0.23	10/15/2013	35,000,000	34,951,753
FFCB±	0.24	09/24/2012	125,000,000	124,991,785

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Government Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Government Agency Debt (continued)
FFCB	0.25%	04/02/2012	$7,350,000	$7,351,561
FFCB±	0.25	10/28/2013	15,000,000	15,009,555
FFCB±	0.26	03/06/2013	125,000,000	124,958,475
FFCB±	0.27	11/06/2012	150,000,000	149,988,425
FFCB±	0.27	09/28/2012	90,000,000	90,021,159
FFCB	0.28	03/01/2012	85,000,000	85,010,384
FFCB	0.29	06/22/2012	100,000,000	100,085,343
FFCB±	0.30	08/22/2013	33,235,000	33,267,687
FFCB±	0.30	02/13/2012	50,000,000	50,000,164
FFCB±	0.31	09/20/2012	26,712,000	26,723,225
FFCB±	0.32	11/05/2012	52,550,000	52,570,392
FFCB±	0.47	03/14/2012	200,000,000	199,996,422
FFCB±	0.48	04/15/2013	25,000,000	24,991,167
FFCB	2.13	06/18/2012	10,035,000	10,112,667
FFCB	2.25	02/17/2012	12,400,000	12,411,510
FFCB	3.10	03/27/2012	21,405,000	21,501,637
FHLB(z)	0.06	02/01/2012	90,000,000	90,000,000
FHLB(z)	0.02	03/14/2012	100,000,000	99,997,667
FHLB(z)	0.03	02/10/2012	250,000,000	249,998,125
FHLB(z)	0.03	02/17/2012	123,188,000	123,186,357
FHLB(z)	0.04	02/03/2012	155,000,000	154,999,484
FHLB(z)	0.05	03/21/2012	150,000,000	149,988,771
FHLB(z)	0.06	04/11/2012	60,000,000	59,992,417
FHLB(z)	0.07	04/04/2012	100,000,000	99,987,750
FHLB	0.07	07/18/2012	150,000,000	149,978,188
FHLB(z)	0.08	05/16/2012	141,422,000	141,389,002
FHLB(z)	0.08	05/18/2012	114,500,000	114,472,403
FHLB(z)	0.10	04/13/2012	189,600,000	189,562,080
FHLB(z)	0.10	04/18/2012	250,000,000	249,946,528
FHLB(z)	0.10	05/30/2012	117,000,000	116,960,515
FHLB	0.14	06/06/2012	70,000,000	70,014,239
FHLB	0.17	04/02/2012	15,000,000	15,001,195
FHLB±	0.22	02/21/2012	10,000,000	10,000,694
FHLB±	0.23	10/25/2012	117,500,000	117,482,325
FHLB±	0.23	02/05/2013	190,000,000	189,922,274
FHLB±	0.26	03/07/2013	69,000,000	68,977,026
FHLB±	0.27	03/28/2013	306,000,000	305,926,149
FHLB±	0.27	05/02/2013	100,000,000	99,973,979
FHLB±	0.27	06/14/2013	150,000,000	150,000,000
FHLB±	0.29	02/25/2013	43,200,000	43,218,631
FHLB±	0.29	04/01/2013	67,000,000	67,000,000
FHLB±	0.29	04/12/2013	25,000,000	25,000,000
FHLB±	0.29	05/17/2013	100,000,000	100,000,000
FHLB±	0.30	03/12/2013	75,000,000	75,008,434
FHLB±	0.31	05/17/2013	28,000,000	28,000,000
FHLB±	0.40	02/28/2012	250,000,000	249,993,587
FHLB	1.11	03/15/2012	150,000,000	150,191,327
FHLB	2.25	04/13/2012	16,795,000	16,867,281
FHLMC(z)	0.03	02/13/2012	162,500,000	162,498,375
FHLMC(z)	0.03	02/21/2012	250,000,000	249,994,166
FHLMC(z)	0.04	05/09/2012	50,000,000	49,994,556

12	Wells Fargo Advantage Government Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Government Agency Debt (continued)
FHLMC(z)	0.05%	02/27/2012	$250,000,000	$249,990,972
FHLMC(z)	0.05	03/06/2012	50,000,000	49,997,639
FHLMC(z)	0.05	04/19/2012	200,000,000	199,978,333
FHLMC(z)	0.05	04/20/2012	100,000,000	99,989,028
FHLMC(z)	0.05	05/02/2012	150,000,000	149,981,042
FHLMC(z)	0.07	04/11/2012	200,000,000	199,972,778
FHLMC(z)	0.07	04/12/2012	225,000,000	224,968,938
FHLMC(z)	0.07	06/11/2012	163,000,000	162,955,515
FHLMC(z)	0.08	03/12/2012	54,857,000	54,852,123
FHLMC(z)	0.08	03/13/2012	115,000,000	114,989,522
FHLMC(z)	0.08	05/21/2012	122,900,000	122,869,958
FHLMC(z)	0.10	04/02/2012	44,300,000	44,292,494
FHLMC(z)	0.10	04/03/2012	25,000,000	24,995,694
FHLMC(z)	0.10	04/09/2012	52,300,000	52,290,121
FHLMC(z)	0.10	04/16/2012	300,000,000	299,934,896
FHLMC(z)	0.10	05/15/2012	157,000,000	156,954,644
FHLMC(z)	0.12	04/10/2012	157,000,000	156,963,890
FHLMC±	0.22	02/02/2012	23,007,000	23,006,950
FHLMC±	0.24	11/02/2012	250,000,000	249,942,843
FHLMC±	0.26	08/10/2012	120,000,000	120,000,204
FHLMC±	0.28	05/11/2012	150,000,000	149,979,460
FHLMC	1.13	04/25/2012	63,131,000	63,276,360
FHLMC	2.13	03/23/2012	364,131,000	365,154,590
FHLMC	4.75	03/05/2012	63,481,000	63,747,319
FNMA(z)	0.00	02/01/2012	185,000,000	185,000,000
FNMA(z)	0.01	02/10/2012	10,000,000	9,999,975
FNMA(z)	0.02	03/07/2012	256,000,000	255,995,022
FNMA(z)	0.02	03/19/2012	250,000,000	249,993,472
FNMA(z)	0.03	02/08/2012	127,273,000	127,272,258
FNMA(z)	0.04	04/02/2012	100,000,000	99,992,375
FNMA(z)	0.03	04/26/2012	200,000,000	199,985,833
FNMA(z)	0.06	05/07/2012	100,000,000	99,984,000
FNMA(z)	0.06	05/08/2012	200,000,000	199,967,667
FNMA(z)	0.06	06/04/2012	150,000,000	149,969,000
FNMA(z)	0.06	06/05/2012	150,000,000	149,968,750
FNMA(z)	0.06	06/07/2012	160,000,000	159,966,133
FNMA(z)	0.07	04/17/2012	195,000,000	194,971,183
FNMA(z)	0.07	06/18/2012	150,000,000	149,959,750
FNMA(z)	0.08	05/01/2012	64,262,000	64,249,148
FNMA(z)	0.08	05/01/2012	155,918,000	155,886,816
FNMA(z)	0.08	05/01/2012	121,993,732	121,969,333
FNMA(z)	0.08	05/01/2012	105,188,000	105,166,962
FNMA(z)	0.08	05/16/2012	88,975,000	88,954,239
FNMA(z)	0.08	05/23/2012	100,000,000	99,973,556
FNMA(z)	0.08	05/30/2012	246,770,000	246,700,665
FNMA(z)	0.08	07/11/2012	150,000,000	149,942,979
FNMA(z)	0.10	03/01/2012	148,000,000	147,988,078
FNMA(z)	0.10	03/02/2012	200,000,000	199,983,334
FNMA(z)	0.10	03/05/2012	81,758,000	81,750,506
FNMA(z)	0.10	04/04/2012	120,260,000	120,238,955
FNMA(z)	0.10	04/11/2012	100,000,000	99,980,556

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Government Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Government Agency Debt (continued)
FNMA±	0.30%	11/23/2012	$88,900,000	$88,936,320
FNMA±	0.31	10/18/2012	103,645,000	103,693,859
FNMA±	0.32	09/17/2012	43,345,000	43,362,991
FNMA	1.00	04/04/2012	72,636,000	72,747,702
FNMA	1.25	06/22/2012	200,000,000	200,895,181
FNMA	1.88	04/20/2012	129,157,000	129,648,515

Total Government Agency Debt (Cost $14,328,973,754)				14,328,973,754

Other Notes: 4.77%

Corporate Bonds and Notes: 4.77%
Bank of America Corporation±	0.85	04/30/2012	146,835,000	146,959,077
Bank of America Corporation	2.10	04/30/2012	35,800,000	35,977,988
Bank of New York Mellon Corporation±	0.74	06/29/2012	25,000,000	25,025,546
Citibank NA±	0.47	05/07/2012	131,220,000	131,253,729
Citigroup Funding Incorporated±	0.88	03/30/2012	30,315,000	30,345,808
Citigroup Funding Incorporated±	0.88	04/30/2012	21,485,000	21,504,610
Citigroup Funding Incorporated	2.00	03/30/2012	10,000,000	10,031,409
Citigroup Funding Incorporated	2.13	07/12/2012	287,649,000	290,197,295
Citigroup Funding Incorporated	1.88	05/07/2012	88,350,000	88,769,078
General Electric Capital Corporation±	0.39	05/08/2012	60,045,000	60,049,231
General Electric Capital Corporation±	0.63	04/24/2012	65,000,000	65,016,668
General Electric Capital Corporation±	0.70	06/01/2012	96,100,000	96,178,019
General Electric Capital Corporation±	0.74	03/12/2012	50,000,000	50,013,498
General Electric Capital Corporation	2.20	06/08/2012	18,235,000	18,369,210
General Electric Capital Corporation	2.25	03/12/2012	20,000,000	20,045,853
Goldman Sachs Group Incorporated	3.25	06/15/2012	70,000,000	70,807,315
JPMorgan Chase & Company±	0.78	06/15/2012	125,000,000	125,127,115
JPMorgan Chase & Company±	0.82	12/26/2012	62,000,000	62,186,864
JPMorgan Chase & Company±	0.95	06/22/2012	10,800,000	10,820,288
Morgan Stanley±	0.72	02/10/2012	115,000,000	115,018,201
Morgan Stanley±	0.91	06/20/2012	46,795,000	46,877,021
State Street Corporation	2.15	04/30/2012	53,215,000	53,480,340
US Bancorp	2.25	03/13/2012	15,000,000	15,036,022

Total Other Notes (Cost $1,589,090,185)				1,589,090,185

Repurchase Agreements^^: 45.16%
Bank of America NA, dated 01/31/2012, maturity value $1,000,005,833(1)	0.21	02/01/2012	1,000,000,000	1,000,000,000
Barclays Capital Incorporated, dated 01/31/2012, maturity value $250,005,417(2)	0.13	02/06/2012	250,000,000	250,000,000
Barclays Capital Incorporated, dated 01/31/2012, maturity value $250,008,750(3)	0.18	02/07/2012	250,000,000	250,000,000
Barclays Capital Incorporated, dated 01/31/2012, maturity value $500,003,056(4)	0.22	02/01/2012	500,000,000	500,000,000
Barclays Capital Incorporated, dated 01/31/2012, maturity value $593,452,967(5)	0.18	02/01/2012	593,450,000	593,450,000
BNP Paribas Securities, dated 01/31/2012, maturity value $1,000,006,667(6)	0.24	02/01/2012	1,000,000,000	1,000,000,000
Citibank NA, dated 01/31/2012, maturity value $1,000,006,111(7)	0.22	02/01/2012	1,000,000,000	1,000,000,000
Citigroup Global Markets, dated 01/31/2012, maturity value $1,000,006,111(8)	0.22	02/01/2012	1,000,000,000	1,000,000,000

14	Wells Fargo Advantage Government Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Repurchase Agreements^^ (continued)
Credit Suisse Securities, dated 01/31/2012, maturity value $400,001,778(9)	0.16%	02/01/2012	$400,000,000	$400,000,000
Deutsche Bank Securities, dated 01/31/2012, maturity value $1,000,006,667(10)	0.24	02/01/2012	1,000,000,000	1,000,000,000
Goldman Sachs & Company, dated 01/31/2012, maturity value $250,000,972(11)	0.14	02/01/2012	250,000,000	250,000,000
Goldman Sachs & Company, dated 01/31/2012, maturity value $250,001,944(12)	0.14	02/02/2012	250,000,000	250,000,000
Goldman Sachs & Company, dated 01/31/2012, maturity value $250,002,917(13)	0.14	02/03/2012	250,000,000	250,000,000
Goldman Sachs & Company, dated 01/31/2012, maturity value $449,202,745(14)	0.22	02/01/2012	449,200,000	449,200,000
JPMorgan Securities, dated 01/31/2012, maturity value $1,210,007,394(15)	0.22	02/01/2012	1,210,000,000	1,210,000,000
Merrill Pierce Fenner Smith Incorporated, dated 01/31/2012, maturity value $250,001,111(16)	0.16	02/01/2012	250,000,000	250,000,000
Merrill Pierce Fenner Smith Incorporated, dated 01/31/2012, maturity value $100,000,556(17)	0.20	02/01/2012	100,000,000	100,000,000
Merrill Pierce Fenner Smith Incorporated, dated 01/31/2012, maturity value $875,005,104(18)	0.21	02/01/2012	875,000,000	875,000,000
Morgan Stanley & Company, dated 01/31/2012, maturity value $100,000,556(19)	0.20	02/01/2012	100,000,000	100,000,000
RBC Capital Markets, dated 01/31/2012, maturity value $1,000,005,556(20)	0.20	02/01/2012	1,000,000,000	1,000,000,000
RBS Securities Incorporated, dated 01/31/2012, maturity value $1,000,006,111(21)	0.22	02/01/2012	1,000,000,000	1,000,000,000
Societe Generale New York, dated 01/31/2012, maturity value $1,210,007,394(22)	0.22	02/01/2012	1,210,000,000	1,210,000,000
Societe Generale New York, dated 01/31/2012, maturity value $250,001,250(23)	0.18	02/01/2012	250,000,000	250,000,000
UBS Securities LLC, dated 01/31/2012, maturity value $860,005,256(24)	0.22	02/01/2012	860,000,000	860,000,000

Total Repurchase Agreements (Cost $15,047,650,000)				15,047,650,000

Treasury Debt: 3.41%
U.S. Treasury Bill(z)	0.05	02/02/2012	200,000,000	199,999,722
U.S. Treasury Note	0.88	02/29/2012	250,000,000	250,158,667
U.S. Treasury Note	1.00	03/31/2012	300,000,000	300,464,740
U.S. Treasury Note	1.38	03/15/2012	100,000,000	100,154,026
U.S. Treasury Note	4.88	02/15/2012	250,000,000	250,458,632
U.S. Treasury Note	4.50	03/31/2012	35,000,000	35,252,700

Total Treasury Debt (Cost $1,136,488,487)				1,136,488,487

Total Investments in Securities
(Cost $33,750,254,399)*	101.30%	33,750,254,399
Other Assets and Liabilities, Net	(1.30)	(432,838,950)

Total Net Assets	100.00%	$33,317,415,449

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Government Money Market Fund	15

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity.

±	Variable rate investment.

^^	Collateralized by:

(1)	U.S. government securities, 4.00% to 4.50%, 7/20/2041 to 8/20/2041, market value including accrued interest is $1,030,000,000.

(2)	U.S. government securities, 3.00% to 5.50%, 1/1/2022 to 10/20/2041, market value including accrued interest is $257,500,000.

(3)	U.S. government securities, 0.00% to 6.75%, 2/10/2012 to 4/1/2026, market value including accrued interest is $255,000,943.

(4)	U.S. government securities, 3.375% to 8.125%, 11/15/2019 to 5/20/2061, market value including accrued interest is $511,752,388.

(5)	U.S. government securities, 0.00% to 0.75%, 9/15/2013 to 8/15/2015, market value including accrued interest is $605,319,052.

(6)	U.S. government securities, 3.00% to 5.50%, 1/1/2027 to 1/1/2042, market value including accrued interest is $1,030,000,000.

(7)	U.S. government securities, 2.28% to 7.50%, 4/1/2018 to 12/1/2047, market value including accrued interest is $1,030,000,001.

(8)	U.S. government securities, 1.75% to 6.29%, 6/1/2015 to 1/1/2042, market value including accrued interest is $1,030,000,001.

(9)	U.S. government securities, 0.25% to 4.25%, 8/15/2013 to 2/28/2015, market value including accrued interest is $408,001,522.

(10)	U.S. government securities, 3.50% to 7.00%, 11/1/2019 to 10/1/2047, market value including accrued interest is $1,030,000,000.

(11)	U.S. government securities, 3.50% to 5.00%, 1/1/2032 to 4/1/2041, market value including accrued interest is $257,500,000.

(12)	U.S. government securities, 3.13% to 6.00%, 7/1/2026 to 2/1/2041, market value including accrued interest is $257,500,000.

(13)	U.S. government securities, 4.00% to 6.00%, 11/1/2038 to 12/1/2041, market value including accrued interest is $257,500,001.

(14)	U.S. government securities, 0.00% to 5.50%, 4/11/2012 to 11/1/2041, market value including accrued interest is $461,776,182.

(15)	U.S. government securities, 3.00% to 7.50%, 6/1/2014 to 9/1/2048, market value including accrued interest is $1,246,301,340.

(16)	U.S. government security, 4.125%, 5/15/2015, market value including accrued interest is $255,000,002.

(17)	U.S. government security, 4.00%, 12/1/2041, market value including accrued interest is $103,000,000.

(18)	U.S. government securities, 3.50% to 4.91%, 4/28/2015 to 8/20/2041, market value including accrued interest is $901,245,389.

(19)	U.S. government securities, 4.50% to 5.00%, 12/1/2035 to 5/1/2041, market value including accrued interest is $103,000,000.

(20)	U.S. government securities, 1.41% to 10.00%, 11/1/2012 to 1/1/2042, market value including accrued interest is $1,030,000,000.

(21)	U.S. government securities, 3.50% to 6.00%, 1/1/2027 to 1/1/2042, market value including accrued interest is $1,030,001,794.

(22)	U.S. government securities, 3.49% to 6.50%, 8/1/2025 to 10/1/2041, market value including accrued interest is $1,246,300,001.

(23)	U.S. government securities, 0.00% to 1.50%, 11/30/2012 to 11/15/2016, market value including accrued interest is $255,000,001.

(24)	U.S. government securities, 2.50% to 6.50%, 12/1/2017 to 1/1/2048, market value including accrued interest is $885,800,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Government Money Market Fund	Statement of Assets and Liabilities—January 31, 2012

Assets
Investments
In unaffiliated securities, at amortized cost	$18,702,604,399
In repurchase agreements, at amortized cost	15,047,650,000

Total investments, at amortized cost	33,750,254,399
Cash	28,985
Receivable for Fund shares sold	264,977
Receivable for interest	19,205,956
Receivable from adviser	1,817,636
Prepaid expenses and other assets	23,399

Total assets	33,771,595,352

Liabilities
Dividends payable	152,346
Payable for investments purchased	447,272,260
Payable for Fund shares redeemed	404,342
Distribution fees payable	25,511
Due to other related parties	3,667,527
Accrued expenses and other liabilities	2,657,917

Total liabilities	454,179,903

Total net assets	$33,317,415,449

NET ASSETS CONSIST OF
Paid-in capital	$33,317,447,540
Overdistributed net investment income	(32,091)

Total net assets	$33,317,415,449

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$937,172,442
Shares outstanding – Class A	937,178,858
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$608,948,067
Shares outstanding – Administrator Class	608,949,119
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$26,412,568,156
Shares outstanding – Institutional Class	26,412,696,280
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$5,256,816,228
Shares outstanding – Service Class	5,256,775,197
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$101,910,556
Shares outstanding – Sweep Class	101,909,990
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Year Ended January 31, 2012	Wells Fargo Advantage Government Money Market Fund	17

Investment income
Interest	$38,632,457

Expenses
Advisory fee	29,383,884
Administration fees
Fund level	10,315,165
Class A	2,090,416
Administrator Class	539,435
Institutional Class	17,548,225
Service Class	7,012,213
Sweep Class	254,032
Shareholder servicing fees
Class A	2,251,237
Administrator Class	538,400
Service Class	14,577,223
Sweep Class	288,673
Distribution fees
Sweep Class	404,141
Custody and accounting fees	1,344,962
Professional fees	39,825
Registration fees	63,423
Shareholder report expenses	160,449
Trustees’ fees and expenses	12,607
Other fees and expenses	581,029

Total expenses	87,405,339
Less: Fee waivers and/or expense reimbursements	(51,721,943)

Net expenses	35,683,396

Net investment income	2,949,061

Net realized gains on investments	512,083

Net increase in net assets resulting from operations	$3,461,144

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Government Money Market Fund	Statements of Changes in Net Assets

	Year Ended January 31, 2012		Year Ended January 31, 2011[1]		Year Ended February 28, 2010

Operations
Net investment income		$2,949,061		$6,880,736		$27,921,421
Net realized gains (losses) on investments		512,083		(173,048)		43,897

Net increase in net assets resulting from operations		3,461,144		6,707,688		27,965,318

Distributions to shareholders from
Net investment income
Class A		(95,021)		(90,131)		(91,755)
Administrator Class		(53,944)		(57,540)		(315,227)
Institutional Class		(2,204,200)		(6,281,889)		(26,978,458)
Service Class		(584,349)		(441,454)		(535,979)
Sweep Class		(11,547)		(9,722)[2]		N/A
Net realized gains
Class A		(4,965)		(362)		(1,173)
Administrator Class		(2,834)		(185)		(1,273)
Institutional Class		(147,011)		(7,100)		(25,269)
Service Class		(29,234)		(1,640)		(6,849)
Sweep Class		(524)		(52)[2]		N/A

Total distributions to shareholders		(3,133,629)		(6,890,075)		(27,955,983)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	1,838,568,173	1,838,568,173	1,799,814,679	1,799,814,679	372,562,738	372,562,738
Administrator Class	4,876,710,130	4,876,710,130	7,166,336,947	7,166,336,947	6,962,786,773	6,962,786,773
Institutional Class	174,485,337,964	174,485,337,964	149,069,477,734	149,069,477,734	151,931,715,902	151,931,715,902
Service Class	36,731,533,107	36,731,533,107	35,059,498,304	35,059,498,304	31,167,330,727	31,167,330,727
Sweep Class	632,350,626	632,350,626	347,512,112 [2]	347,512,112 [2]	N/A	N/A

		218,564,500,000		193,442,639,776		190,434,396,140

Reinvestment of distributions
Class A	97,091	97,091	88,954	88,954	91,388	91,388
Administrator Class	26,218	26,218	26,226	26,226	168,503	168,503
Institutional Class	1,112,563	1,112,563	2,809,820	2,809,820	13,377,226	13,377,226
Service Class	44,175	44,175	36,315	36,315	65,367	65,367
Sweep Class	12,071	12,071	9,774 [2]	9,774 [2]	N/A	N/A

		1,292,118		2,971,089		13,702,484

Payment for shares redeemed
Class A	(1,980,377,857)	(1,980,377,857)	(2,006,438,358)	(2,006,438,358)	(697,095,949)	(697,095,949)
Administrator Class	(4,815,072,662)	(4,815,072,662)	(7,407,543,227)	(7,407,543,227)	(7,954,771,554)	(7,954,771,554)
Institutional Class	(167,834,417,712)	(167,834,417,712)	(151,297,225,953)	(151,297,225,953)	(173,677,551,165)	(173,677,551,165)
Service Class	(37,295,525,738)	(37,295,525,738)	(33,933,581,717)	(33,933,581,717)	(32,914,867,678)	(32,914,867,678)
Sweep Class	(658,245,099)	(658,245,099)	(389,336,456)[2]	(389,336,456)[2]	N/A	N/A

		(212,583,639,068)		(195,034,125,711)		(215,244,286,346)

The accompany notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Government Money Market Fund	19

	Year Ended January 31, 2012		Year Ended January 31, 2011[1]		Year Ended February 28, 2010

Capital share transactions (continued)	Shares		Shares		Shares
Net asset value of shares issued in acquisitions
Class A	0	$0	507,981,859	$507,924,424	0	$0
Institutional Class	0	0	1,324,050,351	1,323,902,436	0	0
Service Class	0	0	99,516,216	99,469,544	0	0
Sweep Class	0	0	169,606,962	169,618,707	N/A	N/A

		0		2,100,915,111		0

Net increase (decrease) in net assets resulting from capital share transactions		5,982,153,050		512,400,265		(24,796,187,722)

Total increase (decrease) in net assets		5,982,480,565		512,217,878		(24,796,178,387)

Net assets
Beginning of period		27,334,934,884		26,822,717,006		51,618,895,393

End of period		$33,317,415,449		$27,334,934,884		$26,822,717,006

Undistributed (overdistributed) net investment income		$(32,091)		$(27,043)		$31,023

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.

The accompany notes are an integral part of these financial statements.

20	Wells Fargo Advantage Government Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Class A	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.05)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	1.22%	4.38%	4.61%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.58%	0.65%	0.64%	0.64%	0.64%
Net expenses	0.12%	0.22%	0.28%	0.64%	0.64%	0.64%
Net investment income	0.01%	0.01%	0.01%	1.29%	4.39%	4.57%
Supplemental data
Net assets, end of period (000’s omitted)	$937,172	$1,078,873	$777,462	$1,101,904	$1,921,647	$2,866,700

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for period of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Government Money Market Fund	21

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Administrator Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.05)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.02%	1.50%	4.68%	4.92%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.35%	0.39%	0.37%	0.37%	0.37%
Net expenses	0.12%	0.21%	0.28%	0.36%	0.35%	0.35%
Net investment income	0.01%	0.01%	0.03%	1.42%	4.55%	4.82%
Supplemental data
Net assets, end of period (000’s omitted)	$608,948	$547,278	$788,478	$1,780,294	$1,944,435	$1,179,768

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for period of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Government Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Institutional Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.05)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.03%	0.08%	1.65%	4.83%	5.07%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.23%	0.27%	0.26%	0.25%	0.25%
Net expenses	0.12%	0.20%	0.21%	0.22%	0.20%	0.20%
Net investment income	0.01%	0.03%	0.10%	1.42%	4.54%	5.00%
Supplemental data
Net assets, end of period (000’s omitted)	$26,412,568	$19,760,296	$20,661,470	$42,393,921	$23,265,323	$7,766,684

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for period of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Government Money Market Fund	23

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Service Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.05)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	1.35%	4.52%	4.76%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.56%	0.54%	0.54%	0.54%
Net expenses	0.12%	0.22%	0.28%	0.51%	0.50%	0.50%
Net investment income	0.01%	0.01%	0.01%	1.31%	4.42%	4.66%
Supplemental data
Net assets, end of period (000’s omitted)	$5,256,816	$5,820,697	$4,595,307	$6,342,777	$6,350,025	$5,656,867

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for period of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Government Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,
Sweep Class	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized and gains (losses) on investments	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.94%
Net expenses	0.12%	0.22%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$101,911	$127,791

1.	For the period from June 30, 2010 (commencement of class operation) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for period of less than one year are not annualized.

The accompanying notes are an integral part of these financial statement.

Notes to Financial Statements	Wells Fargo Advantage Government Money Market Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At January 31, 2012, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Losses on Investments
$1,314	$(5,048)	$3,734

26	Wells Fargo Advantage Government Money Market Fund	Notes to Financial Statements

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to Financial Statements	Wells Fargo Advantage Government Money Market Fund	27

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee at 0.10% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.50% for Service Class and 1.05% for Sweep Class.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITIONS

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class A and Class S shares of Evergreen U.S. Government Money Market Fund received Class A and Sweep Class shares, respectively, of the Fund in the reorganization. Shareholders holding Class IS, Class I, Class IN, and Class P shares of Evergreen Institutional U.S. Government Money Market Fund received Service Class, Institutional Class, Institutional Class and Service Class shares, respectively, of the Fund in the reorganization. The investment portfolio of Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund with fair values of $677,045,951 and

28	Wells Fargo Advantage Government Money Market Fund	Notes to Financial Statements

$1,421,726,121, respectively, and amortized costs of $677,045,951 and $1,421,726,121, respectively, at July 9, 2010, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen U.S. Government Money Market Fund and Evergreen Institutional U.S. Government Money Market Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Number of Shares Issued
Evergreen U.S. Government Money Market Fund	$677,543,131	507,981,859	Class A
		169,606,962	Sweep Class
Evergreen Institutional U.S. Government Money Market Fund	$1,423,371,980	99,516,216	Service Class
		1,324,050,351	Institutional Class

The aggregate net assets of the Fund immediately before and after the acquisitions were $25,563,224,306 and $27,664,139,417, respectively.

Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$7,686,752
Net realized losses on investments	$(179,078)
Net increase in net assets resulting from operations	$7,507,674

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the following periods were as follows:

	Year ended January 31,		Year ended February 28, 2010
	2012	2011*
Ordinary Income	$3,133,629	$6,890,075	$27,955,983

*	For the eleven months ended January 31, 2011. The Fund changed its fiscal year from February 28 to January 31, effective January 31, 2011.

As of January 31, 2012, the distributable earnings on a tax basis consisted of $196,874 of undistributed ordinary income.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or

Notes to Financial Statements	Wells Fargo Advantage Government Money Market Fund	29

honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

30	Wells Fargo Advantage Government Money Market Fund	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Government Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Government Money Market Fund as of January 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2012

Other Information (Unaudited)	Wells Fargo Advantage Government Money Market Fund	31

TAX INFORMATION

Pursuant to Section 871 of the Internal Revenue Code, $2,981,736 has been designated as interest-related dividends for nonresident alien shareholders.

Pursuant to Section 871 of the Internal Revenue Code, $180,840 has been designated as short-term capital gain dividends for nonresident alien shareholders.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Advantage Government Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Government Money Market Fund	33

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

34	Wells Fargo Advantage Government Money Market Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207935 03-12 A303/AR303 1-12

Wells Fargo Advantage

National Tax-Free Money Market Fund

Annual Report

January 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage National Tax-Free Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage National Tax-Free Money Market Fund for the 12-month period that ended January 31, 2012.

For the entire 12-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s 12-month total return figures mask the uneven path that the financial markets traced since last spring as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified1, high-quality investment strategy that is focused on liquidity and capital preservation. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

The U.S. Bureau of Economic Analysis (BEA) reported that U.S. gross domestic product (GDP) grew at a mere 0.4% in the first quarter 2011 and 1.3% in the second quarter. GDP growth accelerated during the second half of the year, reaching a reported annual growth rate of 1.8% in the third quarter, which reignited hopes for a sustainable economic recovery. Those hopes were buoyed further by the advanced estimate of fourth quarter GDP, which showed growth accelerated to a 2.8% annual rate. While few leading economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum over the past year.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better in the latter half of the year: initial unemployment claims have eased in recent months, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.3% as of January 2012—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage National Tax-Free Money Market Fund	3

The Federal Reserve announced that it will keep rates low until 2014.

Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter. Yet, “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation appearing to be in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late-2014 following the FOMC meeting on January 25, 2012. Additionally, in September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that was designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six months of the year.

Early on in the period, the market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. Investors not only worried that the U.S. might be on the brink of recession, but also that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by disagreement among legislators about raising the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire 12-month period, the Barclays Capital U.S. Aggregate Bond Index2, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index3 added 8.66% and 10.31%, respectively. By comparison, the Barclays Capital Municipal Bond Index4 gained 14.10% during the same period.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. We believe that for many investors, we believe

Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4	Wells Fargo Advantage National Tax-Free Money Market Fund	Letter to Shareholders

simply building and maintaining a well-diversified investment plan focused on clear financial objectives is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Money Market Overview	Wells Fargo Advantage National Tax-Free Money Market Fund	5

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2012.

Overview

Many of the same themes we saw in prior years continued to dominate the municipal money market landscape during the 12-month period. Low absolute yields across the space certainly highlighted the challenges faced by municipal money market funds during the period. Across the municipal curve, yields continued to fall, reaching historical lows along the way. The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1 (SIFMA Index), which began the 12-month period at 26 basis points (bps) on February 2, 2011, trended as low as 6 bps before ultimately concluding the period at 8 bps. This contrasts with the prior period’s SIFMA Index average of 27 bps and reset range of 17–35 basis points. Longer municipal money market rates followed suit with the Municipal Market Data six-month index of AAA-rated2 notes at 13 bps by period-end, while one-year AAA-rated2 notes fell from 37 bps at the beginning of the period to 20 bps dropping to the end. Several factors contributed to the continued downward pressure on short-term municipal rates.

First, the Federal Reserve (Fed) policy of maintaining an extremely low federal funds rate set the stage for the overall environment in the money markets. Variable-rate demand note (VRDN) issuance was down roughly 25% from the prior period and down around 85% from the 2008 highs. Historically low long-term interest rates continued to encourage issuers to finance their debt beyond the maturity range of money market eligibility. Flight-to-quality trades saw nontraditional variable-rate investors amass significant quantities of municipal money market floating-rate securities. The tumultuous sovereign debt crisis in Europe served to further reduce municipal supply as many money market participants retreated from European banks. This was somewhat offset by new issuances backed by well-regarded U.S., Canadian, and Pacific Rim bank liquidity and letter-of-credit providers, but not enough to completely offset the declines. The Fed’s August 2011 announcement of exceptionally low rates through mid-2013 only served to lock in those low yields across the municipal money market space for the duration of the period. As a result, aggregate municipal money market fund assets continued to decline during the period as investors invested in longer term debt in an effort to capture more yield. Industrywide, municipal money market fund assets fell by 10% to $291 billion at the end of the period. This represented a return to municipal money market assets last seen in 2002.

The beginning of the period saw some sense of normalcy returning to the municipal money market space as reason overtook the extremely exaggerated reports issued by certain well-known analysts predicting a rash of municipal defaults occurring over the course of 2011. The first quarter was particularly notable for a round of letter-of-credit (LOC) and liquidity facility replacement activity. The replacement activity was especially beneficial to the municipal money market funds as Canadian and Pacific Rim banks, largely immune to the issues then facing the eurozone, entered the municipal market providing both LOCs and liquidity while also providing some additional diversity to the funds.

The second quarter ushered in significant downward pressure on municipal money market rates as global and domestic economic and political issues emerged. Anxiety in June 2011 over European sovereign debt came to the forefront of market concerns. As many domestic money market participants retreated from Europe, municipal money market securities, particularly VRDNs, became a popular investment alternative for these investors who were seeking both high-quality and very liquid investments. As demand from these crossover buyers increased, short-term municipal yields experienced a significant drop, ultimately leading the SIFMA Index to a range of 7–10 bps through the end of July 2011. Rates managed a modest rebound to around 20-bps in late August due to increased dealer activity.

The fourth quarter saw a gradual decline in the SIFMA Index from a high of 14 bps on November 26 to 8 bps at the close of 2011 as demand from crossover buyers outstripped supply, keeping continued downward pressure on short-term municipal money market rates. By year-end, crossover buyers accounted for almost 20% of the VRDNs outstanding. January 2012 arrived with fairly traditional beginning-of-the-calendar-year cash inflows. These inflows pushed the SIFMA Index to a historical low of 6 bps in the beginning of 2012, before inching up slightly to 8 bps at the close of the 12-month period.

1.	The SIFMA Index, produced by Municipal Market Data (MMD), is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations from MMD’s extensive database. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). To the extent that the Fund holds assets rated by Standard & Poor’s or other credit rating agencies, such ratings apply only to those assets and not to the Fund itself.

6	Wells Fargo Advantage National Tax-Free Money Market Fund	Money Market Overview

Strategic outlook

As we look to the next fiscal year, many uncertainties remain for the money funds industry. Regulators continue to discuss the potential for further tightening of standards and practices for money market funds beyond those already implemented. Looking toward the next period in municipal money markets, many other challenges remain. If the Fed follows through on its stated intention to keep rates exceptionally low—now extending into 2014—we believe it will result in continued low yields in the municipal money markets. We also believe supply constraints will continue to be an issue, as the historical longer-term rates provide an incentive for issuers to finance municipal debt in longer-term issues. As uncertainty continues to affect the markets, we consider it most appropriate to continue to focus our investments on highly liquid VRDNs in the daily and weekly maturity mode. We fully expect to continue to take advantage of relatively high-quality, diversified LOC and liquidity providers as they come to the market. We believe that this philosophy should afford investors the security and liquidity they expect.

Performance Highlights (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	7

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

January 7, 1988

SECTOR DISTRIBUTION[1] (AS OF JANUARY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JANUARY 31, 2012)
11 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JANUARY 31, 2012)
11 Days

1.	Sector distribution is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. The calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but unlike the calculation of WAM, does not allow shortening of the maturities of certain securities with periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

8	Wells Fargo Advantage National Tax-Free Money Market Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JANUARY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (NWMXX)	07/28/2003	0.01	0.02	0.90	1.13	0.64%	0.64%
Administrator Class (WNTXX)	04/08/2005	0.01	0.02	1.08	1.35	0.37%	0.30%
Institutional Class (WFNXX)	11/08/1999	0.01	0.04	1.16	1.48	0.25%	0.20%
Service Class (MMIXX)	08/03/1993	0.01	0.02	1.00	1.28	0.54%	0.45%
Sweep Class	06/30/2010	0.01	0.02	0.90	1.16	0.99%	0.99%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JANUARY 31, 2012)	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-Day Current Yield	0.01%	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

5.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Class A shares prior to their inception reflects the performance of the Service Class shares, and is adjusted to reflect the higher expenses applicable to Class A shares.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.05% for Sweep Class. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.52)%, (0.25)%, (0.14)%, (0.42)%, and (0.88)% for Class A, Administrator Class, Institutional Class, Service Class and Sweep Class, respectively.

Fund Expenses (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	9

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.14	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Administrator Class
Actual	$1,000.00	$1,000.14	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Institutional Class
Actual	$1,000.00	$1,000.14	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Service Class
Actual	$1,000.00	$1,000.14	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%
Sweep Class
Actual	$1,000.00	$1,000.14	$0.71	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71	0.14%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

10	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 100.06%

Alabama: 2.89%

Variable Rate Demand Notes§: 2.89%
Chatom AL Industrial Development Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.24%	08/01/2041	$7,900,000	$7,900,000
Homewood AL Educational Building Authority Samford University Series 2008 A-2 (Education Revenue, Branch Banking & Trust LOC)	0.08	12/01/2043	14,795,000	14,795,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series A (IDR, National Australia Bank LOC)	0.06	05/01/2041	33,000,000	33,000,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series B (IDR)	0.06	05/01/2041	30,770,000	30,770,000
Mobile AL Industrial Development Board Alabama Power Company Project Series C (IDR)	0.07	08/01/2017	12,000,000	12,000,000
Mobile AL Infirmary Health System Special Care Facilities Series 2006 A (Health Revenue, Bank of Nova Scotia LOC)	0.07	02/01/2040	6,300,000	6,300,000
Pell City AL Special Care Facilities Authority Noland Health Services Incorporated Project Series 2009 A (Health Revenue, U.S. Bank NA LOC)	0.08	12/01/2039	4,000,000	4,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011 J (IDR, Bank of Nova Scotia LOC)	0.07	04/01/2028	7,900,000	7,900,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011 G (IDR, Bank of Nova Scotia LOC)	0.07	04/01/2028	20,000,000	20,000,000
Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008 C (IDR, JPMorgan Chase Bank LOC)	0.12	12/01/2027	10,000,000	10,000,000

				146,665,000

Alaska: 0.29%

Variable Rate Demand Note§: 0.29%
Alaska Housing Finance Corporation Series 2006-0022 (Housing Revenue, U.S. Bank NA LOC)	0.07	12/01/2030	14,735,000	14,735,000

Arizona: 1.76%

Variable Rate Demand Notes§: 1.76%
Arizona Health Facilities Authority Banner Health Series 2008 B (Health Revenue, Bank of Nova Scotia LOC)	0.06	01/01/2035	28,110,000	28,110,000
Maricopa County AZ IDA Gran Victoria Housing LLC Project Series 2000 A (Housing Revenue, FNMA Insured)	0.08	04/15/2030	10,300,000	10,300,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust 2009-33 (Miscellaneous Revenue, State Street Bank LOC)	0.08	07/01/2024	35,055,000	35,055,000
Pima County AZ IDA Charter School Delaware Military Academy Project Series 2008 (Miscellaneous Revenue, PNC Bank NA LOC)	0.08	09/01/2038	4,900,000	4,900,000
Salt River AZ Pima Maricopa Indian Community Series 2005 (Miscellaneous Revenue, Bank of America NA LOC)	0.08	10/01/2025	10,975,000	10,975,000

				89,340,000

California: 10.44%

Variable Rate Demand Notes§: 10.44%
California CDA Gas Supply Series 2010 (Energy Revenue, Royal Bank of Canada LOC)	0.07	11/01/2040	85,850,000	85,850,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series 2009 A (Utilities Revenue, Mizuho Corporate Bank LOC)	0.06	11/01/2026	300,000	300,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage National Tax-Free Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series 2009 C (Utilities Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.04%	12/01/2016	$31,850,000	$31,850,000
California State 2011-12 Revenue Anticipation Notes Series A-2 JPMorgan Chase Putters Series 4023 (Miscellaneous Revenue) 144A	0.08	12/01/2013	39,800,000	39,800,000
California State GO Kindergarten-University Public Education Facilities Series 2003 A-2 (Miscellaneous Revenue, Bank of Montreal LOC)	0.06	05/01/2033	15,650,000	15,650,000
California State GO Kindergarten-University Public Education Facilities Series 2003 A-3 (Miscellaneous Revenue, Bank of Montreal LOC)	0.04	05/01/2033	20,800,000	20,800,000
California State GO Kindergarten-University Public Education Facilities Series 2005 A Subseries A1-2 (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.04	05/01/2040	15,950,000	15,950,000
Newport Beach CA Memorial Hospital Series E (Health Revenue, Northern Trust Company LOC)	0.05	12/01/2040	7,000,000	7,000,000
East Bay CA MUD Water System Series 2011A-2 JPMorgan PUTTER Series 4032 (Miscellaneous Revenue) 144A	0.08	06/26/2012	70,000,000	70,000,000
Golden State California Tobacco Securitization Corporation Tobacco Settlement ROC RR-II-R-11442 (Tobacco Revenue, AGC-ICC Insured)	0.28	06/01/2035	3,055,000	3,055,000
Hartnell CA Community College District PUTTER Series 2966 (Tax Revenue, FSA Insured)	0.08	06/01/2014	4,800,000	4,800,000
Kings County CA Housing Authority Edgewater Apartments Series 2001 A (Housing Revenue, FNMA Insured)	0.06	02/15/2031	7,310,000	7,310,000
Los Angeles CA Department Water & Power System Series A Subseries A-2 ROC RR-II-R-12322 (Water & Sewer Revenue, AGM-CR, AMBAC Insured) 144A	0.07	07/01/2015	6,800,000	6,800,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (Miscellaneous Revenue) 144A	0.08	08/12/2012	20,185,000	20,185,000
Los Angeles CA TRAN PUTTER Series 3931 (Miscellaneous Revenue)	0.08	08/12/2012	42,955,000	42,955,000
Metropolitan Water District Southern California Series 2011 A-1 (Water & Sewer Revenue)	0.10	07/01/2036	6,500,000	6,500,000
Oceanside CA Ace-Shadow Way Apartments Project Series 2009 (Housing Revenue, FHLMC LOC)	0.07	03/01/2049	1,300,000	1,300,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007 B (Housing Revenue, FNMA LOC, FNMA Insured)	0.06	08/15/2027	10,000,000	10,000,000
San Diego CA Community College District GO Election of 2006 Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Series O-8 (Tax Revenue) 144A	0.05	08/01/2019	900,000	900,000
San Diego CA Unified School District TRAN PUTTER Series 3934 (Tax Revenue) 144A	0.08	08/07/2012	38,740,000	38,740,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue)	0.06	04/01/2038	63,935,000	63,935,000
San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured)	0.07	12/01/2017	18,600,000	18,600,000
Santa Clara County CA TRAN JPMorgan Chase PUTTER Series 3976 (Miscellaneous Revenue) 144A	0.08	06/29/2012	5,110,000	5,110,000
Sweetwater CA Union High School District ROC RR-II-R-11484 (Tax Revenue, FSA Insured)	0.20	02/01/2013	1,880,000	1,880,000
Vacaville CA MFHR Quail Run Project Series A (Housing Revenue, FNMA Insured)	0.07	07/15/2018	7,200,000	7,200,000
Westminster CA Redevelopment Agency Westminster Tax Allocation Project # 1 Morgan Stanley Floaters Series 2008-3009 (Tax Revenue, Assured Guaranty Insured) 144A	0.13	11/01/2045	3,475,000	3,475,000

				529,945,000

12	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Colorado: 1.27%

Variable Rate Demand Notes§: 1.27%
Aurora CO Centretech Metropolitan District Remarketed Series A (Tax Revenue, U.S. Bank NA LOC)	0.10%	12/01/2028	$2,605,000	$2,605,000
Aurora CO Centretech Metropolitan District Remarketed Series B (Tax Revenue, U.S. Bank NA LOC)	0.10	12/01/2017	2,765,000	2,765,000
Colorado ECFA National Jewish Program F-2 (Miscellaneous Revenue, Northern Trust Company LOC)	0.07	07/01/2041	2,080,000	2,080,000
Colorado HCFR Catholic Health Initiatives Series 2004 B-6 (Health Revenue)	0.06	03/01/2044	7,300,000	7,300,000
Colorado HFA Winridge Apartments Series 1998 (Housing Revenue, FNMA Insured)	0.09	02/15/2028	7,000,000	7,000,000
Commerce City CO Northern Infrastructure General Improvement District GO Series 2006 (Tax Revenue, U.S. Bank NA LOC)	0.10	12/01/2028	6,500,000	6,500,000
Commerce City CO Northern Infrastructure General Improvement District GO Series 2008 (Tax Revenue, U.S. Bank NA LOC)	0.10	12/01/2038	8,625,000	8,625,000
Cornerstone CO Metropolitan District #2 Limited Tax GO Series 2010 B (Tax Revenue, Bank of America NA LOC)	0.14	12/01/2046	6,090,000	6,090,000
Denver CO City & County Cottonwood Creek Series 1989 A (Housing Revenue, FHLMC Insured)	0.13	04/15/2014	6,850,000	6,850,000
Meridian Ranch CO Metropolitan District GO Series 2009 (Tax Revenue, U.S. Bank NA LOC)	0.10	12/01/2038	4,230,000	4,230,000
Mountain Village CO Housing Authority Facilities Apartments Project Series 2010 (Housing Revenue, U.S. Bank NA LOC)	0.10	11/01/2040	6,440,000	6,440,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (Tax Revenue, U.S. Bank NA LOC)	0.10	11/15/2034	3,865,000	3,865,000

				64,350,000

Connecticut: 0.24%

Variable Rate Demand Note§: 0.24%
Connecticut State HFA Subseries 2011 E-3 (Housing Revenue, GO of Authority Insured)	0.05	11/15/2041	12,000,000	12,000,000

Delaware: 0.48%

Variable Rate Demand Notes§: 0.48%
Delaware State EDA YMCA Delaware Projects Series 2007 (Miscellaneous Revenue, PNC Bank NA LOC)	0.08	05/01/2036	3,900,000	3,900,000
Delaware State Health Facilities Authority Series B (Health Revenue, PNC Bank NA LOC)	0.06	07/01/2039	12,105,000	12,105,000
Delaware State River & Bay Authority Series 2008 (Transportation Revenue, TD Bank NA LOC)	0.05	01/01/2030	2,100,000	2,100,000
University of Delaware Series 2005 (Education Revenue)	0.07	11/01/2035	6,340,000	6,340,000

				24,445,000

District of Columbia: 0.09%

Variable Rate Demand Note§: 0.09%
District of Columbia Wesley Theological Seminary Issue Series 2008 A (Miscellaneous Revenue, PNC Bank NA LOC)	0.08	12/01/2048	4,815,000	4,815,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage National Tax-Free Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Florida: 3.43%

Other Municipal Debt: 0.42%
Hillsborough County FL Series A (Miscellaneous Revenue)	0.11%	04/05/2012	$5,000,000	$5,000,000
JEA Florida Electric System Series 2000 F-1 (Utilities Revenue)	0.12	03/01/2012	11,000,000	11,000,000
JEA Florida Electric System Series 2000 F-2 (Utilities Revenue)	0.10	03/06/2012	5,500,000	5,500,000

				21,500,000

Variable Rate Demand Notes§: 3.01%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.08	04/15/2041	7,400,000	7,400,000
Bay County FL Solar Eclipse Funding Trust Series 2006-0103 (Tax Revenue, U.S. Bank NA LOC)	0.07	03/01/2014	9,965,000	9,965,000
Clay County FL DRIVER Trust Series 3439 (Water & Sewer Revenue, FSA-CR, XLCA Insured) 144A	0.18	11/01/2015	3,700,000	3,700,000
Florida Gulf Coast University Finance Corporation Parking Project Series A (Education Revenue, Harris NA LOC)	0.06	02/01/2039	7,665,000	7,665,000
Florida HFA Huntington Project 1985 Series GGG (Housing Revenue, FHLMC Insured)	0.07	12/01/2013	7,100,000	7,100,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2003 B (Health Revenue, PNC Bank NA LOC)	0.06	11/15/2012	1,965,000	1,965,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2003 C (Health Revenue)	0.05	11/15/2021	12,095,000	12,095,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006 C (Health Revenue) 144A	0.18	11/15/2036	6,445,000	6,445,000
Jacksonville Electric Authority FL Electrical System Revenue Series A (Utilities Revenue, Bank of Montreal LOC)	0.06	10/01/2035	17,315,000	17,315,000
Miami-Dade County FL Educational Facilities Authority Eagle-20070043 Class A (Education Revenue, BHAC-CR, AMBAC Insured)	0.09	04/01/2037	9,900,000	9,900,000
Orange County FL HFFA Adventist Health System Sunbelt Obligated Group Series 1995 (Health Revenue)	0.05	11/15/2026	19,205,000	19,205,000
Orlando & Orange County FL Expressway Authority Revenue Series 2003 C-4 (Transportation Revenue, TD Bank NA LOC, AGM Insured)	0.06	07/01/2025	10,000,000	10,000,000
Orlando FL Utilities Commission Series A (Utilities Revenue)(i)	0.19	10/01/2027	6,745,000	6,745,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.25	05/01/2038	3,915,000	3,915,000
Palm Beach County FL Jupiter Medical Center Incorporated Series B (Health Revenue, TD Bank NA LOC)	0.07	08/01/2020	6,015,000	6,015,000
Palm Beach County FL Norton Gallery and School of Art Incorporated Series 1995 (Education Revenue, Northern Trust Company LOC, GO of Institution Insured)	0.17	05/01/2025	1,465,000	1,465,000
Palm Beach County FL Pine Crest Preparatory School Incorporated Project Series 2008 (Education Revenue, Bank of America NA LOC)	0.13	06/01/2032	500,000	500,000
Palm Beach County FL Zoological Society Incorporated Project Series 2001 (Miscellaneous Revenue, Northern Trust Company LOC)	0.08	05/01/2031	2,500,000	2,500,000
Pinellas County FL IDR Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.07	08/01/2028	4,755,000	4,755,000
Polk County FL IDA HCFR Winter Haven Hospital Series B (Health Revenue, PNC Bank NA LOC)	0.06	09/01/2034	5,170,000	5,170,000
Polk County FL IDA HCFR Winter Haven Hospital Series C (Health Revenue, PNC Bank NA LOC)	0.06	09/01/2036	4,540,000	4,540,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, Harris NA LOC)	0.11	10/01/2041	4,290,000	4,290,000

				152,650,000

14	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Georgia: 2.70%

Variable Rate Demand Notes§: 2.70%
Atlanta GA Airport Passenger Facility Charge & Subordinate Lien Term Series 2004 C (Airport Authority Revenue, FSA Insured)	0.23%	01/01/2013	$12,650,000	$12,650,000
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (IDR, Harris NA LOC)	0.10	11/01/2030	9,330,000	9,330,000
Clipper Tax-Exempt Certified Trust Series 2007-10 (Miscellaneous Revenue)	0.11	01/01/2016	8,795,000	8,795,000
Fulton County GA Development Authority Shepherd Center Incorporated Project Series 2009 (Health Revenue, FHLB LOC)	0.06	09/01/2035	13,055,000	13,055,000
Fulton County GA Development Authority The Lovett School Project Series 2008 (Education Revenue, FHLB LOC)	0.06	04/01/2033	11,400,000	11,400,000
Gwinnett County GA Development Authority Goodwill North Georgia Incorporated Project Series 2009 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.08	10/01/2033	5,000,000	5,000,000
Gwinnett County GA Hospital Authority Series A (Health Revenue, FHLB LOC)	0.06	07/01/2036	9,690,000	9,690,000
Gwinnett County GA School District PUTTER Series 2007-1011 (Education Revenue, GO of Authority Insured)	0.18	07/01/2041	2,785,000	2,785,000
Macon-Bibb County GA Hospital Authority Anticipation Note Medical Center Series B (Health Revenue, Branch Banking & Trust LOC)	0.08	07/01/2028	5,450,000	5,450,000
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Energy Revenue)	0.08	08/01/2040	37,655,000	37,655,000
Private Colleges & Universities Authority of Georgia Mercer University Project Series 2003 (Education Revenue, Branch Banking & Trust LOC)	0.08	10/01/2032	10,180,000	10,180,000
Private Colleges & Universities Authority of Georgia Mercer University Project Series 2006-A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.08	10/01/2036	11,000,000	11,000,000

				136,990,000

Hawaii: 0.20%

Variable Rate Demand Note§: 0.20%
Hawaii GO Clipper Tax-Exempt Certified Trust Series 2009-62 (GO- State, State Street Corporation LOC)	0.13	04/01/2018	9,995,000	9,995,000

Idaho: 0.38%

Variable Rate Demand Note§: 0.38%
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (IDR, Bank of Montreal LOC)	0.08	12/01/2029	19,420,000	19,420,000

Illinois: 5.29%

Variable Rate Demand Notes§: 5.29%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris Trust & Savings Bank LOC)	0.09	03/01/2035	4,225,000	4,225,000
Austin IL Trust Series 2008-1098 (Health Revenue, Assured Guaranty Insured)	0.24	08/15/2047	18,322,000	18,322,000
Chicago IL Eclipse Funding Trust Solar Eclipse Project Series 2006-0003 (Tax Revenue, U.S. Bank NA LOC, FSA Insured)	0.07	01/01/2026	9,185,000	9,185,000
Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Port Authority Revenue, FSA-CR, FGIC Insured)	0.28	01/01/2014	10,390,000	10,390,000
Chicago IL ROC RR-II-R-11940 (Tax Revenue) 144A	0.11	07/01/2028	4,000,000	4,000,000
Chicago IL Subseries 04-3 (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.06	11/01/2031	3,155,000	3,155,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage National Tax-Free Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Illinois Health Facilities Authority Centegra Health System Series 2002 (Health Revenue, FSA Insured)	0.08%	09/01/2032	$40,000	$40,000
Illinois Development Finance Authority Chicago Academy of Sciences Project New Museum Facilities Series 1998 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.09	01/01/2033	5,480,000	5,480,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.36	03/01/2017	4,500,000	4,500,000
Illinois Development Finance Authority Lake Forest Academy Series 2000 (Education Revenue, Northern Trust Company LOC)	0.09	12/01/2024	1,000,000	1,000,000
Illinois Development Finance Authority McCormick Theological Seminary Project Series 2001-B (Education Revenue, Northern Trust Company LOC)	0.08	06/01/2035	22,435,000	22,435,000
Illinois Development Finance Authority Metropolitan Family Services Project Series 1999 (Miscellaneous Revenue, Bank of America NA LOC)	0.36	01/01/2029	3,803,000	3,803,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.09	04/01/2035	9,000,000	9,000,000
Illinois Development Finance Authority St. Ignatius College Series 1994 (Education Revenue, Northern Trust Company LOC)	0.09	06/01/2024	12,000,000	12,000,000
Illinois State Development Finance Authority Village of Oak Park Residence Corporation Project Series 2001 (Housing Revenue, PNC Bank NA LOC)	0.08	07/01/2041	13,000,000	13,000,000
Illinois State Development Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.08	09/01/2046	4,000,000	4,000,000
Illinois Development Finance Authority YMCA Metropolitan Chicago Project Series 2001 (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)	0.08	06/01/2029	23,700,000	23,700,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995-B (Miscellaneous Revenue)	0.09	12/15/2025	5,000,000	5,000,000
Illinois Educational Facilities Authority Newberry Library Project Series 1988 (Miscellaneous Revenue, Northern Trust Company LOC)	0.08	03/01/2028	2,100,000	2,100,000
Illinois Finance Authority Advocate Health Care Network Series 2011- B (Health Revenue)(i)	0.20	04/01/2051	6,500,000	6,500,000
Illinois Finance Authority Children’s Museum Greater Chicago Incorporated Project Series 2004 (Miscellaneous Revenue, Northern Trust Company LOC)	0.09	07/01/2034	1,800,000	1,800,000
Illinois Finance Authority DRIVER Trust Series 3420 (Tax Revenue, Assured Guaranty Insured) 144A	0.08	01/01/2016	3,030,000	3,030,000
Illinois Finance Authority Elmhurst Memorial Healthcare Series 2008 D (Health Revenue, Northern Trust Company LOC)	0.06	01/01/2048	11,600,000	11,600,000
Illinois Finance Authority Lake Forest County Day School Project Series 2005 (Education Revenue, Northern Trust Company LOC)	0.09	07/01/2035	12,750,000	12,750,000
Illinois Finance Authority Presbyterian Homes Lake Forest Project Series 2006 (Health Revenue, Northern Trust Company LOC)	0.09	09/01/2024	21,345,000	21,345,000
Illinois Finance Authority Richard H. Driehaus Museum Project Series 2005 (Miscellaneous Revenue, Northern Trust Company LOC)	0.09	02/01/2035	10,100,000	10,100,000
Illinois Finance Authority Series 2008 A-1 (Health Revenue)	0.22	11/01/2030	4,000,000	4,000,000
Illinois Finance Authority The Catherine Cook School Project Series 2007 (Education Revenue, Northern Trust Company LOC)	0.09	01/01/2037	5,820,000	5,820,000
Illinois Metropolitan Pier & Exposition Authority Series 3219 (Port Authority Revenue) 144A	0.13	06/15/2050	12,600,000	12,600,000
Illinois Toll Highway Authority Priority Series A 2A (Transportation Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.07	07/01/2030	14,500,000	14,500,000
Schaumburg IL GO ROC RR-II-R-11698 (Tax Revenue, BHAC-CR, FGIC Insured) 144A	0.08	12/01/2032	400,000	400,000
Warren County IL Monmouth College Project Series 2002 (Education Revenue, PNC Bank NA LOC)	0.08	12/01/2032	8,815,000	8,815,000

				268,595,000

16	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Indiana: 2.67%

Other Municipal Debt: 0.23%
Indiana Bond Bank Advance Funding Program Series 2012 A (Miscellaneous Revenue)	1.25%	01/03/2013	$11,600,000	$11,695,622

Variable Rate Demand Notes§: 2.44%
Clipper Tax-Exempt Certified Trust Series 2007-02 (Miscellaneous Revenue)	0.11	07/01/2023	26,140,000	26,140,000
Eclipse Funding Trust Indiana Solar Eclipse Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.05	07/15/2026	12,285,000	12,285,000
Indiana Finance Authority Community Health Network Project Series 2009 (Health Revenue, PNC Bank NA LOC)	0.06	07/01/2039	8,800,000	8,800,000
Indiana Finance Authority Health Systems Sisters of St. Francis Health Services Incorporated Project Series 2009 A (Health Revenue) 144A	0.14	11/01/2033	5,000,000	5,000,000
Indiana Finance Authority Northshore Health Center Incorporated Project Series 2008 (Health Revenue, Harris NA LOC)	0.10	07/01/2038	5,205,000	5,205,000
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009 C (Health Revenue, PNC Bank NA LOC)	0.06	11/01/2039	16,060,000	16,060,000
Indiana Finance Authority University Health Obligated Group Royal Bank of Canada Municipal Products Incorporated Trust Series 2011 E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.08	03/01/2036	5,000,000	5,000,000
Indianapolis IN Canal Square Apartments Project Series 2003 (Housing Revenue, FHLMC Insured)	0.08	04/01/2033	11,905,000	11,905,000
Indianapolis IN Industrial MFHR Washington Pointe Project Series 2009 A (Housing Revenue, Fleet National Bank LOC)	0.08	04/15/2039	8,430,000	8,430,000
Indianapolis Local Public Improvement Bond Bank ROC RR-11-R-1179 (Water & Sewer Revenue, Assured Guaranty Insured) 144A	0.20	01/01/2017	24,825,000	24,825,000

				123,650,000

Iowa: 0.99%

Variable Rate Demand Notes§: 0.99%
Iowa Finance Authority Cedarwood Hills Project Series 2001-A (Housing Revenue)	0.08	05/01/2031	2,960,000	2,960,000
Iowa Finance Authority Midwestern Disaster Area Archer Daniels Midland Company Project Series 2011 (IDR)	0.11	12/01/2051	13,000,000	13,000,000
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (IDR)	0.09	08/01/2041	5,000,000	5,000,000
Iowa Higher Education Loan Authority Private Colleges Ambrose University Project Series 2003 (Education Revenue, Northern Trust Company LOC)	0.07	04/01/2033	11,540,000	11,540,000
Iowa Higher Education Loan Authority Private Colleges University of Dubuque Project Series 2004 (Education Revenue, Northern Trust Company LOC)	0.07	05/01/2029	6,370,000	6,370,000
Iowa Higher Education Loan Authority Private Colleges University of Dubuque Project Series 2007 (Education Revenue, Northern Trust Company LOC)	0.07	04/01/2035	11,265,000	11,265,000

				50,135,000

Kansas: 0.25%

Variable Rate Demand Notes§: 0.25%
Kansas Development Finance Authority Adventist Health Sunbelt Series 2004 C (Health Revenue, Royal Bank of Canada LOC)	0.05	11/15/2034	9,735,000	9,735,000
Kansas Development Finance Authority Royal Bank of Canada Municipal Products Incorporated Trust Series O-11 (Health Revenue) 144A	0.08	11/15/2038	3,000,000	3,000,000

				12,735,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage National Tax-Free Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Kentucky: 0.92%

Other Municipal Debt: 0.03%
Kentucky Rural Water Finance Corporation Public Program Series 2012 A (Water & Sewer Revenue)	1.25%	02/01/2013	$1,300,000	$1,309,685

Variable Rate Demand Notes§: 0.89%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002 A (Lease Revenue, U.S. Bank NA LOC)	0.07	10/01/2032	7,160,000	7,160,000
Kentucky EDFA Goodwill Industries Kentucky Incorporated Project Series 2007 (IDR, PNC Bank NA LOC)	0.11	12/01/2037	9,750,000	9,750,000
Kentucky EDFA Hospital Ashland Hospital Corporation King Daughter Medical Center Project Series 2008 B (Health Revenue, Branch Banking & Trust LOC)	0.08	01/01/2038	15,000,000	15,000,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Lease Revenue, U.S. Bank NA LOC)	0.07	07/01/2038	7,795,000	7,795,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-B (Lease Revenue, U.S. Bank NA LOC)	0.07	12/01/2038	5,660,000	5,660,000

				45,365,000

Louisiana: 2.51%

Variable Rate Demand Notes§: 2.51%
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC, FHLMC Insured)	0.11	07/01/2040	4,095,000	4,095,000
Louisiana HFA Woodward Wright Apartments Project Series 2003 (Housing Revenue, FHLMC Insured)	0.08	09/01/2033	8,955,000	8,955,000
Louisiana Public Facilities Authority Christus Health Project Series B-3 (Health Revenue, Bank of New York LOC)	0.06	07/01/2047	5,835,000	5,835,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.08	11/01/2040	56,300,000	56,300,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.10	11/01/2040	52,000,000	52,000,000

				127,185,000

Maine: 0.24%

Variable Rate Demand Note§: 0.24%
Maine Finance Authority Foxcroft Academy Issue Series 2008 (Education Revenue, TD Bank NA LOC)	0.07	06/01/2038	12,000,000	12,000,000

Maryland: 1.37%

Other Municipal Debt: 0.29%
Anne Arundel County MD Series 97-A (Miscellaneous Revenue)	0.10	03/05/2012	15,000,000	15,000,000

Variable Rate Demand Notes§: 1.08%
Maryland CDA MFHR Hopkins Village Apartments Series 2008 F (Housing Revenue, FHLMC Insured)	0.08	11/01/2038	3,000,000	3,000,000
Maryland HEFA Johns Hopkins University Project Series 1003 (Education Revenue)	0.18	07/01/2033	6,665,000	6,665,000
Maryland HEFA Suburban Hospital Issue Series 2008 (Health Revenue, PNC Bank NA LOC)	0.06	07/01/2029	5,790,000	5,790,000
Maryland HEFA University of Maryland Medical System Series D (Health Revenue, TD Bank NA LOC)	0.05	07/01/2041	8,000,000	8,000,000

18	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Maryland HEFA University of Maryland Medical System Series E (Health Revenue, Bank of Montreal LOC)	0.07%	07/01/2041	$7,500,000	$7,500,000
Maryland Stadium Authority Sports Facilities Football Stadium Series 2007 (Lease Revenue)	0.05	03/01/2026	15,090,000	15,090,000
Montgomery County MD Housing Opportunities Series 2002 C (Housing Revenue, FNMA LOC, GO of Commonwealth Insured)	0.08	11/01/2032	5,000,000	5,000,000
Montgomery County MD Housing Opportunity Commission Series 2011 A (Housing Revenue, TD Bank NA LOC, GNMA/FNMA Insured)	0.05	01/01/2049	3,600,000	3,600,000

				54,645,000

Massachusetts: 0.73%

Variable Rate Demand Notes§: 0.73%
Massachusetts State College Building Authority Series 2011 (Education Revenue, State Guaranteed)(i)	0.17	11/01/2034	7,045,000	7,045,000
Massachusetts State Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.07	03/01/2034	12,045,000	12,045,000
Massachusetts State Development Finance Agency Fay School Issue Series 2008 (Education Revenue, TD Bank NA LOC)	0.07	04/01/2038	5,000,000	5,000,000
Massachusetts State Development Finance Agency Shady Hill School Issue Series 2008 (Miscellaneous Revenue, TD Bank NA LOC)	0.07	06/01/2038	9,645,000	9,645,000
Massachusetts State PUTTER Series 2007 A (Miscellaneous Revenue, NATL-RE, FGIC Insured) 144A	0.21	05/01/2037	3,330,000	3,330,000

				37,065,000

Michigan: 2.94%

Other Municipal Debt: 0.89%
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2008-C (Hospital Revenue)	0.05	02/07/2012	23,400,000	23,400,000
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2009-C (Hospital Revenue)	0.08	02/09/2012	3,000,000	3,000,000
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2009-C (Hospital Revenue)	0.09	02/09/2012	18,420,000	18,420,000

				44,820,000

Variable Rate Demand Notes§: 2.05%
Detroit MI ROC RR-II-R-11941 (Water & Sewer Revenue, AGM Insured) 144A	0.20	01/03/2028	20,980,000	20,980,000
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, Harris NA LOC)	0.06	06/01/2034	2,000,000	2,000,000
Michigan Finance Authority Unemployment Obligation Assessment Series 2011 (Miscellaneous Revenue, Citibank NA LOC)	0.11	07/01/2014	73,000,000	73,000,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue)(i)	0.17	11/15/2049	4,000,000	4,000,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit Group series 2010-7 (Health Revenue)(i)	0.17	11/15/2049	4,200,000	4,200,000

				104,180,000

Minnesota: 4.50%

Other Municipal Debt: 0.66%
Minnesota Rural Water Finance Authority Public Projects Construction Series 2011 (Water & Sewer Revenue)	1.25	04/01/2012	2,800,000	2,802,733
Rochester MN HCFR Mayo Foundation Series 2000 A (Miscellaneous Revenue)	0.06	02/13/2012	30,600,000	30,600,000

				33,402,733

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage National Tax-Free Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§: 3.84%
Andover MN Senior Housing Presbyterian Homes Incorporated Project Series 2003 (Housing Revenue, FNMA Insured)	0.08%	11/15/2033	$9,545,000	$9,545,000
Arden Hills MN Northwestern College Project 2011 (Education Revenue, Harris Bank NA LOC)	0.10	11/30/2030	7,695,000	7,695,000
Bloomington MN Bristol Village Apartments Project Series 2002 A-1 (Housing Revenue, FNMA Insured)	0.09	11/15/2032	8,480,000	8,480,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC Insured)	0.08	07/01/2038	5,725,000	5,725,000
Brooklyn Center MN Brookdale Corporate Center II Project Series 2001 (IDR, U.S. Bank NA LOC)	0.07	12/01/2014	500,000	500,000
Burnsville MN Berkshire Project Series A (Housing Revenue, FNMA Insured)	0.08	07/15/2030	4,145,000	4,145,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured)	0.08	10/15/2033	400,000	400,000
Crystal MN MFHR Crystal Apartments Limited Partnership Project Series 1997 (Housing Revenue, FHLMC Insured)	0.08	05/01/2027	3,250,000	3,250,000
Dakota County MN RDA Series MT-321 (Miscellaneous Revenue, FHLMC Insured)	0.21	06/01/2029	4,600,000	4,600,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank ACB LOC)	0.09	12/01/2021	5,000,000	5,000,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured)	0.08	02/15/2031	990,000	990,000
Eden Prairie MN Refunding MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC Insured)	0.08	09/01/2031	300,000	300,000
Edina MN Edina Park Plaza Project Series 1999 (Housing Revenue, FHLMC Insured)	0.08	12/01/2029	3,940,000	3,940,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured)	0.09	08/15/2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured)	0.08	05/15/2035	10,035,000	10,035,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC Insured)	0.08	03/01/2029	1,620,000	1,620,000
Maplewood MN Educational Facilities Mounds Park Academy Project Series 2003 (Education Revenue, U.S. Bank NA LOC)	0.09	10/01/2023	1,810,000	1,810,000
Maplewood MN Educational Facilities Mounds Park Academy Project Series 2005 (Education Revenue, U.S. Bank NA LOC)	0.09	10/01/2031	2,840,000	2,840,000
Minneapolis & St. Paul MN Metropolitan Airports Commission Series 2010 A (Airport Revenue) 144A	0.14	01/01/2035	6,000,000	6,000,000
Minneapolis MN Housing Development Symphony Place Project Series 1988 (Housing Revenue, FHLMC Insured)	0.07	12/01/2014	500,000	500,000
Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.07	10/01/2021	2,055,000	2,055,000
Minnesota State Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.08	04/01/2027	2,255,000	2,255,000
Minnesota State HEFAR Carleton College Series 3-L2 (Education Revenue)	0.08	11/01/2012	9,250,000	9,250,000
Minnesota State HEFAR Carleton College Series 5-G (Education Revenue, JPMorgan Chase Bank LOC)	0.08	11/01/2029	6,430,000	6,430,000
Minnesota State HEFAR Hamline University Series 6-E1 (Education Revenue, Harris NA LOC)	0.08	10/01/2016	1,820,000	1,820,000
Minnesota State HEFAR MacAlester College Series 3-Z (Education Revenue, GO of Institution Insured)	0.13	03/01/2024	4,525,000	4,525,000
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.11	03/01/2033	3,460,000	3,460,000

20	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Minnesota State HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.07%	10/01/2020	$1,745,000	$1,745,000
Minnesota State HEFAR Series 6-E2 (Education Revenue, Harris NA LOC)	0.08	10/01/2025	3,285,000	3,285,000
Minnesota State University of St. Thomas Series 4O (Education Revenue, U.S. Bank NA LOC)	0.08	10/01/2021	4,870,000	4,870,000
Minnesota State University of St. Thomas Series 5-C (Education Revenue, U.S. Bank NA LOC)	0.08	04/01/2025	7,365,000	7,365,000
Minnesota State University of St. Thomas Series 6-H (Education Revenue, U.S. Bank NA LOC)	0.08	10/01/2032	8,200,000	8,200,000
Minnetonka MN Housing Facilities Beacon Hill Project Series 2004 (Housing Revenue, FNMA Insured)	0.08	05/15/2034	6,025,000	6,025,000
Minnetonka MN Minnetonka Hills Apartments Project Series 2001 (Housing Revenue, FNMA Insured)	0.08	11/15/2031	2,665,000	2,665,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC Insured)	0.08	11/01/2035	9,100,000	9,100,000
Pine City MN Senior Housing Agency Lakeview Project Series 2006 (Miscellaneous Revenue, FNMA Insured)	0.08	04/15/2036	5,700,000	5,700,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured)	0.08	09/15/2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured)	0.08	02/15/2033	1,100,000	1,100,000
St. Anthony MN Autumn Woods Housing Project Series 2002 (Housing Revenue, FNMA Insured)	0.08	05/15/2032	2,550,000	2,550,000
St. Cloud MN Health Care System Project Series 2008 C (Health Revenue, Assured Guaranty Insured)	0.07	05/01/2042	1,950,000	1,950,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC Insured)	0.08	10/01/2035	11,300,000	11,300,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC Insured)	0.08	08/01/2034	1,045,000	1,045,000
St. Paul MN Housing & RDA Highland Ridge Project Series 2003 (Housing Revenue, FHLMC Insured)	0.08	10/01/2033	1,000,000	1,000,000
St. Paul MN Housing & RDA The Science Museum of Minnesota Series 1997-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.05	05/01/2027	300,000	300,000
St. Paul MN Port Authority MFHR Bigos Sibley Project Series 2004 I (Housing Revenue, FHLMC Insured)	0.08	02/01/2034	5,680,000	5,680,000
St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project Series 1991 (Tax Revenue, U.S. Bank NA LOC)	0.07	02/01/2015	7,210,000	7,210,000

				195,225,000

Mississippi: 0.50%

Variable Rate Demand Notes§: 0.50%
Mississippi Development Bank Special Obligation Solar Eclipse Project Series 2006-0153 (Tax Revenue, U.S. Bank NA LOC)	0.07	03/01/2014	6,400,000	6,400,000
Mississippi State Series 2003A Clipper Tax-Exempt Certificate Trust Series 2007-32 (Miscellaneous Revenue)	0.13	11/01/2018	18,960,000	18,960,000

				25,360,000

Missouri: 3.79%

Other Municipal Debt: 0.23%
Curators of the University of Missouri Series A (Education Revenue)	0.07	02/06/2012	11,500,000	11,500,000

				11,500,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage National Tax-Free Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§: 3.56%
Independence MO IDA The Mansions Project Series 2005 (Housing Revenue, FHLMC Insured)	0.08%	08/01/2035	$5,110,000	$5,110,000
Kansas City MO H. Roe Bartle Convention Center Project Series 2008F (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.08	04/15/2025	20,865,000	20,865,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 1997 A (Miscellaneous Revenue)	0.07	04/01/2027	1,905,000	1,905,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.07	04/01/2027	250,000	250,000
Kansas City MO Special Obligation Roe Bartle Series E (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.08	04/15/2034	27,375,000	27,375,000
Missouri Development Finance Board Association of Municipal Utilities Lease Financing Program Series 2003 (Lease Revenue, U.S. Bank NA LOC)	0.07	06/01/2033	7,225,000	7,225,000
Missouri Development Finance Board Ewing Marion Kauffman Project Series A (Miscellaneous Revenue)	0.07	06/01/2037	9,525,000	9,525,000
Missouri Development Finance Board Kauffman Center Performing Arts Project Series 2007 A (Miscellaneous Revenue, Bank of America NA LOC)	0.10	06/01/2037	52,960,000	52,960,000
Missouri HEFA Ascension Health Series C-1 (Health Revenue)	0.06	11/15/2039	7,000,000	7,000,000
Missouri HEFA Ascension Health Series C-3 (Health Revenue)	0.06	11/15/2039	11,000,000	11,000,000
Missouri HEFA Southwest Baptist University Project Series 2003 (Education Revenue, Bank of America NA LOC)	0.09	10/01/2033	330,000	330,000
Missouri Joint Municipal Electric Utility Commission Power Prairie Eclipse Funding Trust Series 2007-0111 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.07	01/01/2032	12,030,000	12,030,000
St. Charles County MO Public Water Supply District #2 Series 2011 (Lease Revenue, U.S. Bank NA LOC)	0.06	12/01/2028	5,500,000	5,500,000
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.27	03/01/2022	1,765,000	1,765,000
St. Louis County MO IDA The Pelican Cove Project Series 2004 (Housing Revenue, FNMA Insured)	0.08	03/15/2034	18,000,000	18,000,000

				180,840,000

Nebraska: 0.68%

Variable Rate Demand Note§: 0.68%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Energy Revenue)	0.08	08/01/2039	34,630,000	34,630,000

Nevada: 1.41%

Variable Rate Demand Notes§: 1.41%
Clark County NV Las Vegas McCarran International Airport Series 2010 F-2 (Port Authority Revenue, Union Bank NA LOC)	0.08	07/01/2022	4,800,000	4,800,000
Clark County NV Limited Tax GO Eclipse Funding Trust Series 2006-0146 (Tax Revenue, U.S. Bank NA LOC)	0.07	11/01/2032	6,100,000	6,100,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007-A (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	05/01/2037	8,000,000	8,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York LOC)	0.06	06/01/2042	44,490,000	44,490,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (Tax Revenue, U.S. Bank NA LOC)	0.11	03/01/2036	8,345,000	8,345,000

				71,735,000

22	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

New Hampshire: 0.40%

Variable Rate Demand Notes§: 0.40%
New Hampshire HEFA Frisbie Memorial Hospital Issue Series 2006 (Health Revenue, TD Bank NA LOC)	0.07%	10/01/2036	$12,250,000	$12,250,000
New Hampshire HEFA Tilton School Issue Series 2006 (Miscellaneous Revenue, TD Bank NA LOC)	0.07	02/01/2036	7,900,000	7,900,000

				20,150,000

New Jersey: 3.52%

Variable Rate Demand Notes§: 3.52%
Burlington County NJ Bridge Lutheran Home Project Series 2005-A (Miscellaneous Revenue, Commerce Bank NA LOC)	0.08	12/01/2025	935,000	935,000
Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series 2004-B (Health Revenue, TD Bank NA LOC)	0.05	08/01/2032	22,740,000	22,740,000
Garden State Preservation Trust New Jersey Open Space & Farmland Bonds 2005 Series A PUTTER Series 2865 (Miscellaneous Revenue, FSA Insured)	0.08	05/01/2024	3,185,000	3,185,000
New Jersey EDA Gas Facility Pivotal Utilities Holdings Incorporated Project Series 2005 (Energy Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.04	10/01/2022	4,500,000	4,500,000
New Jersey EDA Motor Vehicle Surcharges Series 2004 A (Miscellaneous Revenue, BHAC-CR NATL-RE Insured)	0.18	07/01/2026	2,190,000	2,190,000
New Jersey EDA Princeton Day School Incorporated Project Series 2005 (Education Revenue, U.S. Bank NA LOC)	0.06	08/01/2035	3,800,000	3,800,000
New Jersey EDA Princeton Day School Incorporated Project Series 2005 (Education Revenue, U.S. Bank NA LOC)	0.06	12/01/2047	200,000	200,000
New Jersey EDA School Facilities Construction 2007 Austin Trust Series 2008-3302 (Miscellaneous Revenue, FSA Insured)	0.18	09/01/2032	5,800,000	5,800,000
New Jersey EDA The Peddie School Project Series 2004-B (Miscellaneous Revenue)	0.05	02/01/2029	7,105,000	7,105,000
New Jersey EDA Various The Peddie School Project Series 1994 B (IDR, U.S. Bank NA Insured)	0.05	02/01/2019	995,000	995,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000-D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)	0.08	10/01/2030	2,300,000	2,300,000
New Jersey Health Care Facilities Financing Authority Composite Program Fitness First Oradell LLC Project Series 2006 A-6 (Health Revenue, TD Bank NA LOC)	0.08	07/01/2031	5,665,000	5,665,000
New Jersey HFFA Bayshore Community Hospital Project Series 2004 A-1 (Health Revenue, TD Bank NA LOC)	0.08	07/01/2014	2,645,000	2,645,000
New Jersey HFFA Various Somerset Medical Center Series 2008 (Health Revenue, TD Bank NA LOC)	0.05	07/01/2024	3,265,000	3,265,000
New Jersey Housing & Mortgage Finance Agency Series A (Housing Revenue, FSA Insured) 144A	0.25	05/01/2027	3,385,000	3,385,000
New Jersey State Transportation Trust Fund Authority PUTTER Series 2009-70 (Transportation Revenue)	0.08	12/15/2023	71,725,000	71,725,000
New Jersey Tobacco Settlement Financing Corporation Clipper Tax-Exempt Certificate Trust Series 2009-40 (Miscellaneous Revenue)	0.08	06/01/2032	26,460,000	26,460,000
New Jersey Transportation Authority Series 2009 D (Transportation Revenue, Bank of Nova Scotia LOC)	0.04	01/01/2024	3,200,000	3,200,000
New Jersey Turnpike Authority Refunding Various Series 2009 B (Transportation Revenue, PNC Bank NA LOC)	0.04	01/01/2024	3,550,000	3,550,000
New Jersey Turnpike Authority Series 2009 C (Transportation Revenue, Bank of Nova Scotia LOC)	0.04	01/01/2024	4,950,000	4,950,000

				178,595,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage National Tax-Free Money Market Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

New Mexico: 1.28%

Variable Rate Demand Notes§: 1.28%
New Mexico Finance Authority State Subseries 2008 A-1 (Tax Revenue, State Street Bank & Trust Company LOC)	0.04%	06/15/2024	$5,000,000	$5,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Energy Revenue)	0.08	11/01/2039	59,830,000	59,830,000

				64,830,000

New York: 4.81%

Other Municipal Debt: 0.14%
Metropolitan Transportation Authority New York Series A (Miscellaneous Revenue)	0.14	06/06/2012	7,000,000	7,000,000

Variable Rate Demand Notes§: 4.67%
Brookhaven NY IDAG Series 2001 (Miscellaneous Revenue)	0.10	11/01/2037	2,500,000	2,500,000
Dutchess County NY IDA Marist College Civic Facilities Series 1999 A (Education Revenue, JPMorgan Chase Bank LOC)	0.06	07/01/2028	3,890,000	3,890,000
Long Island NY Power Authority Electric Subseries B-1 (Utilities Revenue, State Street Bank & Trust Company LOC)	0.05	05/01/2033	10,700,000	10,700,000
Nassau County NY Health Care Corporation Series 2009 Subseries B-2 (Health Revenue, TD Bank NA LOC, County Guaranty Insured)	0.04	08/01/2029	9,500,000	9,500,000
Nassau County NY Local Economic Assistance Corporation Adults & Children with Learning & Developmental Disabilities Incorporated Project Series 2011 A (Miscellaneous Revenue, TD Bank NA LOC)	0.07	11/01/2041	7,300,000	7,300,000
New York NY Series F-4B (Tax Revenue, Union Bank NA LOC)	0.04	09/01/2035	3,000,000	3,000,000
New York NY Subseries B (Tax Revenue, TD Bank NA LOC)	0.04	09/01/2027	8,170,000	8,170,000
New York NY Subseries C-4 (Tax Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.05	08/01/2020	3,000,000	3,000,000
New York NY Subseries H-1 (Tax Revenue)	0.03	03/01/2034	5,050,000	5,050,000
New York NY Transitional Finance Authority Subseries 2003 A-4 (Tax Revenue)	0.04	11/01/2029	9,200,000	9,200,000
New York NY Trust Cultural Research Lincoln Center For the Arts Series B-1 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.06	11/01/2038	1,750,000	1,750,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR AMBAC Insured) 144A	0.13	11/15/2044	32,335,000	32,335,000
New York Metropolitan Transportation Authority ROC RR-II-R-11645 (Transportation Revenue, FSA Insured) 144A	0.23	11/15/2025	7,280,000	7,280,000
New York Metropolitan Transportation Authority Series 2002 G-1 (Transportation Revenue, Bank of Nova Scotia LOC)	0.05	11/01/2026	43,600,000	43,600,000
New York NY Capital Resource Corporation Loan Enhanced Assistance Program Maimonides Medical Center Series 2006 A (Health Revenue, Bank of America NA LOC)	0.17	01/01/2026	2,155,000	2,155,000
New York NY DRIVER Trust Series 3477 (Water & Sewer Revenue) 144A	0.08	06/15/2017	4,000,000	4,000,000
New York NY Housing Development Corporation Series 2009 C-1 (Miscellaneous Revenue) 144A	0.08	05/01/2029	6,620,000	6,620,000
New York NY Housing Development Corporation Series C-4 (Housing Revenue)	0.06	05/01/2015	9,045,000	9,045,000
New York NY Municipal Water & Sewer Finance Authority ROC-RR-II R-11697 (Water & Sewer Revenue, BHAC-CR Insured) 144A	0.09	06/15/2016	4,200,000	4,200,000
New York NY Municipal Water & Sewer Finance Authority Subseries B-2 (Water & Sewer Revenue, Lloyds TSB Bank LLC LOC)	0.04	06/15/2024	6,000,000	6,000,000
New York NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue)	0.04	06/15/2024	4,525,000	4,525,000

24	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New York NY Subseries A-5 (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.04%	08/01/2031	$2,205,000	$2,205,000
New York NY Subseries C-5 (Tax Revenue, Bank of New York LOC)	0.04	08/01/2020	13,500,000	13,500,000
New York NY Subseries F-4 (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.05	09/01/2035	4,300,000	4,300,000
New York NY Transitional Finance Authority Series 3-F (Tax Revenue)	0.05	11/01/2022	900,000	900,000
New York State Dormitory Authority Long Island University Subseries 2006 A-2 (Education Revenue, TD Bank NA LOC)	0.06	09/01/2026	2,200,000	2,200,000
New York State Dormitory Authority Long Island University Subseries 2006 A-2 (Education Revenue, TD Bank NA LOC)	0.06	09/01/2036	7,000,000	7,000,000
New York State Dormitory Authority North Shore Long Island Jewish Series B (Health Revenue, TD Bank NA LOC)	0.04	07/01/2039	6,000,000	6,000,000
New York State Dormitory Authority Northern Westchester Association Series 2009 (Health Revenue, TD Bank NA LOC)	0.05	11/01/2034	2,885,000	2,885,000
New York State Dormitory Authority NY Law School Series 2009 (Education Revenue, TD Bank NA LOC)	0.04	07/01/2038	4,500,000	4,500,000
New York State Dormitory Authority PUTTER 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.08	11/15/2026	2,500,000	2,500,000
New York State Thruway Authority PUTTER Series 3600-Z (Tax Revenue, FGIC Insured) 144A	0.18	01/01/2016	7,145,000	7,145,000

				236,955,000

North Carolina: 1.64%

Variable Rate Demand Notes§: 1.64%
Durham County NC COP Series 2009 B (Lease Revenue, FHLB LOC)	0.06	06/01/2034	23,000,000	23,000,000
North Carolina Capital Facilities Finance Agency Campbell University Series 2009 (Education Revenue, Branch Banking & Trust LOC)	0.07	10/01/2034	5,710,000	5,710,000
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.07	05/01/2024	3,405,000	3,405,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.07	05/01/2030	3,875,000	3,875,000
North Carolina Capital Facilities Finance Agency Sterling Montessori Academy & Charter School Project Series 2010 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.07	03/01/2031	10,610,000	10,610,000
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008 B-1 (Health Revenue, Branch Banking & Trust LOC)	0.08	12/01/2036	9,190,000	9,190,000
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008 B-2 (Health Revenue, Branch Banking & Trust LOC)	0.07	12/01/2036	4,890,000	4,890,000
North Carolina Medical Care Commission Wayne Memorial Hospital Series 2009 (Health Revenue, Branch Banking & Trust LOC)	0.06	10/01/2036	4,680,000	4,680,000
North Carolina Port Authority Facilities Series 2008 (Port Authority Revenue, Branch Banking & Trust LOC)	0.07	06/01/2036	3,500,000	3,500,000
Piedmont Triad NC Airport Authority Series 2008-A (Airport Authority Revenue, Branch Banking & Trust LOC)	0.05	07/01/2032	14,560,000	14,560,000

				83,420,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage National Tax-Free Money Market Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

North Dakota: 0.76%

Other Municipal Debt: 0.69%
Mercer County ND PCR Series 2009-1 (Miscellaneous Revenue)	0.25%	02/16/2012	$35,000,000	$35,000,000

Variable Rate Demand Note§: 0.07%
Richland County ND Recovery Zone Project Series 2010 C (IDR, CoBank ACB LOC)	0.09	11/01/2028	3,500,000	3,500,000

Ohio: 1.20%

Variable Rate Demand Notes§: 1.20%
Butler County OH Capital Funding Low Cost Capital Series 2005 A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.08	06/01/2035	2,390,000	2,390,000
Columbus OH Regional Airport Authority Municipal Pooled Financing Program Series 2004 A (Airport Revenue, U.S. Bank NA LOC)	0.08	01/01/2030	3,420,000	3,420,000
Lancaster OH Port Authority Gas Supply Series 2008 (Energy Revenue)	0.08	05/01/2038	27,050,000	27,050,000
Parma OH Community General Hospital Association Series 2006 A (Health Revenue, PNC Bank NA LOC)	0.06	11/01/2029	10,860,000	10,860,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.28	09/01/2015	2,810,000	2,810,308
Warren County OH Health Care Facilities Otterbein Homes Series 1998 B (Health Revenue, U.S. Bank NA LOC)	0.09	07/01/2023	14,430,000	14,430,000

				60,960,308

Oklahoma: 0.34%

Variable Rate Demand Notes§: 0.34%
Oklahoma State Municipal Power Authority PUTTER Series 1880 (Utilities Revenue, AGC-ICC, FGIC Insured)	0.18	01/01/2015	10,090,000	10,090,000
Oklahoma Turnpike Authority Series E (Transportation Revenue)	0.06	01/01/2028	7,400,000	7,400,000

				17,490,000

Oregon: 0.62%

Variable Rate Demand Notes§: 0.62%
Oregon State Veterans Welfare Series 84 (Tax Revenue)	0.06	06/01/2040	6,500,000	6,500,000
Oregon State Veterans Welfare Series 85 (Tax Revenue, U.S. Bank NA LOC)	0.05	06/01/2041	15,140,000	15,140,000
Oregon State Veterans Welfare Series 90-B (Tax Revenue)	0.06	12/01/2045	9,785,000	9,785,000

				31,425,000

Other: 1.84%

Variable Rate Demand Notes§: 1.84%
Clipper Tax-Exempt Certified Trust Series 2004-05 (Miscellaneous Revenue, FHLMC Insured)	0.13	05/01/2014	14,500,000	14,500,000
Clipper Tax-Exempt Certified Trust Series 2006-04 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.11	05/01/2013	4,420,000	4,420,000
PFOTER Series PPT-10011 (Miscellaneous Revenue, FHLMC Insured)	0.34	03/01/2040	74,700,000	74,700,000

				93,620,000

26	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Pennsylvania: 8.42%

Variable Rate Demand Notes§: 8.42%
Allegheny County PA Hospital Authority University of Pittsburg Medical Center Series 2010C Royal Bank of Canada Municipal Products Incorporated Trust Series E-29 (Health Revenue, Royal Bank of Canada LOC) 144A	0.08%	04/25/2014	$7,000,000	$7,000,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center PFOTER Series MT-633 (Health Revenue) 144A	0.27	02/01/2031	5,150,000	5,150,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Project Series 2007 B-2 (Health Revenue, Royal Bank of Canada LOC) 144A	0.08	04/15/2039	29,070,000	29,070,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Senior Community Incorporated Series 2003 (Health Revenue, FNMA Insured)	0.08	07/15/2028	8,605,000	8,605,000
Allegheny County PA IDA Longwood Oakmont Incorporated Series 2011 A (Health Revenue, PNC Bank NA LOC)	0.05	12/01/2041	14,100,000	14,100,000
Allegheny County PA IDA Watson Institute Friendship Academy Project Series 2010 (Education Revenue, PNC Bank NA LOC)	0.08	08/01/2040	3,750,000	3,750,000
Beaver County PA IDA Electric Company Project Series 2005 A (Utilities Revenue, Bank of Nova Scotia LOC)	0.07	11/01/2020	10,000,000	10,000,000
Beaver County PA IDA Metropolitan Edison Company Project Series 2005 A (Utilities Revenue, Bank of Nova Scotia LOC)	0.07	07/15/2021	10,000,000	10,000,000
Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2009 A-1 (Health Revenue) 144A	0.09	02/01/2012	14,665,000	14,665,000
Bethlehem PA Area School District Authority Project Series 2010 Royal Bank of Canada Municipal Products Incorporated Trust Series 2011 E-31 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.08	05/01/2014	6,000,000	6,000,000
Branch Banking & Trust Municipal Trust Floater Certificates Series 2004 (Tax Revenue, Branch Banking & Trust LOC)	0.09	01/04/2029	6,900,000	6,900,000
Butler County PA General Authority North Allegheny School District Project Series 2011 A (Miscellaneous Revenue, GO of District Insured)	0.08	11/01/2021	14,245,000	14,245,000
Butler County PA General Authority North Allegheny School District Project Series 2011 B (Miscellaneous Revenue, GO of District Insured)	0.08	11/01/2022	10,220,000	10,220,000
Central Bradford Progress Authority Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.08	12/01/2041	4,000,000	4,000,000
Chester County PA IDA Archdiocese of Philadelphia Series 2001 (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	07/01/2031	12,675,000	12,675,000
Emmaus PA General Authority Series 1989 D-27 (Miscellaneous Revenue, U.S. Bank NA LOC, State Aid Withholding Insured)	0.06	03/01/2024	4,100,000	4,100,000
Emmaus PA General Authority Series 1989 H-23 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.06	03/01/2024	6,400,000	6,400,000
Erie County PA Sewer Authority Series 2011 (Water & Sewer Revenue, AGM Insured)	0.13	12/01/2021	12,000,000	12,000,000
Geisinger Authority Pennsylvania Health System Series C (Health Revenue)	0.04	08/01/2028	7,810,000	7,810,000
Lehigh County PA General Purpose Authority St. Luke’s Hospital Bethlehem PFOTER (Health Revenue)	0.34	08/15/2042	18,140,000	18,140,000
Mercer County PA GO Series 2011 (Tax Revenue, AGM Insured)	0.13	10/01/2031	12,805,000	12,805,000
Montgomery County PA Higher Education & Health Authority William Penn Charter School Series 2001 (Education Revenue, PNC Bank NA LOC)	0.08	09/15/2031	4,830,000	4,830,000
Montgomery County PA IDA LaSalle College High School Series 2007 A (Education Revenue, PNC Bank NA LOC)	0.08	11/01/2037	5,000,000	5,000,000
Montgomery County PA IDA New Regional Medical Center PFOTER (Health Revenue, FHA Insured) 144A	0.14	08/01/2038	10,700,000	10,700,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage National Tax-Free Money Market Fund	27

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Montgomery County PA IDA ROC RR-II-R-11856 (Health Revenue, FHA Insured) 144A	0.09%	02/01/2018	$10,425,000	$10,425,000
Montgomery County PA Lower Merion School District GO Series 2009 A (Tax Revenue, State Street Bank & Trust Company LOC, State Aid Withholding Insured)	0.07	04/01/2027	7,480,000	7,480,000
North Pennsylvania Water Authority Series 2008 (Water & Sewer Revenue, U.S. Bank NA LOC)	0.08	11/01/2024	7,000,000	7,000,000
Pennsylvania EDFA Philadelphia Area Independent School Business Officers Association Financing Program LaSalle College High School Project Series 2000 J-1 (Education Revenue, PNC Bank NA LOC)	0.08	11/01/2030	1,225,000	1,225,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program University of Scranton Project Series 1999 E-3 (Education Revenue, PNC Bank NA LOC)	0.08	11/01/2014	5,200,000	5,200,000
Pennsylvania Housing Finance PUTTER Series PT-4653 (Housing Revenue) 144A	0.14	10/01/2039	13,725,000	13,725,000
Pennsylvania Housing Finance Agency Series 2004 (Miscellaneous Revenue, GO of Agency Insured)	0.06	01/01/2034	9,700,000	9,700,000
Pennsylvania State Public School Building Authority ROC RR-II-R-11396 (Lease Revenue, FSA State Aid Withholding Insured)	0.13	12/01/2023	6,100,000	6,100,000
Pennsylvania Turnpike Commission ROC RR-II-R-12259 (Transportation Revenue, BHAC-CR, AMBAC Insured) 144A	0.07	10/01/2013	41,065,000	41,065,000
Pennsylvania Turnpike Commission Series 2011 C-1 Royal Bank of Canada Municipal Products Incorporated Trust Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.08	12/01/2038	19,445,000	19,445,000
Pennsylvania University Project Series 2009 B (Education Revenue)	0.30	06/01/2031	6,450,000	6,450,000
Philadelphia PA Gas Works Series E (Energy Revenue, PNC Bank NA LOC)	0.06	08/01/2031	10,000,000	10,000,000
Philadelphia PA IDR Chestnut Hill Academy Series 2005 (Education Revenue, PNC Bank NA LOC)	0.08	12/01/2035	7,000,000	7,000,000
Philadelphia PA IDR Chestnut Hill Academy Series 2007 (Education Revenue, PNC Bank NA LOC)	0.08	12/01/2037	7,400,000	7,400,000
Quakertown PA General Authority Pooled Financing Program Series 1996 A (Health Revenue, PNC Bank NA LOC)	0.07	07/01/2026	5,165,000	5,165,000
Southeastern Pennsylvania Transportation Authority Series 2007 (Tax Revenue, PNC Bank NA LOC)	0.05	03/01/2022	22,940,000	22,940,000
Washington County PA Hospital Authority Monongahela Valley Hospital Project Series 2011 B (Health Revenue, PNC Bank NA LOC)	0.06	06/01/2041	3,390,000	3,390,000
Westmoreland County PA IDA Excela Health Project Series 2010 B (Health Revenue, PNC Bank NA LOC)	0.08	07/01/2030	5,300,000	5,300,000

				427,175,000

Puerto Rico: 1.81%

Variable Rate Demand Notes§: 1.81%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Floaters Series 2601 (Water & Sewer Revenue, Assured Guaranty Insured)	0.18	07/01/2047	9,000,000	9,000,000
Puerto Rico Commonwealth ROC RR-II-R-185 (Miscellaneous Revenue, FGIC Insured) 144A	0.08	07/01/2013	1,715,000	1,715,000
Puerto Rico HFA Series 2984 (Housing Revenue, HUD Loan Insured)	0.08	06/01/2012	7,480,000	7,480,000
Puerto Rico Sales Tax Corporate Financing Corporation ROC RR-II-R-11761 (Tax Revenue) 144A	0.08	12/01/2047	4,000,000	4,000,000
Puerto Rico Sales Tax Corporate Financing Corporation ROC RR-II-R-11779 (Tax Revenue) 144A	0.08	12/01/2047	4,700,000	4,700,000
Puerto Rico Sales Tax Corporate Financing Corporation ROC RR-II-R-11760 (Tax Revenue, Citibank NA Insured) 144A	0.08	12/01/2047	3,200,000	3,200,000

28	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Puerto Rico Sales Tax Financing Corporation Series 11829 (Tax Revenue, AGM Insured) 144A	0.20%	02/01/2034	$3,100,000	$3,100,000
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue)	0.18	08/01/2057	58,756,546	58,756,546

				91,951,546

Rhode Island: 0.06%

Other Municipal Debt: 0.06%
Rhode Island State & Providence Plantations GO TAN Fiscal Year 2012 (Miscellaneous Revenue)	2.00	06/29/2012	3,000,000	3,020,715

South Carolina: 0.94%

Other Municipal Debt: 0.46%
York County SC PCR Series 2000 B-1 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45	03/01/2012	12,000,000	9,000,000
York County SC PCR Series 2000 B-2 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45	03/01/2012	9,000,000	12,000,000
York County SC PCR Series 2000 B-3 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45	03/01/2012	2,500,000	2,500,000

				23,500,000

Variable Rate Demand Notes§: 0.48%
Piedmont Municipal Power Agency Series 2011 C (Utilities Revenue, TD Bank NA LOC)	0.05	01/01/2034	5,000,000	5,000,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC Insured)	0.08	06/01/2046	4,680,000	4,680,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (IDR, Branch Banking & Trust LOC)	0.07	11/01/2034	3,000,000	3,000,000
South Carolina Transportation Infrastructure Series 1283 (Miscellaneous Revenue, BHAC-CR, AMBAC Insured)	0.12	04/01/2012	11,600,000	11,600,000

				24,280,000

South Dakota: 0.31%

Variable Rate Demand Notes§: 0.31%
South Dakota Housing Development Authority Homeownership Mortgage Series 2009 A (Housing Revenue)	0.05	05/01/2039	4,730,000	4,730,000
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured)	0.09	02/15/2031	6,495,000	6,495,000
South Dakota State HEFA Sioux Valley Hospital & Health System Series 2004 B (Health Revenue, U.S. Bank NA LOC)	0.08	11/01/2034	4,630,000	4,630,000

				15,855,000

Tennessee: 1.57%

Other Municipal Debt: 0.07%
Sevier County TN Public Building Authority Public Projects Construction Interim Loan Project Series B-3 (Miscellaneous Revenue)	1.25	05/01/2012	3,500,000	3,505,132

Variable Rate Demand Notes§: 1.50%
Alcoa Maryville Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009 A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.07	06/01/2036	1,000,000	1,000,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage National Tax-Free Money Market Fund	29

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Blount County TN Public Building Authority GO Series E-5-B (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.07%	06/01/2042	$4,760,000	$4,760,000
Blount County TN Public Building Authority Local Government Public Import Series E-1-A (Miscellaneous Revenue, Branch Banking & Trust LOC, County Guaranty Insured)	0.07	06/01/2037	6,450,000	6,450,000
Clarksville TN Public Building Authority Metropolitan Government Nashville & Davidson County HEFA Lipscomb University Project Series 2009 (Education Revenue, FHLB LOC)	0.06	11/01/2028	12,400,000	12,400,000
Johnson City TN Health & Educational Facilities Health Alliance Series 2011 B (Health Revenue, PNC Bank NA LOC)	0.06	07/01/2033	6,665,000	6,665,000
Tennergy Corporation Tennessee PUTTER Gas Project Series 1258Q (Energy Revenue)	0.26	05/01/2016	20,445,000	20,445,000
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Miscellaneous Revenue)	0.13	12/01/2016	24,260,000	24,260,000

				75,980,000

Texas: 8.40%

Other Municipal Debt: 0.12%
San Antonio TX Water System Series A (Miscellaneous Revenue)	0.09	02/15/2012	6,000,000	6,000,000

Variable Rate Demand Notes§: 8.28%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC Insured)	0.08	09/01/2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredencksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured)	0.08	09/01/2036	12,335,000	12,335,000
Brazos County TX Health Facilities Development Corporation Franciscan Services PUTTER Series MT-636 (Health Revenue, NATL-RE Insured) 144A	0.34	01/01/2028	30,860,000	30,860,000
Clipper Tax-Exempt Certified Trust Series 2007-44 (Miscellaneous Revenue)	0.13	09/01/2014	28,780,000	28,780,000
Collin County TX Housing Finance Corporation Huntington Apartments Project Series 1996 (Housing Revenue, Northern Trust Company LOC)	0.08	12/01/2015	12,305,000	12,305,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificate Trust 2009-52 (Miscellaneous Revenue)	0.13	10/01/2018	15,000,000	15,000,000
Del Valle TX GO Independent School District Building PUTTER Series 1946 (Tax Revenue, Permanent School Fund Guaranteed)	0.11	08/15/2014	9,090,000	9,090,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured)	0.09	02/15/2032	5,090,000	5,090,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2004 A (Resource Recovery Revenue)	0.05	03/01/2023	21,100,000	21,100,000
Houston TX Utilities Systems Authority Series 2010-B (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	0.08	05/15/2034	25,000,000	25,000,000
Panhandle Texas Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.08	08/01/2041	7,500,000	7,500,000
Port Arthur TX Navigation District Environmental Facilities Various Refunding Motiva Enterprises LLC Project Series 2010 C (Resource Recovery Revenue)	0.06	04/01/2040	2,400,000	2,400,000
Port Arthur TX Navigation District Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.11	06/01/2041	45,000,000	45,000,000
Port Arthur TX Navigation District of Jefferson County Multi Mode ATOFINA Petrochemicals Incorporated Project Series 2003 C (IDR)	0.11	04/01/2027	2,000,000	2,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002 B (Resource Recovery Revenue)	0.09	07/01/2029	11,700,000	11,700,000

30	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Royal Bank of Canada Municipal Products Incorporated Trust Floater Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.08%	06/01/2032	$34,395,000	$34,395,000
Royal Bank of Canada Municipal Products Incorporated Trust Floater Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC) 144A	0.08	06/01/2027	6,000,000	6,000,000
Texas Department Housing & Community Affairs Costa Ibiza Apartments Series 2008 (Housing Revenue, FHLMC LOC, FHLMC Insured)	0.08	08/01/2041	13,550,000	13,550,000
Texas Municipal Gas Acquisition & Supply Corporation Morgan Stanley Floaters Series 2848 (Miscellaneous Revenue)	0.18	12/15/2026	92,000,000	92,000,000
Texas Municipal Gas Acquisition & Supply Corporation Morgan Stanley Floaters Series 2849 (Miscellaneous Revenue)	0.18	12/15/2026	11,578,947	11,578,947
Texas TAN JPMorgan PUTTER Series 3953 (Miscellaneous Revenue) 144A	0.08	08/30/2012	28,100,000	28,100,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Regional Health Care Center Project Series 1997-B (Health Revenue, Bank of America NA LOC)	0.13	07/01/2020	2,800,000	2,800,000

				420,583,947

Utah: 0.62%

Variable Rate Demand Notes§: 0.62%
PFOTER Series PPT-1008 Class A (Tax Revenue, FHLMC Insured)	0.34	01/01/2032	17,705,000	17,705,000
South Valley Sewer District Utah ROC RR-II-R-11919 (Water & Sewer Revenue, BHAC Insured) 144A	0.08	07/01/2016	3,990,000	3,990,000
West Jordan Utah Multi-Family Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC Insured)	0.07	12/01/2034	9,675,000	9,675,000

				31,370,000

Vermont: 1.32%

Variable Rate Demand Notes§: 1.32%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008 A (Health Revenue, TD Bank NA LOC)	0.06	10/01/2028	2,065,000	2,065,000
Vermont Educational & Health Buildings Financing Agency Fletcher Allen Health Care Project Series 2008 A (Health Revenue, TD Bank NA LOC)	0.07	12/01/2030	21,690,000	21,690,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008 A (Education Revenue, TD Bank NA LOC)	0.06	07/01/2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007 A (Health Revenue, TD Bank NA LOC)	0.06	10/01/2034	10,025,000	10,025,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004 A (Health Revenue, TD Bank NA LOC)	0.06	10/01/2029	1,975,000	1,975,000
Vermont Educational & Health Buildings Financing Agency Various Norwich University Project Series 2008 (Education Revenue, TD Bank NA LOC)	0.04	09/01/2038	28,255,000	28,255,000

				67,150,000

Virginia: 1.20%

Variable Rate Demand Notes§: 1.20%
Arlington County VA IDA Refunding MFHR Woodbury Park Apartments Project Series 2005 A (Housing Revenue, FHLMC Insured)	0.08	03/01/2035	800,000	800,000
Fairfax County VA IDA Inova Health System Project Series 2010 A-17 (Miscellaneous Revenue)(i)	0.20	05/15/2039	5,000,000	5,000,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage National Tax-Free Money Market Fund	31

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.07%	12/01/2033	$3,950,000	$3,950,000
Fauquier County VA IDR Wakefield School Incorporated Series 2008 (Miscellaneous Revenue, PNC Bank NA LOC)	0.05	04/01/2038	9,425,000	9,425,000
James City County VA IDA Chambrel Williamsburg Project Series 2002 (Housing Revenue, FNMA Insured)	0.08	11/15/2032	12,715,000	12,715,000
Montgomery County VA IDA Series 2009 A (Education Revenue)	0.09	02/01/2039	11,380,000	11,380,000
Norfolk VA EDA Sentara Healthcare Series 2010 B (Health Revenue)(i)	0.20	11/01/2034	5,000,000	5,000,000
Smyth County VA IDA Health Alliance Series 2011 D (Health Revenue, Mizuho Corporate Bank LOC)	0.06	07/01/2031	12,675,000	12,675,000
Virginia Commonwealth University Health System Authority Series 2008 A (Health Revenue, Branch Banking & Trust LOC)	0.04	07/01/2037	110,000	110,000

				61,055,000

Washington: 1.10%

Variable Rate Demand Notes§: 1.10%
Everett WA Limited Tax GO Series 2001 (Tax Revenue, Bank of America Corporation LOC)	0.07	12/01/2021	10,600,000	10,600,000
King County WA Housing Authority Series 2005 A (Housing Revenue, FHLMC Insured)	0.06	07/01/2035	5,200,000	5,200,000
King County WA Public Hospital District Limited Tax GO ROC RR-II-R-11412 (Tax Revenue, Assured Guaranty Insured)	0.20	12/01/2015	6,930,000	6,930,000
King County WA Sewer Morgan Stanley Floater Series 3090 (Water & Sewer Revenue, FSA Insured) 144A	0.13	01/01/2039	9,400,000	9,400,000
Seattle WA Water & Sewer Systems Eclipse Funding Trust Series 2006-0002 (Water & Sewer Revenue, U.S. Bank NA LOC)	0.07	09/01/2029	6,655,000	6,655,000
Washington State HCFR Fred Hutchinson Cancer Research Center Series 2011 C (Miscellaneous Revenue, Bank of America NA LOC)	0.08	01/01/2041	7,190,000	7,190,000
Washington State Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC Insured)	0.09	07/01/2044	4,250,000	4,250,000
Washington State Housing Finance Commission Nonprofit Revenue Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.07	06/01/2032	5,775,000	5,775,000

				56,000,000

West Virginia: 0.50%

Variable Rate Demand Notes§: 0.50%
Kanawha County WV Kroger Company Series 2004-B (IDR, U.S. Bank NA LOC)	0.15	04/01/2013	6,850,000	6,850,000
Weirton WV Municipal Hospital Building Commission Weirton Medical Center Incorporated Series 2001-B (Health Revenue, PNC Bank NA LOC)	0.08	12/01/2031	8,885,000	8,885,000
West Virginia State Hospital Finance Authority Cabell Hospital Incorporated Series 2008 A (Health Revenue, Branch Banking & Trust LOC)	0.07	01/01/2034	9,720,000	9,720,000

				25,455,000

Wisconsin: 4.13%

Other Municipal Debt: 0.67%
Wisconsin State HEFA Aurora Health Care Incorporated Series 2008 B (Health Revenue)	0.20	07/05/2012	34,000,000	34,000,000

32	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§: 3.46%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (IDR, CoBank ACB LOC)	0.08%	05/01/2037	$30,000,000	$30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010 B (IDR, Associated Bank NA LOC)	0.10	01/01/2027	3,435,000	3,435,000
Milwaukee WI RDA University of Wisconsin Kenilworth Project Series 2005 (Education Revenue, U.S. Bank NA LOC)	0.08	09/01/2040	7,550,000	7,550,000
Oneida Tribe of Indians of Wisconsin Health Facilities Series 2001 (Health Revenue, Bank of America NA LOC)	0.25	07/01/2016	6,380,000	6,380,000
Public Finance Authority Wisconsin Midwestern Disaster Area Program Series 2011 (IDR, Farm Credit Services LOC)	0.07	09/01/2036	5,000,000	5,000,000
Wisconsin HEFA Ministry Healthcare Incorporated Project Series B (Health Revenue)	0.07	08/01/2022	15,485,000	15,485,000
Wisconsin HEFA St. Camillus Health Center Project Series 2005 (Health Revenue, U.S. Bank NA LOC)	0.08	02/01/2035	2,275,000	2,275,000
Wisconsin Housing & EDA Series 2011 A (Housing Revenue)	0.10	09/01/2043	9,100,000	9,100,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR, AMBAC Insured)	0.12	07/01/2013	19,220,000	19,220,000
Wisconsin State Clipper Tax-Exempt Certificate Trust Series 1 2009-36 (Miscellaneous Revenue)	0.13	05/01/2020	26,755,000	26,755,000
Wisconsin State Clipper Tax-Exempt Certificate Trust Series 1 2009-6 (Miscellaneous Revenue)	0.13	05/01/2013	25,000,000	25,000,000
Wisconsin State HEFA Hess Memorial Hospital Incorporated Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.08	05/01/2024	11,390,000	11,390,000
Wisconsin State HEFA Meriter Retirement Services Series B (Health Revenue, U.S. Bank NA LOC)	0.09	03/01/2038	6,150,000	6,150,000
Wisconsin State Housing & EDA Series 2012 B (Miscellaneous Revenue)	0.08	05/01/2055	8,000,000	8,000,000

				175,740,000

Wyoming: 0.31%

Variable Rate Demand Notes§: 0.31%
Wyoming CDA Series 2001 A (Housing Revenue)	0.25	12/01/2035	9,545,000	9,545,000
Wyoming CDA Series 2003 B (Housing Revenue)	0.25	12/01/2033	2,300,000	2,300,000
Wyoming Student Loan Corporation Series A-3 (Education Revenue, Royal Bank of Canada LOC)	0.07	12/01/2043	3,850,000	3,850,000

				15,695,000

Total Municipal Bonds and Notes (Cost $5,079,184,688)				5,079,184,688

Total Investments in Securities
(Cost $5,079,184,688)*	100.06%	5,079,184,688
Other Assets and Liabilities, Net	(0.06)	(2,928,500)

Total Net Assets	100.00%	$5,076,256,188

§	These securities are subject to a demand feature which reduces the effective maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012	Wells Fargo Advantage National Tax-Free Money Market Fund	33

Assets
Investments in unaffiliated securities, at amortized cost	$5,079,184,688
Cash	41,508
Receivable for investments sold	4,955,000
Receivable for Fund shares sold	24,299
Receivable for interest	727,987
Receivable from adviser	959,289
Prepaid expenses and other assets	95,664

Total assets	5,085,988,435

Liabilities
Dividends payable	22,265
Payable for investments purchased	7,700,444
Payable for Fund shares redeemed	466,536
Distribution fees payable	169,460
Due to other related parties	699,135
Accrued expenses and other liabilities	674,407

Total liabilities	9,732,247

Total net assets	$5,076,256,188

NET ASSETS CONSIST OF
Paid-in capital	$5,076,059,962
Undistributed net investment income	18
Accumulated net realized gains on investments	196,208

Total net assets	$5,076,256,188

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$518,948,921
Shares outstanding – Class A	518,876,791
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$281,127,509
Shares outstanding – Administrator Class	281,098,627
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$3,036,274,526
Shares outstanding – Institutional Class	3,036,027,482
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$673,404,534
Shares outstanding – Service Class	673,356,386
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$566,500,698
Shares outstanding – Sweep Class	566,493,116
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage National Tax-Free Money Market Fund	Statement of Operations—Year Ended January 31, 2012

Investment income
Interest	$8,866,629

Expenses
Advisory fee	4,708,928
Administration fees
Fund level	2,351,687
Class A	1,599,288
Administrator Class	313,397
Institutional Class	2,162,286
Service Class	760,838
Sweep Class	729,721
Shareholder servicing fees
Class A	1,749,423
Administrator Class	308,294
Service Class	1,572,863
Sweep Class	829,228
Distribution fees
Sweep Class	1,160,919
Custody and accounting fees	241,578
Professional fees	36,062
Registration fees	10,356
Shareholder report expenses	63,386
Trustees’ fees and expenses	10,578
Other fees and expenses	114,498

Total expenses	18,723,330
Less: Fee waivers and/or expense reimbursements	(10,954,818)

Net expenses	7,768,512

Net investment income	1,098,117

Net realized gains on investments	548,316

Net increase in net assets resulting from operations	$1,646,433

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage National Tax-Free Money Market Fund	35

	Year Ended January 31, 2012		Year Ended January 31, 2011[1]			Year Ended February 28, 2010

Operations
Net investment income		$1,098,117		$3,147,350			$9,561,850
Net realized gains on investments		548,316		133,587			329,201

Net increase in net assets resulting from operations		1,646,433		3,280,937			9,891,051

Distributions to shareholders from
Net investment income
Class A		(72,688)		(89,245)			(556,154)
Administrator Class		(31,557)		(135,401)			(910,229)
Institutional Class		(897,306)		(2,832,178)			(6,501,763)
Service Class		(63,398)		(90,345)			(1,593,687)
Sweep Class		(33,168)		(178)[2]			N/A
Net realized gains
Class A		(49,111)		(22,813)			(84,941)
Administrator Class		(24,818)		(8,587)			(38,014)
Institutional Class		(211,146)		(65,322)			(169,665)
Service Class		(59,138)		(21,744)			(90,859)
Sweep Class		(47,043)		(262	) [2]		N/A

Total distributions to shareholders		(1,489,373)		(3,266,075)			(9,945,312)

Capital share transactions	Shares		Shares			Shares
Proceeds from shares sold
Class A	1,289,900,552	1,289,900,552	1,395,771,868	1,395,771,868		1,205,818,801	1,205,818,801
Administrator Class	192,875,256	192,875,256	296,173,817	296,173,817		470,840,097	470,840,097
Institutional Class	12,035,015,509	12,035,015,509	12,910,627,926	12,910,627,926		8,019,262,600	8,019,262,600
Service Class	1,112,744,849	1,112,744,849	1,294,037,180	1,294,037,180		1,614,119,092	1,614,119,092
Sweep Class	1,722,795,827	1,722,795,827	14,993,156 [2]	14,993,156	[2]	N/A	N/A

		16,353,331,993		15,911,603,947			11,310,040.590

Reinvestment of distributions
Class A	120,235	120,235	110,580	110,580		644,234	644,234
Administrator Class	50,360	50,360	127,177	127,177		916,869	916,869
Institutional Class	335,925	335,925	1,410,010	1,410,010		3,701,725	3,701,725
Service Class	17,019	17,019	13,322	13,322		248,690	248,690
Sweep Class	80,211	80,211	440 [2]	440	[2]	N/A	N/A

		603,750		1,661,529			5,511,518

Payment for shares redeemed
Class A	(1,717,015,064)	(1,717,015,064)	(1,468,465,692)	(1,468,465,692)		(1,756,338,646)	(1,756,338,646)
Administrator Class	(273,543,487)	(273,543,487)	(354,495,225)	(354,495,225)		(569,314,030)	(569,314,030)
Institutional Class	(11,887,717,946)	(11,887,717,946)	(12,180,378,396)	(12,180,378,396)		(8,355,250,035)	(8,355,250,035)
Service Class	(1,091,356,421)	(1,091,356,421)	(1,697,327,637)	(1,697,327,637)		(2,433,961,093)	(2,433,961,093)
Sweep Class	(1,161,374,500)	(1,161,374,500)	(10,002,018)[2]	(10,002,018)[2]		N/A	N/A

		(16,131,007,418)		(15,710,668,968)			(13,114,863,804)

Net asset value of shares issued in acquisition
Institutional Class	0	0	107,938,955	107,942,643		0	0

Net increase (decrease) in net assets resulting from capital share transactions		222,928,325		310,539,151			(1,799,311,696)

Total increase (decrease) in net assets		223,085,385		310,554,013			(1,799,365,957)

Net assets
Beginning of period		4,853,170,803		4,542,616,790			6,341,982,747

End of period		$5,076,256,188		$4,853,170,803			$4,542,616,790

Undistributed net investment income		$18		$18			$15

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Class A	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.03
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.03)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.05%	1.32%	2.91%	2.92%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.61%	0.67%	0.67%	0.65%	0.65%
Net expenses	0.19%	0.32%	0.46%	0.67%	0.65%	0.65%
Net investment income	0.01%	0.01%	0.05%	1.27%	2.86%	2.89%
Supplemental data
Net assets, end of period (000’s omitted)	$518,949	$945,917	$1,018,470	$1,568,362	$1,562,483	$1,164,801

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	37

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Administrator Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)	(0.03)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.04%	0.18%	1.68%	3.27%	3.28%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.40%	0.40%	0.38%	0.38%
Net expenses	0.18%	0.29%	0.31%	0.32%	0.30%	0.30%
Net investment income	0.01%	0.04%	0.18%	1.63%	3.24%	3.23%
Supplemental data
Net assets, end of period (000’s omitted)	$281,128	$361,735	$419,954	$517,520	$517,666	$541,840

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Institutional Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)	(0.03)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.04%	0.12%	0.27%	1.78%	3.37%	3.39%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.25%	0.29%	0.28%	0.26%	0.26%
Net expenses	0.16%	0.20%	0.23%	0.22%	0.20%	0.20%
Net investment income	0.03%	0.13%	0.28%	1.77%	3.31%	3.35%
Supplemental data
Net assets, end of period (000’s omitted)	$3,036,275	$2,888,542	$2,048,774	$2,381,083	$1,403,838	$1,146,902

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	39

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Service Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.03
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.03)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.10%	1.52%	3.12%	3.13%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.58%	0.57%	0.55%	0.55%
Net expenses	0.18%	0.32%	0.40%	0.47%	0.45%	0.45%
Net investment income	0.01%	0.01%	0.12%	1.47%	3.07%	3.09%
Supplemental data
Net assets, end of period (000’s omitted)	$673,405	$651,984	$1,055,420	$1,875,018	$1,674,047	$1,303,728

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,
Sweep Class	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%
Net expenses	0.14%	0.32%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$566,501	$4,992

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Wells Fargo Advantage National Tax-Free Money Market Fund	41

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends

42	Wells Fargo Advantage National Tax-Free Money Market Fund	Notes to Financial Statements

are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

Notes to Financial Statements	Wells Fargo Advantage National Tax-Free Money Market Fund	43

annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A and Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class and 1.05% for Sweep Class.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITION

After the close of business on November 5, 2010, the Fund acquired the net assets of Wells Fargo Advantage National Tax-Free Money Market Trust. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Existing shareholders of Wells Fargo Advantage National Tax-Free Money Market Trust received Institutional Class shares of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage National Tax-Free Money Market Trust for 107,938,955 shares of the Fund valued at $107,942,643 at an exchange ratio of 1.00 for Institutional Class shares. The investment portfolio of Wells Fargo Advantage National Tax-Free Money Market Trust with a fair value of $107,514,791 and amortized cost of $107,514,791 at November 5, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage National Tax-Free Money Market Trust and the Fund immediately prior to the acquisition were $107,942,643 and $4,602,060,727, respectively. The aggregate net assets of the Fund immediately after the acquisition were $4,710,003,370. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage National Tax-Free Money Market Trust was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$3,264,021
Net realized gains on investments	$131,645
Net increase in net assets resulting from operations	$3,395,666

44	Wells Fargo Advantage National Tax-Free Money Market Fund	Notes to Financial Statements

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the following periods were as follows:

	Year Ended January 31,		Year Ended February 28, 2010
	2012	2011*
Ordinary Income	$354,747	$66,836	$211,556
Exempt-Interest Income	1,097,787	3,147,347	9,560,333
Long-term Capital Gain	36,839	51,892	173,423

*	For the eleven months ended January 31, 2011. The Fund changed its fiscal year from February 28 to January 31, effective January 31, 2011.

As of January 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Tax-Exempt income
$196,208	$22,286

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Report of Independent Registered Public Accounting Firm	Wells Fargo Advantage National Tax-Free Money Market Fund	45

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage National Tax-Free Money Market Fund as of January 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2012

46	Wells Fargo Advantage National Tax-Free Money Market Fund	Other Information (Unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $36,839 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2012.

Pursuant to Section 871 of the Internal Revenue Code, $330 has been designated as interest-related dividends for nonresident alien shareholders.

Pursuant to Section 871 of the Internal Revenue Code, $354,416 has been designated as short-term capital gain dividends for nonresident alien shareholders.

Pursuant to Section 852 of the Internal Revenue Code, 99.97% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2012.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	47

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

48	Wells Fargo Advantage National Tax-Free Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

List of Abbreviations	Wells Fargo Advantage National Tax-Free Money Market Fund	49

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207940 03-12 A309/AR309 1-12

Wells Fargo Advantage

Prime Investment Money Market Fund

Annual Report

January 31, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2025 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2030 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2035 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2040 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2045 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2050 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2055 Fund†
Moderate Balanced Fund	Target 2015 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2020 Fund†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Prime Investment Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage Prime Investment Money Market Fund for the 12-month period that ended January 31, 2012.

For the entire 12-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s 12-month total return figures mask the uneven path that the financial markets traced since last spring as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified1, high-quality investment strategy that is focused on liquidity and capital preservation. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

The U.S. Bureau of Economic Analysis (BEA) reported that U.S. gross domestic product (GDP) grew at a mere 0.4% in the first quarter 2011 and 1.3% in the second quarter. GDP growth accelerated during the second half of the year, reaching a reported annual growth rate of 1.8% in the third quarter, which reignited hopes for a sustainable economic recovery. Those hopes were buoyed further by the advanced estimate of fourth quarter GDP, which showed growth accelerated to a 2.8% annual rate. While few leading economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum over the past year.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better in the latter half of the year: initial unemployment claims have eased in recent months, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.3% as of January 2012—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2014.

Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter. Yet, “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Prime Investment Money Market Fund	3

With inflation appearing to be in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late-2014 following the FOMC meeting on January 25, 2012. Additionally, in September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that was designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six months of the year.

Early on in the period, the market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. Investors not only worried that the U.S. might be on the brink of recession, but also that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by disagreement among legislators about raising the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire 12-month period, the Barclays Capital U.S. Aggregate Bond Index2, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index3 added 8.66% and 10.31%, respectively. By comparison, the Barclays Capital Municipal Bond Index4 gained 14.10% during the same period.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. We believe that for many investors, we believe simply building and maintaining a well-diversified investment plan focused on clear financial objectives is the best long-term strategy.

Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4	Wells Fargo Advantage Prime Investment Money Market Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Money Market Overview	Wells Fargo Advantage Prime Investment Money Market Fund	5

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2012.

Overview

If one term could be used to describe the prime money markets over the past 12 months, it would be “fear of contagion.” During the first half of the year, the markets were relatively untouched by the situation in Greece. The largest eurozone countries—Spain, Italy, Germany, and France—enjoyed access to the capital markets on all economic levels despite growing negative publicity. Although Greece sporadically shocked the markets with its ongoing struggle to balance social policy, funding needs, and austerity measures, the U.S. money markets remained relatively unaffected; this was primarily based on the perception that Greece posed little immediate risk in the money market funds space. The benchmark three-month LIBOR (London Interbank Offered Rate) started the period at 0.24% on January 31, 2011, and sank to its low of 0.18% on June 15, 2011, reflecting a very liquid funding market. However, at mid-year, this all changed.

In June, Fitch Ratings published a report highlighting prime money market funds’ exposure to European credits. Not only did the report neglect to emphasize that overall levels of exposures were not very different from previous years, it also did not comment on the beneficial effects of diversification among individual credits, countries, and regions; instead, it lumped all exposures into one bucket and sounded the alarm that Fitch believed money market funds were at risk for losses based on these issuers’ indirect exposure to Greece. As a result, the liquidity of short-term funding markets began to dry up. This trend accelerated in the fourth quarter of 2011, as the rating agencies began to contemplate the idea that the relative strength of countries’ banks might be affected by the credit quality of the respective sovereign entity. As a result, a number of eurozone countries and their banks were placed on credit watch negative and were subsequently downgraded during December. Stress in the funding markets for all European credits continued to mount, with the three-month LIBOR climbing 0.34% from its low on June 15, 2011, to a high of 0.52% on January 5, 2012. It was only after the introduction of the European Central Bank’s three-year Long-Term Refinancing Operation (LTRO) in late December that liquidity concerns eased and a handful of money market funds re-entered the European funding markets.

Against this backdrop, prime money market fund shareholders, in general, voted with their feet and exited the space, primarily to invest in the relative safety of government money market funds. From January 31, 2011 to January 31, 2012, the assets of all prime money market funds declined 8.5%, to $1.4 trillion, while those of government money market funds increased by 16.6%, from $755 billion to $881 billion. At the same time, the total supply of prime money market instruments declined 14.7%, or $291 billion; the bulk of that was driven by declines in negotiable certificates of deposit, as one would expect with the wholesale exit from European funding; in comparison, secured and unsecured commercial paper decreased by only 8.4%, or $89 billion.

Normally one would expect this activity to lead to rising rates on all money market eligible securities. However, unlike past cycles, during this cycle, rising LIBOR has not necessarily translated to higher rates on these instruments. As headline risk made European credits less attractive, the rotation out of European sectors into alternative sectors—such as Canadian, Australian, Japanese, and industrial credits—has increased demand for those securities and has driven down rates, resulting in a bifurcated market based largely on geography.

Strategic outlook

As we look to the next fiscal year, many uncertainties remain for the money market industry. Regulators continue to discuss the potential for further tightening of standards and practices for money market funds beyond those already implemented.

Despite the soothing effects of the LTRO, the situation within the eurozone—and Greece, in particular—still has not been resolved, and until a resolution is reached, there continues to be some likelihood that ongoing uncertainty may cause increasing stress on European funding markets. Greece is again coming to the table to renegotiate previous bailouts, asking for new money, and attempting to once again increase haircuts that existing bondholders should take on a negotiated bailout. The talks they are engaged in are once again described as Greece being on “the razor’s edge”; the difference this time for the short-term funding markets is that reaction has been relatively muted. We interpreted the market’s reaction as a sign that the market may have accepted that there will be an orderly Greek default and that the credit markets have already absorbed the bad news.

6	Wells Fargo Advantage Prime Investment Money Market Fund	Money Market Overview

If this has a familiar ring, it is because we faced a similar situation at the beginning of the past 12-month period. However, because we have managed our funds with relatively short weighted average maturities and a high degree of liquidity, we have been able to not only quickly adapt to a fluid situation but also meet our shareholders’ liquidity requirements and change the funds’ risk profiles to adapt to changing risk tolerances. As we move forward this year, we do not anticipate making any changes to our fundamental goals of managing to safety of principal and liquidity because we believe the risks are clearly asymmetrically skewed to the downside in credit and to the upside in interest rates. This suggests that we maintain our strategy of seeking relatively high-quality investments with relatively short weighted average maturities and continue carrying a relatively high degree of liquidity.

Performance Highlights (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	7

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

September 2, 1998

PORTFOLIO COMPOSITION[1] (AS OF JANUARY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JANUARY 31, 2012)
26 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JANUARY 31, 2012)
36 Days

1.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. The calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but unlike the calculation of WAM, does not allow shortening of the maturities of certain securities with periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

8	Wells Fargo Advantage Prime Investment Money Market Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JANUARY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Institutional Class (PIIXX)	07/28/2003	0.02	0.05	1.60	1.96	0.24%	0.20%
Service Class (NWRXX)	09/02/1998	0.01	0.01	1.38	1.73	0.53%	0.53%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JANUARY 31, 2012)	Institutional Class	Service Class
7-Day Current Yield	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

5.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.20% for Institutional Class, and 0.55% for Service Class. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.04)%, and (0.33)% for Institutional Class and Service Class, respectively.

Fund Expenses (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	9

As a shareholder of the Fund, you incur ongoing costs, including management fees; shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio

Institutional Class
Actual	$1,000.00	$1,000.18	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,000.08	$1.11	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

10	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Certificates of Deposit: 14.88%
Banco Del Estado De Chile	0.27%	02/03/2012	$9,000,000	$9,000,000
Bank of Montreal	0.09	02/03/2012	19,000,000	19,000,000
Bank of Montreal	0.12	02/16/2012	50,000,000	50,000,000
Bank of Montreal	0.23	02/29/2012	17,000,000	17,000,000
Bank of Nova Scotia	0.29	02/01/2012	9,000,000	9,000,000
Bank of Nova Scotia	0.74	06/11/2012	2,000,000	2,001,544
Bank of Nova Scotia (Houston)	0.31	02/03/2012	5,000,000	5,000,000
Bank of Tokyo Mitsubishi LLC	0.14	02/06/2012	30,000,000	30,000,000
Bank of Tokyo Mitsubishi LLC	0.40	02/13/2012	40,000,000	40,002,181
Barclays Bank plc (New York)±	0.69	04/16/2012	6,000,000	6,000,000
Credit Suisse (New York)±	0.58	03/01/2012	6,000,000	5,999,772
Mitsubishi Trust & Banking Corporation	0.20	02/10/2012	6,000,000	6,000,000
Mizuho Corporate Bank Limited	0.14	02/02/2012	46,000,000	46,000,000
National Australia Bank Limited	0.37	03/06/2012	26,000,000	26,000,123
National Australia Bank Limited	0.38	03/05/2012	5,000,000	5,000,365
National Australia Bank Limited (New York)±	0.43	04/18/2012	12,000,000	12,000,000
National Bank of Canada	0.10	02/15/2012	11,000,000	11,000,000
National Bank of Kuwait	0.17	02/01/2012	16,000,000	16,000,000
Nordea Bank plc	0.94	09/13/2012	10,000,000	10,006,327
Norinchukin Bank	0.18	02/03/2012	28,000,000	28,000,000
Norinchukin Bank	0.18	02/07/2012	35,000,000	35,000,000
Rabobank Nederland NV±	0.37	04/24/2012	20,000,000	19,999,769
Royal Bank of Canada±	0.69	12/17/2012	14,000,000	14,000,000
Sumitomo Trust & Banking Corporation	0.14	02/01/2012	20,000,000	20,000,000
Toronto-Dominion Bank	0.10	03/09/2012	10,000,000	10,000,000
Toronto-Dominion Bank	0.18	04/04/2012	19,000,000	19,000,000
Toronto-Dominion Bank	0.21	05/04/2012	8,000,000	8,000,000
Union Bank of California	0.10	02/01/2012	95,000,000	95,000,000
Westpac Banking Corporation±	0.60	04/04/2012	1,000,000	1,000,631

Total Certificates of Deposit (Cost $575,010,712)				575,010,712

Commercial Paper: 41.68%

Asset-Backed Commercial Paper: 23.16%
CAFCO LLC 144A(z)	0.29	05/02/2012	8,000,000	7,994,136
CAFCO LLC 144A(z)	0.32	02/08/2012	2,000,000	1,999,860
CAFCO LLC 144A(z)	0.35	02/15/2012	24,000,000	23,996,119
Chariot Funding LLC 144A(z)	0.12	02/13/2012	11,000,000	10,999,523
Chariot Funding LLC 144A(z)	0.12	02/15/2012	18,000,000	17,999,090
Chariot Funding LLC 144A(z)	0.15	02/06/2012	18,000,000	17,999,550
Chariot Funding LLC 144A(z)	0.17	02/22/2012	18,000,000	17,998,110
Chariot Funding LLC 144A(z)	0.18	04/16/2012	4,000,000	3,998,500
Charta LLC 144A(z)	0.18	02/02/2012	5,000,000	4,999,950
Charta LLC 144A(z)	0.29	04/20/2012	12,000,000	11,992,363
Charta LLC 144A(z)	0.30	02/06/2012	6,000,000	5,999,700
Charta LLC 144A(z)	0.32	02/09/2012	7,000,000	6,999,440
Ciesco LLC 144A(z)	0.18	02/02/2012	4,000,000	3,999,960
Ciesco LLC 144A(z)	0.30	02/06/2012	23,000,000	22,998,850
Ciesco LLC 144A(z)	0.32	02/09/2012	8,000,000	7,999,360
Ciesco LLC 144A(z)	0.34	02/14/2012	5,000,000	4,999,332
CRC Funding LLC 144A(z)	0.24	02/03/2012	15,000,000	14,999,700

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Prime Investment Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
CRC Funding LLC 144A(z)	0.29%	04/26/2012	$5,300,000	$5,296,371
CRC Funding LLC 144A(z)	0.31	02/07/2012	12,000,000	11,999,280
CRC Funding LLC 144A(z)	0.33	02/14/2012	10,000,000	9,998,700
CRC Funding LLC 144A(z)	0.39	02/15/2012	12,000,000	11,998,176
Fairway Finance Corporation 144A(z)	0.07	02/02/2012	2,000,000	1,999,992
Fairway Finance Corporation 144A(z)	0.15	03/26/2012	4,000,000	3,999,100
Fairway Finance Corporation 144A(z)	0.21	02/14/2012	1,000,000	999,917
Fairway Finance Corporation 144A(z)	0.21	03/05/2012	3,000,000	2,999,395
Fairway Finance Corporation 144A(z)	0.21	03/07/2012	10,000,000	9,997,861
Gotham Funding Corporation 144A(z)	0.12	02/03/2012	10,000,000	9,999,903
Gotham Funding Corporation 144A(z)	0.15	02/10/2012	5,000,000	4,999,788
Gotham Funding Corporation 144A(z)	0.17	02/23/2012	13,000,000	12,998,570
Gotham Funding Corporation 144A(z)	0.17	02/24/2012	14,000,000	13,998,390
Gotham Funding Corporation 144A(z)	0.17	03/01/2012	9,000,000	8,998,695
Gotham Funding Corporation 144A(z)	0.18	02/17/2012	5,000,000	4,999,578
Govco LLC 144A(z)	0.19	02/02/2012	10,000,000	9,999,897
Govco LLC 144A(z)	0.30	03/22/2012	4,000,000	3,998,278
Govco LLC 144A(z)	0.30	03/23/2012	4,000,000	3,998,243
Govco LLC 144A(z)	0.30	04/19/2012	19,000,000	18,987,650
Govco LLC 144A(z)	0.30	04/23/2012	3,000,000	2,997,950
Govco LLC 144A(z)	0.30	04/27/2012	6,000,000	5,995,700
Govco LLC 144A(z)	0.30	04/30/2012	20,000,000	19,985,167
Govco LLC 144A(z)	0.31	02/07/2012	23,000,000	22,998,620
Govco LLC 144A(z)	0.32	03/27/2012	5,000,000	4,997,479
Govco LLC 144A(z)	0.32	03/28/2012	3,000,000	2,998,460
Jupiter Securitization Company LLC 144A(z)	0.12	02/13/2012	11,000,000	10,999,523
Jupiter Securitization Company LLC 144A(z)	0.17	02/22/2012	15,000,000	14,998,425
Jupiter Securitization Company LLC 144A(z)	0.17	02/28/2012	15,000,000	14,997,975
Liberty Funding LLC 144A(z)	0.00	02/01/2012	14,000,000	14,000,000
Liberty Funding LLC 144A(z)	0.12	02/02/2012	4,000,000	3,999,973
Liberty Funding LLC 144A(z)	0.13	02/16/2012	11,000,000	10,999,358
Liberty Funding LLC 144A(z)	0.18	03/19/2012	20,000,000	19,995,300
Liberty Funding LLC 144A(z)	0.18	03/20/2012	4,000,000	3,999,040
MetLife Short Term Funding 144A(z)	0.18	03/13/2012	7,000,000	6,998,565
MetLife Short Term Funding 144A(z)	0.18	03/21/2012	5,000,000	4,998,775
MetLife Short Term Funding 144A(z)	0.19	02/27/2012	17,000,000	16,997,184
MetLife Short Term Funding 144A(z)	0.20	02/13/2012	8,000,000	7,999,413
MetLife Short Term Funding 144A(z)	0.20	02/14/2012	3,000,000	2,999,762
MetLife Short Term Funding 144A(z)	0.21	02/15/2012	3,000,000	2,999,732
MetLife Short Term Funding 144A(z)	0.21	04/11/2012	8,000,000	7,996,733
MetLife Short Term Funding 144A(z)	0.32	03/20/2012	8,000,000	7,996,480
MetLife Short Term Funding 144A(z)	0.32	03/26/2012	2,000,000	1,999,010
Old Line Funding LLC 144A(z)	0.20	02/10/2012	8,000,000	7,999,560
Old Line Funding LLC 144A(z)	0.20	02/13/2012	5,000,000	4,999,633
Old Line Funding LLC 144A(z)	0.21	02/21/2012	6,000,000	5,999,267
Old Line Funding LLC 144A(z)	0.21	02/22/2012	5,000,000	4,999,358
Old Line Funding LLC 144A(z)	0.21	02/23/2012	10,000,000	9,998,656
Old Line Funding LLC 144A(z)	0.21	02/24/2012	17,000,000	16,997,610
Old Line Funding LLC 144A(z)	0.21	04/10/2012	2,000,000	1,999,195
Old Line Funding LLC 144A(z)	0.22	03/27/2012	5,000,000	4,998,319
Old Line Funding LLC 144A(z)	0.22	04/02/2012	8,000,000	7,997,018

12	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Old Line Funding LLC 144A(z)	0.24%	03/20/2012	$5,000,000	$4,998,400
Straight-A Funding LLC 144A(z)	0.18	03/05/2012	20,000,000	19,996,517
Straight-A Funding LLC 144A(z)	0.19	03/26/2012	15,000,000	14,995,725
Straight-A Funding LLC 144A(z)	0.19	03/28/2012	15,000,000	14,995,567
Straight-A Funding LLC 144A(z)	0.19	04/02/2012	4,000,000	3,998,712
Straight-A Funding LLC 144A(z)	0.19	04/09/2012	20,000,000	19,992,822
Straight-A Funding LLC 144A(z)	0.19	04/20/2012	25,000,000	24,989,576
Straight-A Funding LLC 144A(z)	0.19	04/23/2012	10,000,000	9,995,672
Sydney Capital Corporation 144A(z)	0.34	03/15/2012	4,000,000	3,998,328
Thunder Bay Funding LLC 144A(z)	0.21	02/22/2012	10,000,000	9,998,717
Thunder Bay Funding LLC 144A(z)	0.21	02/23/2012	10,000,000	9,998,656
Thunder Bay Funding LLC 144A(z)	0.21	02/24/2012	22,000,000	21,996,908
Thunder Bay Funding LLC 144A(z)	0.21	02/27/2012	5,000,000	4,999,206
Thunder Bay Funding LLC 144A(z)	0.21	03/07/2012	5,000,000	4,998,931
Thunder Bay Funding LLC 144A(z)	0.21	04/05/2012	2,000,000	1,999,253
Thunder Bay Funding LLC 144A(z)	0.21	04/09/2012	2,000,000	1,999,207
Thunder Bay Funding LLC 144A(z)	0.21	04/10/2012	2,033,000	2,032,182
Thunder Bay Funding LLC 144A(z)	0.21	04/12/2012	10,000,000	9,995,858
Thunder Bay Funding LLC 144A(z)	0.24	03/20/2012	4,000,000	3,998,720
Victory Receivables 144A(z)	0.09	02/02/2012	26,000,000	25,999,870
Victory Receivables 144A(z)	0.12	02/03/2012	30,000,000	29,999,700
Victory Receivables 144A(z)	0.16	02/08/2012	2,000,000	1,999,930
Victory Receivables 144A(z)	0.17	02/22/2012	5,000,000	4,999,475
Victory Receivables 144A(z)	0.18	02/13/2012	5,000,000	4,999,683
White Point Funding Incorporated 144A(z)	0.63	03/06/2012	2,000,000	1,998,772
White Point Funding Incorporated 144A(z)	0.63	03/08/2012	2,000,000	1,998,700
Working Capital Management Company 144A(z)	0.25	02/07/2012	12,000,000	11,999,420

				895,153,074

Financial Company Commercial Paper: 15.41%
ANZ National Limited 144A(z)	0.31	03/02/2012	5,000,000	4,998,667
ANZ National Limited 144A(z)	0.34	03/23/2012	10,000,000	9,995,042
ASB Finance Limited 144A(z)	0.35	02/21/2012	14,000,000	13,997,122
ASB Finance Limited±144A	0.56	05/31/2012	15,000,000	15,000,000
ASB Finance Limited±144A	0.57	06/08/2012	14,000,000	13,999,595
Australia & New Zealand Banking Group Limited 144A(z)	0.24	02/22/2012	10,000,000	9,998,542
Australia & New Zealand Banking Group Limited 144A(z)	0.24	02/29/2012	5,000,000	4,999,028
Australia & New Zealand Banking Group Limited 144A(z)	0.24	03/01/2012	9,000,000	8,998,188
Australia & New Zealand Banking Group Limited 144A(z)	0.24	03/02/2012	20,000,000	19,995,833
Australia & New Zealand Banking Group Limited 144A(z)	0.24	03/05/2012	6,000,000	5,998,625
Australia & New Zealand Banking Group Limited 144A(z)	0.27	03/23/2012	10,000,000	9,996,175
Axis Bank Limited(z)	0.46	02/17/2012	2,000,000	1,999,564
Axis Bank Limited(z)	0.57	03/26/2012	9,000,000	8,992,170
Axis Bank Limited Dubai(z)	0.57	03/20/2012	5,000,000	4,996,133
Axis Bank Limited Dubai(z)	0.59	03/13/2012	2,000,000	1,998,633
BNZ International Funding Limited 144A(z)	0.20	03/14/2012	2,000,000	1,999,533
BNZ International Funding Limited 144A(z)	0.26	04/19/2012	5,000,000	4,997,183
BNZ International Funding Limited 144A(z)	0.35	03/01/2012	4,000,000	3,998,840
Caisse Centrale Desjardins du Quebec 144A(z)	0.10	02/06/2012	14,000,000	13,999,767
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	02/03/2012	7,000,000	6,999,938
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	02/13/2012	18,000,000	17,999,280

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Prime Investment Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A(z)	0.12%	02/27/2012	$5,000,000	$4,999,567
Caisse Centrale Desjardins du Quebec 144A(z)	0.13	02/07/2012	5,000,000	4,999,875
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	03/08/2012	2,000,000	1,999,640
Commonwealth Bank of Australia 144A(z)	0.19	02/06/2012	10,000,000	9,999,681
Commonwealth Bank of Australia 144A(z)	0.24	03/06/2012	17,000,000	16,996,066
Commonwealth Bank of Australia 144A(z)	0.25	03/01/2012	61,000,000	60,987,474
Commonwealth Bank of Australia 144A(z)	0.26	02/21/2012	15,000,000	14,997,750
DBS Bank Limited 144A(z)	0.34	03/19/2012	7,000,000	6,996,801
DBS Bank Limited 144A(z)	0.34	03/21/2012	8,000,000	7,996,189
DBS Bank Limited 144A(z)	0.37	05/01/2012	18,000,000	17,983,350
DBS Bank Limited 144A(z)	0.37	05/03/2012	8,000,000	7,992,436
DBS Bank Limited 144A(z)	0.48	04/16/2012	10,000,000	9,990,000
DBS Bank Limited 144A(z)	0.48	04/18/2012	14,000,000	13,985,627
General Electric Capital Corporation(z)	0.17	02/28/2012	10,000,000	9,998,650
General Electric Capital Corporation(z)	0.27	02/29/2012	9,000,000	8,998,040
ICICI Bank Limited(z)	0.53	02/27/2012	3,500,000	3,498,610
Louis Dreyfus Commodities LLC(z)	0.27	02/10/2012	9,000,000	8,999,325
Louis Dreyfus Commodities LLC(z)	0.39	03/05/2012	6,000,000	5,997,800
New York Life Capital Corporation 144A(z)	0.11	02/07/2012	7,000,000	6,999,848
Oversea-Chinese Banking Corporation Limited(z)	0.39	02/07/2012	28,000,000	27,997,900
Oversea-Chinese Banking Corporation Limited(z)	0.56	04/10/2012	5,000,000	4,994,538
Suncorp Group Limited 144A(z)	0.31	02/28/2012	15,000,000	14,996,400
Suncorp Group Limited 144A(z)	0.42	02/06/2012	3,000,000	2,999,792
Suncorp Group Limited 144A(z)	0.48	03/12/2012	5,000,000	4,997,250
Toronto-Dominion Holdings Incorporated 144A(z)	0.18	02/08/2012	15,000,000	14,999,388
Toronto-Dominion Holdings Incorporated 144A(z)	0.19	02/10/2012	15,000,000	14,999,213
Toyota Motor Credit Corporation(z)	0.22	02/09/2012	20,000,000	19,998,889
Toyota Motor Credit Corporation(z)	0.29	02/24/2012	20,000,000	19,996,167
UOB Funding LLC(z)	0.36	02/08/2012	6,000,000	5,999,516
UOB Funding LLC(z)	0.37	02/09/2012	12,000,000	11,998,893
UOB Funding LLC(z)	0.44	03/08/2012	5,000,000	4,997,750
Westpac Banking Corporation 144A(z)	0.27	03/05/2012	5,000,000	4,998,717
Westpac Banking Corporation 144A(z)	0.29	03/01/2012	10,000,000	9,997,583
Westpac Securities NZ Limited 144A(z)	0.28	04/19/2012	6,000,000	5,996,360
Westpac Securities NZ Limited±144A	0.45	04/11/2012	10,000,000	9,999,927
Westpac Securities NZ Limited±144A	0.63	04/16/2012	5,000,000	5,000,000

				595,342,870

Other Commercial Paper: 3.11%
ACTS Retirement Life Communities Incorporated(z)	0.19	02/27/2012	2,000,000	1,999,711
ACTS Retirement Life Communities Incorporated(z)	0.19	02/28/2012	1,000,000	999,850
BP Capital Markets plc 144A(z)	0.24	02/17/2012	9,000,000	8,999,000
Coca-Cola Company 144A(z)	0.07	03/23/2012	5,000,000	4,999,504
Coca-Cola Company 144A(z)	0.10	02/22/2012	5,000,000	4,999,708
Coca-Cola Company 144A(z)	0.11	04/20/2012	5,000,000	4,998,793
Coca-Cola Company 144A(z)	0.11	04/25/2012	5,000,000	4,998,717
Coca-Cola Company 144A(z)	0.13	03/13/2012	6,000,000	5,999,112
Coca-Cola Company 144A(z)	0.14	02/13/2012	5,000,000	4,999,750
Coca-Cola Company 144A(z)	0.14	03/12/2012	41,000,000	40,993,622
Coca-Cola Company 144A(z)	0.14	03/15/2012	3,000,000	2,999,498
General Electric Capital Corporation(z)	0.08	02/14/2012	5,000,000	4,999,838

14	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Commercial Paper (continued)
General Electric Capital Corporation(z)	0.13%	03/28/2012	$13,000,000	$12,997,371
Toyota Motor Credit Corporation(z)	0.13	02/02/2012	4,000,000	3,999,972
Toyota Motor Credit Corporation(z)	0.17	02/03/2012	4,000,000	3,999,944
University of Washington(z)	0.27	04/02/2012	1,000,000	1,000,000
Wal-Mart Stores Incorporated 144A(z)	0.05	02/13/2012	6,000,000	5,999,900

				119,984,290

Total Commercial Paper (Cost $1,610,480,234)				1,610,480,234

Government Agency Debt: 2.25%
FHLB±	0.23	02/05/2013	6,000,000	5,997,546
FHLB±	0.26	03/07/2013	10,000,000	9,996,670
FHLB±	0.26	05/09/2013	2,000,000	1,999,227
FHLB±	0.27	03/28/2013	11,000,000	10,997,345
FHLB±	0.27	05/02/2013	5,000,000	4,998,728
FHLB±	0.29	04/01/2013	9,000,000	9,000,000
FHLB±	0.29	05/17/2013	10,000,000	10,000,000
FHLB±	0.31	05/17/2013	4,000,000	4,000,000
FHLMC±	0.22	02/02/2012	30,000,000	29,999,934

Total Government Agency Debt (Cost $86,989,450)				86,989,450

Municipal Bonds and Notes: 22.12%

Alabama: 0.26%

Variable Rate Demand Note§: 0.26%
Mobile AL Infirmary Health System Special Care Facilities Series 2006-A (Health Revenue, Bank of Nova Scotia LOC)	0.07	02/01/2040	10,000,000	10,000,000

California: 3.57%

Other Municipal Debt: 0.62%
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11/01/2012	3,000,000	3,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	02/01/2013	2,000,000	2,000,000
San Francisco CA Public Utilities Commission (Tax Revenue)	0.17	03/06/2012	15,000,000	15,000,000
San Jose CA International Airport (Airport Revenue)	0.61	03/13/2012	1,000,000	1,000,000
Turlock Irrigation District California (Housing Revenue)	0.22	02/01/2012	3,000,000	3,000,000

				24,000,000

Variable Rate Demand Notes§: 2.95%
ABAG Finance Authority for Nonprofit Corporation California Marin Country Day School (Education Revenue, U.S. Bank NA LOC)	0.05	07/01/2037	1,000,000	1,000,000
Bay Area Toll Authority California Toll Bridge Series A (Transportation Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.03	04/01/2045	3,000,000	3,000,000
Bay Area Toll Authority California Toll Bridge Series C2 (Transportation Revenue, Morgan Stanley Bank LOC)	0.03	04/01/2045	8,000,000	8,000,000
California HFA Program Series A (Housing Revenue, FNMA LOC, GO of Agency Insured)	0.06	08/01/2036	3,000,000	3,000,000
California HFFA Catholic Healthcare Series L (Health Revenue, Citibank NA LOC)	0.07	07/01/2033	3,000,000	3,000,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series 2009 C (Utilities Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.04	12/01/2016	9,310,000	9,310,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Prime Investment Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
California State Floating Series C-2 (Miscellaneous Revenue, Bank of Nova Soctia LOC)	0.04%	05/01/2033	$1,000,000	$1,000,000
California Statewide CDA Series 2554 (Miscellaneous Revenue, FSA Insured)	0.13	07/01/2047	5,000,000	5,000,000
East Bay California MUD Water System Series 2011A-2 JPMorgan Chase PUTTER Trust Series 4032 (Miscellaneous Revenue)144A	0.08	06/26/2012	5,000,000	5,000,000
JPMorgan Chase PUTTER Trust Series 3966 (Tax Revenue)144A	0.08	08/12/2012	2,000,000	2,000,000
Loma Linda CA Loma Linda University Series B (Health Revenue, Bank of America NA LOC)	0.06	12/01/2037	5,000,000	5,000,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (Miscellaneous Revenue)144A	0.08	08/12/2012	1,615,000	1,615,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.08	12/01/2040	11,000,000	11,000,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.08	02/01/2035	1,800,000	1,800,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC)	0.05	08/01/2037	4,500,000	4,500,000
San Francisco CA City & County Redevelopment Agency Series B001 (Lease Revenue)144A	0.32	11/01/2041	1,000,000	1,000,000
San Jose CA Financing Authority Taxable Land Series F (Lease Revenue, Bank of America NA LOC)	0.17	06/01/2034	11,000,000	11,000,000
San Jose CA Redevelopment Agency (Tax Revenue)	0.05	07/01/2026	4,000,000	4,000,000
Santa Clara County CA TRAN JPMorgan Chase PUTTER Series 3976 (Miscellaneous Revenue)144A	0.08	06/29/2012	2,630,000	2,630,000
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, U.S. Bank NA LOC)	0.05	07/01/2036	10,000,000	10,000,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.05	12/01/2038	21,005,000	21,005,000

				113,860,000

Colorado: 0.64%

Variable Rate Demand Notes§: 0.64%
Colorado HFA Series A2 (Housing Revenue)	0.09	11/01/2026	2,000,000	2,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FNMA Insured)	0.15	05/01/2050	9,790,000	9,790,000
Denver CO City & County Subseries G1 (Port Authority Revenue, Assured Guaranty Insured)	0.08	11/15/2025	1,000,000	1,000,000
Denver CO City & County Subseries G2 (Port Authority Revenue, Assured Guaranty Insured)	0.08	11/15/2025	5,000,000	5,000,000
Denver CO Public Schools Series A-4 (Lease Revenue, Royal Bank of Canada LOC, AGM Insured)	0.12	12/15/2037	4,000,000	4,000,000
JPMorgan Chase PUTTER Trust Series 4024 (Miscellaneous Revenue)144A	0.08	06/27/2012	3,000,000	3,000,000

				24,790,000

District of Columbia: 0.40%

Other Municipal Debt: 0.05%
District of Columbia Water & Sewer Authority (Miscellaneous Revenue)	0.20	03/12/2012	2,000,000	2,000,000

Variable Rate Demand Notes§: 0.35%
District of Columbia The American University Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	04/01/2038	1,000,000	1,000,000

16	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Metropolitan Washington DC Airports Authority Subseries D-1 (Port Authority Revenue, Bank of America NA LOC)	0.07%	10/01/2039	$12,570,000	$12,570,000

				13,570,000

Florida: 0.50%

Variable Rate Demand Notes§: 0.50%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.06	03/01/2038	3,000,000	3,000,000
Florida Municipal Power Agency All Requirements Supply Series C (Utilities Revenue, Bank of America NA LOC)	0.06	10/01/2035	8,435,000	8,435,000
Sarasota County FL Public Hospital Series D (Health Revenue)	0.06	07/01/2037	3,000,000	3,000,000
Volusia County FL Eclipse Funding Trust (Lease Revenue, U.S. Bank NA LOC, FSA Insured)	0.07	08/01/2013	1,995,000	1,995,000
Volusia County FL Eclipse Funding Trust (Lease Revenue, U.S. Bank NA LOC, FSA Insured)	0.07	08/01/2032	2,990,000	2,990,000

				19,420,000

Georgia: 0.10%

Variable Rate Demand Notes§: 0.10%
Fulton County GA Series 1474 (Water & Sewer Revenue, AGC-ICC, FGIC Insured)	0.12	07/01/2012	1,995,000	1,995,000
Wayne County GA IDA Various Rayonier Project (IDR, Bank of America NA LOC)	0.17	05/01/2020	2,000,000	2,000,000

				3,995,000

Illinois: 1.44%

Variable Rate Demand Notes§: 1.44%
Chicago IL Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DB-393 (Tax Revenue)	0.07	01/01/2034	10,355,000	10,355,000
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.07	05/01/2014	3,000,000	3,000,000
Chicago IL Waterworks Revenue Subseries 2001-1 (Water & Sewer Revenue)	0.08	11/01/2030	2,300,000	2,300,000
Chicago IL Waterworks Revenue Subseries 2001-2 (Water & Sewer Revenue)	0.08	11/01/2030	6,000,000	6,000,000
Cook County IL Series D-1 (Miscellaneous Revenue)	0.18	11/01/2030	6,400,000	6,400,000
Cook County IL Series D-2 (Miscellaneous Revenue)	0.18	11/01/2030	3,600,000	3,600,000
IIlinois Health Facilities Authority Centegra Health System Series 2002 (Health Revenue, FSA Insured)	0.08	09/01/2032	2,000,000	2,000,000
Illinois Finance Authority Revenue (Health Revenue)	0.06	01/01/2048	2,895,000	2,895,000
Illinois Finance Authority Revenue University of Chicago (Education Revenue)	0.06	07/01/2038	11,490,000	11,490,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR, MBIA Insured)	0.08	03/01/2014	7,555,000	7,555,000

				55,595,000

Indiana: 0.18%

Variable Rate Demand Notes§: 0.18%
Indiana Finance Authority Trinity Health Credit Group Series 2008D-1 (Health Revenue)	0.04	12/01/2034	3,000,000	3,000,000
Indiana State Health Facilities Financing Authority (Health Revenue)	0.06	01/01/2029	960,000	960,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Prime Investment Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Richmond IN Reid Hospital & Health Care Services Incorporated (Health Revenue, AGM Insured)	0.08%	01/01/2040	$2,865,000	$2,865,000

				6,825,000

Iowa: 0.40%

Variable Rate Demand Notes§: 0.40%
Iowa State Finance Authority Health Facilities (Health Revenue)	0.06	02/15/2035	3,000,000	3,000,000
Iowa Financial Authority SFMR Series C (Housing Revenue, GNMA/FNMA Insured)	0.17	01/01/2039	12,400,000	12,400,000

				15,400,000

Kansas: 0.17%

Variable Rate Demand Note§: 0.17%
Kansas State Department of Transportation Series C-2 (Transportation Revenue)	0.06	09/01/2019	6,400,000	6,400,000

Kentucky: 0.10%

Variable Rate Demand Note§: 0.10%
JPMorgan Chase PUTTER/DRIVER Trust Series 4012 (Water & Sewer Revenue)144A	0.08	12/12/2012	4,000,000	4,000,000

Louisiana: 0.96%

Variable Rate Demand Notes§: 0.96%
East Baton Rouge Parish LA Road & Street Improvement Project Series A (Tax Revenue, JPMorgan Chase Bank LOC)	0.07	08/01/2030	15,000,000	15,000,000
Louisiana Public Facilities Authority RB Dynamic Fuels LLC Project Series 2008 (IDR, JPMorgan Chase Bank LOC)	0.05	10/01/2033	4,000,000	4,000,000
Louisiana State Gas & Fuel Series ROC RR-II-R-661 (Energy Revenue, FSA Insured)	0.08	05/01/2014	7,365,000	7,365,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.08	11/01/2040	2,000,000	2,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.10	11/01/2040	2,000,000	2,000,000
St. James Parish LA PCRB Texaco Project Series 1988B (Miscellaneous Revenue)	0.04	07/01/2012	6,600,000	6,600,000

				36,965,000

Maryland: 0.25%

Variable Rate Demand Notes§: 0.25%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.17	07/01/2032	4,775,000	4,775,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.12	01/01/2029	4,825,000	4,825,000

				9,600,000

Massachusetts: 0.54%

Variable Rate Demand Notes§: 0.54%
Massachusetts State Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured)	0.06	01/01/2029	10,000,000	10,000,000

18	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Massachusetts State HEFA Boston University Project Series N (Education Revenue, Bank of America NA LOC)	0.16%	10/01/2034	$2,590,000	$2,590,000
Massachusetts State Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured)	0.07	08/01/2037	8,435,000	8,435,000

				21,025,000

Michigan: 0.39%

Variable Rate Demand Note§: 0.39%
Michigan Finance Authority Unemployment Obligation Assessment Series 2011 (Miscellaneous Revenue, Citibank NA LOC)	0.11	07/01/2014	15,000,000	15,000,000

Minnesota: 0.55%

Variable Rate Demand Notes§: 0.55%
Minnesota Office of Higher Education Chevron USA Incorporated Project Series L (Education Revenue, U.S. Bank NA LOC)	0.06	09/01/2046	2,000,000	2,000,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.06	09/01/2046	1,800,000	1,800,000
Minnesota State HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured)	0.20	07/01/2038	7,720,000	7,720,000
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured)	0.20	07/01/2048	8,755,000	8,755,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, Assured Guaranty Insured)	0.08	05/01/2042	1,000,000	1,000,000

				21,275,000

Mississippi: 1.15%

Variable Rate Demand Notes§: 1.15%
Jackson County MS Port Facility Revenue Chevron USA Incorporated Project (IDR)	0.04	06/01/2023	3,000,000	3,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 2009B (IDR)	0.04	12/01/2030	5,000,000	5,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR)	0.04	12/01/2030	10,000,000	10,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (IDR)	0.04	11/01/2035	1,000,000	1,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series H (IDR)	0.05	11/01/2035	3,000,000	3,000,000
Mississippi Business Finance Corporation Series K (IDR)	0.04	11/01/2035	5,000,000	5,000,000
Mississippi Nissan Project Series A (Tax Revenue)	0.17	11/01/2028	17,640,000	17,639,320

				44,639,320

Missouri: 0.15%

Variable Rate Demand Note§: 0.15%
Missouri Development Finance Board Nelson Gallery Foundation Series A (IDR)	0.06	12/01/2033	6,000,000	6,000,000

Nevada: 0.20%

Variable Rate Demand Note§: 0.20%
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.10	10/01/2035	7,835,000	7,835,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Prime Investment Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

New Jersey: 0.35%

Variable Rate Demand Notes§: 0.35%
New Jersey EDA NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.09%	06/01/2026	$3,000,000	$3,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.09	06/01/2032	10,600,000	10,600,000

				13,600,000

New York: 1.70%

Variable Rate Demand Notes§: 1.70%
JPMorgan Chase PUTTER/DRIVER (Port Authority Revenue, GO of Authority Insured)144A	0.08	06/15/2019	3,000,000	3,000,000
New York City NY Housing Development Corporation Mortgage Thessalonica Court Series A (Housing Revenue, Citibank NA LOC)	0.09	01/01/2036	3,880,000	3,880,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue)	0.04	06/15/2024	5,000,000	5,000,000
New York City NY Subseries B (Tax Revenue, TD Bank NA LOC)	0.04	09/01/2027	1,000,000	1,000,000
New York City NY Subseries J-10 (Tax Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.05	08/01/2027	10,000,000	10,000,000
New York City NY Subseries L-3 (Tax Revenue)	0.05	04/01/2036	3,000,000	3,000,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured)	0.06	05/15/2034	5,000,000	5,000,000
New York HFA Clinto Green South Project Series A (Housing Revenue, FHLMC Insured)	0.06	11/01/2038	2,000,000	2,000,000
New York HFA Remeeder Houses Project Series A (Housing Revenue, Citibank NA LOC)	0.09	05/01/2039	8,815,000	8,815,000
New York HFA Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.06	11/01/2033	2,000,000	2,000,000
New York HFA West 31st Street Housing Project Series A (Housing Revenue, FNMA Insured)	0.06	05/15/2038	10,000,000	10,000,000
New York Metropolitan Transportation Authority (Transportation Revenue, Bank of America NA LOC)	0.04	11/01/2041	5,000,000	5,000,000
New York Metropolitan Transportation Authority ROC RR-II-R-11645 (Transportation Revenue, FSA Insured)144A	0.23	11/15/2025	4,025,000	4,025,000
New York Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue)	0.02	06/15/2038	3,000,000	3,000,000

				65,720,000

North Carolina: 0.13%

Variable Rate Demand Note§: 0.13%
Charlotte Mecklenburg NC Hospital Authority Health Care System Revenue (Health Revenue)	0.03	01/15/2038	4,945,000	4,945,000

Ohio: 0.05%

Variable Rate Demand Note§: 0.05%
Ohio HFA Mortgage Revenue (Housing Revenue)	0.07	09/01/2036	2,000,000	2,000,000

Oklahoma: 0.05%

Variable Rate Demand Note§: 0.05%
Oklahoma Turnpike Authority Series E (Transportation Revenue)	0.06	01/01/2028	2,000,000	2,000,000

20	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Oregon: 0.21%

Variable Rate Demand Notes§: 0.21%
JPMorgan Chase PUTTER Trust Series 3989 (Miscellaneous Revenue)144A	0.08%	06/29/2012	$3,000,000	$3,000,000
Port of Portland OR Special Obligation Rate (Port Authority Revenue)	0.06	03/01/2036	5,000,000	5,000,000

				8,000,000

Pennsylvania: 1.26%

Variable Rate Demand Notes§: 1.26%
Allegheny County PA IDA Longwood Oakmont Incorporated Series 2011 A (Health Revenue, PNC Bank NA LOC)	0.05	12/01/2041	10,000,000	10,000,000
Berks County PA Municipal Authority Royal Bank of Canada Floater Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC)144A	0.08	11/01/2012	2,000,000	2,000,000
Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Health Revenue, Bank of America NA LOC)	0.09	07/01/2041	8,840,000	8,840,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured)144A	0.11	08/01/2030	1,000,000	1,000,000
Pennsylvania HFA Series 94-B (Housing Revenue, GO of Agency Insured)	0.07	04/01/2027	4,880,000	4,880,000
Pennsylvania Housing Finance Agency Series 85C (Housing Revenue, FNMA LOC, GO of Agency Insured)	0.06	10/01/2035	5,000,000	5,000,000
Pennsylvania Public School Building Authority (Miscellaneous Revenue, FSA Insured)	0.13	06/01/2032	10,000,000	10,000,000
Philadelphia PA Series C (Airport Revenue, Royal Bank of Canada LOC)	0.06	06/15/2025	7,000,000	7,000,000

				48,720,000

South Carolina: 0.52%

Other Municipal Debt: 0.34%
South Carolina Public Service Authority (IDR)	0.22	03/20/2012	2,000,000	2,000,000
South Carolina Public Service Authority (IDR)	0.20	03/27/2012	7,000,000	7,000,000
South Carolina Public Service Authority (IDR)	0.20	03/26/2012	2,000,000	2,000,000
York County SC PCR Series 2000 B-1 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45	03/01/2012	1,000,000	1,000,000
York County SC PCR Series 2000 B-3 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45	03/01/2012	1,000,000	1,000,000

				13,000,000

Variable Rate Demand Note§: 0.18%
PFOTER Series 730 (Lease Revenue)144A	0.14	12/01/2028	7,000,000	7,000,000

South Dakota: 0.35%

Variable Rate Demand Notes§: 0.35%
South Dakota HEFA Avera Health Subseries A1 (Health Revenue, U.S. Bank NA LOC)	0.08	07/01/2038	10,470,000	10,470,000
South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)	0.09	05/01/2037	3,000,000	3,000,000

				13,470,000

Tennessee: 0.46%

Variable Rate Demand Notes§: 0.46%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)	0.16	07/01/2033	7,830,000	7,830,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Prime Investment Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)	0.23%	07/01/2033	$725,000	$725,000
Johnson City TN Health & Educational Facilities Board Health Alliance Series 2011A (Health Revenue, U.S. Bank NA LOC)	0.06	07/01/2033	2,000,000	2,000,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.10	07/01/2034	4,500,000	4,500,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.10	02/01/2036	2,570,000	2,570,000

				17,625,000

Texas: 3.85%

Other Municipal Debt: 0.26%
Austin TX Series A (Tax Revenue)	0.10	02/01/2012	8,000,000	8,000,000
University of Texas Permanent University Fund (Education Revenue)	0.01	02/03/2012	2,000,000	2,000,000

				10,000,000

Variable Rate Demand Notes§: 3.59%
Austin TX Airport System Series A (Port Authority Revenue, State Street Bank & Trust Company LOC)	0.09	11/15/2017	1,000,000	1,000,000
Eclipse Funding Trust (Tax Revenue, U.S. Bank NA LOC)	0.07	08/15/2032	6,000,000	6,000,000
Gulf Coast Waste Disposal Authority Texas Environmental Facilities Revenue Exxon Mobil Project (IDR)	0.04	12/01/2025	1,000,000	1,000,000
Gulf Coast Waste Disposal Authority Texas Environmental Facilities Revenue Exxon Mobil Project (IDR)	0.05	06/01/2030	2,000,000	2,000,000
Gulf Coast Waste Disposal Authority Texas Environmental Facilities Revenue Exxon Mobil Project Series A (IDR)	0.05	06/01/2030	1,500,000	1,500,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.07	06/01/2038	8,000,000	8,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.07	06/01/2029	2,000,000	2,000,000
JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue)144A	0.08	08/30/2012	12,000,000	12,000,000
JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue)144A	0.08	08/30/2012	7,000,000	7,000,000
JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue)144A	0.08	08/30/2012	17,620,000	17,620,000
JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue)144A	0.08	08/30/2012	9,000,000	9,000,000
JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue)144A	0.08	08/30/2012	20,565,000	20,565,000
Lower Neches River Valley Authority Texas Industrial Development Corporation Facilities Revenue Exxon Mobil Project Series B (IDR)	0.05	11/01/2029	2,000,000	2,000,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.13	04/01/2022	3,000,000	3,000,000
North Texas Tollway Authority Revenue Series D (Transportation Revenue, JPMorgan Chase Bank LOC)	0.07	01/01/2049	7,000,000	7,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured)	0.14	02/01/2035	1,000,000	1,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009A (Resource Recovery Revenue)	0.06	12/01/2039	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009B (Resource Recovery Revenue)	0.06	12/01/2039	1,000,000	1,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.06	12/01/2039	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010A (IDR)	0.06	04/01/2040	4,000,000	4,000,000

22	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR)	0.06%	11/01/2040	$6,200,000	$6,200,000
Texas TAN JPMorgan Chase PUTTER Series 3953 (Miscellaneous Revenue)144A	0.08	08/30/2012	19,880,000	19,880,000
Texas Taxable Product Development Program Series A (Miscellaneous Revenue)	0.14	06/01/2045	3,000,000	3,000,000

				138,765,000

Virginia: 0.03%

Variable Rate Demand Note§: 0.03%
Virginia Small Business Financing Authority Hampton University Series 2008 A (Education Revenue, PNC Bank NA LOC)	0.05	12/01/2038	1,000,000	1,000,000

Washington: 0.70%

Variable Rate Demand Notes§: 0.70%
Washington GO PUTTER Series 2640 (Miscellaneous Revenue)	0.08	01/01/2016	9,995,000	9,995,000
Washington HCFR Swedish Health Services Series C (Health Revenue, Bank of America NA LOC)	0.09	11/15/2039	15,000,000	15,000,000
Washington Housing Finance Commission (Housing Revenue)	0.29	06/01/2037	2,000,000	2,000,000

				26,995,000

West Virginia: 0.03%

Variable Rate Demand Note§: 0.03%
Monongalia County WV Building Commission General Hospital Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.11	07/01/2040	1,000,000	1,000,000

Wisconsin: 0.47%

Variable Rate Demand Notes§: 0.47%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.08	09/01/2035	2,425,000	2,425,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured)	0.16	05/01/2030	6,870,000	6,870,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured)	0.16	11/01/2030	8,725,000	8,725,000

				18,020,000

Wyoming: 0.01%

Variable Rate Demand Note§: 0.01%
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.07	06/01/2035	580,000	580,000

Total Municipal Bonds and Notes (Cost $854,634,320)				854,634,320

Other Instruments: 0.81%
Ally Auto Receivables Trust Asset Backed Security	0.49	01/16/2013	3,000,000	3,000,000
American Honda Finance Floating Rate Note 144A	0.74	03/27/2012	2,000,000	2,001,600
ANZ National Limited Yankee Corporate Bond 144A	3.25	04/02/2012	3,000,000	3,015,270
Commonwealth Bank of Australia Floating Rate Note±144A	0.85	04/27/2012	4,000,000	4,002,363
ING Bank NV Floating Rate Note 144A	0.94	02/02/2012	5,000,000	5,000,000
ING Bank NV Floating Rate Note 144A	0.95	02/10/2012	5,000,000	5,000,000
Merrill Lynch PFOTER Series TNP-003±144A§	0.47	04/01/2026	2,470,000	2,470,000
MetLife Global Funding Insurance Company Funding Agreement±144A	1.08	04/10/2012	6,000,000	6,003,187
Westpac Banking Corporation Floating Rate Note 144A	0.62	04/03/2012	1,000,000	1,000,656

Total Other Instruments (Cost $31,493,076)				31,493,076

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Prime Investment Money Market Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Notes: 4.33%

Corporate Bonds and Notes: 4.33%
Bank of America Corporation	2.38%	06/22/2012	$7,000,000	$7,061,203
Bank of America Corporation	3.13	06/15/2012	20,000,000	20,221,457
Bank of the West	2.15	03/27/2012	5,000,000	5,015,658
Bear Stearns LLC±	0.62	02/01/2012	7,000,000	7,000,000
Berkshire Hathaway Incorporated	1.40	02/10/2012	1,000,000	1,000,289
Citibank NA	1.88	06/04/2012	9,000,000	9,053,376
Citigroup Funding Incorporated	2.00	03/30/2012	7,000,000	7,021,558
General Electric Capital Corporation	2.20	06/08/2012	30,000,000	30,217,801
Goldman Sachs Group Incorporated	3.25	06/15/2012	14,000,000	14,161,473
John Deere Capital Corporation	2.88	06/19/2012	6,231,000	6,296,148
JPMorgan Chase & Company±	0.59	11/16/2012	1,000,000	1,000,000
JPMorgan Chase & Company±	0.59	01/18/2013	8,000,000	7,998,465
JPMorgan Chase & Company±	1.07	09/21/2012	6,000,000	6,019,050
JPMorgan Chase & Company	2.13	06/22/2012	3,000,000	3,023,320
JPMorgan Chase & Company	2.20	06/15/2012	18,000,000	18,137,919
Key Bank NA	3.20	06/15/2012	3,000,000	3,034,048
Morgan Stanley	1.95	06/20/2012	11,000,000	11,076,924
PNC Funding Corporation	2.30	06/22/2012	10,000,000	10,084,525

Total Other Notes (Cost $167,423,214)				167,423,214

Repurchase Agreements^^: 9.18%
BNP Paribas Securities Corporation, dated 01/31/2012, maturity value $52,000,231(1)	0.16	02/01/2012	52,000,000	52,000,000
Credit Suisse Securities, dated 01/31/2012, maturity value $22,000,098(2)	0.16	02/01/2012	22,000,000	22,000,000
Deutsche Bank Securities, dated 01/31/2012, maturity value $75,750,505(3)	0.24	02/01/2012	75,750,000	75,750,000
JPMorgan Securities, dated 01/31/2012, maturity value $69,045,206(4)	0.22	02/01/2012	69,044,785	69,044,785
Societe Generale, dated 01/31/2012, maturity value $11,000,055(5)	0.18	02/01/2012	11,000,000	11,000,000
Societe Generale, dated 01/31/2012, maturity value $45,000,275(6)	0.22	02/01/2012	45,000,000	45,000,000
Societe Generale, dated 01/31/2012, maturity value $30,000,192(7)	0.23	02/01/2012	30,000,000	30,000,000
Societe Generale, dated 01/31/2012, maturity value $50,000,208(8)	0.15	02/01/2012	50,000,000	50,000,000

Total Repurchase Agreements (Cost $354,794,785)				354,794,785

	Yield
Treasury Debt: 5.05%
U.S. Treasury Bill	0.03	03/01/2012	13,000,000	12,999,728
U.S. Treasury Bill	0.04	02/23/2012	27,000,000	26,999,258
U.S. Treasury Bill	0.04	04/12/2012	23,000,000	22,998,072
U.S. Treasury Bill	0.04	05/17/2012	22,000,000	21,997,409
U.S. Treasury Bill	0.05	02/09/2012	15,000,000	14,999,800
U.S. Treasury Bill	0.05	05/24/2012	24,000,000	23,996,312
U.S. Treasury Bill	0.06	02/16/2012	36,000,000	35,998,982
U.S. Treasury Bill	0.06	04/19/2012	22,000,000	21,997,021
U.S. Treasury Bill	0.07	05/31/2012	13,000,000	12,996,858

Total Treasury Debt (Cost $194,983,440)				194,983,440

Total Investments in Securities
(Cost $3,875,809,231)*	100.30%	3,875,809,231
Other Assets and Liabilities, Net	(0.30)	(11,718,940)

Total Net Assets	100.00%	$3,864,090,291

24	Wells Fargo Advantage Prime Investment Money Market Fund	Portfolio of Investments—January 31, 2012

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity.

§	These securities are subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 0.125% to 2.375%, 12/31/2013 to 9/30/2014, market value including accrued interest is $53,040,006.

(2)	U.S. government securities, 0.25% to 4.25%, 8/15/2013 to 2/28/2015, market value including accrued interest is $22,440,084.

(3)	U.S. government securities, 3.50% to 7.00%, 8/1/2038 to 1/1/2042, market value including accrued interest is $78,022,500.

(4)	U.S. government securities, 3.00% to 7.50%, 6/1/2014 to 9/1/2048, market value including accrued interest is $71,116,205.

(5)	U.S. government securities, 0.00% to 1.50%, 11/30/2012 to 11/15/2016, market value including accrued interest is $11,220,000.

(6)	U.S. government securities, 3.49% to 6.50%, 8/1/2025 to 10/1/2041, market value including accrued interest is $46,350,000.

(7)	U.S. government securities, 3.50% to 4.50%, 12/1/2031 to 2/1/2042, market value including accrued interest is $30,900,000.

(8)	U.S. government securities, 3.50% to 4.00%, 2/1/2041 to 2/1/2042, market value including accrued interest is $51,500,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012	Wells Fargo Advantage Prime Investment Money Market Fund	25

Assets
Investments in unaffiliated securities, at amortized cost	$3,875,809,231
Cash	29,843
Receivable for investments sold	10,150,000
Receivable for interest	997,584
Receivable from adviser	103,016
Prepaid expenses and other assets	53,520

Total assets	3,887,143,194

Liabilities
Dividends payable	25,874
Payable for investments purchased	22,048,764
Payable for Fund shares redeemed	4,460
Due to related parties	449,929
Accrued expenses and other liabilities	523,876

Total liabilities	23,052,903

Total net assets	$3,864,090,291

NET ASSETS CONSIST OF
Paid-in capital	$3,864,087,380
Undistributed net investment income	1,278
Accumulated net realized gains on investments	1,633

Total net assets	$3,864,090,291

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Institutional Class	$3,239,581,041
Shares outstanding – Institutional Class	3,239,586,338
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$624,509,250
Shares outstanding – Service Class	624,508,504
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Prime Investment Money Market Fund	Statement of Operations—Year Ended January 31, 2012

Investment income
Interest	$11,597,440

Expenses
Advisory fee	4,563,988
Administration fees
Fund level	2,266,319
Institutional Class	2,980,026
Service Class	1,006,745
Shareholder servicing fees
Service Class	2,097,173
Custody and accounting fees	297,630
Professional fees	25,621
Registration fees	15,000
Shareholder report expenses	10,000
Trustees’ fees and expenses	7,676
Other fees and expenses	130,765

Total expenses	13,400,943
Less: Fee waivers and/or expense reimbursements	(4,011,495)

Net expenses	9,389,448

Net investment income	2,207,992

Net realized gains on investments	70,709

Net increase in net assets resulting from operations	$2,278,701

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Prime Investment Money Market Fund	27

	Year Ended January 31, 2012		Year Ended January 31, 2011[1]		Year Ended February 28, 2010

Operations
Net investment income		$2,207,992		$11,212,443		$30,910,277
Net realized gains on investments		70,709		155,696		191,889

Net increase in net assets resulting from operations		2,278,701		11,368,139		31,102,166

Distributions to shareholders from
Net investment income
Institutional Class		(2,124,098)		(11,104,930)		(29,986,894)
Service Class		(83,894)		(107,513)		(922,105)
Net realized gains
Institutional Class		(96,132)		(104,612)		(289,017)
Service Class		(22,124)		(8,815)		(25,091)

Total distributions to shareholders		(2,326,248)		(11,325,870)		(31,223,107)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Institutional Class	25,396,197,861	25,396,197,861	59,603,512,646	59,603,512,646	88,393,755,276	88,393,755,276
Service Class	45,468,215,349	45,468,215,349	72,055,123,815	72,055,123,815	87,384,178,808	87,384,178,808

		70,864,413,210		131,658,636,461		175,777,934,084

Reinvestment of distributions
Institutional Class	670,408	670,408	3,141,542	3,141,542	10,209,420	10,209,420
Service Class	5,413	5,413	3,332	3,332	51,310	51,310

		675,821		3,144,874		10,260,730

Payment for shares redeemed
Institutional Class	(27,099,580,029)	(27,099,580,029)	(64,789,164,200)	(64,789,164,200)	(87,701,480,100)	(87,701,480,100)
Service Class	(45,699,276,109)	(45,699,276,109)	(72,100,051,190)	(72,100,051,190)	(87,710,524,485)	(87,710,524,485)

		(72,798,856,138)		(136,889,215,390)		(175,412,004,585)

Net increase (decrease) in net assets resulting from capital share transactions		(1,933,767,107)		(5,227,434,055)		376,190,229

Total increase (decrease) in net assets		(1,933,814,654)		(5,227,391,786)		376,069,288

Net assets
Beginning of period		5,797,904,945		11,025,296,731		10,649,227,443

End of period		$3,864,090,291		$5,797,904,945		$11,025,296,731

Undistributed net investment income		$1,278		$1,278		$1,278

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Prime Investment Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Institutional Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.05%	0.13%	0.30%	2.22%	4.99%	5.10%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.27%	0.28%	0.25%	0.26%
Net expenses	0.20%	0.20%	0.22%	0.23%	0.20%	0.20%
Net investment income	0.06%	0.13%	0.29%	2.13%	4.87%	5.06%
Supplemental data
Net assets, end of period (000’s omitted)	$3,239,581	$4,942,329	$10,124,807	$9,422,441	$7,525,254	$7,088,329

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Prime Investment Money Market Fund	29

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Service Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.07%	1.87%	4.63%	4.74%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.56%	0.57%	0.55%	0.55%
Net expenses	0.24%	0.33%	0.45%	0.57%	0.55%	0.55%
Net investment income	0.01%	0.01%	0.06%	1.83%	4.55%	4.64%
Supplemental data
Net assets, end of period (000’s omitted)	$624,509	$855,576	$900,490	$1,226,787	$1,402,557	$1,190,293

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Prime Investment Money Market Fund	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Prime Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However,

Notes to Financial Statements	Wells Fargo Advantage Prime Investment Money Market Fund	31

any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual rate of 0.10% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

32	Wells Fargo Advantage Prime Investment Money Market Fund	Notes to Financial Statements

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Institutional Class	0.08%
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.20% for Institutional Class and 0.55% for Service Class.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the following periods were as follows:

	Year Ended January 31,		Year Ended February 28, 2010
	2012	2011*
Ordinary Income	$2,326,222	$11,325,818	$31,223,107
Long-term Capital Gain	26	52	0

*	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

As of January 31, 2012, the components of distributable earnings on a tax basis consisted of $28,785 of undistributed ordinary income.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

Notes to Financial Statements	Wells Fargo Advantage Prime Investment Money Market Fund	33

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

34	Wells Fargo Advantage Prime Investment Money Market Fund	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Prime Investment Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Prime Investment Money Market Fund as of January 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2012

Other Information (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	35

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $26 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2012.

Pursuant to Section 871 of the Internal Revenue Code, $2,529,591 has been designated as interest-related dividends for nonresident alien shareholders.

Pursuant to Section 871 of the Internal Revenue Code, $118,230 has been designated as short-term capital gain dividends for nonresident alien shareholders.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

36	Wells Fargo Advantage Prime Investment Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Prime Investment Money Market Fund	37

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

38	Wells Fargo Advantage Prime Investment Money Market Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207941 03-12 A313/AR313 1-12

Wells Fargo Advantage

Treasury Plus Money Market Fund

Annual Report

January 31, 2012

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The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Treasury Plus Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage Treasury Plus Money Market Fund for the 12-month period that ended January 31, 2012.

For the entire 12-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s 12-month total return figures mask the uneven path that the financial markets traced since last spring as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified1, high-quality investment strategy that is focused on liquidity and capital preservation. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

The U.S. Bureau of Economic Analysis (BEA) reported that U.S. gross domestic product (GDP) grew at a mere 0.4% in the first quarter 2011 and 1.3% in the second quarter. GDP growth accelerated during the second half of the year, reaching a reported annual growth rate of 1.8% in the third quarter, which reignited hopes for a sustainable economic recovery. Those hopes were buoyed further by the advanced estimate of fourth quarter GDP, which showed growth accelerated to a 2.8% annual rate. While few leading economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum over the past year.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better in the latter half of the year: initial unemployment claims have eased in recent months, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.3% as of January 2012—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Treasury Plus Money Market Fund	3

The Federal Reserve announced that it will keep rates low until 2014.

Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter. Yet, “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation appearing to be in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late-2014 following the FOMC meeting on January 25, 2012. Additionally, in September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that was designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six months of the year.

Early on in the period, the market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. Investors not only worried that the U.S. might be on the brink of recession, but also that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by disagreement among legislators about raising the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire 12-month period, the Barclays Capital U.S. Aggregate Bond Index2, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index3 added 8.66% and 10.31%, respectively. By comparison, the Barclays Capital Municipal Bond Index4 gained 14.10% during the same period.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. We believe that for many investors, we believe

Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4	Wells Fargo Advantage Treasury Plus Money Market Fund	Letter to Shareholders

simply building and maintaining a well-diversified investment plan focused on clear financial objectives is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Money Market Overview	Wells Fargo Advantage Treasury Plus Money Market Fund	5

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2012.

Overview

The 12-month period was characterized by low interest rates and the expectation that rates would remain low for an extended period of time. A number of factors, both technical and fundamental, affecting both the supply and demand sides of the Treasury market contributed to the trend of steadily lower interest rates throughout the period. Most important, the Federal Reserve (Fed) set the tone by repeatedly taking steps to emphasize its commitment to its very accommodative monetary stance.

Within that context, the issue that had the greatest impact on the markets was the continuing financial trouble emanating from Europe. What began in 2010 with concerns over the sovereign debt burdens of Greece, Ireland, and Portugal grew in 2011 to include questions about Spain and Italy. This in turn prompted doubts about the creditworthiness of nearly all of the eurozone’s major banks, which own the sovereign debt in varying amounts. In the second half of 2011, these concerns prompted investors’ flight to relative quality—i. e., U.S. Treasury securities and other U.S. government obligations. This increase in demand kept the yields on all securities in the U.S. government sector notably lower than earlier in the period. In addition to the European issues, the market was also affected by the uncertainty that surrounded raising the U.S. statutory debt ceiling, as well as the rating downgrade of the U.S. long-term debt by Standard & Poor’s (S&P) following shortly after the debt ceiling was raised. While the demand for U.S. government securities briefly lessened at the height of the debt-ceiling debate, it returned immediately afterward, despite the S&P downgrade. Investors continued to prefer the relative safety of U.S. Treasuries over the uncertainty of European investments.

The beginning of the period saw adequate Treasury supply and the highest yields of the period. The first reduction in supply, which began the steady erosion in yields that would characterize the period, began in the first quarter of 2011 as U.S. Treasury bills (T-bills) issued under the Supplementary Financing Program (SFP) were allowed to roll off. The Treasury wound down the SFP as the amount of outstanding U.S. debt approached the statutory debt ceiling in the spring. As supply tightened, the yield on 3-month T-bills dropped from 0.15% in January 2011 to 0.10% by the end of March 2011.

The next event to reduce yields was the change by the Federal Deposit Insurance Corporation (FDIC) in its fee assessment methodology. Previously, the FDIC charged banks a fee based on their total deposit base. However, beginning April 1, 2011, the FDIC changed its calculation to include a bank’s total assets minus its tier one capital, effectively the bank’s total liabilities. This new calculation resulted in some banks—especially larger, more complex banks—paying significantly larger fees than before. In turn, these larger fees made it uneconomic for some banks to continue to participate in the repurchase agreement (repo) market to the same degree they had, resulting in lower repo rates and, ultimately, lower interest rates on all short-term government securities. This reduction of repo supply dropped repo rates sharply, from the 0.12% to 0.15% range to the low single digits. As a result of this and other factors, the yield on 3-month T-bills dropped from 0.10% in March 2011 to 0.04% in June 2011.

In the third quarter of 2011, the concerns over the European sovereign debt situation referenced above drove investors into the U.S. government securities markets. As the relative safe haven of choice, T-bills were in heavy demand. For much of the fourth quarter of 2011, T-bills of maturities three months or less often traded at negative yields. At times, the only way for investors to buy 3-month bills at a positive yield was to buy them at the regular auctions conducted by the U.S. Treasury. In January 2012, there were signs of an easing in the risk aversion toward Europe that dominated the last half of 2011. As some investors left the U.S. government securities markets, 3-month T-bill yields increased from effectively 0% in December 2011 to 0.05% at the end of the period. Repo rates also increased, from the single digits that predominated in the fourth quarter to the low teens in January 2012. Our investment strategy remained consistent throughout the period, as we invested in T-bills, U.S. Treasury notes, and Treasury collateralized repos while taking into account the Fund’s overall level of liquidity and average maturity.

Strategic outlook

As we look to the next fiscal year, many uncertainties remain for the industry. Regulators continue to discuss the potential for further tightening of standards and practices for money market funds beyond those already implemented. 2012 is

6	Wells Fargo Advantage Treasury Plus Money Market Fund	Money Market Overview

also an election year, which could have political and regulatory ramifications that may affect money market funds. It is quite possible that another debate on raising the debt ceiling could take place not too long after the elections, and as we saw in August of last year, those debates could lead to meaningful dislocations in the markets. Finally, housing reform looms on the horizon, and the future of the housing agencies, Freddie Mac and Fannie Mae remains unclear. The markets look to a resolution for direction but to expect one this fiscal year might be in vain. In the face of these challenges, we believe that our portfolio strategy, with its focus on capital preservation and portfolio liquidity, will enable the Fund to continue to meet its objectives.

Performance Highlights (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	7

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

October 1, 1985

PORTFOLIO COMPOSITION[1] (AS OF JANUARY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JANUARY 31, 2012)
25 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JANUARY 31, 2012)
25 Days

1.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. The calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but unlike the calculation of WAM, does not allow shortening of the maturities of certain securities with periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

8	Wells Fargo Advantage Treasury Plus Money Market Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JANUARY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (PIVXX)	07/28/2003	0.01	0.01	1.02	1.46	0.62%	0.62%
Administrator Class (WTPXX)	03/31/2008	0.01	0.01	1.12	1.65	0.35%	0.35%
Institutional Class (PISXX)	08/11/1995	0.01	0.01	1.18	1.76	0.23%	0.20%
Service Class (PRVXX)	10/01/1985	0.01	0.01	1.07	1.56	0.52%	0.45%
Sweep Class	06/30/2010	0.01	0.01	1.02	1.48	0.97%	0.97%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JANUARY 31, 2012)	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-Day Current Yield	0.01%	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. Government guarantee applies to certain of the underlying securities held by the Fund and not to shares of the Fund itself.

5.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Class A shares prior to their inception reflects the performance of the Service Class shares, adjusted to reflect the higher expenses applicable to Class A shares.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator, 0.20% for Institutional Class, 0.45% for Service Class, and 1.05% for Sweep Class. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.56)%, (0.27)%, (0.17)%, (0.45)% and (0.91)% for Class A, Administrator Class, Institutional Class, Service Class and Sweep Class, respectively.

Fund Expenses (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	9

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.05	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20	0.04%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20	0.04%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20	0.04%
Service Class
Actual	$1,000.00	$1,000.05	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20	0.04%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.00	$0.20	0.04%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

10	Wells Fargo Advantage Treasury Plus Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Repurchase Agreements^^: 55.33%
Barclays Capital Incorporated, dated 01/26/2012, maturity value $200,003,500(1)	0.09%	02/02/2012	$200,000,000	$200,000,000
Barclays Capital Incorporated, dated 01/25/2012, maturity value $250,004,375(2)	0.09	02/01/2012	250,000,000	250,000,000
Barclays Capital Incorporated, dated 01/31/2012, maturity value $250,007,778(3)	0.16	02/07/2012	250,000,000	250,000,000
Barclays Capital Incorporated, dated 01/31/2012, maturity value $406,552,033(4)	0.18	02/01/2012	406,550,000	406,550,000
BNP Paribas Securities Corporation, dated 01/31/2012, maturity value $1,000,005,000(5)	0.18	02/01/2012	1,000,000,000	1,000,000,000
Credit Suisse Securities USA, dated 01/31/2012, maturity value $1,000,005,000(6)	0.18	02/01/2012	1,000,000,000	1,000,000,000
Deutsche Bank Securities, dated 01/30/2012, maturity value $225,003,938(7)	0.09	02/06/2012	225,000,000	225,000,000
Deutsche Bank Securities, dated 01/27/2012, maturity value $250,004,375(8)	0.09	02/03/2012	250,000,000	250,000,000
Deutsche Bank Securities, dated 01/31/2012, maturity value $400,002,222(9)	0.20	02/01/2012	400,000,000	400,000,000
Goldman Sachs & Company, dated 01/31/2012, maturity value $100,000,333(10)	0.12	02/01/2012	100,000,000	100,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 01/31/2012, maturity value $125,000,556(11)	0.16	02/01/2012	125,000,000	125,000,000
Morgan Stanley & Company, dated 01/31/2012, maturity value $150,000,708(12)	0.17	02/01/2012	150,000,000	150,000,000
Societe Generale NY, dated 01/31/2012, maturity value $1,000,005,278(13)	0.19	02/01/2012	1,000,000,000	1,000,000,000
UBS Securities LLC, dated 01/31/2012, maturity value $300,001,500(14)	0.18	02/01/2012	300,000,000	300,000,000

Total Repurchase Agreements (Cost $5,656,550,000)				5,656,550,000

	Yield

Treasury Debt: 45.49%
U.S. Treasury Bill	0.01	02/02/2012	150,000,000	149,999,927
U.S. Treasury Bill	0.01	02/09/2012	200,000,000	199,999,680
U.S. Treasury Bill	0.01	02/16/2012	350,000,000	349,998,442
U.S. Treasury Bill	0.01	02/23/2012	400,000,000	399,997,357
U.S. Treasury Bill	0.01	03/08/2012	300,000,000	299,997,376
U.S. Treasury Bill	0.01	03/15/2012	350,000,000	349,996,865
U.S. Treasury Bill	0.01	03/22/2012	400,000,000	399,997,979
U.S. Treasury Bill	0.02	03/29/2012	450,000,000	449,988,520
U.S. Treasury Bill	0.02	04/05/2012	400,000,000	399,986,169
U.S. Treasury Bill	0.02	04/12/2012	250,000,000	249,988,354
U.S. Treasury Bill	0.03	03/01/2012	350,000,000	349,992,658
U.S. Treasury Bill	0.03	04/19/2012	300,000,000	299,981,275
U.S. Treasury Bill	0.04	04/26/2012	200,000,000	199,979,558
U.S. Treasury Bill	0.05	05/03/2012	100,000,000	99,986,287
U.S. Treasury Bill	0.06	05/24/2012	50,000,000	49,990,897
U.S. Treasury Bill	0.07	05/31/2012	100,000,000	99,975,833

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Treasury Plus Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Note	0.63%	06/30/2012	$150,000,000	$150,338,700
U.S. Treasury Note	1.00	03/31/2012	50,000,000	50,072,507
U.S. Treasury Note	1.88	06/15/2012	100,000,000	100,658,776

Total Treasury Debt (Cost $4,650,927,160)				4,650,927,160

Total Investments in Securities
(Cost $10,307,477,160)*	100.82%	10,307,477,160
Other Assets and Liabilities, Net	(0.82)	(83,578,503)

Total Net Assets	100.00%	$10,223,898,657

^^	Collateralized by:

(1)	U.S. government securities, 2.375% to 6.25%, 2/28/2015 to 8/15/2023, market value including accrued interest is $204,000,016.

(2)	U.S. government securities, 0.875% to 6.00%, 2/29/2012 to 2/15/2039, market value including accrued interest is $255,000,007.

(3)	U.S. government security, 1.125%, 6/15/2013, market value including accrued interest is $255,000,085.

(4)	U.S. government securities, 0.00% to 0.75%, 9/15/2013 to 8/15/2015, market value including accrued interest is $414,681,036.

(5)	U.S. government securities, 2.25% to 3.75%, 6/30/2018 to 11/15/2018, market value including accrued interest is $1,020,000,065.

(6)	U.S. government securities, 1.25% to 4.50%, 2/15/2013 to 7/15/2020, market value including accrued interest is $1,020,004,335.

(7)	U.S. government securities, 2.125% to 3.875%, 4/15/2029 to 2/15/2041, market value including accrued interest is $231,416,297.

(8)	U.S. government securities, 0.00% to 8.875%, 1/31/2013 to 1/15/2025, market value including accrued interest is $255,000,068.

(9)	U.S. government securities, 0.75% to 1.375%, 6/15/2014 to 11/30/2018, market value including accrued interest is $408,000,008.

(10)	U.S. government security, 2.00%, 1/15/2026, market value including accrued interest is $102,000,101.

(11)	U.S. government securities, 0.125% to 1.25%, 8/31/2013 to 10/31/2015, market value including accrued interest is $127,500,016.

(12)	U.S. government security, 2.375%, 10/31/2014, market value including accrued interest is $153,000,071.

(13)	U.S. government securities, 0.00% to 2.75%, 2/23/2012 to 11/30/2016, market value including accrued interest is $1,020,000,036.

(14)	U.S. government securities, 2.00% to 4.25%, 7/15/2012 to 1/15/2014, market value including accrued interest is $306,000,126.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Treasury Plus Money Market Fund	Statement of Assets and Liabilities—January 31, 2012

Assets
Investments
In unaffiliated securities, at amortized cost	$4,650,927,160
In repurchase agreements, at amortized cost	5,656,550,000

Total investments, at amortized cost	10,307,477,160
Cash	32,517
Receivable for Fund shares sold	17,146,911
Receivable for interest	533,067
Receivable from adviser	1,820,455
Prepaid expenses and other assets	148,426

Total assets	10,327,158,536

Liabilities
Dividends payable	55,860
Payable for investments purchased	99,986,287
Payable for Fund shares redeemed	348,639
Distribution fees payable	13,161
Due to other related parties	1,352,895
Accrued expenses and other liabilities	1,503,037

Total liabilities	103,259,879

Total net assets	$10,223,898,657

NET ASSETS CONSIST OF
Paid-in capital	$10,226,475,795
Overdistributed net investment income	(381,312)
Accumulated net realized losses on investments	(2,195,826)

Total net assets	$10,223,898,657

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$1,692,130,709
Shares outstanding – Class A	1,692,197,324
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$209,512,657
Shares outstanding – Administrator Class	209,518,437
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$6,393,891,117
Shares outstanding – Institutional Class	6,394,131,207
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$1,885,503,193
Shares outstanding – Service Class	1,885,578,308
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$42,860,981
Shares outstanding – Sweep Class	42,864,104
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Year Ended January 31, 2012	Wells Fargo Advantage Treasury Plus Money Market Fund	13

Investment income
Interest	$7,560,672

Expenses
Advisory fee	10,602,819
Administration fees
Fund level	4,678,702
Class A	3,822,937
Administrator Class	186,265
Institutional Class	5,163,229
Service Class	2,593,044
Sweep Class	140,686
Shareholder servicing fees
Class A	4,269,949
Administrator Class	182,157
Service Class	5,353,099
Sweep Class	159,871
Distribution fees
Sweep Class	223,819
Custody and accounting fees	589,722
Professional fees	36,109
Registration fees	158,395
Shareholder report expenses	68,838
Trustees’ fees and expenses	14,180
Other fees and expenses	214,437

Total expenses	38,458,258
Less: Fee waivers and/or expense reimbursements	(31,957,910)

Net expenses	6,500,348

Net investment income	1,060,324

Net realized gains on investments	36,368

Net increase in net assets resulting from operations	$1,096,692

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Treasury Plus Money Market Fund	Statements of Changes in Net Assets

	Year Ended January 31, 2012		Year Ended January 31, 2011[1]		Year Ended February 28, 2010

Operations
Net investment income		$1,060,324		$1,083,226		$1,502,924
Net realized gains on investments		36,368		3,159,002		0

Net increase in net assets resulting from operations		1,096,692		4,242,228		1,502,924

Distributions to shareholders from
Net investment income
Class A		(173,778)		(168,872)		(202,070)
Administrator Class		(18,627)		(13,852)		(12,911)
Institutional Class		(645,429)		(749,161)		(1,209,797)
Service Class		(216,095)		(145,636)		(78,147)
Sweep Class		(6,395)		(5,705)[2]		N/A

Total distributions to shareholders		(1,060,324)		(1,083,226)		(1,502,925)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	7,437,770,255	7,437,770,255	9,813,502,631	9,813,502,631	9,129,776,256	9,129,776,256
Administrator Class	783,225,197	783,225,197	452,676,086	452,676,086	580,986,791	580,986,791
Institutional Class	30,134,617,076	30,134,617,076	33,972,670,035	33,972,670,035	35,941,648,948	35,941,648,948
Service Class	9,283,414,528	9,283,414,528	8,319,611,259	8,319,611,259	7,688,485,834	7,688,485,834
Sweep Class	84,523,996	84,523,996	129,816,763 [2]	129,816,763 [2]	N/A	N/A

		47,723,551,052		52,688,276,774		53,340,897,829

Reinvestment of distributions
Class A	61,801	61,801	63,420	63,420	71,085	71,085
Administrator Class	17,560	17,560	13,731	13,731	12,674	12,674
Institutional Class	242,061	242,061	232,649	232,649	530,506	530,506
Service Class	22,750	22,750	14,960	14,960	8,743	8,743
Sweep Class	6,395	6,395	5,705 [2]	5,705 [2]	N/A	N/A

		350,567		330,465		623,008

Payment for shares redeemed
Class A	(7,651,772,462)	(7,651,772,462)	(9,650,275,158)	(9,650,275,158)	(10,011,375,553)	(10,011,375,553)
Administrator Class	(708,731,591)	(708,731,591)	(497,703,527)	(497,703,527)	(533,401,775)	(533,401,775)
Institutional Class	(29,048,349,946)	(29,048,349,946)	(36,042,906,467)	(36,042,906,467)	(36,943,126,319)	(36,943,126,319)
Service Class	(9,624,205,462)	(9,624,205,462)	(8,387,318,907)	(8,387,318,907)	(7,848,817,003)	(7,848,817,003)
Sweep Class	(132,968,472)	(132,968,472)	(181,259,627)[2]	(181,259,627)[2]	N/A	N/A

		(47,166,027,933)		(54,759,463,686)		(55,336,720,650)

Net asset value of shares issued in acquisitions
Class A	0	0	142,146,383	141,953,899	0	0
Institutional Class	0	0	3,285,966,433	3,284,567,301	0	0
Service Class	0	0	1,591,650,644	1,590,081,984	0	0
Sweep Class	0	0	142,739,344	142,590,103	N/A	N/A

		0		5,159,193,287		0

Net increase (decrease) in net assets resulting from capital share transactions		557,873,686		3,088,336,840		(1,995,199,813)

Total increase (decrease) in net assets		557,910,054		3,091,495,842		(1,995,199,814)

Net assets
Beginning of period		9,665,988,603		6,574,492,761		8,569,692,575

End of period		$10,223,898,657		$9,665,988,603		$6,574,492,761

Undistributed (overdistributed) net investment income		$(381,312)		$(381,312)		$20,213

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	15

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Class A	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.04
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.04
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.79%	3.99%	4.54%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.65%	0.66%	0.65%	0.65%
Net expenses	0.06%	0.18%	0.17%	0.48%	0.65%	0.65%
Net investment income	0.01%	0.01%	0.01%	0.75%	3.95%	4.46%
Supplemental data
Net assets, end of period (000’s omitted)	$1,692,131	$1,906,066	$1,600,619	$2,482,147	$2,636,076	$2,891,708

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Administrator Class	2012	2011[1]	2010	2009[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	0.84%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.36%	0.38%	0.39%
Net expenses	0.05%	0.18%	0.16%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.73%
Supplemental data
Net assets, end of period (000’s omitted)	$209,513	$135,001	$180,021	$132,423

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from March 31, 2008 (commencement of class operations) to February 28, 2009.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	17

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Institutional Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.02%	1.08%	4.45%	5.01%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.24%	0.26%	0.28%	0.26%	0.26%
Net expenses	0.06%	0.18%	0.15%	0.20%	0.20%	0.20%
Net investment income	0.01%	0.01%	0.02%	0.81%	4.19%	4.93%
Supplemental data
Net assets, end of period (000’s omitted)	$6,393,891	$5,307,359	$4,091,490	$5,092,437	$2,951,408	$1,822,046

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Service Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.04	0.05
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.04)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.88%	4.14%	4.70%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.55%	0.56%	0.55%	0.55%
Net expenses	0.06%	0.19%	0.17%	0.41%	0.50%	0.50%
Net investment income	0.01%	0.01%	0.01%	0.93%	4.11%	4.61%
Supplemental data
Net assets, end of period (000’s omitted)	$1,885,503	$2,226,264	$702,363	$862,686	$1,187,468	$1,283,813

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	19

(For a share outstanding throughout each period)

	Year Ended January 31,
Sweep Class	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%
Net expenses	0.07%	0.19%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$42,861	$91,299

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However,

Notes to Financial Statements	Wells Fargo Advantage Treasury Plus Money Market Fund	21

any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of January 31, 2012, the Fund had net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $2,195,826 with $2,176,255 expiring in 2013 and $19,571 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees

22	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to Financial Statements

paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class and 1.05% for Sweep Class.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITIONS

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class A, Class I and Class S shares of Evergreen Treasury Money Market Fund received Class A, Service Class and Sweep Class shares, respectively, of the Fund in the reorganization. Shareholders holding Class AD, Class IS, Class I, Class IN and Class P shares of Evergreen Institutional Treasury Money Market Fund received Institutional Class, Service Class, Institutional Class, Institutional Class and Service Class shares, respectively, of the Fund in the reorganization. The investment portfolio of Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund with fair values of $912,239,952 and $4,245,469,766, respectively, and amortized costs of $912,239,952 and $4,245,469,766, respectively, at July 9, 2010, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Treasury Money Market Fund and Evergreen Institutional Treasury Money Market Fund were carried forward to align ongoing reporting of the Fund’s realized and

Notes to Financial Statements	Wells Fargo Advantage Treasury Plus Money Market Fund	23

unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Number of Shares Issued
Evergreen Treasury Money Market Fund	$912,250,676	142,146,383	Class A
		628,695,032	Service Class
		142,739,344	Sweep Class

Evergreen Institutional Treasury Money Market Fund	$4,246,942,611	3,285,966,433	Institutional Class
		962, 955,612	Service Class

The aggregate net assets of the Fund immediately before and after the acquisitions were $6,570,292,760 and $11,729,486,047, respectively. Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$1,417,483
Net realized gains on investments	$3,159,002
Net increase in net assets resulting from operations	$4,576,485

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the following periods were as follows:

	Year Ended January 31,		Year Ended February 28, 2010
	2012	2011*
Ordinary Income	$1,060,324	$1,083,226	$1,502,925

*	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

As of January 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforward
$52,510	$(2,195,826)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a

24	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to Financial Statements

repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Report of Independent Registered Public Accounting Firm	Wells Fargo Advantage Treasury Plus Money Market Fund	25

BOARD OF TRUSTEES AND SHAREHOLDERS OF

WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Treasury Plus Money Market Fund as of January 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2012

26	Wells Fargo Advantage Treasury Plus Money Market Fund	Other Information (Unaudited)

TAX INFORMATION

Pursuant to Section 871 of the Internal Revenue Code, $1,070,903 has been designated as interest-related dividends for nonresident alien shareholders.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	27

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Treasury Plus Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

List of Abbreviations	Wells Fargo Advantage Treasury Plus Money Market Fund	29

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207942 03-12 A314/AR314 1-12

Wells Fargo Advantage Money Market Fund

Annual Report

January 31, 2012

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The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage Money Market Fund for the 12-month period that ended January 31, 2012.

For the entire 12-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s 12-month total return figures mask the uneven path that the financial markets traced since last spring as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified1, high-quality investment strategy that is focused on liquidity and capital preservation. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

The U.S. Bureau of Economic Analysis (BEA) reported that U.S. gross domestic product (GDP) grew at a mere 0.4% in the first quarter 2011 and 1.3% in the second quarter. GDP growth accelerated during the second half of the year, reaching a reported annual growth rate of 1.8% in the third quarter, which reignited hopes for a sustainable economic recovery. Those hopes were buoyed further by the advanced estimate of fourth quarter GDP, which showed growth accelerated to a 2.8% annual rate. While few leading economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum over the past year.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better in the latter half of the year: initial unemployment claims have eased in recent months, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.3% as of January 2012—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2014.

Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter. Yet, “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Money Market Fund	3

With inflation appearing to be in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late-2014 following the FOMC meeting on January 25, 2012. Additionally, in September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that was designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six months of the year.

Early on in the period, the market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. Investors not only worried that the U.S. might be on the brink of recession, but also that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by disagreement among legislators about raising the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire 12-month period, the Barclays Capital U.S. Aggregate Bond Index2, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index3 added 8.66% and 10.31%, respectively. By comparison, the Barclays Capital Municipal Bond Index4 gained 14.10% during the same period.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. We believe that for many investors, simply building and maintaining a well-diversified investment plan focused on clear financial objectives is the best long-term strategy.

Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4	Wells Fargo Advantage Money Market Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Money Market Overview	Wells Fargo Advantage Money Market Fund	5

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2012.

Overview

If one term could be used to describe the prime money markets over the past 12 months, it would be “fear of contagion.” During the first half of the year, the markets were relatively untouched by the situation in Greece. The largest eurozone countries—Spain, Italy, Germany, and France—enjoyed access to the capital markets on all economic levels despite growing negative publicity. Although Greece sporadically shocked the markets with its ongoing struggle to balance social policy, funding needs, and austerity measures, the U.S. money markets remained relatively unaffected; this was primarily based on the perception that Greece posed little immediate risk in the money market funds space. The benchmark three-month LIBOR (London Interbank Offered Rate) started the period at 0.24% on January 31, 2011, and sank to its low of 0.18% on June 15, 2011, reflecting a very liquid funding market. However, at mid-year, this all changed.

In June, Fitch Ratings published a report highlighting prime money market funds’ exposure to European credits. Not only did the report neglect to emphasize that overall levels of exposures were not very different from previous years, it also did not comment on the beneficial effects of diversification among individual credits, countries, and regions; instead, it lumped all exposures into one bucket and sounded the alarm that Fitch believed money market funds were at risk for losses based on these issuers’ indirect exposure to Greece. As a result, the liquidity of short-term funding markets began to dry up. This trend accelerated in the fourth quarter of 2011, as the rating agencies began to contemplate the idea that the relative strength of countries’ banks might be affected by the credit quality of the respective sovereign entity. As a result, a number of eurozone countries and their banks were placed on credit watch negative and were subsequently downgraded during December. Stress in the funding markets for all European credits continued to mount, with the three-month LIBOR climbing 0.34% from its low on June 15, 2011, to a high of 0.52% on January 5, 2012. It was only after the introduction of the European Central Bank’s three-year Long-Term Refinancing Operation (LTRO) in late December that liquidity concerns eased and a handful of money market funds re-entered the European funding markets.

Against this backdrop, prime money market fund shareholders, in general, voted with their feet and exited the space, primarily to invest in the relative safety of government money market funds. From January 31, 2011, to January 31, 2012, the assets of all prime money market funds declined 8.5%, to $1.4 trillion, while those of government money market funds increased by 16.6%, from $755 billion to $881 billion. At the same time, the total supply of prime money market instruments declined 14.7%, or $291 billion; the bulk of that was driven by declines in negotiable certificates of deposit, as one would expect with the wholesale exit from European funding; in comparison, secured and unsecured commercial paper decreased by only 8.4%, or $89 billion.

Normally one would expect this activity to lead to rising rates on all money market eligible securities. However, unlike past cycles, during this cycle, rising LIBOR has not necessarily translated to higher rates on these instruments. As headline risk made European credits less attractive, the rotation out of European sectors into alternative sectors—such as Canadian, Australian, Japanese, and industrial credits—has increased demand for those securities and has driven down rates, resulting in a bifurcated market based largely on geography.

Strategic outlook

As we look to the next fiscal year, many uncertainties remain for the money market industry. Regulators continue to discuss the potential for further tightening of standards and practices for money market funds beyond those already implemented.

Despite the soothing effects of the LTRO, the situation within the eurozone—and Greece, in particular—still has not been resolved, and until a resolution is reached, there continues to be some likelihood that ongoing uncertainty may cause increasing stress on European funding markets. Greece is again coming to the table to renegotiate previous bailouts, asking for new money, and attempting to once again increase haircuts that existing bondholders should take on a negotiated bailout. The talks they are engaged in are once again described as Greece being on “the razor’s edge”; the difference this time for the short-term funding markets is that reaction has been relatively muted. We interpreted the market’s reaction as a sign that the market may have accepted that there will be an orderly Greek default and that the credit markets have already absorbed the bad news.

6	Wells Fargo Advantage Money Market Fund	Money Market Overview

If this has a familiar ring, it is because we faced a similar situation at the beginning of the past 12-month period. However, because we have managed our funds with relatively short weighted average maturities and a high degree of liquidity, we have been able to not only quickly adapt to a fluid situation but also meet our shareholders’ liquidity requirements and change the funds’ risk profiles to adapt to changing risk tolerances. As we move forward this year, we do not anticipate making any changes to our fundamental goals of managing to safety of principal and liquidity because we believe the risks are clearly asymmetrically skewed to the downside in credit and to the upside in interest rates. This suggests that we maintain our strategy of seeking relatively high-quality investments with relatively short weighted average maturities and continue carrying a relatively high degree of liquidity.

Performance Highlights (Unaudited)	Wells Fargo Advantage Money Market Fund	7

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

July 1, 1992

PORTFOLIO COMPOSITION[1] (AS OF JANUARY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JANUARY 31, 2012)
27 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JANUARY 31, 2012)
37 Days

1.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. The calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but unlike the calculation of WAM, does not allow shortening of the maturities of certain securities with periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

8	Wells Fargo Advantage Money Market Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JANUARY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (STGXX)	07/01/1992	0.01	0.01	1.31	1.60	0.81%	0.70%
Class B**	07/01/1992					1.56%	1.45%
Without Sales Charge		0.01	0.01	1.00	1.14
Including Sales Charge		(4.99)	(4.99)	0.62	1.14
Class C	06/30/2010					1.56%	1.45%
Without Sales Charge		0.01	0.01	1.00	1.14
Including Sales Charge		(0.99)	(0.99)	1.00	1.14
Daily Class	06/30/2010	0.01	0.01	1.31	1.60	1.06%	1.03%
Investor Class (WMMXX)	04/08/2005	0.01	0.01	1.37	1.65	0.84%	0.65%
Service Class (WMOXX)	06/30/2010	0.01	0.01	1.37	1.65	0.71%	0.50%

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FUND YIELD SUMMARY[6] (AS OF JANUARY 31, 2012)	Class A	Class B	Class C	Daily Class	Investor Class	Service Class
7-Day Current Yield	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Performance shown without sales charges would be lower if sales charges were reflected. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Class A shares, Daily Class shares, Investor Class, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 5.00%. For Class C shares, the maximum CDSC is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

5.	Historical performance shown for the Service Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Class C shares prior to their inception reflects the performance of the Class B shares. Class B and Class C shares have the same expenses. Historical performance shown for the Daily Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to reflect the higher expenses applicable to the Daily Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.58)%, (1.30)%, (1.17)%, (0.83)%, (0.61)% and (0.48)% for Class A, Class B, Class C, Daily Class, Investor Class and Service Class, respectively.

Fund Expenses (Unaudited)	Wells Fargo Advantage Money Market Fund	9

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.05	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%
Class B
Actual	$1,000.00	$1,000.05	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%
Class C
Actual	$1,000.00	$1,000.05	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%
Daily Class
Actual	$1,000.00	$1,000.05	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%
Investor Class
Actual	$1,000.00	$1,000.05	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%
Service Class
Actual	$1,000.00	$1,000.05	$1.26	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28	0.25%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

10	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Certificates of Deposit: 12.69%
Banco Del Estado De Chile	0.27%	02/03/2012	$14,000,000	$14,000,000
Banco Del Estado De Chile	0.27	02/08/2012	15,000,000	15,000,000
Bank of Montreal	0.09	02/03/2012	30,000,000	30,000,000
Bank of Montreal	0.12	02/16/2012	40,000,000	40,000,000
Bank of Montreal	0.23	02/27/2012	19,000,000	19,000,000
Bank of Montreal	0.23	02/27/2012	28,000,000	28,000,000
Bank of Montreal	0.23	02/29/2012	26,000,000	26,000,000
Bank of Nova Scotia	0.29	02/01/2012	6,000,000	6,000,000
Bank of Nova Scotia	0.74	06/11/2012	4,000,000	4,003,088
Bank of Nova Scotia (Houston)	0.31	02/03/2012	15,000,000	15,000,000
Bank of Nova Scotia (Houston)	0.33	04/10/2012	5,000,000	5,000,000
Bank of Nova Scotia (Houston)	0.79	03/12/2012	11,000,000	11,003,566
Bank of Tokyo Mitsubishi LLC	0.14	02/06/2012	50,000,000	50,000,000
Bank of Tokyo Mitsubishi LLC	0.40	02/13/2012	54,000,000	54,002,952
Barclays Bank plc (New York)±	0.69	04/16/2012	17,000,000	17,000,000
Credit Suisse (New York)±	0.52	02/17/2012	2,450,000	2,449,947
Credit Suisse (New York)±	0.58	03/01/2012	11,000,000	10,999,582
Mitsubishi Trust & Banking Corporation	0.20	02/10/2012	10,000,000	10,000,000
Mizuho Corporate Bank Limited	0.14	02/02/2012	72,000,000	72,000,000
National Australia Bank Limited	0.37	03/06/2012	39,000,000	39,000,184
National Australia Bank Limited	0.38	03/05/2012	3,000,000	3,000,219
National Australia Bank Limited (New York)±	0.43	04/18/2012	20,000,000	20,000,000
National Bank of Canada	0.10	02/15/2012	18,000,000	18,000,000
National Bank of Canada±	0.49	03/01/2012	6,000,000	6,001,278
National Bank of Kuwait	0.17	02/01/2012	26,000,000	26,000,000
Nordea Bank plc	0.94	09/13/2012	18,000,000	18,011,390
Norinchukin Bank	0.18	02/03/2012	45,000,000	45,000,000
Norinchukin Bank	0.18	02/07/2012	50,000,000	50,000,000
Rabobank Nederland NV	0.37	04/24/2012	14,000,000	13,999,838
Royal Bank of Canada±	0.69	12/17/2012	20,000,000	20,000,000
Sumitomo Trust & Banking Corporation	0.14	02/01/2012	53,000,000	53,000,000
Toronto-Dominion Bank	0.18	04/04/2012	30,000,000	30,000,000
Toronto-Dominion Bank	0.21	05/04/2012	8,000,000	8,000,000
Westpac Banking Corporation±	0.60	04/04/2012	7,000,000	7,004,420

Total Certificates of Deposit (Cost $786,476,464)				786,476,464

Commercial Paper: 46.95%

Asset-Backed Commercial Paper: 27.78%
CAFCO LLC 144A(z)	0.32	02/08/2012	10,000,000	9,999,300
CAFCO LLC 144A(z)	0.39	02/15/2012	60,500,000	60,490,274
Chariot Funding LLC 144A(z)	0.12	02/13/2012	16,000,000	15,999,307
Chariot Funding LLC 144A(z)	0.18	04/16/2012	15,000,000	14,994,375
Chariot Funding LLC 144A(z)	0.21	02/15/2012	45,000,000	44,997,200
Chariot Funding LLC 144A(z)	0.21	02/24/2012	10,000,000	9,998,594
Charta LLC 144A(z)	0.18	02/02/2012	10,000,000	9,999,900
Charta LLC 144A(z)	0.30	02/06/2012	14,000,000	13,999,300
Charta LLC 144A(z)	0.31	02/07/2012	16,000,000	15,999,040
Charta LLC 144A(z)	0.32	02/09/2012	16,000,000	15,998,720
Ciesco LLC 144A(z)	0.18	02/02/2012	15,000,000	14,999,850
Ciesco LLC 144A(z)	0.30	02/06/2012	35,000,000	34,998,250
Ciesco LLC 144A(z)	0.32	02/09/2012	13,000,000	12,998,960

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Ciesco LLC 144A(z)	0.34%	02/14/2012	$19,000,000	$18,997,461
Collateralized Commercial Paper Company LLC(z)	0.21	02/22/2012	50,000,000	49,993,583
CRC Funding LLC 144A(z)	0.24	02/03/2012	15,000,000	14,999,700
CRC Funding LLC 144A(z)	0.29	04/09/2012	28,000,000	27,984,662
CRC Funding LLC 144A(z)	0.31	02/07/2012	18,000,000	17,998,920
CRC Funding LLC 144A(z)	0.33	02/14/2012	22,000,000	21,997,140
CRC Funding LLC 144A(z)	0.39	02/15/2012	33,000,000	32,994,999
Fairway Finance Corporation 144A(z)	0.07	02/02/2012	2,000,000	1,999,992
Fairway Finance Corporation 144A(z)	0.15	03/26/2012	11,466,000	11,463,420
Fairway Finance Corporation 144A(z)	0.17	02/22/2012	21,637,000	21,634,728
Fairway Finance Corporation 144A(z)	0.21	02/14/2012	3,000,000	2,999,751
Fairway Finance Corporation 144A(z)	0.21	03/05/2012	5,000,000	4,998,992
Fairway Finance Corporation 144A(z)	0.21	03/07/2012	20,000,000	19,995,722
Gotham Funding Corporation 144A(z)	0.11	02/03/2012	17,000,000	16,999,836
Gotham Funding Corporation 144A(z)	0.15	02/10/2012	25,000,000	24,998,938
Gotham Funding Corporation 144A(z)	0.17	02/16/2012	14,000,000	13,998,950
Gotham Funding Corporation 144A(z)	0.17	02/23/2012	40,000,000	39,995,600
Gotham Funding Corporation 144A(z)	0.17	02/24/2012	24,000,000	23,997,240
Gotham Funding Corporation 144A(z)	0.17	03/01/2012	9,000,000	8,998,695
Gotham Funding Corporation 144A(z)	0.18	02/17/2012	18,000,000	17,998,480
Govco LLC 144A(z)	0.19	02/02/2012	10,000,000	9,999,897
Govco LLC 144A(z)	0.30	03/22/2012	7,000,000	6,996,986
Govco LLC 144A(z)	0.30	03/23/2012	7,000,000	6,996,926
Govco LLC 144A(z)	0.30	04/19/2012	10,000,000	9,993,500
Govco LLC 144A(z)	0.30	04/27/2012	15,000,000	14,989,250
Govco LLC 144A(z)	0.31	02/07/2012	35,000,000	34,997,900
Govco LLC 144A(z)	0.32	03/27/2012	9,000,000	8,995,463
Govco LLC 144A(z)	0.32	03/28/2012	6,000,000	5,996,920
Govco LLC 144A(z)	0.41	02/27/2012	50,000,000	49,984,833
Jupiter Securitization Company LLC 144A(z)	0.12	02/13/2012	16,000,000	15,999,307
Jupiter Securitization Company LLC 144A(z)	0.17	02/28/2012	15,000,000	14,997,975
Jupiter Securitization Company LLC 144A(z)	0.21	02/15/2012	10,000,000	9,999,144
Jupiter Securitization Company LLC 144A(z)	0.21	03/08/2012	10,000,000	9,997,800
Kells Funding LLC±144A	0.56	02/21/2012	15,000,000	15,000,000
Liberty Funding LLC 144A	0.00	02/01/2012	27,000,000	27,000,000
Liberty Funding LLC 144A(z)	0.12	02/02/2012	2,000,000	1,999,987
Liberty Funding LLC 144A(z)	0.13	02/16/2012	28,000,000	27,998,367
Liberty Funding LLC 144A(z)	0.13	02/17/2012	15,000,000	14,999,067
Liberty Funding LLC 144A(z)	0.18	03/19/2012	25,000,000	24,994,125
Liberty Funding LLC 144A(z)	0.18	03/20/2012	11,000,000	10,997,360
MetLife Short Term Funding 144A(z)	0.18	03/13/2012	10,000,000	9,997,950
MetLife Short Term Funding 144A(z)	0.20	02/13/2012	10,000,000	9,999,267
MetLife Short Term Funding 144A(z)	0.20	02/14/2012	10,000,000	9,999,206
MetLife Short Term Funding 144A(z)	0.21	02/15/2012	2,000,000	1,999,821
MetLife Short Term Funding 144A(z)	0.21	04/11/2012	22,000,000	21,991,017
MetLife Short Term Funding 144A(z)	0.32	03/20/2012	15,100,000	15,093,356
MetLife Short Term Funding 144A(z)	0.32	03/26/2012	3,000,000	2,998,515
MetLlife Short Term Funding 144A(z)	0.14	02/06/2012	20,000,000	19,999,528
MetLlife Short Term Funding 144A(z)	0.15	02/07/2012	10,000,000	9,999,717
MetLlife Short Term Funding 144A(z)	0.18	03/27/2012	10,000,000	9,997,250
New York Life Capital Corporation 144A(z)	0.12	03/23/2012	12,000,000	11,997,960

12	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
New York Life Capital Corporation 144A(z)	0.16%	03/16/2012	$11,000,000	$10,997,849
Old Line Funding LLC 144A(z)	0.20	02/10/2012	3,000,000	2,999,835
Old Line Funding LLC 144A(z)	0.21	02/21/2012	24,000,000	23,997,066
Old Line Funding LLC 144A(z)	0.21	02/22/2012	12,049,000	12,047,454
Old Line Funding LLC 144A(z)	0.21	02/23/2012	28,049,000	28,045,229
Old Line Funding LLC 144A(z)	0.21	02/24/2012	19,000,000	18,997,329
Old Line Funding LLC 144A(z)	0.21	04/10/2012	3,000,000	2,998,793
Old Line Funding LLC 144A(z)	0.22	03/27/2012	10,000,000	9,996,639
Old Line Funding LLC 144A(z)	0.22	04/02/2012	10,000,000	9,996,272
Old Line Funding LLC 144A(z)	0.24	03/20/2012	6,000,000	5,998,080
Straight-A Funding LLC(z)	0.19	03/26/2012	35,000,000	34,990,025
Straight-A Funding LLC 144A(z)	0.19	04/02/2012	4,198,000	4,196,648
Straight-A Funding LLC(z)	0.19	04/09/2012	1,000,000	999,641
Straight-A Funding LLC 144A(z)	0.19	04/09/2012	20,000,000	19,992,822
Straight-A Funding LLC 144A(z)	0.19	04/20/2012	45,000,000	44,981,238
Straight-A Funding LLC 144A(z)	0.19	04/23/2012	45,000,000	44,980,525
Straight-A Funding LLC 144A(z)	0.19	04/27/2012	22,000,000	21,990,014
Sydney Capital Corporation 144A(z)	0.34	03/15/2012	16,000,000	15,993,311
Thunder Bay Funding LLC 144A(z)	0.19	02/08/2012	5,000,000	4,999,786
Thunder Bay Funding LLC 144A(z)	0.20	02/13/2012	5,000,000	4,999,633
Thunder Bay Funding LLC 144A(z)	0.21	02/21/2012	10,000,000	9,998,778
Thunder Bay Funding LLC 144A(z)	0.21	02/22/2012	15,000,000	14,998,075
Thunder Bay Funding LLC 144A(z)	0.21	02/23/2012	20,000,000	19,997,311
Thunder Bay Funding LLC 144A(z)	0.21	02/24/2012	25,000,000	24,996,486
Thunder Bay Funding LLC 144A(z)	0.21	03/07/2012	15,067,000	15,063,777
Thunder Bay Funding LLC 144A(z)	0.21	04/05/2012	5,000,000	4,998,133
Thunder Bay Funding LLC 144A(z)	0.21	04/09/2012	14,000,000	13,994,447
Thunder Bay Funding LLC 144A(z)	0.21	04/10/2012	15,000,000	14,993,963
Thunder Bay Funding LLC 144A(z)	0.24	03/20/2012	5,000,000	4,998,400
Victory Receivables 144A(z)	0.09	02/02/2012	41,000,000	40,999,795
Victory Receivables 144A(z)	0.12	02/03/2012	38,000,000	37,999,620
Victory Receivables 144A(z)	0.17	02/14/2012	30,000,000	29,998,050
Victory Receivables 144A(z)	0.17	02/15/2012	5,000,000	4,999,650
Victory Receivables 144A(z)	0.17	02/16/2012	10,000,000	9,999,250
Victory Receivables 144A(z)	0.17	02/22/2012	8,000,000	7,999,160
White Point Funding Incorporated 144A(z)	0.63	03/06/2012	2,000,000	1,998,772
White Point Funding Incorporated 144A(z)	0.63	03/08/2012	2,000,000	1,998,700
Working Capital Management Company 144A(z)	0.25	02/07/2012	20,000,000	19,999,033

				1,721,757,862

Financial Company Commercial Paper: 15.91%
ANZ National Limited 144A(z)	0.31	03/02/2012	7,000,000	6,998,133
ANZ National Limited 144A(z)	0.34	03/23/2012	13,000,000	12,993,554
ASB Finance Limited 144A(z)	0.35	02/21/2012	32,000,000	31,993,422
ASB Finance Limited±144A	0.56	05/31/2012	24,000,000	24,000,000
ASB Finance Limited±144A	0.57	06/08/2012	24,000,000	23,999,306
Australia & New Zealand Banking Group Limited 144A(z)	0.24	02/21/2012	17,000,000	16,997,639
Australia & New Zealand Banking Group Limited 144A(z)	0.24	02/22/2012	15,000,000	14,997,813
Australia & New Zealand Banking Group Limited 144A(z)	0.24	02/28/2012	18,000,000	17,996,625
Australia & New Zealand Banking Group Limited 144A(z)	0.24	02/29/2012	28,000,000	27,994,556
Australia & New Zealand Banking Group Limited 144A(z)	0.24	03/01/2012	13,000,000	12,997,382

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commercial Paper (continued)
Australia & New Zealand Banking Group Limited 144A(z)	0.24%	03/02/2012	$10,000,000	$9,997,917
Australia & New Zealand Banking Group Limited 144A(z)	0.24	03/05/2012	9,000,000	8,997,938
Australia & New Zealand Banking Group Limited 144A(z)	0.27	03/23/2012	12,000,000	11,995,410
Axis Bank Limited(z)	0.46	02/17/2012	28,000,000	27,993,902
Axis Bank Limited(z)	0.57	03/26/2012	5,000,000	4,995,650
BNZ International Funding Limited 144A(z)	0.20	03/14/2012	16,000,000	15,996,267
BNZ International Funding Limited 144A(z)	0.26	04/19/2012	10,000,000	9,994,367
BNZ International Funding Limited 144A(z)	0.35	03/01/2012	5,000,000	4,998,550
Caisse Centrale Desjardins du Quebec 144A(z)	0.10	02/06/2012	17,000,000	16,999,717
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	02/03/2012	6,500,000	6,499,942
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	02/09/2012	10,000,000	9,999,733
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	02/13/2012	38,191,000	38,189,472
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	02/17/2012	25,000,000	24,998,667
Caisse Centrale Desjardins du Quebec 144A(z)	0.12	02/24/2012	6,000,000	5,999,540
Caisse Centrale Desjardins du Quebec 144A(z)	0.12	02/27/2012	11,000,000	10,999,047
Caisse Centrale Desjardins du Quebec 144A(z)	0.13	02/07/2012	10,000,000	9,999,750
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	03/08/2012	3,000,000	2,999,460
Commonwealth Bank of Australia 144A(z)	0.19	02/06/2012	20,000,000	19,999,361
Commonwealth Bank of Australia 144A(z)	0.24	03/01/2012	41,000,000	40,991,542
Commonwealth Bank of Australia 144A(z)	0.24	03/02/2012	7,000,000	6,998,542
Commonwealth Bank of Australia 144A(z)	0.24	03/06/2012	24,000,000	23,994,447
Commonwealth Bank of Australia 144A(z)	0.26	02/21/2012	25,000,000	24,996,250
DBS Bank Limited 144A(z)	0.34	03/19/2012	12,000,000	11,994,517
DBS Bank Limited 144A(z)	0.34	03/21/2012	13,000,000	12,993,807
DBS Bank Limited 144A(z)	0.37	05/01/2012	22,000,000	21,979,650
DBS Bank Limited 144A(z)	0.37	05/03/2012	10,000,000	9,990,544
DBS Bank Limited 144A(z)	0.48	04/16/2012	16,000,000	15,984,000
DBS Bank Limited 144A(z)	0.48	04/18/2012	22,000,000	21,977,413
General Electric Capital Corporation(z)	0.17	02/28/2012	25,000,000	24,996,625
General Electric Capital Corporation(z)	0.27	02/29/2012	15,000,000	14,996,733
ICICI Bank Limited(z)	0.53	02/27/2012	5,000,000	4,998,014
Louis Dreyfus Commodities LLC(z)	0.27	02/10/2012	22,000,000	21,998,350
Louis Dreyfus Commodities LLC(z)	0.39	03/05/2012	10,000,000	9,996,333
New York Life Capital Corporation 144A(z)	0.11	02/07/2012	12,000,000	11,999,740
Oversea-Chinese Banking Corporation Limited(z)	0.39	02/07/2012	28,000,000	27,997,900
Oversea-Chinese Banking Corporation Limited(z)	0.56	04/10/2012	27,000,000	26,970,503
Suncorp Group Limited 144A(z)	0.31	02/28/2012	20,000,000	19,995,200
Suncorp Group Limited 144A(z)	0.42	02/06/2012	4,000,000	3,999,722
Suncorp Group Limited 144A(z)	0.48	03/12/2012	5,000,000	4,997,250
Toronto-Dominion Holdings Incorporated 144A(z)	0.18	02/08/2012	30,000,000	29,998,775
Toronto-Dominion Holdings Incorporated 144A(z)	0.19	02/10/2012	30,000,000	29,998,425
Toyota Motor Credit Corporation(z)	0.22	02/09/2012	9,000,000	8,999,500
Toyota Motor Credit Corporation(z)	0.29	02/24/2012	9,000,000	8,998,275
UOB Funding LLC(z)	0.25	03/12/2012	9,000,000	8,997,400
UOB Funding LLC(z)	0.36	02/08/2012	9,000,000	8,999,274
UOB Funding LLC(z)	0.37	02/09/2012	18,000,000	17,998,340
UOB Funding LLC(z)	0.44	03/08/2012	10,000,000	9,995,500
Westpac Banking Corporation 144A(z)	0.27	03/05/2012	15,000,000	14,996,150
Westpac Banking Corporation 144A(z)	0.29	03/01/2012	16,000,000	15,996,133
Westpac Securities NZ Limited 144A(z)	0.28	04/19/2012	8,000,000	7,995,147
Westpac Securities NZ Limited±144A	0.45	04/11/2012	16,000,000	15,999,882

14	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commercial Paper (continued)
Westpac Securities NZ Limited±144A	0.63%	04/16/2012	$10,000,000	$10,000,000

				986,443,003

Other Commercial Paper: 3.26%
ACTS Retirement Life Communities Incorporated(z)	0.19	02/27/2012	3,000,000	2,999,567
ACTS Retirement Life Communities Incorporated(z)	0.19	02/28/2012	3,000,000	2,999,550
BP Capital Markets plc 144A(z)	0.24	02/17/2012	31,000,000	30,996,556
Coca-Cola Company 144A(z)	0.07	03/23/2012	10,000,000	9,999,008
Coca-Cola Company 144A(z)	0.10	02/22/2012	5,000,000	4,999,708
Coca-Cola Company 144A(z)	0.11	04/20/2012	10,000,000	9,997,586
Coca-Cola Company 144A(z)	0.11	04/25/2012	10,000,000	9,997,433
Coca-Cola Company 144A(z)	0.13	03/13/2012	12,000,000	11,998,224
Coca-Cola Company 144A(z)	0.13	03/19/2012	19,000,000	18,996,775
Coca-Cola Company 144A(z)	0.14	02/13/2012	5,000,000	4,999,750
Coca-Cola Company 144A(z)	0.14	03/12/2012	35,000,000	34,994,555
Coca-Cola Company 144A(z)	0.14	03/15/2012	4,000,000	3,999,331
General Electric Capital Corporation(z)	0.08	02/14/2012	20,000,000	19,999,350
General Electric Capital Corporation(z)	0.13	03/28/2012	20,000,000	19,995,956
Toyota Motor Credit Corporation(z)	0.13	02/02/2012	2,000,000	1,999,986
Toyota Motor Credit Corporation(z)	0.17	02/03/2012	2,000,000	1,999,972
University of Washington	0.27	04/02/2012	2,000,000	2,000,000
Wal-Mart Stores Incorporated 144A(z)	0.05	02/13/2012	9,000,000	8,999,850

				201,973,157

Total Commercial Paper (Cost $2,910,174,022)				2,910,174,022

Government Agency Debt: 1.90%
FHLB±	0.23	02/05/2013	10,000,000	9,995,909
FHLB±	0.26	03/07/2013	16,000,000	15,994,673
FHLB±	0.26	05/09/2013	3,000,000	2,998,840
FHLB±	0.27	03/28/2013	16,000,000	15,996,139
FHLB±	0.27	05/02/2013	7,000,000	6,998,220
FHLB±	0.29	04/01/2013	15,000,000	15,000,000
FHLB±	0.29	05/17/2013	16,000,000	16,000,000
FHLB±	0.31	05/17/2013	6,000,000	6,000,000
FHLMC±	0.22	02/02/2012	29,000,000	28,999,936

Total Government Agency Debt (Cost $117,983,717)				117,983,717

Municipal Bonds and Notes: 20.59%

Alabama: 0.16%

Variable Rate Demand Note§: 0.16%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Miscellaneous Revenue) 144A	0.13	11/15/2046	10,000,000	10,000,000

California: 3.83%

Other Municipal Debt: 0.57%
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11/01/2012	3,000,000	3,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	02/01/2013	3,000,000	3,000,000
San Francisco CA Public Utilities Commission (Tax Revenue)	0.17	03/06/2012	20,000,000	20,000,000
San Jose CA International Airport (Airport Revenue)	0.61	03/13/2012	4,000,000	4,000,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Municipal Debt (continued)
Turlock Irrigation District California (Housing Revenue)	0.22%	02/01/2012	$5,000,000	$5,000,000

				35,000,000

Variable Rate Demand Notes§: 3.26%
ABAG Finance Authority for Nonprofit Corporations California MFHR Geneva Pointe Apartments Series A (Housing Revenue, FNMA Insured)	0.07	03/15/2037	11,145,000	11,145,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)	0.07	08/01/2031	3,500,000	3,500,000
California CDA Pravillions Apartments Series M (Housing Revenue, FNMA Insured)	0.07	08/15/2034	3,500,000	3,500,000
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured)	0.13	07/01/2047	9,000,000	9,000,000
California Economic Recovery Series C-5 (Tax Revenue, Bank of America NA LOC)	0.04	07/01/2023	12,000,000	12,000,000
California HFA Program Series A (Housing Revenue, FNMA Insured, GO of Agency Insured)	0.06	08/01/2036	2,000,000	2,000,000
California HFFA Catholic Healthcare Series C (Health Revenue, NATL-RE Insured)	0.07	07/01/2020	2,000,000	2,000,000
California HFFA Catholic Healthcare Series H (Health Revenue, Bank of America NA LOC)	0.08	07/01/2035	200,000	200,000
California Series C-2 (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.04	05/01/2033	4,000,000	4,000,000
Camarillo CA Hacienda de Camarillo Project (Housing Revenue, FNMA Insured)	0.07	10/15/2026	5,065,000	5,065,000
Contra Costa County CA Creekview Apartments Series B (Housing Revenue, FHLMC Insured)	0.07	07/01/2036	4,000,000	4,000,000
East Bay California MUD Water System Series 2011A-2 JPMorgan Chase PUTTER Trust Series 4032 (Miscellaneous Revenue) 144A	0.08	06/26/2012	8,000,000	8,000,000
JPMorgan Chase PUTTER Trust Series 3966 (Tax Revenue) 144A	0.08	08/12/2012	3,000,000	3,000,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured)	0.07	08/01/2018	6,500,000	6,500,000
Los Angeles CA Community RDA Academy Village Apartments Series A (Housing Revenue, FHLMC Insured)	0.05	10/01/2019	500,000	500,000
Los Angeles CA Sub Series C (Water & Sewer Revenue, JPMorgan Chase Bank LOC)	0.06	06/01/2028	6,105,000	6,105,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (Miscellaneous Revenue) 144A	0.08	08/12/2012	3,230,000	3,230,000
Metropolitan Water District of Southern California Series B (Water & Sewer Revenue)	0.05	07/01/2027	5,000,000	5,000,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC)	0.06	02/01/2035	21,000,000	21,000,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Lease Revenue, Bank of America NA LOC)	0.07	03/01/2037	22,955,000	22,955,000
Riverside CA Series C (Utilities Revenue, Bank of America NA LOC)	0.05	10/01/2035	7,135,000	7,135,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.08	02/01/2035	3,000,000	3,000,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured)	0.07	12/01/2022	4,000,000	4,000,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC)	0.05	08/01/2037	7,000,000	7,000,000
San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured)	0.07	01/15/2033	3,500,000	3,500,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured)	0.08	01/15/2035	3,500,000	3,500,000
San Francisco CA City & County Finance Corporation Moscone Center Project Series 2008 (Lease Revenue, Bank of America NA LOC)	0.05	04/01/2030	1,940,000	1,940,000

16	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
San Francisco CA City & County Redevelopment Agency 3rd Mission C (Housing Revenue, FNMA Insured)	0.06%	06/15/2034	$5,000,000	$5,000,000
San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.08	08/01/2032	5,000,000	5,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.07	09/15/2032	1,800,000	1,800,000
Simi Valley CA MFHA Series A (Housing Revenue, FHLMC Insured)	0.05	07/01/2023	8,000,000	8,000,000
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, U.S. Bank NA LOC)	0.05	07/01/2036	5,000,000	5,000,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.05	12/01/2038	14,730,000	14,730,000

				202,305,000

Colorado: 0.64%

Variable Rate Demand Notes§: 0.64%
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FNMA Insured)	0.15	05/01/2050	15,535,000	15,535,000
Denver CO City & County Subseries G1 (Airport Revenue, Assured Guaranty Insured)	0.08	11/15/2025	4,000,000	4,000,000
Denver CO City & County Subseries G2 (Airport Revenue, Assured Guaranty Insured)	0.08	11/15/2025	8,050,000	8,049,999
Denver CO Public Schools Series A-4 (Lease Revenue, Royal Bank of Canada LOC, AGM Insured)	0.12	12/15/2037	7,000,000	7,000,000
JPMorgan Chase PUTTER Trust Series 4024 (Miscellaneous Revenue) 144A	0.08	06/27/2012	5,000,000	5,000,000

				39,584,999

Connecticut: 0.08%

Variable Rate Demand Note§: 0.08%
New Britain CT Taxable Pension Series C (Tax Revenue, JPMorgan Chase Bank LOC)	0.35	02/01/2026	5,000,000	5,000,000

Delaware: 0.29%

Variable Rate Demand Note§: 0.29%
Puttable Floating Option Taxable Notes Series TNP-1002 (Miscellaneous Revenue) 144A	1.95	03/15/2012	18,025,000	18,025,000

District of Columbia: 0.38%

Other Municipal Debt: 0.17%
District of Columbia Metropolitan Airport Authority (Airport Revenue)	0.22	02/13/2012	7,500,000	7,500,000
District of Columbia Water & Sewer Authority (Water & Sewer Revenue)	0.20	03/12/2012	3,000,000	3,000,000

				10,500,000

Variable Rate Demand Notes§: 0.21%
District of Columbia The American University Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	04/01/2038	9,000,000	9,000,000
Puttable Floating Option Taxable Notes Series TN-033 (Education Revenue) 144A	0.52	10/01/2035	4,000,000	4,000,000

				13,000,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Florida: 0.40%

Variable Rate Demand Notes§: 0.40%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.06%	03/01/2038	$2,000,000	$2,000,000
Palm Beach County FL Pine Crest Preparatory School Incorporated Project Series 2008 (Education Revenue, Bank of America NA LOC)	0.13	06/01/2032	6,015,000	6,015,000
Pinellas County FL Health Facilities Authority Series B1 (Health Revenue, AGM Insured)	0.10	11/15/2033	13,000,000	13,000,000
Volusia County FL Eclipse Funding Trust (Lease Revenue, U.S. Bank NA LOC, FSA Insured)	0.07	08/01/2013	1,995,000	1,995,000
Volusia County FL Eclipse Funding Trust (Lease Revenue, U.S. Bank NA LOC, FSA Insured)	0.07	08/01/2032	1,995,000	1,995,000

				25,005,000

Georgia: 0.20%

Variable Rate Demand Notes§: 0.20%
Columbus GA Housing Development Authority PFOTER Series TN-024 (Housing Revenue, ACA Insured) 144A	0.52	10/01/2039	5,265,000	5,265,000
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Energy Revenue)	0.08	08/01/2040	6,995,000	6,995,000

				12,260,000

Illinois: 0.56%

Variable Rate Demand Notes§: 0.56%
Chicago IL Midway Airport Series A2 (Airport Revenue, JPMorgan Chase Bank LOC)	0.10	01/01/2025	935,000	935,000
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.07	05/01/2014	4,000,000	4,000,000
Chicago IL Waterworks Revenue Subseries 2001-1 (Water & Sewer Revenue)	0.08	11/01/2030	2,000,000	2,000,000
Chicago IL Waterworks Revenue Subseries 2001-2 (Water & Sewer Revenue)	0.08	11/01/2030	5,000,000	5,000,000
Cook County IL Series D-2 (Miscellaneous Revenue)	0.18	11/01/2030	1,000,000	1,000,000
Illinois Finance Authority Resurrection Health Project Series 2005-B (Health Revenue, JPMorgan Chase Bank LOC)	0.07	05/15/2035	6,000,000	6,000,000
Quincy IL Blessing Hospital (Health Revenue, JPMorgan Chase Bank LOC)	0.07	11/15/2029	10,690,000	10,690,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR Insured, MBIA Insured)	0.08	03/01/2014	5,000,000	5,000,000

				34,625,000

Indiana: 0.15%

Variable Rate Demand Notes§: 0.15%
Indiana Finance Authority Trinity Health Credit Group Series 2008D-1 (Health Revenue)	0.04	12/01/2034	4,000,000	4,000,000
Indiana Housing & CDA (Housing Revenue)	0.09	07/01/2036	5,000,000	5,000,000

				9,000,000

Iowa: 0.11%

Variable Rate Demand Note§: 0.11%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.09	06/01/2039	6,940,000	6,940,000

18	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Kansas: 0.15%

Variable Rate Demand Note§: 0.15%
Kansas State Department of Transportation Series C-2 (Transportation Revenue)	0.06%	09/01/2019	$9,420,000	$9,420,000

Kentucky: 0.17%

Variable Rate Demand Notes§: 0.17%
JPMorgan Chase PUTTER/DRIVER Trust Series 4012 (Water & Sewer Revenue) 144A	0.08	12/12/2012	6,000,000	6,000,000
Warren County KY IDA Series B-1 (IDR, Bank of America NA LOC)	0.58	12/01/2018	4,200,000	4,200,000

				10,200,000

Louisiana: 0.45%

Variable Rate Demand Notes§: 0.45%
Louisiana Stadium & Exposition PFOTER Series TN-013 (Miscellaneous Revenue) 144A	0.52	07/01/2036	7,000,000	7,000,000
Louisiana State Gas & Fuel Series ROC RR-II-R-661 (Energy Revenue, FSA Insured)	0.08	05/01/2014	10,000,000	10,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.08	11/01/2040	7,000,000	7,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.10	11/01/2040	4,000,000	4,000,000

				28,000,000

Maryland: 0.22%

Variable Rate Demand Notes§: 0.22%
Maryland CDA Series 2006-G (Housing Revenue)	0.10	09/01/2040	4,000,000	4,000,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.12	01/01/2029	9,855,000	9,855,000

				13,855,000

Massachusetts: 0.14%

Variable Rate Demand Notes§: 0.14%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured)	0.06	01/01/2029	2,000,000	2,000,000
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.11	10/01/2031	2,330,000	2,330,000
Massachusetts HEFA Boston University Project Series N (Education Revenue, Bank of America NA LOC)	0.16	10/01/2034	475,000	475,000
Massachusetts HEFA Children’s Hospital Project Series N-3 (Health Revenue, JPMorgan Chase Bank LOC)	0.06	10/01/2038	1,000,000	1,000,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured)	0.07	08/01/2037	2,810,000	2,810,000

				8,615,000

Michigan: 0.27%

Variable Rate Demand Notes§: 0.27%
Michigan HEFAR Calvin College Project Series B (Education Revenue, JPMorgan Chase Bank LOC)	0.07	09/01/2037	7,000,000	7,000,000
Michigan Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.10	10/01/2037	7,555,000	7,555,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Wayne County MI IDA Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.17%	05/01/2020	$2,000,000	$2,000,000

				16,555,000

Minnesota: 0.10%

Variable Rate Demand Notes§: 0.10%
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.20	10/01/2038	4,100,000	4,100,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, Assured Guaranty Insured)	0.08	05/01/2042	2,000,000	2,000,000

				6,100,000

Mississippi: 0.88%

Variable Rate Demand Notes§: 0.88%
Jackson County MS Port Facility Chevron USA Incorporated Project (IDR)	0.04	06/01/2023	5,000,000	5,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 2009B (IDR)	0.04	12/01/2030	5,000,000	5,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR)	0.04	12/01/2030	8,000,000	8,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (IDR)	0.04	11/01/2035	2,000,000	2,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series E (IDR)	0.04	12/01/2030	5,000,000	5,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series H (IDR)	0.05	11/01/2035	4,000,000	4,000,000
Mississippi Nissan Project Series A (Tax Revenue, GO of Commonwealth Insured)	0.17	11/01/2028	25,440,000	25,439,019

				54,439,019

Missouri: 0.12%

Variable Rate Demand Notes§: 0.12%
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.07	04/01/2027	3,000,000	3,000,000
Missouri Development Finance Board Nelson Gallery Foundation Series A (IDR)	0.06	12/01/2033	4,635,000	4,635,000

				7,635,000

Nebraska: 0.08%

Variable Rate Demand Note§: 0.08%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Energy Revenue)	0.08	08/01/2039	4,940,000	4,940,000

Nevada: 0.29%

Variable Rate Demand Notes§: 0.29%
Clark County NV Southwest Gas Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.10	03/01/2038	6,000,000	6,000,000
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.10	10/01/2035	7,835,000	7,835,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	05/01/2037	4,000,000	4,000,000

				17,835,000

20	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

New Hampshire: 0.06%

Variable Rate Demand Note§: 0.06%
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.06%	06/01/2038	$3,920,000	$3,920,000

New Jersey: 0.52%

Variable Rate Demand Notes§: 0.52%
New Jersey EDA Lawrenceville School Project Series B (Miscellaneous Revenue)	0.05	07/01/2026	6,000,000	6,000,000
New Jersey EDA NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.09	06/01/2026	5,000,000	5,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.09	06/01/2032	6,000,000	6,000,000
New Jersey Housing & Mortgage Finance Agency Series B (Housing Revenue, Bank of America NA LOC)	0.08	05/01/2048	1,980,000	1,980,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.09	04/15/2014	13,200,000	13,200,000

				32,180,000

New York: 2.24%

Variable Rate Demand Notes§: 2.24%
Abraham Joshua Hesehal School New York Series 2010 (Miscellaneous Revenue, TD Bank NA LOC)	0.20	01/01/2040	3,710,000	3,710,000
Merrill Lynch PFOTER Series TN-019 (Miscellaneous Revenue) 144A	0.52	07/26/2012	8,000,000	8,000,000
Nassau County NY Interim Finance Authority Series E (Tax Revenue)	0.08	11/15/2014	5,000,000	5,000,000
New York City NY Housing Development Corporation Multi-Family Rental Housing The Balton Project Series A (Housing Revenue, Bank of America NA LOC, FHLMC Insured)	0.08	09/01/2049	4,000,000	4,000,000
New York City NY Housing Development Corporation Via Verde Apartments Series A (Housing Revenue, JPMorgan Chase Bank LOC)	0.12	01/01/2016	1,600,000	1,600,000
New York City NY Municipal Water Finance Authority Subseries A-1 (Water & Sewer Revenue)	0.03	06/15/2044	10,000,000	10,000,000
New York City NY Subseries B-3 (Tax Revenue, TD Bank NA LOC)	0.04	09/01/2027	2,000,000	2,000,000
New York City NY Subseries C-4 (Tax Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.05	08/01/2020	12,000,000	12,000,000
New York City NY Subseries L-3 (Tax Revenue)	0.05	04/01/2036	4,770,000	4,770,000
New York City NY Transitional Financing Authority Class A (Miscellaneous Revenue, FSA-CR Insured, FGIC Insured, State Aid Withholding Insured)	0.09	07/15/2036	13,300,000	13,300,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured)	0.14	05/15/2034	5,000,000	5,000,000
New York HFA Clinto Green South Project Series A (Housing Revenue, FHLMC Insured)	0.06	11/01/2038	5,000,000	5,000,000
New York HFA Multi-Family Housing Second Mortgage Series A (Housing Revenue, FNMA Insured)	0.06	05/01/2029	2,000,000	2,000,000
New York HFA Remeeder Houses Project Series A (Housing Revenue, Citibank NA LOC)	0.09	05/01/2039	5,000,000	5,000,000
New York HFA Series A (Housing Revenue, FHLMC Insured)	0.05	11/01/2037	3,000,000	3,000,000
New York HFA Series L (Housing Revenue, Bank of America NA LOC)	0.08	09/15/2021	3,000,000	3,000,000
New York HFA Taxable 600 West 42nd B (Housing Revenue, Bank of New York LOC)	0.18	11/01/2041	2,575,000	2,575,000
New York HFA Victory Housing Project Series 2000-A (Miscellaneous Revenue, FHLMC Insured)	0.06	11/01/2033	2,000,000	2,000,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New York HFA Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)	0.06%	11/01/2033	$10,400,000	$10,400,000
New York HFA West 31st Street Housing Project Series A (Housing Revenue, FNMA Insured)	0.09	05/15/2038	5,000,000	5,000,000
New York Metropolitan Transportation Authority ROC RR-II-R-11645 (Transportation Revenue, FSA Insured) 144A	0.23	11/15/2025	4,830,000	4,830,000
New York Mortgage Agency Series 144 (Housing Revenue)	0.10	10/01/2037	5,000,000	5,000,000
New York Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue)	0.02	06/15/2038	1,000,000	1,000,000
New York PFOTER Series TN-012 (Miscellaneous Revenue) 144A	0.52	06/15/2053	7,710,000	7,710,000
Puttable Floating Option Taxable Notes Series TN-037 (Miscellaneous Revenue) 144A	0.52	10/01/2046	9,000,000	9,000,000
Puttable Floating Option Taxable Notes Series TNP-1004 (Resource Recovery Revenue, AMBAC Insured) 144A	1.10	12/01/2026	4,000,000	4,000,000

				138,895,000

Ohio: 0.45%

Variable Rate Demand Notes§: 0.45%
Allen County OH Hospital Facilities Catholic Healthcare Series A (Health Revenue, Bank of America NA LOC)	0.07	10/01/2031	10,000,000	10,000,000
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.07	08/15/2041	4,975,000	4,975,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue)	0.04	10/01/2041	2,000,000	2,000,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured)	0.21	09/01/2039	7,169,000	7,169,000
Ohio State University Hospitals Health System Incorporated Project Series 2008D (Health Revenue, JPMorgan Chase Bank LOC)	0.07	01/15/2035	4,000,000	4,000,000

				28,144,000

Oklahoma: 0.38%

Variable Rate Demand Notes§: 0.38%
Oklahoma Turnpike Authority Series F (Transportation Revenue, JPMorgan Chase Bank LOC)	0.06	01/01/2028	20,535,000	20,535,000
Oklahoma Turnpike Authority Series E (Transportation Revenue, JPMorgan Chase Bank LOC)	0.06	01/01/2028	3,000,000	3,000,000

				23,535,000

Oregon: 0.08%

Variable Rate Demand Note§: 0.08%
JPMorgan Chase PUTTER Trust Series 3989 (Miscellaneous Revenue) 144A	0.08	06/29/2012	5,000,000	5,000,000

Pennsylvania: 1.88%

Variable Rate Demand Notes§: 1.88%
Allegheny County PA IDA Longwood Oakmont Incorporated Series 2011-A (Health Revenue, PNC Bank NA LOC)	0.05	12/01/2041	3,900,000	3,900,000
Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)	0.08	12/01/2035	4,000,000	4,000,000
Berks County PA Municipal Authority Royal Bank of Canada Floater Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.08	11/01/2012	2,000,000	2,000,000
Delaware River Port Authority PA Series B (Port Authority Revenue, Bank of America NA LOC)	0.04	01/01/2026	19,000,000	19,000,000

22	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.06%	07/01/2037	$14,000,000	$14,000,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.11	08/01/2030	2,000,000	2,000,000
Pennsylvania HFA Series 88-C (Housing Revenue, GO of Agency Insured)	0.07	04/01/2037	7,460,000	7,460,000
Pennsylvania HFA Series 94-B (Housing Revenue, GO of Agency Insured)	0.07	04/01/2027	10,000,000	10,000,000
Pennsylvania HFA Series 95-C (Housing Revenue)	0.10	04/01/2026	12,000,000	12,000,000
Philadelphia PA Airport Revenue Series 2005 C-2 (Port Authority Revenue, Royal Bank of Canada LOC)	0.06	06/15/2025	10,000,000	10,000,000
Puttable Floating Option Taxable Notes Series TNP-1003 (Education Revenue) 144A	1.10	06/01/2047	31,995,000	31,995,000

				116,355,000

South Carolina: 0.39%

Other Municipal Debt: 0.39%
South Carolina Public Service Authority (IDR)	0.20	03/26/2012	8,000,000	8,000,000
South Carolina Public Service Authority (IDR)	0.20	03/27/2012	9,000,000	9,000,000
South Carolina Public Service Authority (IDR)	0.22	03/20/2012	4,000,000	4,000,000
York County SC PCR Series 2000 B-1 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45	03/01/2012	1,000,000	1,000,000
York County SC PCR Series 2000 B-3 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45	03/01/2012	2,000,000	2,000,000

				24,000,000

South Dakota: 0.03%

Variable Rate Demand Note§: 0.03%
South Dakota Housing Development Authority Series C (Airport Revenue, FNMA Insured)	0.09	05/01/2037	2,000,000	2,000,000

Tennessee: 0.34%

Variable Rate Demand Notes§: 0.34%
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.10	07/01/2034	6,445,000	6,445,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.10	02/01/2036	3,420,000	3,420,000
Nashville & Davidson County TN Metropolitan Government Stewarts Ferry Apartments Project (Housing Revenue, FHLMC Insured)	0.07	01/01/2034	1,000,000	1,000,000
Nashville & Davidson County TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.11	12/01/2041	2,000,000	2,000,000
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Miscellaneous Revenue)	0.13	12/01/2016	8,090,000	8,090,000

				20,955,000

Texas: 3.89%

Other Municipal Debt: 0.33%
Austin TX Series A (Tax Revenue)	0.10	02/01/2012	13,000,000	13,000,000
Austin TX Series A (Tax Revenue)	0.10	02/07/2012	3,450,000	3,450,000
University of Texas Permanent University Fund (Education Revenue)	0.01	02/03/2012	4,000,000	4,000,000

				20,450,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Money Market Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§: 3.56%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.09%	11/15/2017	$3,000,000	$3,000,000
Bexar County TX Health Facilities El Centro Del Barrio Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.10	12/01/2032	9,830,000	9,830,000
Bexar County TX Housing Finance Corporation Multi-Family Apartments Project Series A PFOTER (Miscellaneous Revenue, FHLMC Insured)	0.41	05/01/2032	4,990,000	4,990,000
Eclipse Funding Trust Northwest Texas Independent School District (Tax Revenue, U.S. Bank NA LOC)	0.07	08/15/2032	7,185,000	7,185,000
Gulf Coast Waste Disposal Authority Texas Environmental Facilities Revenue Exxon Mobil Project (IDR)	0.04	12/01/2025	2,000,000	2,000,000
Gulf Coast Waste Disposal Authority Texas Environmental Facilities Revenue Exxon Mobil Project Series A (IDR)	0.05	06/01/2030	2,000,000	2,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.07	06/01/2038	5,000,000	5,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase Bank LOC)	0.07	06/01/2029	7,000,000	7,000,000
Harris County TX Health Facilities Development Corporation Baylor Series A2 (Education Revenue, Bank of America NA LOC)	0.06	11/15/2047	9,925,000	9,925,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2004 A (Resource Recovery Revenue)	0.05	03/01/2023	2,000,000	2,000,000
Houston TX Utilities System Series 2004B (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.04	05/15/2034	6,000,000	6,000,000
JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue) 144A	0.08	08/30/2012	26,000,000	26,000,000
JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue) 144A	0.08	08/30/2012	12,000,000	12,000,000
JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue) 144A	0.08	08/30/2012	12,870,000	12,870,000
JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue) 144A	0.08	08/30/2012	15,000,000	15,000,000
JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue) 144A	0.08	08/30/2012	19,000,000	19,000,000
Lower Neches River Valley Authority Texas Individual Development Corporation Facilities Revenue Exxon Mobil Project Series B (IDR)	0.05	11/01/2029	3,000,000	3,000,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.13	04/01/2022	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009A (Resource Recovery Revenue)	0.06	12/01/2039	4,000,000	4,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009B (Resource Recovery Revenue)	0.06	12/01/2039	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.06	12/01/2039	3,000,000	3,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010A (IDR)	0.06	04/01/2040	5,000,000	5,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR)	0.06	11/01/2040	5,000,000	5,000,000
San Antonio TX Housing Finance Corporation PFOTER Rosemont at Pleasanton Apartments Project Series 2005 (Housing Revenue, FHLMC Insured)	0.28	07/01/2048	7,025,000	7,025,000
Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured)	0.28	02/01/2049	3,985,000	3,985,000
Texas TAN JPMorgan Chase PUTTER Series 3953 (Miscellaneous Revenue) 144A	0.08	08/30/2012	33,885,000	33,885,000
Texas Taxable Product Development Program Series A (Miscellaneous Revenue)	0.14	06/01/2045	4,480,000	4,480,000

24	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Regional Health Care Center Project Series 1997 B (Health Revenue, Bank of America NA LOC)	0.13%	07/01/2020	$3,500,000	$3,500,000

				220,675,000

Utah: 0.16%

Variable Rate Demand Note§: 0.16%
Utah State Transit Authority Series A (Tax Revenue, Bank of America NA LOC)	0.08	06/15/2042	10,000,000	10,000,000

Virginia: 0.11%

Variable Rate Demand Notes§: 0.11%
Norfolk VA Redevelopment & Housing Authority Old Dominion University Project (Education Revenue, Bank of America NA LOC)	0.09	08/01/2033	3,885,000	3,885,000
Virginia Commonwealth University Health System Authority Series B (Health Revenue, Branch Banking & Trust LOC)	0.04	07/01/2037	2,790,000	2,790,000

				6,675,000

Washington: 0.33%

Other Municipal Debt: 0.11%
Port of Seattle Washington (IDR)	0.29	02/01/2012	7,000,000	7,000,000

Variable Rate Demand Notes§: 0.22%
Seattle WA Water System (Water & Sewer Revenue, FSA-CR Insured, MBIA Insured) 144A	0.08	09/01/2012	2,000,000	2,000,000
Washington HCFR Swedish Health Services Series C (Health Revenue, Bank of America NA LOC)	0.09	11/15/2039	5,000,000	5,000,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA/FNMA Insured)	0.00	06/01/2037	2,000,000	2,000,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured)	0.11	05/15/2035	4,650,000	4,650,000

				13,650,000

West Virginia: 0.03%

Variable Rate Demand Note§: 0.03%
Monongalia County WV Building Commission General Hospital Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.11	07/01/2040	2,000,000	2,000,000

Wisconsin: 0.03%

Variable Rate Demand Note§: 0.03%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.08	09/01/2035	1,620,000	1,620,000

Total Municipal Bonds and Notes (Cost $1,275,893,018)				1,275,893,018

Other Instruments: 1.79%
Ally Auto Receivables Trust Asset Backed Security Floating Rate Note	0.49	01/16/2013	5,000,000	5,000,000
American Honda Finance Floating Rate Note±144A	0.74	03/27/2012	11,000,000	11,008,800
ANZ National Limited Yankee Corporate Bond 144A	3.25	04/02/2012	10,000,000	10,050,900
Austin TX Municipal Commercial Paper(z)	0.12	02/23/2012	3,000,000	2,999,762

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Money Market Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Instruments: (continued)
Commonwealth Bank of Australia Floating Rate Note±144A	0.85%	04/27/2012	$6,000,000	$6,003,544
GBG LLC Custody Receipts 144A§	0.10	09/01/2027	9,894,000	9,894,000
ING Bank NV Floating Rate Note±144A	0.94	02/02/2012	20,000,000	20,000,000
ING Bank NV Floating Rate Note±144A	0.95	02/10/2012	30,000,000	30,000,000
MetLife Global Funding Insurance Company Funding Agreement±144A	1.08	04/10/2012	8,000,000	8,004,250
Westpac Banking Corporation Floating Rate Note±144A	0.62	04/03/2012	8,000,000	8,005,246

Total Other Instruments (Cost $110,966,502)				110,966,502

Other Notes: 5.02%

Corporate Bonds and Notes: 5.02%
ACTS Retirement Life Communities Incorporated§	0.30	11/15/2029	2,781,000	2,781,000
Bank of America Corporation	2.38	06/22/2012	11,000,000	11,096,178
Bank of America Corporation	3.13	06/15/2012	29,000,000	29,321,113
Bank of the West (San Francisco CA)	2.15	03/27/2012	7,000,000	7,021,921
Bear Stearns LLC±	0.62	02/01/2012	6,000,000	6,000,000
Berkshire Hathaway Incorporated	1.40	02/10/2012	1,000,000	1,000,289
Citibank NA	1.88	06/04/2012	14,000,000	14,083,029
Citigroup Funding Incorporated±	0.88	04/30/2012	17,000,000	17,016,183
Citigroup Funding Incorporated	2.00	03/30/2012	9,000,000	9,027,717
General Electric Capital Corporation±	0.74	03/12/2012	18,000,000	18,004,859
General Electric Capital Corporation	2.20	06/08/2012	42,368,000	42,675,593
Goldman Sachs Group Incorporated	3.25	06/15/2012	20,000,000	20,230,676
John Deere Capital Corporation	2.88	06/19/2012	8,000,000	8,083,644
JPMorgan Chase & Company±	0.59	11/16/2012	2,000,000	2,000,000
JPMorgan Chase & Company±	0.59	01/18/2013	13,000,000	12,997,506
JPMorgan Chase & Company±	0.78	06/15/2012	6,000,000	6,006,092
JPMorgan Chase & Company±	1.07	09/21/2012	8,000,000	8,025,400
JPMorgan Chase & Company	2.13	06/22/2012	4,000,000	4,031,093
JPMorgan Chase & Company	2.20	06/15/2012	25,000,000	25,191,555
Key Bank NA	3.20	06/15/2012	5,000,000	5,056,747
LTF Real Estate LLC 144A§	0.27	06/01/2033	15,245,000	15,245,000
Morgan Stanley	1.95	06/20/2012	15,000,000	15,104,897
PNC Funding Corporation	2.30	06/22/2012	15,000,000	15,126,787
UBS AG±	1.60	02/23/2012	16,000,000	16,008,263

Total Other Notes (Cost $311,135,542)				311,135,542

Repurchase Agreements^^: 6.52%
BNP Paribas Securities Corporation, dated 1/31/2012, maturity value $104,000,462(1)	0.16	02/01/2012	104,000,000	104,000,000
Credit Suisse Securities, dated 1/31/2012, maturity value $45,000,200(2)	0.16	02/01/2012	45,000,000	45,000,000
JPMorgan Securities, dated 1/31/2012, maturity value $84,199,822(3)	0.22	02/01/2012	84,199,307	84,199,307
Societe Generale (New York), dated 1/31/2012, maturity value $22,000,110(4)	0.18	02/01/2012	22,000,000	22,000,000
Societe Generale (New York), dated 1/31/2012, maturity value $89,000,544(5)	0.22	02/01/2012	89,000,000	89,000,000
Societe Generale, dated 1/31/2012, maturity value $60,000,383(6)	0.23	02/01/2012	60,000,000	60,000,000

Total Repurchase Agreements (Cost $404,199,307)				404,199,307

26	Wells Fargo Advantage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Yield	Maturity Date	Principal	Value

Treasury Debt: 4.94%
U.S. Treasury Bill	0.02%	03/01/2012	$19,000,000	$18,999,601
U.S. Treasury Bill	0.04	02/23/2012	31,000,000	30,999,148
U.S. Treasury Bill	0.04	04/12/2012	40,000,000	39,996,647
U.S. Treasury Bill	0.04	05/17/2012	33,000,000	32,996,113
U.S. Treasury Bill	0.05	02/09/2012	25,000,000	24,999,667
U.S. Treasury Bill	0.05	05/24/2012	37,000,000	36,994,311
U.S. Treasury Bill	0.06	04/19/2012	43,000,000	42,994,177
U.S. Treasury Bill	0.07	02/16/2012	59,000,000	58,998,281
U.S. Treasury Bill	0.07	05/31/2012	19,000,000	18,995,408

Total Treasury Debt (Cost $305,973,353)				305,973,353

Total Investments in Securities
(Cost $6,222,801,925)*	100.40%	6,222,801,925
Other Assets and Liabilities, Net	(0.40)	(24,921,311)

Total Net Assets	100.00%	$6,197,880,614

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity.

§	These securities are subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 0.125% to 2.375%, 12/31/2013 to 9/30/2014, market value including accrued interest is $106,080,013.

(2)	U.S. government securities, 0.25% to 4.25%, 8/15/2013 to 2/28/2015, market value including accrued interest is $45,900,171.

(3)	U.S. government securities, 3.00% to 7.50%, 6/1/2014 to 9/1/2048, market value including accrued interest is $86,725,380.

(4)	U.S. government securities, 0.00% to 1.50%, 11/30/2012 to 11/15/2016, market value including accrued interest is $22,440,000.

(5)	U.S. government securities, 3.49% to 6.50%, 8/1/2025 to 10/1/2041, market value including accrued interest is $91,670,000.

(6)	U.S. government securities, 3.50% to 4.50%, 12/1/2031 to 2/1/2042, market value including accrued interest is $61,800,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012	Wells Fargo Advantage Money Market Fund	27

Assets
Investments in unaffiliated securities, at amortized cost	$6,222,801,925
Receivable for investments sold	4,855,045
Receivable for Fund shares sold	944,814
Receivable for interest	1,760,903
Receivable from adviser	2,341,709
Prepaid expenses and other assets	154,718

Total assets	6,232,859,114

Liabilities
Dividends payable	37,032
Payable for investments purchased	27,159,470
Payable for Fund shares redeemed	2,726,718
Due to custodian bank	39
Distribution fees payable	580,608
Due to other related parties	1,384,746
Accrued expenses and other liabilities	3,089,887

Total liabilities	34,978,500

Total net assets	$6,197,880,614

NET ASSETS CONSIST OF
Paid-in capital	$6,202,730,547
Overdistributed net investment income	(482,582)
Accumulated net realized losses on investments	(4,367,351)

Total net assets	$6,197,880,614

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$3,110,020,405
Shares outstanding – Class A	3,110,177,449
Net asset value per share – Class A	$1.00
Net assets – Class B	$400,677,183
Shares outstanding – Class B	400,692,629
Net asset value per share – Class B	$1.00
Net assets – Class C	$18,910,219
Shares outstanding – Class C	18,910,857
Net asset value per share – Class C	$1.00
Net assets – Daily Class	$1,564,826,860
Shares outstanding – Daily Class	1,564,887,288
Net asset value per share – Daily Class	$1.00
Net assets – Investor Class	$630,684,486
Shares outstanding – Investor Class	630,703,803
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$472,761,461
Shares outstanding – Service Class	472,780,128
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Money Market Fund	Statement of Operations—Year Ended January 31, 2012

Investment income
Interest	$19,025,190

Expenses
Advisory fee	19,098,827
Administration fees
Fund level	3,315,812
Class A	8,269,538
Class B	989,836
Class C	41,959
Daily Class	3,658,372
Investor Class	1,625,602
Service Class	598,218
Shareholder servicing fees
Class A	9,176,170
Class B	1,098,469
Class C	37,746
Daily Class	4,157,241
Investor Class	1,613,611
Service Class	1,246,074
Distribution fees
Class B	3,374,442
Class C	143,044
Daily Class	4,157,241
Custody and accounting fees	372,498
Professional fees	13,191
Registration fees	44,724
Shareholder report expenses	850,826
Trustees’ fees and expenses	14,268
Other fees and expenses	123,435

Total expenses	64,021,144
Less: Fee waivers and/or expense reimbursements	(45,699,935)

Net expenses	18,321,209

Net investment income	703,981

Net realized gains on investments	80,715

Net increase in net assets resulting from operations	$784,696

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Money Market Fund	29

	Year Ended January 31, 2012		Year Ended January 31, 2011[1]			Year Ended February 28, 2010

Operations
Net investment income		$703,981			$776,319		$4,175,816
Net realized gains (losses) on investments		80,715			(408,292)		207,089
Net change in unrealized gains (losses) on investments		0			15,379,410		19,484,069

Net increase in net assets resulting from operations		784,696			15,747,437		23,866,974

Distributions to shareholders from
Net investment income
Class A		(375,905)			(467,318)		(3,393,805)
Class B		(44,994)			(50,035)		(80,042)
Class C		(1,907)			(1,645)[2]		N/A
Daily Class		(166,296)			(152,204)[2]		N/A
Investor Class		(65,026)			(63,394)		(701,288)
Service Class		(49,853)			(41,723)[2]		N/A

Total distributions to shareholders		(703,981)			(776,319)		(4,175,135)

Capital share transactions	Shares		Shares			Shares
Proceeds from shares sold
Class A	4,660,952,539	4,660,952,539	3,802,546,469		3,802,546,469	2,932,633,470	2,932,633,470
Class B	605,005,674	605,005,674	824,615,875		824,615,875	928,457,413	928,457,413
Class C	15,936,028	15,936,028	5,009,393	[2]	5,009,393 [2]	N/A	N/A
Daily Class	6,255,183,944	6,255,183,944	8,494,124,953	[2]	8,494,124,953 [2]	N/A	N/A
Investor Class	276,409,375	276,409,375	288,916,090		288,916,090	380,245,373	380,245,373
Service Class	2,437,493,083	2,437,493,083	1,504,488,495	[2]	1,504,488,495 [2]	N/A	N/A

		14,250,980,643			14,919,701,275		4,241,336,256

Reinvestment of distributions
Class A	365,212	365,212	465,402		465,402	3,413,309	3,413,309
Class B	44,458	44,458	50,825		50,825	81,382	81,382
Class C	1,656	1,656	1,135	[2]	1,135 [2]	N/A	N/A
Daily Class	107,591	107,591	87,251	[2]	87,251 [2]	N/A	N/A
Investor Class	52,900	52,900	51,978		51,978	684,872	684,872
Service Class	3,898	3,898	2,075	[2]	2,075 [2]	N/A	N/A

		575,715			658,666		4,179,563

Payment for shares redeemed
Class A	(6,460,081,692)	(6,460,081,692)	(4,972,609,447)		(4,972,609,447)	(6,635,071,816)	(6,635,071,816)
Class B	(747,072,959)	(747,072,959)	(953,063,137)		(953,063,137)	(1,537,359,752)	(1,537,359,752)
Class C	(17,011,914)	(17,011,914)	(13,078,915)[2]		(13,078,915)[2]	N/A	N/A
Daily Class	(6,788,474,703)	(6,788,474,703)	(8,686,289,762)[2]		(8,686,289,762)[2]	N/A	N/A
Investor Class	(314,677,938)	(314,677,938)	(353,707,978)		(353,707,978)	(568,956,833)	(568,956,833)
Service Class	(2,541,454,832)	(2,541,454,832)	(1,477,823,038)[2]		(1,477,823,038)[2]	N/A	N/A

		(16,868,774,038)			(16,456,572,277)		(8,741,388,401)

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Money Market Fund	Statements of Changes in Net Assets

	Year Ended January 31, 2012		Year Ended January 31, 2011[1]		Year Ended February 28, 2010

	Shares		Shares		Shares

Capital share transactions (continued)
Net asset value of shares issued in acquisitions
Class A	0	$0	847,570,175	$847,772,251	0	$0
Class B	0	0	41,175,793	41,185,718	0	0
Class C	0	0	28,053,474	28,057,477	N/A	N/A
Daily Class	0	0	2,290,148,014	2,290,021,972	N/A	N/A
Service Class	0	0	550,070,447	550,243,434	N/A	N/A

		0		3,757,280,852		0

Net increase (decrease) in net assets resulting from capital share transactions		(2,617,217,680)		2,221,068,516		(4,495,872,582)

Total increase (decrease) in net assets		(2,617,136,965)		2,236,039,634		(4,476,180,743)

Net assets
Beginning of period		8,815,017,579		6,578,977,945		11,055,158,688

End of period		$6,197,880,614		$8,815,017,579		$6,578,977,945

Undistributed (overdistributed) net investment income		$(482,582)		$(482,582)		$680

See footnotes on page 29.

Financial Highlights	Wells Fargo Advantage Money Market Fund	31

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Class A	2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.04	0.04
Net realized and unrealized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.04	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.04)	(0.04)
Net realized gains	0.00	0.00	0.00	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.04)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.04%	1.74%	4.48%	4.54%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.79%	0.88%	0.83%	0.81%	0.82%
Net expenses	0.26%	0.35%	0.58%	0.79%	0.76%	0.76%
Net investment income	0.01%	0.01%	0.05%	1.75%	4.37%	4.46%
Supplemental data
Net assets, end of period (000’s omitted)	$3,110,020	$4,908,741	$5,218,601	$8,894,795	$11,659,129	$8,430,922

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Class B	2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.04
Net realized and unrealized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.04	0.04
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.04)
Net realized gains	0.00	0.00	0.00	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)	(0.04)	(0.04)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	1.03%	3.71%	3.76%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.56%	1.62%	1.58%	1.57%	1.57%
Net expenses	0.26%	0.35%	0.62%	1.49%	1.51%	1.51%
Net investment income	0.01%	0.01%	0.01%	1.04%	3.66%	3.70%
Supplemental data
Net assets, end of period (000’s omitted)	$400,677	$542,695	$628,445	$1,238,714	$1,438,346	$1,431,103

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Fund	33

(For a share outstanding throughout each period)

	Year Ended January 31,
Class C	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.52%
Net expenses	0.26%	0.36%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$18,910	$19,984

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,
Daily Class	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.06%	1.04%
Net expenses	0.26%	0.36%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$1,564,827	$2,097,990

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Money Market Fund	35

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Investor Class	2012	2011[1]	2010	2009	2008[2]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Net realized and unrealized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net realized gains	0.00	0.00	0.00	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.08%	1.85%	4.60%	4.65%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.84%	0.92%	0.90%	0.94%	0.99%
Net expenses	0.26%	0.35%	0.52%	0.68%	0.65%	0.65%
Net investment income	0.01%	0.01%	0.08%	1.82%	4.50%	4.56%
Supplemental data
Net assets, end of period (000’s omitted)	$630,684	$668,894	$731,932	$921,649	$926,851	$764,268

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Year ended February 29.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,
Service Class	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.69%
Net expenses	0.26%	0.35%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$472,761	$576,714

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Wells Fargo Advantage Money Market Fund	37

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However,

38	Wells Fargo Advantage Money Market Fund	Notes to Financial Statements

any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of January 31, 2012, the Fund had net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $4,367,351 with $3,959,065 expiring in 2017 and $408,286 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the year ended January 31, 2012, the advisory fee was equivalent to an annual rate of 0.27% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees

Notes to Financial Statements	Wells Fargo Advantage Money Market Fund	39

paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C, Daily Class	0.22%
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A, 1.45% for Class B, 1.45% for Class C, 1.03% for Daily Class, 0.65% for Investor Class and 0.50% for Service Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Daily Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C and Daily Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Daily Class shares.

For the year ended January 31, 2012, Wells Fargo Funds Distributor, LLC received $245, $64,106 and $2,163 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITIONS

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class A, Class B, Class C, Class I and Class S shares of Evergreen Money Market Fund received Class A, Class B, Class C, Service Class and Daily Class shares, respectively, of the Fund in the reorganization. Existing shareholders of Wells Fargo Advantage Overland Express Sweep Fund received Daily Class shares of the Fund in the reorganization. The investment portfolio of Evergreen Money Market Fund and Wells Fargo Advantage Overland Express Sweep Fund with fair values of $2,358,958,301 and $1,410,238,573, respectively, and amortized costs of $2,358,958,301 and $1,410,238,573, respectively, at July 9, 2010, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Money Market Fund and Wells Fargo Advantage Overland Express

40	Wells Fargo Advantage Money Market Fund	Notes to Financial Statements

Sweep Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Number of Shares Issued
Evergreen Money Market Fund	$2,351,836,661	847,570,175	Class A
		41,175,793	Class B
		28,053,474	Class C
		884,677,740	Daily Class
		550,070,447	Service Class
Wells Fargo Advantage Overland Express Sweep Fund	$1,405,444,191	1,405,470,274	Daily Class

The aggregate net assets of the Fund immediately before and after the acquisitions were $5,906,118,088 and $9,663,398,940, respectively.

Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$1,129,808
Net realized and unrealized gains on investments	$15,040,859
Net increase in net assets resulting from operations	$16,170,667

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the following periods were as follows:

	Year Ended January 31,		Year Ended February 28, 2010
	2012	2011*
Ordinary Income	$703,981	$776,319	$4,175,135

*	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

As of January 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforward
$83,845	$(4,367,351)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

Notes to Financial Statements	Wells Fargo Advantage Money Market Fund	41

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

42	Wells Fargo Advantage Money Market Fund	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Money Market Fund as of January 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2012

Other Information (Unaudited)	Wells Fargo Advantage Money Market Fund	43

TAX INFORMATION

Pursuant to Section 871 of the Internal Revenue Code, $683,777 has been designated as interest-related dividends for nonresident alien shareholders.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

44	Wells Fargo Advantage Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Money Market Fund	45

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

46	Wells Fargo Advantage Money Market Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207937 03-12 A306/AR306 1-12

Wells Fargo Advantage

California Municipal Money Market Fund

Annual Report

January 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage California Municipal Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage California Municipal Money Market Fund for the 12-month period that ended January 31, 2012.

For the entire 12-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s 12-month total return figures mask the uneven path that the financial markets traced since last spring as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified1, high-quality investment strategy that is focused on liquidity and capital preservation. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

The U.S. Bureau of Economic Analysis (BEA) reported that U.S. gross domestic product (GDP) grew at a mere 0.4% in the first quarter 2011 and 1.3% in the second quarter. GDP growth accelerated during the second half of the year, reaching a reported annual growth rate of 1.8% in the third quarter, which reignited hopes for a sustainable economic recovery. Those hopes were buoyed further by the advanced estimate of fourth quarter GDP, which showed growth accelerated to a 2.8% annual rate. While few leading economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum over the past year.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better in the latter half of the year: initial unemployment claims have eased in recent months, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.3% as of January 2012—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage California Municipal Money Market Fund	3

The Federal Reserve announced that it will keep rates low until 2014.

Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter. Yet, “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation appearing to be in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late-2014 following the FOMC meeting on January 25, 2012. Additionally, in September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that was designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six months of the year.

Early on in the period, the market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. Investors not only worried that the U.S. might be on the brink of recession, but also that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by disagreement among legislators about raising the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire 12-month period, the Barclays Capital U.S. Aggregate Bond Index2, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index3 added 8.66% and 10.31%, respectively. By comparison, the Barclays Capital Municipal Bond Index4 gained 14.10% during the same period.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. We believe that for many investors, we believe

Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4	Wells Fargo Advantage California Municipal Money Market Fund	Letter to Shareholders

simply building and maintaining a well-diversified investment plan focused on clear financial objectives is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Money Market Overview	Wells Fargo Advantage California Municipal Money Market Fund	5

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2012.

Overview

Many of the same themes we saw in prior years continued to dominate the municipal money market landscape during the 12-month period. Low absolute yields across the space certainly highlighted the challenges faced by municipal money market funds during the period. Across the municipal curve, yields continued to fall, reaching historical lows along the way. The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1 (SIFMA Index), which began the 12-month period at 26 basis points (bps) on February 2, 2011, trended as low as 6 bps before ultimately concluding the period at 8 bps. This contrasts with the prior period’s SIFMA Index average of 27 bps and reset range of 17–35 basis points. Longer municipal money market rates followed suit with the Municipal Market Data six-month index of AAA-rated2 notes dropping to 13 bps by period-end, while one-year AAA-rated2 notes fell from 37 bps at the beginning of the period to 20 bps at the end. Several factors contributed to the continued downward pressure on short-term municipal rates.

First, the Federal Reserve (Fed) policy of maintaining an extremely low federal funds rate set the stage for the overall environment in the money markets. Variable-rate demand note (VRDN) issuance was down roughly 25% from the prior period and down around 85% from the 2008 highs. Historically low long-term interest rates continued to encourage issuers to finance their debt beyond the maturity range of money market eligibility. Flight-to-quality trades saw nontraditional variable-rate investors amass significant quantities of municipal money market floating-rate securities. The tumultuous sovereign debt crisis in Europe served to further reduce municipal supply as many money market participants retreated from European banks. This was somewhat offset by new issuances backed by well-regarded U.S., Canadian, and Pacific Rim bank liquidity and letter-of-credit providers, but not enough to completely offset the declines. The Fed’s August 2011 announcement of exceptionally low rates through mid-2013 only served to lock in those low yields across the municipal money market space for the duration of the period. As a result, aggregate municipal money market fund assets continued to decline during the period as investors invested in longer term debt in an effort to capture more yield. Industrywide, municipal money market fund assets fell by 10% to $291 billion at the end of the period. This represented a return to municipal money market assets last seen in 2002.

The beginning of the period saw some sense of normalcy returning to the municipal money market space as reason overtook the extremely exaggerated reports issued by certain well-known analysts predicting a rash of municipal defaults occurring over the course of 2011. The first quarter was particularly notable for a round of letter-of-credit (LOC) and liquidity facility replacement activity. The replacement activity was especially beneficial to the municipal money market funds as Canadian and Pacific Rim banks, largely immune to the issues then facing the eurozone, entered the municipal market providing both LOCs and liquidity while also providing some additional diversity to the funds.

The second quarter ushered in significant downward pressure on municipal money market rates as global and domestic economic and political issues emerged. Anxiety in June 2011 over European sovereign debt came to the forefront of market concerns. As many domestic money market participants retreated from Europe, municipal money market securities, particularly VRDNs, became a popular investment alternative for these investors who were seeking both high-quality and very liquid investments. As demand from these crossover buyers increased, short-term municipal yields experienced a significant drop, ultimately leading the SIFMA Index to a range of 7–10 bps through the end of July 2011. Rates managed a modest rebound to around 20-bps in late August due to increased dealer activity.

The fourth quarter saw a gradual decline in the SIFMA Index from a high of 14 bps on November 26 to 8 bps at the close of 2011 as demand from crossover buyers outstripped supply, keeping continued downward pressure on short-term municipal money market rates. By year-end, crossover buyers accounted for almost 20% of the VRDNs outstanding. January 2012 arrived with fairly traditional beginning-of-the-calendar-year cash inflows. These inflows pushed the SIFMA Index to a historical low of 6 bps in the beginning of 2012, before inching up slightly to 8 bps at the close of the 12-month period.

1.	The SIFMA Index, produced by Municipal Market Data (MMD), is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations from MMD’s extensive database. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). To the extent that the Fund holds assets rated by Standard & Poor’s or other credit rating agencies, such ratings apply only to those assets and not to the Fund itself.

6	Wells Fargo Advantage California Municipal Money Market Fund	Money Market Overview

Strategic outlook

As we look to the next fiscal year, many uncertainties remain for the money funds industry. Regulators continue to discuss the potential for further tightening of standards and practices for money market funds beyond those already implemented. Looking toward the next period in municipal money markets, many other challenges remain. If the Fed follows through on its stated intention to keep rates exceptionally low—now extending into 2014—we believe it will result in continued low yields in the municipal money markets. We also believe supply constraints will continue to be an issue, as the historical longer-term rates provide an incentive for issuers to finance municipal debt in longer-term issues. As uncertainty continues to affect the markets, we consider it most appropriate to continue to focus our investments on highly liquid VRDNs in the daily and weekly maturity mode. We fully expect to continue to take advantage of relatively high-quality, diversified LOC and liquidity providers as they come to the market. We believe that this philosophy should afford investors the security and liquidity they expect.

Performance Highlights (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	7

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

January 1, 1992

SECTOR DISTRIBUTION[1] (AS OF JANUARY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JANUARY 31, 2012)
7 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JANUARY 31, 2012)
7 Days

1.	Sector distribution is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. The calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but unlike the calculation of WAM, does not allow shortening of the maturities of certain securities with periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

8	Wells Fargo Advantage California Municipal Money Market Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JANUARY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (SGCXX)	01/01/1992	0.01	0.02	0.86	1.08	0.63%	0.63%
Administrator Class (WCMXX)	06/30/2010	0.01	0.02	1.04	1.27	0.36%	0.30%
Institutional Class (WCTXX)	03/31/2008	0.01	0.03	1.05	1.27	0.24%	0.20%
Service Class (WFCXX)	11/08/1999	0.01	0.02	0.95	1.22	0.53%	0.45%
Sweep Class	06/30/2010	0.01	0.02	0.95	1.22	0.98%	0.98%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JANUARY 31, 2012)	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-Day Current Yield	0.01%	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

5.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to reflect higher expenses applicable to the Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been adjusted, returns would be lower.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.05% for Sweep Class . Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.54)%, (0.27)%, (0.16)%, (0.40)% and (0.90)% for Class A, Administrator Class, Institutional Class, Service Class and Sweep Class, respectively.

Fund Expenses (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	9

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.11	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61	0.12%
Administrator Class
Actual	$1,000.00	$1,000.11	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61	0.12%
Institutional Class
Actual	$1,000.00	$1,000.11	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61	0.12%
Service Class
Actual	$1,000.00	$1,000.11	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.61	0.12%
Sweep Class
Actual	$1,000.00	$1,000.11	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

10	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 99.98%

California: 96.03%

Other Municipal Debt: 1.79%
California State University Institute Series A (Education Revenue)	0.10%	04/03/2012	$3,000,000	$3,000,000
Riverside County CA Teeter Financing Series B (Miscellaneous Revenue)	0.09	04/05/2012	4,900,000	4,900,000
Sacramento CA MUD Series K-1 (Utilities Revenue)	0.07	02/06/2012	18,500,000	18,500,000
San Diego County CA Regional Transportation Commission Series B (Transportation Revenue)	0.14	02/22/2012	12,900,000	12,900,000
San Diego County CA School District Series B-2 (Miscellaneous Revenue, GO of Participants Insured)	2.00	04/30/2012	750,000	753,201

				40,053,201

Variable Rate Demand Notes§: 94.24%
ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)	0.05	07/01/2038	6,700,000	6,700,000
ABAG Finance Authority for Nonprofit Corporation California Jewish Community Center (Miscellaneous Revenue, Bank of America NA LOC)	0.12	06/01/2029	4,515,000	4,515,000
ABAG Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.05	09/01/2033	15,000,000	15,000,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC Insured)	0.08	04/01/2037	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured)	0.08	07/15/2035	9,200,000	9,200,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University Series A (Education Revenue, Northern Trust Company LOC)	0.05	04/01/2035	1,040,000	1,040,000
ABAG Finance Authority For Nonprofit Corporation California Valley Christian Schools (Education Revenue, Bank of America NA LOC)	0.12	07/01/2039	19,480,000	19,480,000
ABAG Finance Authority for Nonprofit Corporation California Zoological Society of San Diego (Miscellaneous Revenue, Bank of America NA LOC)	0.10	10/01/2034	13,985,000	13,985,000
ABAG Finance Authority For Nonprofit Corporation San Francisco University High Series A (Education Revenue, Northern Trust Company LOC)	0.05	04/01/2036	6,835,000	6,835,000
Alameda CA PFA MFHA Eagle Parrot Project Series A (Housing Revenue, FNMA Insured)	0.11	05/15/2035	1,565,000	1,565,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured)	0.08	03/15/2033	2,000,000	2,000,000
Anaheim CA Housing Authority Sea Wind Apartments Project Series C (Housing Revenue, FNMA Insured)	0.08	07/15/2033	6,000,000	6,000,000
Arcadia County CA Unified School District Series 2679 (Tax Revenue, FSA Insured)	0.08	08/01/2013	8,680,000	8,680,000
Austin Trust Bank of America Certificates Series 2008-3312 (Tax Revenue, FSA-CR, NATL-RE Insured)	0.28	08/01/2032	5,350,000	5,350,000
Bakersfield CA Wastewater Revenue Series A (Water & Sewer Revenue, JPMorgan Chase Bank LOC)	0.10	09/01/2034	12,500,000	12,500,000
Bay Area Toll Authority California Toll Bridge (Transportation Revenue, Bank of America NA LOC)	0.03	04/01/2047	30,250,000	30,250,000
Bay Area Toll Authority California Toll Bridge (Transportation Revenue, Union Bank NA LOC)	0.04	04/01/2047	20,810,000	20,810,000
Bay Area Toll Authority California Toll Bridge Series A (Transportation Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.03	04/01/2045	25,100,000	25,100,000
Bay Area Toll Authority California Toll Bridge Series A2 (Transportation Revenue, Union Bank NA LOC)	0.03	04/01/2047	9,400,000	9,400,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage California Municipal Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Bay Area Toll Authority California Toll Bridge Series B2 (Transportation Revenue, JPMorgan Chase Bank LOC)	0.03%	04/01/2047	$5,270,000	$5,270,000
Bay Area Toll Authority California Toll Bridge Series E3 (Transportation Revenue, Bank of America NA LOC)	0.03	04/01/2047	14,600,000	14,600,000
Branch Banking & Trust Municipal Trust Series 2049 (Miscellaneous Revenue, FSA Insured)	0.09	02/01/2027	9,305,000	9,305,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue, Bank of America NA LOC)	0.08	10/01/2020	25,330,000	25,330,000
California CDA Aegis Moraga Project C (Housing Revenue, FNMA Insured)	0.12	07/01/2027	7,255,000	7,255,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured)	0.08	07/01/2027	6,270,000	6,270,000
California CDA Arbor Ridge Apartments Series B (Tobacco Revenue, FHLMC Insured)	0.07	11/01/2036	9,500,000	9,500,000
California CDA Avian Glen Apartment Project CC (Housing Revenue, Citibank NA LOC)	0.09	08/01/2039	5,190,000	5,190,000
California CDA Belmont Project Series F (Housing Revenue, FNMA Insured)	0.07	06/15/2038	9,390,000	9,390,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC Insured)	0.07	09/01/2040	3,555,000	3,555,000
California CDA Gas Supply Series 2010 (Energy Revenue, Royal Bank of Canada LOC)	0.07	11/01/2040	54,180,000	54,180,000
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured)	0.09	12/15/2034	1,925,000	1,925,000
California CDA Health Facility Community Monterey Peninsula Series B (Health Revenue, U.S. Bank NA LOC)	0.05	06/01/2033	8,500,000	8,500,000
California CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)	0.09	11/01/2031	6,775,000	6,775,000
California CDA Livermore Valley Arts Center Project (Miscellaneous Revenue, Bank of New York LOC)	0.04	12/01/2036	11,995,000	11,995,000
California CDA MFHR Canyon Country Apartments Series M (Housing Revenue, FHLMC Insured)	0.08	12/01/2034	10,500,000	10,500,000
California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured)	0.08	04/15/2035	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured)	0.09	10/15/2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series 00 (Housing Revenue, FHLMC Insured)	0.07	11/01/2040	10,620,000	10,620,000
California CDA MFHR PFOTER Series MT-381 (Housing Revenue, FHLMC Insured)	0.28	02/01/2050	14,000,000	14,000,000
California CDA MFHR PFOTER Series MT-381 (Housing Revenue, FHLMC Insured)	0.28	02/01/2053	11,000,000	11,000,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.07	03/01/2031	12,000,000	12,000,000
California CDA Multi-Family Housing Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.08	08/01/2045	7,000,000	7,000,000
California CDA Multi-Family Housing PUTTER Series 2680 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.16	05/15/2018	21,700,000	21,700,000
California CDA Multi-Family Housing PUTTER Series 2681 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.24	05/15/2018	1,300,000	1,300,000
California CDA Multi-Family Housing Seasons at Lakewood Series A (Housing Revenue, FNMA Insured)	0.09	05/15/2037	3,200,000	3,200,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)	0.07	08/01/2031	7,840,000	7,840,000
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured)	0.08	10/15/2030	6,440,000	6,440,000

12	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
California CDA Pennsylvania Valley Apartment Authority Project Series 2001 (Housing Revenue, FHLMC Insured)	0.32%	08/01/2033	$1,665,000	$1,665,000
California CDA ROC RR-II-R-11621 (Health Revenue, FSA Insured) 144A	0.09	08/15/2032	12,825,000	12,825,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured)	0.08	05/15/2037	5,265,000	5,265,000
California CDA Series 3102 (Health Revenue, FHLMC Insured) 144A	0.13	11/15/2048	25,422,423	25,422,423
California CDA Series 3108 (Health Revenue, AMBAC Insured) 144A	0.13	08/15/2038	6,000,000	6,000,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured)	0.08	05/01/2027	5,665,000	5,665,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.11	06/01/2036	1,255,000	1,255,000
California CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)	0.09	11/01/2035	4,000,000	4,000,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured)	0.09	11/15/2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured)	0.08	11/15/2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured)	0.09	11/15/2035	3,605,000	3,605,000
California DWR Series 3019 (Water & Sewer Revenue)	0.08	06/01/2016	4,885,000	4,885,000
California Educational Facilities Authority (Miscellaneous Revenue, Bank of America NA LOC)	0.08	10/01/2043	15,000,000	15,000,000
California Enterprise Development Authority Pocino Foods Company Project Series A (IDR, City National Bank LOC)	0.09	11/01/2038	7,665,000	7,665,000
California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)	0.07	08/01/2039	13,790,000	13,790,000
California HFA Home Mortgage Series H (Housing Revenue, FNMA LOC)	0.06	02/01/2036	4,900,000	4,900,000
California HFFA California Presbyterian Homes (Health Revenue, Union Bank NA LOC)	0.05	07/01/2034	24,240,000	24,240,000
California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC)	0.06	03/01/2047	6,725,000	6,725,000
California HFFA Catholic Healthcare West Series C (Health Revenue, Bank of Montreal LOC)	0.04	03/01/2047	8,500,000	8,500,000
California HFFA Children’s Hospital Series B (Health Revenue, Bank of America NA LOC)	0.09	07/01/2042	2,300,000	2,300,000
California HFFA Series C (Health Revenue, Northern Trust Company LOC)	0.04	10/01/2040	8,000,000	8,000,000
California HFFA St. Joseph Health System Series B (Health Revenue, U.S. Bank NA LOC)	0.06	07/01/2041	10,000,000	10,000,000
California HFFA St. Joseph Health System Series C (Health Revenue, Northern Trust Company LOC)	0.06	07/01/2041	23,700,000	23,700,000
California Infrastructure & Economic Development Bank California Academy Series C (Miscellaneous Revenue, East West Bank LOC)	0.07	12/01/2040	4,940,000	4,940,000
California Infrastructure & Economic Development Bank Contemporary Jewish Museum (Miscellaneous Revenue, Bank of America NA LOC)	0.07	12/01/2036	11,550,000	11,550,000
California Infrastructure & Economic Development Bank J. Paul Getty Trust Series B (Miscellaneous Revenue)	0.03	10/01/2023	10,000,000	10,000,000
California Infrastructure & Economic Development Bank Le Lycee Francias de Los Angeles Project (Education Revenue, U.S. Bank NA LOC)	0.07	09/01/2036	2,865,000	2,865,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Mizuho Corporate Bank LOC)	0.06	11/01/2026	16,760,000	16,760,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Mizuho Corporate Bank LOC)	0.06	11/01/2026	28,145,000	28,145,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series C (Utilities Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.04	12/01/2016	4,250,000	4,250,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage California Municipal Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
California Infrastructure & Economic Development Bank ROC RR-II-R11527 (Transportation Revenue, AMBAC Insured)	0.08%	07/01/2030	$9,900,000	$9,900,000
California Infrastructure & Economic Development Bank Society for the Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.11	01/01/2037	2,150,000	2,150,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue, Pacfic Capital Bank NA LOC)	0.05	06/01/2025	6,400,000	6,400,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.07	08/01/2037	21,055,000	21,055,000
California Municipal Finance Authority San Francisco Planning Project (IDR, FHLB LOC)	0.05	12/01/2042	6,935,000	6,935,000
California PCFA Burney Forest Products Project Series A (Resource Recovery Revenue, Union Bank of California LOC)	0.04	09/01/2020	14,700,000	14,700,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank ACB LOC)	0.12	05/01/2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank ACB LOC)	0.12	11/01/2027	6,000,000	6,000,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.15	08/01/2018	10,100,000	10,100,000
California Refunding Branch Banking & Trust Company Municipal Trust Series 2000 (Miscellaneous Revenue, FSA Insured)	0.10	07/10/2027	15,610,000	15,610,000
California Scripps Health Series F (Health Revenue, Northern Trust Company LOC)	0.04	10/01/2031	4,030,000	4,030,000
California Series A Subseries A-1-1 (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.04	05/01/2040	40,425,000	40,425,000
California Series A Subseries A-1-2 (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.04	05/01/2040	20,000,000	20,000,000
California Series A-2 (Miscellaneous Revenue, Bank of Montreal LOC)	0.06	05/01/2033	20,900,000	20,900,000
California Series C-2 (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.04	05/01/2033	1,000,000	1,000,000
Camarillo CA Hacienda de Camarillo Project (Housing Revenue, FNMA Insured)	0.07	10/15/2026	1,755,000	1,755,000
Central Basin California Municipal Water Distribution Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.04	08/01/2037	10,620,000	10,620,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured)	0.07	02/01/2023	11,000,000	11,000,000
East Bay California MUD Water System Series A-1 (Water & Sewer Revenue)	0.04	06/01/2038	50,820,000	50,820,000
Eclipse Funding Trust 2006-0002 Solar Eclipse Los Angeles (Tax Revenue, U.S. Bank NA LOC)	0.07	07/01/2030	25,665,000	25,665,000
Eclipse Funding Trust 2006-0065 Solar Eclipse Pepperdine (Education Revenue, U.S. Bank NA LOC)	0.07	12/01/2013	2,175,000	2,175,000
Eclipse Funding Trust 2007-0079 Solar Eclipse Los Angeles (Tax Revenue, U.S. Bank NA LOC)	0.07	08/01/2032	10,185,000	10,185,000
Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.04	07/01/2035	6,750,000	6,750,000
Golden State CA Tobacco Securitization Corporation Series 3123 (Tobacco Revenue) 144A	0.18	06/01/2045	21,290,000	21,290,000
Golden State CA Tobacco Securitization Corporation Tobacco Settlement ROC RR-II-R-11442 (Tobacco Revenue, AGC-ICC Insured)	0.28	06/01/2035	6,255,000	6,255,000
Hayward CA MFHR Shorewood Series A (Housing Revenue, FNMA Insured)	0.08	07/15/2014	4,000,000	4,000,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.10	03/01/2028	6,620,000	6,620,000
Irvine CA Improvement Bond Act 1915 A1 Ressessment District #85-7 Series A (Miscellaneous Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.06	09/02/2032	11,755,000	11,755,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3164 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.08	08/01/2015	18,145,000	18,145,000

14	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
JPMorgan Chase PUTTER/DRIVER Series 3750Z (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company LOC)	0.08%	01/01/2015	$4,125,000	$4,125,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3763Z (Education Revenue, AGM, FGIC Insured, JPMorgan Chase & Company LOC) 144A	0.08	11/15/2015	4,700,000	4,700,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3903Z (Tax Revenue, NATL-RE Insured) 144A	0.08	12/01/2027	5,000,000	5,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3931 (Miscellaneous Revenue, JP Morgan Chase & Company LOC)	0.08	08/12/2012	3,140,000	3,140,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3934 (Tax Revenue, JPMorgan Chase & Company LOC) 144A	0.08	08/07/2012	9,160,000	9,160,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4023 (Miscellaneous Revenue) 144A	0.08	06/26/2012	20,000,000	20,000,000
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured)	0.06	02/15/2031	6,100,000	6,100,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured)	0.07	12/01/2026	5,500,000	5,500,000
Los Angeles CA Airport PUTTER Series 2000-A (Port Authority Revenue) 144A	0.14	11/15/2025	8,000,000	8,000,000
Los Angeles CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured)	0.05	12/15/2024	635,000	635,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured)	0.07	12/15/2034	6,290,000	6,290,000
Los Angeles CA COP Notre Dame High School Series 2006-A (Education Revenue, Bank of America NA LOC)	0.09	09/01/2036	6,650,000	6,650,000
Los Angeles CA COP Samuel A Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.07	08/01/2038	10,000,000	10,000,000
Los Angeles CA DW&P ROC RR-II-R-11531 (Water & Sewer Revenue, NATL-RE Insured)	0.08	01/01/2013	10,505,000	10,505,000
Los Angeles CA DW&P ROC RR-II-R-12322 (Water & Sewer Revenue, AGM Insured) 144A	0.07	07/01/2015	9,200,000	9,200,000
Los Angeles CA Metropolitan Transportation Authority Series C3 (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.06	07/01/2025	13,600,000	13,600,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.09	07/01/2027	3,540,000	3,540,000
Los Angeles CA Waste Water System Series 2254 (Miscellaneous Revenue, NATL-RE Insured)	0.08	06/01/2013	5,775,000	5,775,000
Los Angeles CA Waste Water System Series G (Water & Sewer Revenue, Bank of America NA LOC)	0.07	06/01/2032	8,330,000	8,330,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, Citibank (West) FSB LOC)	0.08	08/15/2030	4,300,000	4,300,000
Los Rios CA Community College District Series 2972 (Tax Revenue, FSA Insured)	0.08	02/01/2013	5,065,000	5,065,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.06	10/01/2042	10,530,000	10,530,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC)	0.06	01/01/2031	29,105,000	29,105,000
Metropolitan Water District Southern California Waterworks Class A (Water & Sewer Revenue, Citibank NA LOC)	0.08	07/01/2037	29,800,000	29,800,000
Metropolitan Water District Southern California Waterworks ROC RR-II-R-12261 (Water & Sewer Revenue, Citibank NA LOC) 144A	0.08	02/01/2015	12,515,000	12,515,000
Metropolitan Water District Southern California Waterworks Series C (Water & Sewer Revenue, JPMorgan Chase Bank LOC)	0.08	07/01/2027	11,900,000	11,900,000
Modesto CA MFHR Live Oak Apartments Project (Miscellaneous Revenue, FNMA Insured)	0.08	09/15/2024	5,675,000	5,675,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage California Municipal Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Modesto County CA Multi-Family Housing Shadowbrook Apartments Series A (Housing Revenue, FNMA Insured)	0.08%	05/15/2031	$700,000	$700,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Bank of Nova Scotia LOC)	0.04	09/01/2033	54,365,000	54,365,000
Napa CA Water Utility Improvements (Water & Sewer Revenue, AMBAC Insured) 144A	0.08	11/01/2015	10,585,000	10,585,000
Oakland CA Joint Powers Financing Authority Revenue Series A (Housing Revenue, Citibank NA LOC)	0.08	07/01/2033	11,620,000	11,620,000
Oakland CA Redevelopment Authority MFHR (Miscellaneous Revenue, FHLMC Insured)	0.28	10/01/2050	54,500,000	54,500,000
Oceanside CA Ace-Shadow Way Apartments Project Series 2009 (Housing Revenue, FHLMC Insured)	0.07	03/01/2049	1,050,000	1,050,000
Orange County CA Apartment Development Authority Project Class A (Housing Revenue, FNMA Insured)	0.10	12/15/2028	6,070,000	6,070,000
Orange County CA Apartment Development Revenue Park Ridge Villas Project (Housing Revenue, FNMA Insured)	0.06	11/15/2028	4,000,000	4,000,000
Orange County CA Apartment Development Revenue Villas Aliento Series E Project (Housing Revenue, FNMA Insured)	0.05	08/15/2028	2,640,000	2,640,000
Orange County CA Water District Series A (Water & Sewer Revenue, Citibank NA LOC)	0.07	08/01/2042	19,000,000	19,000,000
Petaluma CA CDS MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.16	04/01/2026	500,000	500,000
Poway CA School District Series 3063 (Tax Revenue, FSA Insured) 144A	0.13	08/01/2030	10,000,000	10,000,000
Rancho CA Water District Financing Authority Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.04	08/15/2031	7,000,000	7,000,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.08	02/01/2035	23,100,000	23,100,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-17 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.08	03/01/2034	35,985,000	35,985,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.05	08/01/2033	5,000,000	5,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-8 (Tax Revenue, Royal Bank of Canada LOC) 144A	0.05	08/01/2019	4,100,000	4,100,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured)	0.08	09/15/2036	5,205,000	5,205,000
Sacramento County CA Housing Authority River Series C (Housing Revenue, FNMA Insured)	0.06	07/15/2029	5,000,000	5,000,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)	0.08	05/15/2034	8,350,000	8,350,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC Insured)	0.07	05/01/2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured)	0.08	09/15/2035	6,535,000	6,535,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured)	0.08	02/15/2033	6,000,000	6,000,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC Insured)	0.06	08/01/2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured)	0.07	12/01/2022	6,555,000	6,555,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento District E (Water & Sewer Revenue, JPMorgan Chase Bank LOC)	0.05	12/01/2040	5,000,000	5,000,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of America NA LOC)	0.04	12/01/2030	11,520,000	11,520,000

16	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, FSA-CR, FGIC Insured)	0.08%	05/16/2015	$6,620,000	$6,620,000
San Bernardino CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured)	0.09	05/01/2026	7,000,000	7,000,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC)	0.05	08/01/2037	5,500,000	5,500,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured)	0.06	05/15/2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured)	0.06	02/15/2027	1,500,000	1,500,000
San Diego County CA Burnham Institute (Lease Revenue, Bank of America NA LOC)	0.10	11/01/2030	3,490,000	3,490,000
San Diego County CA Housing Authority Multifamily Housing Studio 15 Series B (Housing Revenue, Citibank NA LOC)	0.09	10/01/2039	5,395,000	5,395,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue, JPMorgan Chase Bank LOC)	0.07	04/01/2038	4,600,000	4,600,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase Bank LOC)	0.04	04/01/2038	3,925,000	3,925,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank LOC)	0.06	04/01/2038	58,990,000	58,990,000
San Diego County CA Water Authority COP Series 2873 (Water & Sewer Revenue, FSA Insured)	0.08	05/01/2013	1,545,000	1,545,000
San Francisco CA Bay Area Rapid Transit District ROC RR-II-R-I12318 (Tax Revenue, Citibank NA LOC) 144A	0.07	08/01/2030	7,500,000	7,500,000
San Francisco CA City & County Airports Commission Second Series 36C (Airport Revenue, U.S. Bank NA LOC)	0.05	05/01/2026	14,070,000	14,070,000
San Francisco CA City & County Airports Commission Series 36-B (Airport Revenue, U.S. Bank NA LOC)	0.05	05/01/2026	12,310,000	12,310,000
San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)	0.05	08/01/2036	9,450,000	9,450,000
San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured)	0.07	12/01/2017	28,900,000	28,900,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.10	12/01/2033	12,640,000	12,640,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.19	11/01/2033	8,225,000	8,225,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC Insured)	0.10	02/01/2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC Insured)	0.09	06/01/2036	4,230,000	4,230,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.07	09/15/2032	1,120,000	1,120,000
Santa Clara Valley CA Transportation Authority Measure A Project Series C (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.06	04/01/2036	30,485,000	30,485,000
Santa Clara Valley CA Transportation Authority Series A (Tax Revenue, State Street Bank & Trust Company LOC)	0.02	06/01/2026	25,385,000	25,385,000
Santa Clara Valley CA Transportation Authority Series C (Tax Revenue, State Street Bank & Trust Company LOC)	0.05	06/01/2026	12,495,000	12,495,000
Santa Rosa CA Alderbrook Heights Apartments (Housing Revenue, Exchange Bank LOC)	0.13	05/01/2040	3,120,000	3,120,000
Sequoia CA Union High School District (Miscellaneous Revenue, FSA Insured)	0.08	07/01/2014	2,025,000	2,025,000
Simi Valley CA MFHA Series A (Housing Revenue, FHLMC Insured)	0.05	07/01/2023	695,000	695,000
Simi Valley CA Shadowridge Apartments Project (Miscellaneous Revenue, FHLMC Insured)	0.08	09/01/2019	5,700,000	5,700,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage California Municipal Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, U.S. Bank NA LOC)	0.05%	07/01/2036	$18,350,000	$18,350,000
Stockton CA HCFR Series A (Health Revenue, Citibank NA LOC)	0.06	12/01/2032	5,575,000	5,575,000
Sweetwater CA Union High School District ROC RR-II-R-11484 (Tax Revenue, FSA Insured)	0.20	02/01/2013	8,220,000	8,220,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.06	07/01/2033	2,540,000	2,540,000
Tustin CA Unified School District Special Tax Community Facilities District # 07-1 (Tax Revenue, Bank of America NA LOC)	0.06	09/01/2050	15,400,000	15,400,000
Upland CA Community RDA Sunset Ridge Apartments (Housing Revenue, East West Bank LOC)	0.06	08/01/2037	18,000,000	18,000,000
Vacaville CA MFHR Sycamore Apartments Series A (Housing Revenue, FNMA Insured)	0.07	05/15/2029	2,350,000	2,350,000
Vallejo CA Housing Authority Multi-family Mortgage Refunding (Housing Revenue, FNMA Insured)	0.07	05/15/2022	885,000	885,000
Walnut Creek CA Creekside Drive (Housing Revenue, FHLMC Insured)	0.05	04/01/2027	620,000	620,000
Western California Municipal Water District Facilities Authority Series A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.04	10/01/2032	15,425,000	15,425,000
Westminster CA Redevelopment Agency Series 3009 (Tax Revenue, Morgan Stanley Bank LOC) 144A	0.13	11/01/2045	10,000,000	10,000,000
Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Health Revenue, U.S. Bank NA LOC)	0.04	06/01/2036	900,000	900,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.05	12/01/2038	7,515,000	7,515,000

				2,111,397,423

Other: 0.55%

Variable Rate Demand Notes§: 0.55%
FHLMC Multi-Family Certificates (Housing Revenue)	0.14	08/15/2045	2,055,925	2,055,925
FHLMC Multi-Family Certificates (Housing Revenue)	0.14	11/15/2034	10,196,589	10,196,589

				12,252,514

Puerto Rico: 3.40%

Variable Rate Demand Notes§: 3.40%
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Bank of Nova Sotia LOC)	0.05	07/01/2028	10,000,000	10,000,000
Puerto Rico Commonwealth Highway & Transportation Authority Series 2148 (Transportation Revenue, AGC-ICC CIFG Insured)	0.18	07/01/2041	26,760,000	26,760,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11760 (Tax Revenue, Citibank NA Insured) 144A	0.08	12/01/2047	2,800,000	2,800,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11763 (Tax Revenue) 144A	0.08	12/01/2047	12,750,000	12,750,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11851 (Tax Revenue, BHAC-CR, FGIC Insured) 144A	0.08	02/01/2016	7,500,000	7,500,000
Puerto Rico Sales Tax Financing Corporation Series 3033 (Tax Revenue, Morgan Stanley Bank LOC) 144A	0.18	08/01/2057	14,450,000	14,450,000

18	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Puerto Rico Sales Tax Financing Corporation Series 11829 (Tax Revenue, AGM Insured) 144A	0.20%	02/01/2034	$1,900,000	$1,900,000

				76,160,000

Total Municipal Bonds and Notes (Cost $2,239,863,138)				2,239,863,138

Total Investments in Securities
(Cost $2,239,863,138)*	99.98%	2,239,863,138
Other Assets and Liabilities, Net	0.02	488,604

Total Net Assets	100.00%	$2,240,351,742

§	These securities are subject to a demand feature which reduces the effective maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012	Wells Fargo Advantage California Municipal Money Market Fund	19

Assets
Investments in unaffiliated securities, at amortized cost	$2,239,863,138
Cash	96,165
Receivable for investments sold	245,000
Receivable for Fund shares sold	131
Receivable for interest	371,169
Receivable from adviser	620,741
Prepaid expenses and other assets	3,890

Total assets	2,241,200,234

Liabilities
Dividends payable	8,820
Payable for Fund shares redeemed	9,825
Distribution fees payable	37,051
Due to other related parties	401,931
Shareholder servicing fees payable	286,142
Accrued expenses and other liabilities	104,723

Total liabilities	848,492

Total net assets	$2,240,351,742

NET ASSETS CONSIST OF
Paid-in capital	$2,240,349,092
Overdistributed net investment income	(152)
Accumulated net realized gains on investments	2,802

Total net assets	$2,240,351,742

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$1,128,321,088
Shares outstanding – Class A	1,128,324,674
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$100,033
Shares outstanding – Administrator Class	100,033
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$884,792,918
Shares outstanding – Institutional Class	884,779,282
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$106,229,145
Shares outstanding – Service Class	106,231,447
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$120,908,558
Shares outstanding – Sweep Class	120,902,187
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Municipal Money Market Fund	Statement of Operations—Year Ended January 31, 2012

Investment income
Interest	$4,253,611

Expenses
Advisory fee	2,589,497
Administration fees
Fund level	1,294,749
Class A	2,871,327
Administrator Class	99
Institutional Class	725,642
Service Class	130,599
Sweep Class	590,400
Shareholder servicing fees
Class A	3,208,174
Administrator Class	99
Service Class	266,709
Sweep Class	670,909
Distribution fees
Sweep Class	939,272
Custody and accounting fees	125,617
Professional fees	29,258
Registration fees	40,818
Shareholder report expenses	1,314
Trustees’ fees and expenses	17,327
Other fees and expenses	64,891

Total expenses	13,566,701
Less: Fee waivers and/or expense reimbursements	(9,671,604)

Net expenses	3,895,097

Net investment income	358,514

Net realized gains on investments	147,183

Net increase in net assets resulting from operations	$505,697

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage California Municipal Money Market Fund	21

	Year Ended January 31, 2012		Year Ended January 31, 2011[1]			Year Ended February 28, 2010

Operations
Net investment income		$358,514			$798,376		$1,446,118
Net realized gains (losses) on investments		147,183			0		(4,878)

Net increase in net assets resulting from operations		505,697			798,376		1,441,240

Distributions to shareholders from
Net investment income
Class A		(130,513)			(155,827)		(321,031)
Administrator Class		(11)			(16)[2]		N/A
Institutional Class		(190,269)			(580,733)		(765,282)
Service Class		(10,885)			(34,310)		(359,805)
Sweep Class		(26,836)			(27,487)[2]		N/A
Net realized gains
Class A		(67,718)			0		(123,014)
Administrator Class		(6)			0 [2]		N/A
Institutional Class		(50,466)			0		(17,769)
Service Class		(6,958)			0		(27,272)
Sweep Class		(8,645)			0 [2]		N/A

Total distributions to shareholders		(492,307)			(798,373)		(1,614,173)

Capital share transactions	Shares		Shares			Shares
Proceeds from shares sold
Class A	1,829,259,476	1,829,259,476	1,758,649,756		1,758,649,756	2,402,281,400	2,402,281,400
Administrator Class	0	0	100,000	[2]	100,000 [2]	N/A	N/A
Institutional Class	2,448,893,444	2,448,893,444	1,947,266,295		1,947,266,295	1,790,297,628	1,790,297,628
Service Class	133,322,261	133,322,261	602,791,622		602,791,622	742,085,161	742,085,161
Sweep Class	607,512,369	607,512,369	948,753,970	[2]	948,753,970 [2]	N/A	N/A

		5,018,987,550			5,257,561,643		4,934,664,189

Reinvestment of distributions
Class A	187,924	187,924	143,754		143,754	417,490	417,490
Administrator Class	17	17	16	[2]	16 [2]	N/A	N/A
Institutional Class	29,683	29,683	311,627		311,627	464,816	464,816
Service Class	10,362	10,362	7,386		7,386	108,140	108,140
Sweep Class	35,481	35,481	27,487	[2]	27,487 [2]	N/A	N/A

		263,467			490,270		990,446

Payment for shares redeemed
Class A	(2,188,008,598)	(2,188,008,598)	(2,228,327,432)		(2,228,327,432)	(3,746,180,886)	(3,746,180,886)
Institutional Class	(2,395,240,429)	(2,395,240,429)	(1,747,941,455)		(1,747,941,455)	(1,924,963,024)	(1,924,963,024)
Service Class	(128,403,873)	(128,403,873)	(899,182,277)		(899,182,277)	(1,053,686,469)	(1,053,686,469)
Sweep Class	(889,485,688)	(889,485,688)	(983,907,411)[2]		(983,907,411)[2]	N/A	N/A

		(5,601,138,588)			(5,859,358,575)		(6,724,830,379)

Net asset value of shares issued in acquisitions
Class A	0	0	8,219,387		8,208,874	0	0
Institutional Class	0	0	395,086,399		395,098,848	0	0
Service Class	0	0	134,479		134,798	0	0
Sweep Class	0	0	437,965,979		437,916,409	N/A	N/A

		0			841,358,929		0

Net increase (decrease) in net assets resulting from capital share transactions		(581,887,571)			240,052,267		(1,789,175,744)

Total increase (decrease) in net assets		(581,874,181)			240,052,270		(1,789,348,677)

Net assets
Beginning of period		2,822,225,923			2,582,173,653		4,371,522,330

End of period		$2,240,351,742			$2,822,225,923		$2,582,173,653

Overdistributed net investment income		$(152)			$(5,862)		$(1,037)

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28
Class A	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.03
Net realized gains (losses) on investments	0.00 [2]	0.00	(0.00)[2]	0.00 [2]	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.03
Distribution to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.03)
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.02%	1.22%	2.85%	2.85%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.69%	0.87%	0.85%	0.83%	0.84%
Net expenses	0.16%	0.32%	0.44%	0.66%	0.65%	0.65%
Net investment income	0.01%	0.01%	0.01%	1.19%	2.79%	2.81%
Supplemental data
Net assets, end of period (000’s omitted)	$1,128,321	$1,486,876	$1,948,313	$3,291,922	$3,837,463	$3,064,445

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage California Municipal Money Market Fund	23

(For a share outstanding throughout each period)

	Year Ended January 31,
Administrator Class	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)

Total distribution to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.37%
Net expenses	0.15%	0.30%
Net investment income	0.01%	0.03%
Supplemental data
Net assets, end of period (000’s omitted)	$100	$100

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage California Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28
Institutional Class	2012	2011[1]	2010	2009[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Net realized gains (losses) on investments	0.00 [3]	0.00	(0.00)[3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net realized gains	(0.00)[3]	0.00	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.03%	0.12%	0.20%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.28%	0.48%	0.46%
Net expenses	0.14%	0.20%	0.24%	0.22%
Net investment income	0.02%	0.12%	0.23%	1.59%
Supplemental data
Net assets, end of period (000’s omitted)	$884,793	$831,108	$236,353	$370,572

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from March 31, 2008 (commencement of class operations) to February 28, 2009.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage California Municipal Money Market Fund	25

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28
Service Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.03
Net realized gains (losses) on investments	0.00 [2]	0.00	(0.00)[2]	0.00 [2]	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.01	0.03	0.03
Distribution to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.03)
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.06%	1.42%	3.05%	3.06%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.62%	0.77%	0.75%	0.73%	0.73%
Net expenses	0.15%	0.32%	0.38%	0.47%	0.45%	0.45%
Net investment income	0.01%	0.01%	0.07%	1.43%	2.94%	3.01%
Supplemental data
Net assets, end of period (000’s omitted)	$106,229	$101,301	$397,508	$709,029	$970,945	$500,024

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage California Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,
Sweep Class	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%
Net expenses	0.17%	0.29%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$120,909	$402,840

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Wells Fargo Advantage California Municipal Money Market Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At January 31, 2012, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed Net Investment Income	Accumulated Net Realized Gains on Investments
$5,710	$(5,710)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However,

28	Wells Fargo Advantage California Municipal Money Market Fund	Notes to Financial Statements

any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of the Fund.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Notes to Financial Statements	Wells Fargo Advantage California Municipal Money Market Fund	29

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class and 1.05% for Sweep Class.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITIONS

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen California Municipal Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen California Municipal Money Market Fund for 446,319,845 shares of the Fund valued at $446,260,081 at an exchange ratio of 1.00 for each class. Shareholders holding Class A, Class S and Class I shares of Evergreen California Municipal Money Market Fund received Class A, Sweep Class and Service Class shares, respectively, of the Fund in the reorganization.

The investment portfolio of Evergreen California Municipal Money Market Fund with a fair value of $445,550,863 and amortized cost of $445,550,863 at July 9, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Evergreen California Municipal Money Market Fund and the Fund immediately prior to the acquisition were $446,260,081 and $2,586,576,466, respectively. The aggregate net assets of the Fund immediately after the acquisition were $3,032,836,547. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen California Municipal Money Market Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

30	Wells Fargo Advantage California Municipal Money Market Fund	Notes to Financial Statements

Assuming the acquisition had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$455,272
Net realized gains on investments	$28,076
Net increase in net assets resulting from operations	$483,358

In addition, after the close of business on November 5, 2010, the Fund also acquired the net assets of Wells Fargo Advantage California Municipal Money Market Trust. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Existing shareholders of Wells Fargo Advantage California Municipal Money Market Trust received Institutional Class shares of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage California Municipal Money Market Trust for 395,086,399 shares of the Fund valued at $395,098,848 at an exchange ratio of 1.00 for Institutional Class shares.

The investment portfolio of Wells Fargo Advantage California Municipal Money Market Trust with a fair value of $394,896,500 and amortized cost of $394,896,500 at November 5, 2010 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage California Municipal Money Market Trust and the Fund immediately prior to the acquisition were $395,098,848 and $2,730,601,555, respectively. The aggregate net assets of the Fund immediately after the acquisition were $3,125,700,403. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage California Municipal Money Market Trust was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisitions of Evergreen California Municipal Money Market Fund and Wells Fargo Advantage California Municipal Money Market Trust had both been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$850,232
Net realized gains on investments	$28,242
Net increase in net assets resulting from operations	$878,474

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the following periods were as follows:

	Year Ended January 31,		Year Ended February 28, 2010
	2012	2011*
Ordinary Income	$6,320	$0	$168,055
Exempt-Interest Income	358,023	798,373	1,446,118
Long-term Capital Gain	127,964	0	0

*	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

As of January 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Gain
$2,256	$15,486	$546

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

Notes to Financial Statements	Wells Fargo Advantage California Municipal Money Market Fund	31

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

32	Wells Fargo Advantage California Municipal Money Market Fund	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage California Municipal Money Market Fund as of January 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2012

Other Information (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	33

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $127,964 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2012.

Pursuant to Section 871 of the Internal Revenue Code, $5,829 has been designated as short-term capital gain dividends for nonresident alien shareholders.

For federal and California income tax purposes, the Fund designates 100% of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and under Section 17145 of the California Revenue and Taxation Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34	Wells Fargo Advantage California Municipal Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	35

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

36	Wells Fargo Advantage California Municipal Money Market Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207933 03-12 A301/AR301 1-12

Wells Fargo Advantage

Heritage Money Market FundSM

Annual Report

January 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Heritage Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage Heritage Money Market Fund for the 12-month period that ended January 31, 2012.

For the entire 12-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s 12-month total return figures mask the uneven path that the financial markets traced since last spring as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified1, high-quality investment strategy that is focused on liquidity and capital preservation. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

The U.S. Bureau of Economic Analysis (BEA) reported that U.S. gross domestic product (GDP) grew at a mere 0.4% in the first quarter 2011 and 1.3% in the second quarter. GDP growth accelerated during the second half of the year, reaching a reported annual growth rate of 1.8% in the third quarter, which reignited hopes for a sustainable economic recovery. Those hopes were buoyed further by the advanced estimate of fourth quarter GDP, which showed growth accelerated to a 2.8% annual rate. While few leading economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum over the past year.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better in the latter half of the year: initial unemployment claims have eased in recent months, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.3% as of January 2012—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2014.

Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter. Yet, “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Heritage Money Market Fund	3

With inflation appearing to be in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late-2014 following the FOMC meeting on January 25, 2012. Additionally, in September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that was designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six months of the year.

Early on in the period, the market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. Investors not only worried that the U.S. might be on the brink of recession, but also that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by disagreement among legislators about raising the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire 12-month period, the Barclays Capital U.S. Aggregate Bond Index2, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index3 added 8.66% and 10.31%, respectively. By comparison, the Barclays Capital Municipal Bond Index4 gained 14.10% during the same period.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. We believe that for many investors, we believe simply building and maintaining a well-diversified investment plan focused on clear financial objectives is the best long-term strategy.

Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4	Wells Fargo Advantage Heritage Money Market Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Money Market Overview	Wells Fargo Advantage Heritage Money Market Fund	5

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2012.

Overview

If one term could be used to describe the prime money markets over the past 12 months, it would be “fear of contagion.” During the first half of the year, the markets were relatively untouched by the situation in Greece. The largest eurozone countries—Spain, Italy, Germany, and France—enjoyed access to the capital markets on all economic levels despite growing negative publicity. Although Greece sporadically shocked the markets with its ongoing struggle to balance social policy, funding needs, and austerity measures, the U.S. money markets remained relatively unaffected; this was primarily based on the perception that Greece posed little immediate risk in the money market funds space. The benchmark three-month LIBOR (London Interbank Offered Rate) started the period at 0.24% on January 31, 2011, and sank to its low of 0.18% on June 15, 2011, reflecting a very liquid funding market. However, at mid-year, this all changed.

In June, Fitch Ratings published a report highlighting prime money market funds’ exposure to European credits. Not only did the report neglect to emphasize that overall levels of exposures were not very different from previous years, it also did not comment on the beneficial effects of diversification among individual credits, countries, and regions; instead, it lumped all exposures into one bucket and sounded the alarm that Fitch believed money market funds were at risk for losses based on these issuers’ indirect exposure to Greece. As a result, the liquidity of short-term funding markets began to dry up. This trend accelerated in the fourth quarter of 2011, as the rating agencies began to contemplate the idea that the relative strength of countries’ banks might be affected by the credit quality of the respective sovereign entity. As a result, a number of eurozone countries and their banks were placed on credit watch negative and were subsequently downgraded during December. Stress in the funding markets for all European credits continued to mount, with the three-month LIBOR climbing 0.34% from its low on June 15, 2011, to a high of 0.52% on January 5, 2012. It was only after the introduction of the European Central Bank’s three-year Long-Term Refinancing Operation (LTRO) in late December that liquidity concerns eased and a handful of money market funds re-entered the European funding markets.

Against this backdrop, prime money market fund shareholders, in general, voted with their feet and exited the space, primarily to invest in the relative safety of government money market funds. From January 31, 2011, to January 31, 2012, the assets of all prime money market funds declined 8.5%, to $1.4 trillion, while those of government money market funds increased by 16.6%, from $755 billion to $881 billion. At the same time, the total supply of prime money market instruments declined 14.7%, or $291 billion; the bulk of that was driven by declines in negotiable certificates of deposit, as one would expect with the wholesale exit from European funding; in comparison, secured and unsecured commercial paper decreased by only 8.4%, or $89 billion.

Normally one would expect this activity to lead to rising rates on all money market eligible securities. However, unlike past cycles, during this cycle, rising LIBOR has not necessarily translated to higher rates on these instruments. As headline risk made European credits less attractive, the rotation out of European sectors into alternative sectors—such as Canadian, Australian, Japanese, and industrial credits—has increased demand for those securities and has driven down rates, resulting in a bifurcated market based largely on geography.

Strategic outlook

As we look to the next fiscal year, many uncertainties remain for the money market industry. Regulators continue to discuss the potential for further tightening of standards and practices for money market funds beyond those already implemented.

Despite the soothing effects of the LTRO, the situation within the eurozone—and Greece, in particular—still has not been resolved, and until a resolution is reached, there continues to be some likelihood that ongoing uncertainty may cause increasing stress on European funding markets. Greece is again coming to the table to renegotiate previous bailouts, asking for new money, and attempting to once again increase haircuts that existing bondholders should take on a negotiated bailout. The talks they are engaged in are once again described as Greece being on “the razor’s edge”; the difference this time for the short-term funding markets is that reaction has been relatively muted. We interpreted the market’s reaction as a sign that the market may have accepted that there will be an orderly Greek default and that the credit markets have already absorbed the bad news.

6	Wells Fargo Advantage Heritage Money Market Fund	Money Market Overview

If this has a familiar ring, it is because we faced a similar situation at the beginning of the past 12-month period. However, because we have managed our funds with relatively short weighted average maturities and a high degree of liquidity, we have been able to not only quickly adapt to a fluid situation but also meet our shareholders’ liquidity requirements and change the funds’ risk profiles to adapt to changing risk tolerances. As we move forward this year, we do not anticipate making any changes to our fundamental goals of managing to safety of principal and liquidity because we believe the risks are clearly asymmetrically skewed to the downside in credit and to the upside in interest rates. This suggests that we maintain our strategy of seeking relatively high-quality investments with relatively short weighted average maturities and continue carrying a relatively high degree of liquidity.

Performance Highlights (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	7

INVESTMENT OBJECTIVE

The Fund seeks current income, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

Laurie White

FUND INCEPTION

June 29, 1995

PORTFOLIO COMPOSITION[1] (AS OF JANUARY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JANUARY 31, 2012)
28 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JANUARY 31, 2012)
41 Days

1.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. The calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but unlike the calculation of WAM, does not allow shortening of the maturities of certain securities with periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

8	Wells Fargo Advantage Heritage Money Market Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JANUARY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Administrator Class (SHMXX)	06/29/1995	0.01	0.01	1.53	1.89	0.34%	0.34%
Institutional Class (SHIXX)	03/31/2000	0.01	0.05	1.64	2.06	0.22%	0.20%
Select Class (WFJXX)	06/29/2007	0.05	0.12	1.70	2.09	0.18%	0.13%
Service Class (WHTXX)**	06/30/2010	0.01	0.01	1.53	1.89	0.51%	0.43%

*	Returns for periods of less than one year are not annualized.

**	Service Class shares are closed to new investors.

FUND YIELD SUMMARY[7] (AS OF JANUARY 31, 2012)	Administrator Class	Institutional Class	Select Class	Service Class
7-Day Current Yield	0.01%	0.01%	0.07%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.07%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.07%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.07%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

5.	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Service Class shares prior to their inception reflects the performance of the Administrator Class shares and has not been adjusted to reflect the higher expenses applicable to the Service Class shares. If these expenses had been adjusted, returns would be lower.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class, and 0.43% for Service Class. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.14)%, (0.02)%, 0.02% and (0.28)% for Administrator Class, Institutional Class, Select Class and Service Class, respectively.

Fund Expenses (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	9

As a shareholder of the Fund, you incur ongoing costs, including management fees; shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$1.11	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Institutional Class
Actual	$1,000.00	$1,000.15	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,000.49	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$1.11	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

10	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Certificates of Deposit: 14.07%
Banco Del Estado De Chile	0.27%	02/03/2012	$61,000,000	$61,000,000
Banco Del Estado De Chile	0.27	02/08/2012	56,000,000	56,000,000
Bank of Montreal	0.09	02/03/2012	33,000,000	33,000,000
Bank of Montreal	0.12	02/16/2012	140,000,000	140,000,000
Bank of Montreal	0.23	02/27/2012	113,000,000	113,000,000
Bank of Montreal	0.23	02/27/2012	170,000,000	170,000,000
Bank of Montreal	0.23	02/29/2012	127,000,000	127,000,000
Bank of Nova Scotia	0.29	02/01/2012	15,000,000	15,000,000
Bank of Nova Scotia	0.74	06/11/2012	24,000,000	24,018,530
Bank of Nova Scotia (Houston)	0.31	02/03/2012	145,000,000	145,000,000
Bank of Nova Scotia (Houston)	0.33	04/10/2012	1,000,000	1,000,000
Bank of Nova Scotia (Houston)	0.79	03/12/2012	64,000,000	64,020,745
Bank of Tokyo Mitsubishi LLC	0.14	02/06/2012	80,500,000	80,500,000
Bank of Tokyo Mitsubishi LLC	0.40	02/13/2012	269,000,000	269,014,699
Barclays Bank plc (New York)±	0.69	04/16/2012	101,000,000	101,000,000
Credit Suisse (New York)±	0.58	03/01/2012	61,961,000	61,958,644
Mitsubishi Trust & Banking Corporation	0.20	02/10/2012	32,000,000	32,000,000
Mizuho Corporate Bank Limited	0.14	02/02/2012	342,000,000	342,000,000
National Australia Bank Limited	0.37	03/06/2012	233,000,000	233,001,100
National Australia Bank Limited	0.38	03/05/2012	14,000,000	14,001,022
National Australia Bank Limited (New York)±	0.43	04/18/2012	115,000,000	115,000,000
National Bank of Canada	0.10	02/15/2012	91,000,000	91,000,000
National Bank of Kuwait	0.17	02/01/2012	181,000,000	181,000,000
Nordea Bank plc	0.94	09/13/2012	106,000,000	106,067,069
Norinchukin Bank	0.18	02/03/2012	214,000,000	214,000,000
Norinchukin Bank	0.18	02/07/2012	152,000,000	152,000,000
Rabobank Nederland NV	0.37	04/24/2012	248,000,000	247,997,138
Royal Bank of Canada±	0.69	12/17/2012	116,000,000	116,000,000
Sumitomo Trust & Banking Corporation	0.14	02/01/2012	268,000,000	268,000,000
Toronto-Dominion Bank	0.10	03/09/2012	143,000,000	143,000,000
Toronto-Dominion Bank	0.18	04/04/2012	18,000,000	18,000,000
Toronto-Dominion Bank	0.21	05/04/2012	147,000,000	147,000,000
Union Bank of California	0.10	02/01/2012	22,600,000	22,600,000
Westpac Banking Corporation±	0.60	04/04/2012	7,700,000	7,704,862

Total Certificates of Deposit (Cost $3,911,883,809)				3,911,883,809

Commercial Paper: 33.66%

Asset-Backed Commercial Paper: 17.57%
CAFCO LLC 144A(z)	0.29	05/02/2012	10,000,000	9,992,669
CAFCO LLC 144A(z)	0.32	02/08/2012	32,000,000	31,997,760
CAFCO LLC 144A(z)	0.35	02/15/2012	10,000,000	9,998,561
Chariot Funding LLC 144A(z)	0.12	02/13/2012	92,000,000	91,996,013
Chariot Funding LLC 144A(z)	0.21	02/15/2012	77,731,000	77,726,546
Chariot Funding LLC 144A(z)	0.21	02/24/2012	51,000,000	50,992,832
Charta LLC 144A(z)	0.24	02/03/2012	50,000,000	49,999,000
Charta LLC 144A(z)	0.18	02/02/2012	35,000,000	34,999,650
Charta LLC 144A(z)	0.27	03/15/2012	50,000,000	49,983,278
Charta LLC 144A(z)	0.29	04/20/2012	25,000,000	24,984,090
Charta LLC 144A(z)	0.29	04/23/2012	68,000,000	67,955,082
Charta LLC 144A(z)	0.30	02/06/2012	4,000,000	3,999,800

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Heritage Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Charta LLC 144A(z)	0.31%	02/07/2012	$14,000,000	$13,999,160
Charta LLC 144A(z)	0.32	02/08/2012	75,000,000	74,994,750
Charta LLC 144A(z)	0.32	02/09/2012	11,000,000	10,999,120
Charta LLC 144A(z)	0.34	02/14/2012	100,000,000	99,986,639
Charta LLC 144A(z)	0.35	02/13/2012	90,000,000	89,988,600
Ciesco LLC 144A(z)	0.18	02/02/2012	25,000,000	24,999,750
Ciesco LLC 144A(z)	0.32	02/09/2012	58,000,000	57,995,360
Ciesco LLC 144A(z)	0.34	02/14/2012	25,000,000	24,996,660
CRC Funding LLC 144A(z)	0.27	03/15/2012	50,000,000	49,983,278
CRC Funding LLC 144A(z)	0.29	04/26/2012	54,000,000	53,963,025
CRC Funding LLC 144A(z)	0.30	02/06/2012	50,000,000	49,997,500
CRC Funding LLC 144A(z)	0.33	02/14/2012	15,000,000	14,998,050
CRC Funding LLC 144A(z)	0.35	02/13/2012	75,000,000	74,990,500
CRC Funding LLC 144A(z)	0.35	02/15/2012	33,000,000	32,995,252
Fairway Finance Corporation 144A(z)	0.07	02/02/2012	4,025,000	4,024,984
Fairway Finance Corporation 144A(z)	0.15	03/26/2012	30,524,000	30,517,132
Fairway Finance Corporation 144A(z)	0.17	02/22/2012	7,000,000	6,999,265
Fairway Finance Corporation 144A(z)	0.21	02/14/2012	8,030,000	8,029,333
Gotham Funding Corporation 144A(z)	0.11	02/03/2012	51,000,000	50,999,514
Gotham Funding Corporation 144A(z)	0.15	02/10/2012	18,000,000	17,999,235
Gotham Funding Corporation 144A(z)	0.17	02/23/2012	98,092,000	98,081,210
Gotham Funding Corporation 144A(z)	0.17	02/24/2012	78,609,000	78,599,960
Govco LLC 144A(z)	0.19	02/02/2012	88,000,000	87,999,096
Govco LLC 144A(z)	0.30	03/22/2012	8,500,000	8,496,340
Govco LLC 144A(z)	0.30	03/23/2012	9,000,000	8,996,048
Govco LLC 144A(z)	0.30	04/19/2012	72,000,000	71,953,200
Govco LLC 144A(z)	0.30	04/23/2012	23,500,000	23,483,942
Govco LLC 144A(z)	0.30	04/27/2012	53,000,000	52,962,017
Govco LLC 144A(z)	0.30	04/30/2012	52,000,000	51,961,433
Govco LLC 144A(z)	0.32	03/27/2012	12,000,000	11,993,950
Govco LLC 144A(z)	0.32	03/28/2012	6,000,000	5,996,920
Jupiter Securitization Company LLC 144A(z)	0.12	02/13/2012	91,000,000	90,996,057
Kells Funding LLC±144A	0.56	02/21/2012	229,000,000	229,000,000
Liberty Funding LLC 144A(z)	0.12	02/02/2012	24,000,000	23,999,840
Liberty Funding LLC 144A(z)	0.18	03/19/2012	10,000,000	9,997,650
MetLife Short Term Funding 144A(z)	0.16	02/21/2012	50,000,000	49,995,278
MetLife Short Term Funding 144A(z)	0.29	02/28/2012	30,000,000	29,993,250
MetLife Short Term Funding 144A(z)	0.29	03/01/2012	25,000,000	24,993,958
MetLife Short Term Funding 144A(z)	0.18	03/13/2012	52,000,000	51,989,340
MetLife Short Term Funding 144A(z)	0.18	03/19/2012	29,000,000	28,993,185
MetLife Short Term Funding 144A(z)	0.18	03/20/2012	15,000,000	14,996,400
MetLife Short Term Funding 144A(z)	0.18	03/21/2012	72,000,000	71,982,360
MetLife Short Term Funding 144A(z)	0.20	02/13/2012	7,000,000	6,999,487
MetLife Short Term Funding 144A(z)	0.20	02/14/2012	19,170,000	19,168,477
MetLife Short Term Funding 144A(z)	0.21	02/15/2012	11,825,000	11,823,942
MetLife Short Term Funding 144A(z)	0.21	04/11/2012	58,000,000	57,976,317
MetLife Short Term Funding 144A(z)	0.29	02/27/2012	12,000,000	11,997,400
MetLife Short Term Funding 144A(z)	0.32	03/26/2012	16,000,000	15,992,080
MetLlife Short Term Funding 144A(z)	0.15	02/07/2012	39,000,000	38,998,895
MetLlife Short Term Funding 144A(z)	0.18	03/27/2012	48,864,000	48,850,562
Old Line Funding LLC 144A(z)	0.20	02/10/2012	41,757,000	41,754,703

12	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Commercial Paper (continued)
Old Line Funding LLC 144A(z)	0.20%	02/13/2012	$23,069,000	$23,067,308
Old Line Funding LLC 144A(z)	0.21	02/21/2012	123,610,000	123,594,893
Old Line Funding LLC 144A(z)	0.21	02/22/2012	39,026,000	39,020,992
Old Line Funding LLC 144A(z)	0.21	02/23/2012	59,752,000	59,743,967
Old Line Funding LLC 144A(z)	0.21	02/24/2012	63,243,000	63,234,111
Old Line Funding LLC 144A(z)	0.21	02/28/2012	53,468,000	53,459,178
Old Line Funding LLC 144A(z)	0.21	04/10/2012	16,000,000	15,993,560
Old Line Funding LLC 144A(z)	0.22	03/27/2012	14,041,000	14,036,281
Old Line Funding LLC 144A(z)	0.24	03/20/2012	29,457,000	29,447,574
Old Line Funding LLC 144A(z)	0.25	04/02/2012	181,779,000	181,706,149
Straight-A Funding LLC 144A(z)	0.00	02/01/2012	100,119,000	100,119,000
Straight-A Funding LLC 144A(z)	0.10	02/02/2012	260,118,000	260,116,627
Straight-A Funding LLC 144A(z)	0.18	03/05/2012	190,000,000	189,966,908
Straight-A Funding LLC 144A(z)	0.19	03/28/2012	15,052,000	15,047,551
Straight-A Funding LLC 144A(z)	0.19	04/09/2012	22,000,000	21,992,104
Straight-A Funding LLC 144A(z)	0.19	04/20/2012	10,000,000	9,995,831
Straight-A Funding LLC 144A(z)	0.19	04/23/2012	28,000,000	27,987,882
Straight-A Funding LLC 144A(z)	0.19	04/26/2012	134,178,000	134,117,806
Straight-A Funding LLC 144A(z)	0.19	04/27/2012	58,059,000	58,032,648
Sydney Capital Corporation 144A(z)	0.34	03/15/2012	24,000,000	23,989,967
Thunder Bay Funding LLC 144A(z)	0.19	02/08/2012	40,043,000	40,041,288
Thunder Bay Funding LLC 144A(z)	0.20	02/13/2012	19,035,000	19,033,604
Thunder Bay Funding LLC 144A(z)	0.21	02/21/2012	51,000,000	50,993,767
Thunder Bay Funding LLC 144A(z)	0.21	02/22/2012	17,255,000	17,252,786
Thunder Bay Funding LLC 144A(z)	0.21	02/23/2012	26,006,000	26,002,504
Thunder Bay Funding LLC 144A(z)	0.21	02/24/2012	52,578,000	52,570,610
Thunder Bay Funding LLC 144A(z)	0.21	02/27/2012	49,932,000	49,924,066
Thunder Bay Funding LLC 144A(z)	0.21	04/05/2012	28,023,000	28,012,538
Thunder Bay Funding LLC 144A(z)	0.21	04/09/2012	11,000,000	10,995,637
Thunder Bay Funding LLC 144A(z)	0.21	04/12/2012	41,000,000	40,983,019
Thunder Bay Funding LLC 144A(z)	0.24	03/20/2012	22,366,000	22,358,843
Victory Receivables 144A(z)	0.09	02/02/2012	24,000,000	23,999,880
Victory Receivables 144A(z)	0.12	02/03/2012	65,000,000	64,999,350
Victory Receivables 144A(z)	0.15	02/07/2012	93,272,000	93,269,202
Victory Receivables 144A(z)	0.17	02/10/2012	43,911,000	43,908,994
Victory Receivables 144A(z)	0.17	02/22/2012	42,092,000	42,087,581
Victory Receivables 144A(z)	0.17	02/23/2012	28,000,000	27,996,920
Victory Receivables 144A(z)	0.18	02/13/2012	18,500,000	18,498,828
Victory Receivables 144A(z)	0.18	02/16/2012	43,312,000	43,308,571
White Point Funding Incorporated 144A(z)	0.63	03/06/2012	14,659,000	14,650,001
White Point Funding Incorporated 144A(z)	0.63	03/08/2012	14,581,000	14,571,522
Working Capital Management Company 144A(z)	0.25	02/07/2012	17,000,000	16,999,178

				4,886,234,711

Financial Company Commercial Paper: 13.64%
ANZ National Limited 144A(z)	0.31	03/02/2012	38,000,000	37,989,867
ANZ National Limited 144A(z)	0.34	03/23/2012	82,000,000	81,959,342
ASB Finance Limited 144A(z)	0.35	02/21/2012	21,000,000	20,995,683
ASB Finance Limited 144A±	0.56	05/31/2012	139,000,000	139,000,000
ASB Finance Limited 144A±	0.57	06/08/2012	139,000,000	138,995,982
Australia & New Zealand Banking Group Limited 144A(z)	0.24	02/21/2012	104,000,000	103,985,556

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Heritage Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Financial Company Commercial Paper (continued)
Australia & New Zealand Banking Group Limited 144A(z)	0.24%	02/22/2012	$94,000,000	$93,986,292
Australia & New Zealand Banking Group Limited 144A(z)	0.24	02/28/2012	105,000,000	104,980,313
Australia & New Zealand Banking Group Limited 144A(z)	0.24	02/29/2012	105,000,000	104,979,583
Australia & New Zealand Banking Group Limited 144A(z)	0.24	03/01/2012	68,000,000	67,986,306
Australia & New Zealand Banking Group Limited 144A(z)	0.24	03/02/2012	98,000,000	97,979,583
Australia & New Zealand Banking Group Limited 144A(z)	0.24	03/05/2012	40,000,000	39,990,833
Australia & New Zealand Banking Group Limited 144A(z)	0.27	03/23/2012	64,000,000	63,975,520
Axis Bank Limited(z)	0.46	02/17/2012	114,000,000	113,975,174
Axis Bank Limited(z)	0.57	03/26/2012	24,000,000	23,979,120
Axis Bank Limited (Dubai)(z)	0.57	03/20/2012	32,000,000	31,975,253
Axis Bank Limited (Dubai)(z)	0.59	03/13/2012	13,000,000	12,991,117
BNZ International Funding Limited 144A(z)	0.20	03/14/2012	19,000,000	18,995,567
BNZ International Funding Limited 144A(z)	0.26	04/19/2012	29,000,000	28,983,663
BNZ International Funding Limited 144A(z)	0.35	03/01/2012	19,000,000	18,994,490
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	02/10/2012	60,000,000	59,998,200
Caisse Centrale Desjardins du Quebec 144A(z)	0.10	02/06/2012	23,000,000	22,999,617
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	02/09/2012	61,000,000	60,998,373
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	02/13/2012	48,000,000	47,998,080
Caisse Centrale Desjardins du Quebec 144A(z)	0.12	02/27/2012	29,000,000	28,997,487
Caisse Centrale Desjardins du Quebec 144A(z)	0.12	02/29/2012	70,000,000	69,993,467
Commonwealth Bank of Australia 144A(z)	0.19	02/06/2012	131,000,000	130,995,815
Commonwealth Bank of Australia 144A(z)	0.24	03/02/2012	37,000,000	36,992,292
Commonwealth Bank of Australia 144A(z)	0.24	03/06/2012	145,000,000	144,966,449
Commonwealth Bank of Australia 144A(z)	0.25	03/01/2012	117,000,000	116,975,495
Commonwealth Bank of Australia 144A(z)	0.26	02/21/2012	156,000,000	155,976,600
DBS Bank Limited 144A(z)	0.34	03/19/2012	40,000,000	39,981,722
DBS Bank Limited 144A(z)	0.34	03/21/2012	50,000,000	49,976,181
DBS Bank Limited 144A(z)	0.48	04/16/2012	60,000,000	59,940,000
DBS Bank Limited 144A(z)	0.48	04/18/2012	79,000,000	78,918,893
General Electric Capital Corporation(z)	0.27	02/29/2012	91,000,000	90,980,182
General Electric Capital Corporation(z)	0.17	02/28/2012	115,000,000	114,984,475
ICICI Bank Limited(z)	0.53	02/27/2012	6,000,000	5,997,617
Louis Dreyfus Commodities LLC(z)	0.27	02/10/2012	26,625,000	26,623,003
Louis Dreyfus Commodities LLC(z)	0.39	03/05/2012	22,000,000	21,991,933
New York Life Capital Corporation 144A(z)	0.11	02/07/2012	57,000,000	56,998,765
Oversea-Chinese Banking Corporation Limited(z)	0.56	04/10/2012	59,000,000	58,935,543
Suncorp Group Limited 144A(z)	0.42	02/06/2012	23,000,000	22,998,403
Toronto-Dominion Holdings Incorporated 144A(z)	0.18	02/08/2012	80,000,000	79,996,733
Toronto-Dominion Holdings Incorporated 144A(z)	0.19	02/10/2012	80,000,000	79,995,800
Toyota Motor Credit Corporation(z)	0.22	02/09/2012	105,000,000	104,994,167
Toyota Motor Credit Corporation(z)	0.29	02/24/2012	105,000,000	104,979,875
UOB Funding LLC(z)	0.25	03/12/2012	13,000,000	12,996,244
UOB Funding LLC(z)	0.44	03/08/2012	35,000,000	34,984,250
Westpac Banking Corporation 144A(z)	0.27	03/05/2012	172,000,000	171,955,853
Westpac Banking Corporation 144A(z)	0.29	03/01/2012	75,761,000	75,742,691
Westpac Securities NZ Limited 144A(z)	0.28	04/19/2012	43,000,000	42,973,913
Westpac Securities NZ Limited 144A(z)	0.31	03/16/2012	9,700,000	9,696,206
Westpac Securities NZ Limited 144A±	0.45	04/11/2012	93,000,000	92,999,317
Westpac Securities NZ Limited 144A±	0.63	04/16/2012	129,000,000	129,000,000

				3,792,232,885

14	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Other Commercial Paper: 2.45%
ACTS Retirement Life Communities Incorporated(z)	0.19%	02/27/2012	$10,000,000	$9,998,556
ACTS Retirement Life Communities Incorporated(z)	0.19	02/28/2012	8,000,000	7,998,800
BP Capital Markets plc 144A(z)	0.24	02/17/2012	39,000,000	38,995,667
Coca-Cola Company 144A(z)	0.07	03/23/2012	34,000,000	33,996,628
Coca-Cola Company 144A(z)	0.11	04/20/2012	34,000,000	33,991,793
Coca-Cola Company 144A(z)	0.11	04/23/2012	100,000,000	99,974,944
Coca-Cola Company 144A(z)	0.11	04/25/2012	39,000,000	38,989,990
Coca-Cola Company 144A(z)	0.13	03/13/2012	19,000,000	18,997,187
Coca-Cola Company 144A(z)	0.14	02/13/2012	45,000,000	44,997,750
Coca-Cola Company 144A(z)	0.14	03/12/2012	68,000,000	67,989,422
Coca-Cola Company 144A(z)	0.14	03/15/2012	23,000,000	22,996,154
General Electric Capital Corporation(z)	0.08	02/14/2012	49,000,000	48,998,408
General Electric Capital Corporation(z)	0.13	03/28/2012	119,000,000	118,975,936
Proctor & Gamble 144A(z)	0.00	02/01/2012	23,000,000	23,000,000
Toyota Motor Credit Corporation(z)	0.13	02/02/2012	24,000,000	23,999,833
Toyota Motor Credit Corporation(z)	0.17	02/03/2012	24,000,000	23,999,667
University of Washington	0.27	04/02/2012	12,000,000	12,000,000
Wal-Mart Stores Incorporated 144A(z)	0.05	02/13/2012	12,000,000	11,999,800

				681,900,535

Total Commercial Paper (Cost $9,360,368,131)				9,360,368,131

Municipal Bonds and Notes: 27.57%

Alabama: 0.12%

Variable Rate Demand Notes§: 0.12%
Mobile AL Infirmary Health System Special Care Facilities Series 2006-A (Health Revenue, Bank of Nova Scotia LOC)	0.07	02/01/2040	23,700,000	23,700,000
Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-A (IDR, JPMorgan Chase Bank LOC)	0.12	03/01/2027	10,000,000	10,000,000

				33,700,000

Arizona: 0.17%

Variable Rate Demand Notes§: 0.17%
Glendale AZ IDA Thunderbird Garvin School Series A (IDR, JPMorgan Chase Bank LOC)	0.21	07/01/2035	6,725,000	6,725,000
Glendale AZ IDA Midwestern University (Education Revenue, JPMorgan Chase Bank LOC)	0.08	05/01/2041	40,000,000	40,000,000

				46,725,000

California: 4.95%

Other Municipal Debt: 0.20%
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	02/01/2012	3,000,000	3,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11/01/2012	16,000,000	16,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	02/01/2013	13,000,000	13,000,000
San Francisco CA Public Utilities Commission (Tax Revenue)	0.17	03/06/2012	10,000,000	10,000,000
San Jose CA International Airport (Airport Revenue)	0.61	03/13/2012	6,940,000	6,940,000
Turlock Irrigation District California (Housing Revenue)	0.22	02/01/2012	5,405,000	5,405,000

				54,345,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Heritage Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§: 4.75%
ABAG Finance Authority for Nonprofit Corporation California Marin Country Day School (Education Revenue, U.S. Bank NA LOC)	0.05%	07/01/2037	$18,175,000	$18,175,000
Bay Area Toll Authority California Toll Bridge Series A (Transportation Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.03	04/01/2045	31,600,000	31,600,000
Bay Area Toll Authority California Toll Bridge Series C2 (Transportation Revenue, Morgan Stanley Bank LOC)	0.03	04/01/2045	83,525,000	83,525,000
California Economic Recovery Series C-5 (Tax Revenue, Bank of America NA LOC)	0.04	07/01/2023	40,000,000	40,000,000
California GO Series B Subseries B-2 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.05	05/01/2040	45,000,000	45,000,000
California HFA Home Mortgage Series M (Housing Revenue, FNMA LOC)	0.06	08/01/2034	13,390,000	13,390,000
California HFA Program Series A (Housing Revenue, FNMA Insured, GO of Agency Insured)	0.06	08/01/2036	10,500,000	10,500,000
California HFFA Catholic Healthcare Series H (Health Revenue, Bank of America NA LOC)	0.08	07/01/2035	64,765,000	64,765,000
California HFFA Catholic Healthcare Series L (Health Revenue, Citibank NA LOC)	0.07	07/01/2033	9,000,000	9,000,000
California Housing Finance Agency Series B (Housing Revenue, FNMA LOC)	0.14	08/01/2036	5,895,000	5,895,000
California PCFA Pacific Gas & Electric Project Series 97-B (Utilities Revenue, JPMorgan Chase Bank LOC)	0.07	11/01/2026	26,200,000	26,200,000
California PCFA Pacific Gas & Electric Series C (Utilities Revenue, JPMorgan Chase Bank LOC)	0.04	11/01/2026	31,000,000	31,000,000
California PCFA Pacific Gas & Electric Series F (Utilities Revenue, JPMorgan Chase Bank LOC)	0.04	11/01/2026	10,800,000	10,800,000
California State Floating Series C-2 (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.04	05/01/2033	8,000,000	8,000,000
California State Variable Series B Subseries B1 (Miscellaneous Revenue, Bank of America NA LOC)	0.08	05/01/2040	47,000,000	47,000,000
California Statewide CDA Rady Children’s Hospital Series A (Health Revenue, U.S. Bank NA LOC)	0.05	08/15/2047	63,845,000	63,845,000
California Statewide CDA Series 2554 (Miscellaneous Revenue, FSA Insured)	0.13	07/01/2047	14,190,000	14,190,000
California Statewide CDA Sweep Loan Program Series A (Health Revenue, Citibank NA LOC)	0.07	08/01/2035	17,460,000	17,460,000
East Bay California Municipal Utilities District Water System Series 2011A-2 JPMorgan Chase PUTTER Trust Series 4032 (Miscellaneous Revenue) 144A	0.08	06/26/2012	38,995,000	38,995,000
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue, Citibank NA LOC)	0.07	03/01/2036	41,595,000	41,595,000
Golden State Tobacco Securitization Corporation CA Series 3107 (Tobacco Revenue) 144A	0.13	12/01/2045	25,710,000	25,710,000
Loma Linda CA Loma Linda University Series B (Health Revenue, Bank of America NA LOC)	0.06	12/01/2037	12,000,000	12,000,000
Los Angeles CA Multi-Family Housing Fountain Park (Housing Revenue, FNMA Insured)	0.05	03/15/2034	32,615,000	32,615,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (Miscellaneous Revenue) 144A	0.08	08/12/2012	17,765,000	17,765,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Trust Series 3931 (Miscellaneous Revenue)	0.08	08/12/2012	33,570,000	33,570,000
Los Angeles CA Unified School District COP Administration Building Project Series A (Lease Revenue, Bank of America NA LOC)	0.05	10/01/2024	9,730,000	9,730,000
Los Angeles CA Wastewater Systems Subseries F-1 (Water & Sewer Revenue, Bank of America NA LOC)	0.04	06/01/2028	28,900,000	28,900,000

16	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Los Angeles CA Wastewater Systems Subseries F-2 (Water & Sewer Revenue, Bank of America NA LOC)	0.04%	06/01/2032	$24,515,000	$24,515,000
Metropolitan Water District of Southern California Series B (Water & Sewer Revenue)	0.05	07/01/2027	26,570,000	26,570,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Bank of Nova Scotia LOC)	0.04	09/01/2033	14,585,000	14,585,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.08	12/01/2040	31,400,000	31,400,000
Northern California Power Agency RB Hydroelectric Project Series A (Utilities Revenue, Citibank NA LOC)	0.07	07/01/2032	77,560,000	77,560,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.08	02/01/2035	18,000,000	18,000,000
Sacramento CA MUD Series K (Utilities Revenue, Bank of America NA LOC)	0.08	08/15/2028	48,900,000	48,900,000
Sacramento County CA Sanitation District Finance Authority Series B (Water & Sewer Revenue, Morgan Stanley Bank LOC)	0.06	12/01/2037	18,500,000	18,500,000
San Diego CA Unified School District JPMorgan Chase PUTTER Trust Series 3966 (Tax Revenue) 144A	0.08	08/12/2012	18,000,000	18,000,000
San Diego CA Unified School District TRAN JPMorgan Chase PUTTER Trust Series 3934 (Tax Revenue) 144A	0.08	08/07/2012	13,345,000	13,345,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue, JPMorgan Chase Bank LOC)	0.07	04/01/2038	44,695,000	44,695,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase Bank LOC)	0.04	04/01/2038	76,200,000	76,200,000
San Francisco CA City & County Finance Corporation Moscone Center Project Series 2008 (Lease Revenue, Bank of America NA LOC)	0.05	04/01/2030	20,765,000	20,765,000
San Francisco CA City & County Redevelopment Agency Series B001 (Lease Revenue) 144A	0.32	11/01/2041	4,000,000	4,000,000
San Jose CA Financing Authority Taxable Land Series F (Lease Revenue, Bank of America NA LOC)	0.17	06/01/2034	10,000,000	10,000,000
San Jose CA Redevelopment Agency (Tax Revenue)	0.05	07/01/2026	16,095,000	16,095,000
San Luis Obispo County CA Financing Authority Series 3030 (Water & Sewer Revenue, BHAC-CR MBIA Insured) 144A	0.13	09/01/2038	23,570,000	23,570,000
Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Lease Revenue, Bank of America NA LOC)	0.07	05/15/2035	10,725,000	10,725,000
Santa Clara County CA TRAN JPMorgan Chase PUTTER Series 3976 (Miscellaneous Revenue) 144A	0.08	06/29/2012	11,610,000	11,610,000
Santa Clara Valley CA Transportation Authority Series A (Tax Revenue)	0.03	04/01/2036	27,200,000	27,200,000
Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Health Revenue, U.S. Bank NA LOC)	0.04	06/01/2036	4,900,000	4,900,000

				1,322,360,000

Colorado: 1.40%

Variable Rate Demand Notes§: 1.40%
Colorado HFA Class I Series A-1 (Housing Revenue)	0.21	10/01/2033	13,665,000	13,665,000
Colorado HFA Class I Series A-1 (Housing Revenue)	0.21	11/01/2036	1,655,000	1,655,000
Colorado HFA Class I Series A-2 (Housing Revenue)	0.09	11/01/2026	12,240,000	12,240,000
Colorado HFA Class I Series A-2 (Housing Revenue, FNMA LOC)	0.14	05/01/2038	10,185,000	10,185,000
Colorado HFA Class I Series B-3 (Housing Revenue)	0.09	11/01/2036	25,445,000	25,445,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FNMA Insured)	0.15	05/01/2050	81,385,000	81,385,000
Denver CO City & County Subseries G1 (Port Authority Revenue, Assured Guaranty Insured)	0.08	11/15/2025	19,905,000	19,905,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Heritage Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Denver CO City & County Subseries G2 (Port Authority Revenue, Assured Guaranty Insured)	0.08%	11/15/2025	$19,000,000	$19,000,000
Denver CO Public Schools Series A-1 (Lease Revenue, AGM Insured)	0.10	12/15/2037	14,845,000	14,845,000
Denver CO Public Schools Series A-2 (Lease Revenue, AGM Insured)	0.10	12/15/2037	15,300,000	15,300,000
Denver CO Public Schools Series A-4 (Lease Revenue, Royal Bank of Canada LOC, AGM Insured)	0.12	12/15/2037	46,000,000	46,000,000
JPMorgan Chase PUTTER Trust Series 4024 (Miscellaneous Revenue) 144A	0.08	06/27/2012	25,245,000	25,245,000
Southern Ute Indian Tribe Reservation (Miscellaneous Revenue) 144A	0.07	04/01/2040	62,735,000	62,735,000
University of Colorado Hospital Series B (Health Revenue, JPMorgan Chase Bank LOC)	0.06	11/15/2031	40,745,000	40,745,000

				388,350,000

District of Columbia: 0.29%

Other Municipal Debt: 0.08%
District of Columbia Metropolitan Airport Authority (Miscellaneous Revenue)	0.22	02/13/2012	5,000,000	5,000,000
District of Columbia Water & Sewer Authority (Miscellaneous Revenue)	0.20	03/12/2012	17,200,000	17,200,000

				22,200,000

Variable Rate Demand Notes§: 0.21%
District of Columbia Georgetown University Series B2 (Education Revenue, JPMorgan Chase Bank LOC)	0.05	04/01/2041	9,645,000	9,645,000
District of Columbia The American University Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	04/01/2038	28,000,000	28,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4026 (Tax Revenue) 144A	0.08	09/28/2012	5,000,000	5,000,000
Metropolitan Washington DC Airports Authority Subseries D-1 (Port Authority Revenue, Bank of America NA LOC)	0.07	10/01/2039	16,430,000	16,430,000

				59,075,000

Florida: 0.58%

Variable Rate Demand Notes§: 0.58%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.06	03/01/2038	5,795,000	5,795,000
Florida Municipal Power Agency All Requirements Supply Series C (Utilities Revenue, Bank of America NA LOC)	0.06	10/01/2035	49,500,000	49,500,000
Orlando FL Utilities Commission Series 1 (Utilities Revenue)	0.04	10/01/2033	47,000,000	47,000,000
Palm Bay FL Special Obligation Variable Taxable Pension Funding Project (Miscellaneous Revenue, AGM Insured)	0.45	10/01/2037	24,260,000	24,260,000
Sarasota County FL Public Hospital Series D (Health Revenue)	0.06	07/01/2037	12,900,000	12,900,000
Volusia County FL Eclipse Funding Trust (Lease Revenue, U.S. Bank NA LOC, FSA Insured)	0.07	08/01/2013	11,970,000	11,970,000
Volusia County FL Eclipse Funding Trust (Lease Revenue, U.S. Bank NA LOC, FSA Insured)	0.07	08/01/2032	10,970,000	10,970,000

				162,395,000

Georgia: 0.31%

Variable Rate Demand Notes§: 0.31%
Fulton County GA Series 1474 (Water & Sewer Revenue, AGC-ICC FGIC Insured)	0.12	07/01/2012	10,085,000	10,085,000

18	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Energy Revenue)	0.08%	08/01/2040	$25,270,000	$25,270,000
Savannah GA College of Art & Design Series 2004 BD (Education Revenue, Bank of America NA LOC)	0.22	04/01/2024	42,500,000	42,500,000
Wayne County GA IDA Various Rayonier Project (IDR, Bank of America NA LOC)	0.17	05/01/2020	8,000,000	8,000,000

				85,855,000

Illinois: 1.62%

Variable Rate Demand Notes§: 1.62%
Chicago IL Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DB-393 (Tax Revenue)	0.07	01/01/2034	11,945,000	11,945,000
Chicago IL Midway Airport 2nd Lien Series A-2 (Airport Revenue, JPMorgan Chase Bank LOC)	0.10	01/01/2025	5,135,000	5,135,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.13	01/01/2035	20,040,000	20,040,000
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.07	05/01/2014	17,805,000	17,805,000
Chicago IL Waterworks Revenue Subseries 2001-1 (Water & Sewer Revenue)	0.08	11/01/2030	12,000,000	12,000,000
Chicago IL Waterworks Revenue Subseries 2001-2 (Water & Sewer Revenue)	0.08	11/01/2030	27,000,000	27,000,000
Cook County IL Series A (Tax Revenue)	0.20	11/01/2023	25,680,000	25,680,000
Cook County IL Series D-1 (Miscellaneous Revenue)	0.18	11/01/2030	19,000,000	19,000,000
Cook County IL Series D-2 (Miscellaneous Revenue)	0.18	11/01/2030	28,000,000	28,000,000
IIlinois Health Facilities Authority Centegra Health System Series 2002 (Health Revenue, FSA Insured)	0.08	09/01/2032	12,400,000	12,400,000
Illinois Finance Authority Bradley University Series A (Education Revenue, PNC Bank NA LOC)	0.06	04/01/2033	24,635,000	24,635,000
Illinois Finance Authority Resurrection Health Project Series 2005-B (Health Revenue, JPMorgan Chase Bank LOC)	0.07	05/15/2035	14,785,000	14,785,000
Illinois Finance Authority Revenue Elmhurst Healthcare Series B (Health Revenue)	0.06	01/01/2048	20,000,000	20,000,000
Illinois Finance Authority Revenue University of Chicago (Education Revenue)	0.06	07/01/2038	46,534,000	46,534,000
Illinois Finance Authority Revenue University of Chicago Medical Center Series A (Health Revenue, Bank of America NA LOC)	0.05	08/01/2044	46,250,000	46,250,000
Illinois Finance Authority Spertus Institute (Education Revenue, Northern Trust Company LOC)	0.09	09/01/2035	43,570,000	43,570,000
Illinois Finance Authority St. Ignatius College (Education Revenue, JPMorgan Chase Bank LOC)	0.09	12/01/2036	13,000,000	13,000,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, GO of Authority Insured)	0.13	01/01/2027	13,090,000	13,090,000
Illinois International Port District (Port Authority Revenue, U.S. Bank NA LOC)	0.09	01/01/2023	8,000,000	8,000,000
Illinois Toll Highway Authority (Transportation Revenue, PNC Bank NA LOC)	0.06	07/01/2030	16,000,000	16,000,000
Illinois Toll Highway Authority (Transportation Revenue, Citibank NA LOC)	0.07	07/01/2030	25,000,000	25,000,000

				449,869,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Heritage Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Indiana: 0.63%

Variable Rate Demand Notes§: 0.63%
Indiana State Health Facilities Financing Authority (Health Revenue)	0.06%	01/01/2029	$8,740,000	$8,740,000
Richmond IN Reid Hospital & Health Care Services Incorporated (Health Revenue, AGM Insured)	0.08	01/01/2040	49,450,000	49,450,000
Indiana Financing Authority Duke Energy Project A-3 (Resource Recovery Revenue, Mizuho Corporate Bank LOC)	0.08	12/01/2039	54,125,000	54,125,000
Indiana Finance Authority Hospital Revenue University Health Series K (Health Revenue, JPMorgan Chase Bank LOC)	0.10	03/01/2033	20,800,000	20,800,000
Indiana Finance Authority Hospital Revenue University Health Series J (Health Revenue, JPMorgan Chase Bank LOC)	0.11	03/01/2033	15,625,000	15,625,000
Indiana Finance Authority University Health Obligated Group Series 2011C (Health Revenue, Northern Trust Company LOC)	0.06	03/01/2033	13,000,000	13,000,000
Indiana Housing & CDA (Housing Revenue)	0.09	07/01/2036	14,060,000	14,060,000

				175,800,000

Iowa: 0.10%

Variable Rate Demand Note§: 0.10%
Iowa State Finance Authority Health Facilities (Health Revenue)	0.06	02/15/2035	27,040,000	27,040,000

Kentucky: 0.31%

Variable Rate Demand Notes§: 0.31%
Carroll County KY Environmental Facility Revenue Series A (Utilities Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.09	10/01/2034	26,000,000	26,000,000
Kentucky Municipal Power Agency Series B002 (Miscellaneous Revenue, Assured Guaranty Insured) 144A	0.32	09/01/2037	20,000,000	20,000,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.08	03/01/2021	6,000,000	6,000,000
Louisville & Jeffeson County Sewer District, JPMorgan Chase PUTTER/DRIVER Trust Series 4012 (Water & Sewer Revenue) 144A	0.08	12/12/2012	35,000,000	35,000,000

				87,000,000

Louisiana: 0.70%

Variable Rate Demand Notes§: 0.70%
East Baton Rouge Parish LA Road & Street Improvement Project Series A (Tax Revenue, JPMorgan Chase Bank LOC)	0.07	08/01/2030	71,440,000	71,440,000
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue) 144A	0.32	02/01/2045	16,280,000	16,280,000
Louisiana Public Facilities Authority RB Dynamic Fuels LLC Project Series 2008 (IDR, JPMorgan Chase Bank LOC)	0.05	10/01/2033	43,600,000	43,600,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.08	11/01/2040	39,200,000	39,200,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.10	11/01/2040	18,700,000	18,700,000
St. James Parish LA PCRB Texaco Project Series 1988B (Miscellaneous Revenue)	0.04	07/01/2012	5,000,000	5,000,000

				194,220,000

Maryland: 0.35%

Variable Rate Demand Notes§: 0.35%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.17	07/01/2032	45,910,000	45,910,000

20	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Maryland Health & HEFA Anne Arundel Health System B (Health Revenue, Bank of America NA LOC)	0.08%	07/01/2043	$44,500,000	$44,500,000
Maryland HEFA Suburban Hospital Issue Series 2008 (Health Revenue, PNC Bank NA LOC)	0.06	07/01/2029	7,890,000	7,890,000

				98,300,000

Massachusetts: 0.68%

Variable Rate Demand Notes§: 0.68%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured)	0.06	01/01/2029	15,000,000	15,000,000
Massachusetts Development Finance Agency Boston University Series U-6E (Education Revenue, Bank of Nova Scotia LOC)	0.04	10/01/2042	13,670,000	13,670,000
Massachusetts HEFA Boston University Project Series N (Education Revenue, Bank of America NA LOC)	0.16	10/01/2034	9,855,000	9,855,000
Massachusetts HEFA Children’s Hospital Project Series N-3 (Health Revenue, JPMorgan Chase Bank LOC)	0.06	10/01/2038	49,000,000	49,000,000
Massachusetts State HEFA (Health Revenue, JPMorgan Chase Bank LOC)	0.06	10/01/2049	16,450,000	16,450,000
Massachusetts State Water Resources Authority Series A-1 (Water & Sewer Revenue, GO of Authority Insured)	0.07	08/01/2037	19,675,000	19,675,000
Massachusetts State Water Resources Authority Series A-2 (Water & Sewer Revenue, GO of Authority Insured)	0.05	08/01/2037	12,500,000	12,500,000
Massachusetts State Water Resources Authority Series C-1 (Water & Sewer Revenue, GO of Authority Insured)	0.08	11/01/2026	20,085,000	20,085,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured)	0.07	08/01/2037	32,810,000	32,810,000

				189,045,000

Michigan: 1.71%

Variable Rate Demand Notes§: 1.71%
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.16	09/01/2050	100,000,000	100,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.16	09/01/2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.16	09/01/2050	22,000,000	22,000,000
Michigan Finance Authority Unemployment Obligation Assessment Series 2011 (Miscellaneous Revenue, Citibank NA LOC)	0.11	07/01/2014	175,000,000	175,000,000
Michigan HEFAR Calvin College Project Series A (Education Revenue, JPMorgan Chase Bank LOC)	0.07	09/01/2037	20,000,000	20,000,000
Michigan HEFAR Calvin College Project Series B (Education Revenue, JPMorgan Chase Bank LOC)	0.07	09/01/2037	15,000,000	15,000,000
Michigan Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.10	10/01/2037	57,620,000	57,620,000
Wayne County MI Airport Authority Series E-1 (Airport Revenue, JPMorgan Chase Bank LOC)	0.10	12/01/2028	25,000,000	25,000,000
Wayne County MI Airport Authority Series F (Airport Revenue, JPMorgan Chase Bank LOC)	0.08	12/01/2033	37,320,000	37,320,000

				476,940,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Heritage Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Minnesota: 0.31%

Variable Rate Demand Notes§: 0.31%
Minnesota Office of Higher Education Supplemental Student Loan Program Series A (Education Revenue, U.S. Bank NA LOC)	0.06%	09/01/2046	$10,500,000	$10,500,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.06	09/01/2046	9,200,000	9,200,000
Minnesota State HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured)	0.20	07/01/2038	4,205,000	4,205,000
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured)	0.20	07/01/2048	4,750,000	4,750,000
St. Anthony MN Landings Silver Lake Project Series A (Housing Revenue, Bank of America NA LOC)	0.20	10/01/2037	13,400,000	13,400,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, U.S. Bank NA LOC)	0.06	05/01/2042	20,000,000	20,000,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, Assured Guaranty Insured)	0.08	05/01/2042	13,000,000	13,000,000
St. Paul MN Housing & RDA Bridgecreek Place Limited Project Series 2004-A (Housing Revenue, Bank of America NA LOC)	0.20	06/15/2037	10,750,000	10,750,000

				85,805,000

Mississippi: 1.20%

Variable Rate Demand Notes§: 1.20%
Jackson County MS PCR Chevron USA Incorporated Project (IDR)	0.04	12/01/2016	16,500,000	16,500,000
Jackson County MS Port Facility Revenue Chevron USA Incorporated Project (IDR)	0.04	06/01/2023	30,325,000	30,325,000
Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Series K (IDR)	0.04	11/01/2035	52,500,000	52,500,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series (IDR)	0.04	12/01/2030	15,000,000	15,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 2009B (IDR)	0.04	12/01/2030	15,000,000	15,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR)	0.04	12/01/2030	93,955,000	93,955,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (IDR)	0.04	11/01/2035	19,700,000	19,700,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series H (IDR)	0.05	11/01/2035	24,135,000	24,135,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series L (IDR)	0.06	11/01/2035	13,200,000	13,200,000
Mississippi Nissan Project Series A (Tax Revenue, GO of Commonwealth Insured)	0.17	11/01/2028	415,000	415,000
Mississippi State Business Finance Commission Gulf Opportunity Chevron Series F (IDR)	0.04	11/01/2035	14,165,000	14,165,000
Mississippi State Nissan Project Series B (Tax Revenue)	0.17	11/01/2028	37,995,000	37,995,000

				332,890,000

Missouri: 0.24%

Variable Rate Demand Notes§: 0.24%
Missouri Development Finance Board Nelson Gallery Foundation Series A (Miscellaneous Revenue)	0.06	12/01/2037	50,600,000	50,600,000
Missouri State HEFA Series-A (Health Revenue)	0.06	05/15/2038	15,355,000	15,355,000

				65,955,000

22	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Nevada: 0.18%

Variable Rate Demand Notes§: 0.18%
Clark County NV Southwest Gas Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.10%	03/01/2038	$29,000,000	$29,000,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	05/01/2037	20,300,000	20,300,000

				49,300,000

New Hampshire: 0.20%

Variable Rate Demand Notes§: 0.20%
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.06	06/01/2038	25,350,000	25,350,000
New Hampshire HEFA Taxable Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.18	12/01/2032	29,671,000	29,671,000

				55,021,000

New Jersey: 0.14%

Variable Rate Demand Notes§: 0.14%
New Jersey EDA NUI Corporation Project Series A (Energy Revenue, JPMorgan Chase Bank LOC)	0.09	06/01/2026	16,000,000	16,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Energy Revenue, JPMorgan Chase Bank LOC)	0.09	06/01/2032	24,000,000	24,000,000

				40,000,000

New York: 2.68%

Variable Rate Demand Notes§: 2.68%
Abraham Joshua Hesehal School New York Series 2010 (Miscellaneous Revenue, TD Bank NA LOC)	0.20	01/01/2040	25,910,000	25,910,000
New York City NY Housing Development Corporation Mortgage Thessalonica Court Series A (Housing Revenue, Citibank NA LOC)	0.09	01/01/2036	9,220,000	9,220,000
New York City NY Housing Development Corporation Via Verde Apartments Series A (Housing Revenue, JPMorgan Chase Bank LOC)	0.12	01/01/2016	7,000,000	7,000,000
New York City NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue)	0.05	06/15/2025	57,360,000	57,360,000
New York City NY Municipal Water Finance Authority Subseries A-1 (Water & Sewer Revenue)	0.03	06/15/2044	35,980,000	35,980,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue)	0.04	06/15/2024	157,277,000	157,277,000
New York City NY Subseries B (Tax Revenue, TD Bank NA LOC)	0.04	09/01/2027	17,170,000	17,170,000
New York City NY Subseries C-4 (Tax Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.05	08/01/2020	30,000,000	30,000,000
New York City NY Subseries H-1 (Tax Revenue)	0.03	03/01/2034	9,315,000	9,315,000
New York City NY Subseries J-10 (Tax Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.05	08/01/2027	15,600,000	15,600,000
New York City NY Subseries L-3 (Tax Revenue)	0.05	04/01/2036	15,000,000	15,000,000
New York City NY Transitional Finance Authority Subseries 2003 A-4 (Tax Revenue)	0.04	11/01/2029	18,000,000	18,000,000
New York HFA Multi-Family Housing Second Mortgage Series A (Housing Revenue, FNMA Insured)	0.06	05/01/2029	74,505,000	74,505,000
New York HFA Victory Housing Project Series 2000-A (Miscellaneous Revenue, FHLMC Insured)	0.06	11/01/2033	8,000,000	8,000,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Heritage Money Market Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured)	0.06%	11/01/2033	$2,000,000	$2,000,000
New York Metropolitan Transportation Authority ROC RR-II-R-11645 (Transportation Revenue, FSA Insured) 144A	0.23	11/15/2025	16,100,000	16,100,000
New York Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue)	0.02	06/15/2038	11,855,000	11,855,000
New York State Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC)	0.08	07/01/2034	19,525,000	19,525,000
New York State Housing Finance Agency Affordable Housing 8 East 102 2nd Street (Housing Revenue, Bank of America NA LOC)	0.08	05/01/2044	35,000,000	35,000,000
New York State Housing Finance Agency Series A (Housing Revenue, FHLMC Insured)	0.05	11/01/2037	10,000,000	10,000,000
New York State Housing Finance Agency Series A (Housing Revenue, Bank of America NA LOC)	0.09	11/01/2044	32,500,000	32,500,000
New York State Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Series 4011Z (Port Authority Revenue, GO of Authority Insured) 144A	0.08	06/15/2019	20,750,000	20,750,000
New York State Urban Development Corporate Revenue Series A3A (Tax Revenue)	0.05	03/15/2033	24,150,000	24,150,000
New York State Urban Development Corporate Revenue Series A3B (Tax Revenue)	0.05	03/15/2033	74,615,000	74,615,000
New York State Urban Development Corporate Revenue Series A3D (Tax Revenue)	0.05	03/15/2033	18,500,000	18,500,000

				745,332,000

North Carolina: 0.08%

Variable Rate Demand Note§: 0.08%
Charlotte Mecklenburg NC Hospital Authority Health Care System (Health Revenue)	0.03	01/15/2038	21,065,000	21,065,000

Ohio: 0.84%

Variable Rate Demand Notes§: 0.84%
Cleveland-Cuyahoga County OH Port Authority Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase Bank LOC)	0.08	01/01/2037	32,765,000	32,765,000
Cuyahoga County OH Euclid Avenue Housing Corporation Series A (Education Revenue, PNC Bank NA LOC)	0.06	08/01/2042	6,000,000	6,000,000
Franklin County OH Health Care Facilities Revenue Presbyterian Series A (Health Revenue, PNC Bank NA LOC)	0.06	07/01/2036	11,450,000	11,450,000
Hamilton County OH Parking System (Transportation Revenue, JPMorgan Chase & Company LOC)	0.08	12/01/2026	11,900,000	11,900,000
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.07	08/15/2041	9,945,000	9,945,000
Lancaster OH Port Authority Gas Supply Series 2008 (Energy Revenue)	0.08	05/01/2038	18,925,000	18,925,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue)	0.04	10/01/2041	8,000,000	8,000,000
Ohio HFA Mortgage Revenue (Housing Revenue)	0.07	09/01/2036	19,850,000	19,850,000
Ohio Housing Finance Agency Mortgage Revenue (Housing Revenue)	0.11	09/01/2036	54,700,000	54,700,000
Ohio State Higher Education Facilities Ohio Dominican University Project (Education Revenue, JPMorgan Chase Bank LOC)	0.08	12/01/2037	12,655,000	12,655,000
Ohio State University Hospitals Health System Incorporated Project Series 2008D (Health Revenue, JPMorgan Chase Bank LOC)	0.07	01/15/2035	13,225,000	13,225,000

24	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Wood County OH Hospital Facilities Wood County Hospital Association Project Series 2008 (Health Revenue, JPMorgan Chase Bank LOC)	0.10%	03/01/2039	$34,100,000	$34,100,000

				233,515,000

Oklahoma: 0.05%

Variable Rate Demand Note§: 0.05%
Oklahoma Turnpike Authority Series E (Transportation Revenue)	0.06	01/01/2028	14,100,000	14,100,000

Oregon: 0.24%

Variable Rate Demand Notes§: 0.24%
Oregon State Department PFOTER (Miscellaneous Revenue) 144A	0.52	05/01/2035	12,000,000	12,000,000
Oregon State JPMorgan Chase PUTTER Trust Series 3989 (Miscellaneous Revenue) 144A	0.08	06/29/2012	26,875,000	26,875,000
Port of Portland Oregon Special Obligation Rate (Port Authority Revenue)	0.06	03/01/2036	27,300,000	27,300,000

				66,175,000

Pennsylvania: 0.77%

Variable Rate Demand Notes§: 0.77%
Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)	0.08	12/01/2035	25,105,000	25,105,000
Berks County PA Municipal Authority Royal Bank of Canada Floater Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.08	11/01/2012	10,000,000	10,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.06	07/01/2037	17,700,000	17,700,000
Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Health Revenue, Bank of America NA LOC)	0.09	07/01/2041	11,510,000	11,510,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.11	08/01/2030	8,500,000	8,500,000
Pennsylvania Housing Finance Agency Series 81C (Miscellaneous Revenue)	0.07	10/01/2034	14,900,000	14,900,000
Pennsylvania Housing Finance Agency Series 85C (Housing Revenue, FNMA LOC, GO of Agency Insured)	0.06	10/01/2035	10,000,000	10,000,000
Pennsylvania Housing Finance Agency Series 88B (Housing Revenue, GO of Agency Insured)	0.07	10/01/2036	6,390,000	6,390,000
Pennsylvania Housing Finance Agency Series C (Housing Revenue)	0.07	07/01/2020	11,195,000	11,195,000
Pennsylvania Housing Finance Authority Series 100-C (Housing Revenue)	0.10	04/01/2038	40,000,000	40,000,000
Pennsylvania Housing Finance Authority Series 93-B (Housing Revenue)	0.10	04/01/2037	37,185,000	37,185,000
Philadelphia PA IDA Series B (Lease Revenue, JPMorgan Chase Bank LOC)	0.07	10/01/2030	21,500,000	21,500,000

				213,985,000

South Carolina: 0.25%

Other Municipal Debt: 0.06%
York County SC PCR Series 2000 B-1 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45	03/01/2012	7,000,000	7,000,000
York County SC PCR Series 2000 B-3 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45	03/01/2012	10,550,000	10,550,000

				17,550,000

Variable Rate Demand Note§: 0.19%
Greenville County School District Installment Purchase PFOTER Series 730 (Lease Revenue) 144A	0.14	12/01/2028	52,115,000	52,115,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Heritage Money Market Fund	25

Security Name	Interest Rate	Maturity Date	Principal	Value

South Dakota: 0.18%

Variable Rate Demand Notes§: 0.18%
South Dakota HEFA Avera Health Subseries A1 (Health Revenue, U.S. Bank NA LOC)	0.08%	07/01/2038	$24,240,000	$24,240,000
South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Health Revenue, U.S. Bank NA LOC)	0.08	11/01/2019	15,000,000	15,000,000
South Dakota Housing Development Authority Series C (Housing Revenue, FNMA Insured)	0.09	05/01/2037	10,800,000	10,800,000

				50,040,000

Tennessee: 0.65%

Variable Rate Demand Notes§: 0.65%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)	0.16	07/01/2033	7,585,000	7,585,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)	0.23	07/01/2033	1,660,000	1,660,000
Johnson City TN Health & Educational Facilities Board Health Alliance Series 2011A (Health Revenue, U.S. Bank NA LOC)	0.06	07/01/2033	13,085,000	13,085,000
Knox County TN Health Educational & Housing Facilities Board Series A (Health Revenue, Bank of America NA LOC)	0.09	01/01/2033	9,945,000	9,945,000
Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments Project (IDR, FHLMC Insured)	0.07	01/01/2034	13,985,000	13,985,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.10	07/01/2034	33,145,000	33,145,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.10	02/01/2036	15,465,000	15,465,000
Sevier County TN Public Building Authority Local Government Public Improvement Series VI-L-1 (Miscellaneous Revenue, Guaranteed Student Loans Insured)	0.10	06/01/2020	26,870,000	26,870,000
Sullivan County TN Health Educational & Housing Facilities Board Wellmont Health System Project (Health Revenue, JPMorgan Chase Bank LOC)	0.06	09/01/2032	28,625,000	28,625,000
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Miscellaneous Revenue)	0.13	12/01/2016	31,925,000	31,925,000

				182,290,000

Texas: 4.45%

Other Municipal Debt: 0.24%
Austin TX Series A (Tax Revenue)	0.10	02/01/2012	63,880,000	63,880,000
University of Texas Permanent University Fund Series B (Education Revenue)	0.01	02/03/2012	3,000,000	3,000,000

				66,880,000

Variable Rate Demand Notes§: 4.21%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.09	11/15/2017	13,200,000	13,200,000
Gregg County TX Health Facilities Development Corporation Series B (Health Revenue, Radian Insured)	0.08	10/01/2029	21,200,000	21,200,000
Gulf Coast Waste Disposal Authority Texas Environmental Facilities Revenue Exxon Mobil Project (IDR)	0.04	12/01/2025	12,000,000	12,000,000
Gulf Coast Waste Disposal Authority Texas Environmental Facilities Revenue Exxon Mobil Project (IDR)	0.05	06/01/2030	23,000,000	23,000,000

26	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Gulf Coast Waste Disposal Authority Texas Environmental Facilities Revenue Exxon Mobil Project Series A (IDR)	0.05%	06/01/2030	$10,000,000	$10,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.07	06/01/2038	23,800,000	23,800,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.07	06/01/2029	20,000,000	20,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series E (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.07	06/01/2038	25,000,000	25,000,000
Harris County TX Cultural Education Facilities Finance Corporation YMCA Greater Houston Series B (Miscellaneous Revenue, Bank of America NA LOC)	0.08	06/01/2038	25,000,000	25,000,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2004 A (Resource Recovery Revenue)	0.05	03/01/2023	59,800,000	59,800,000
Houston TX Utilities System Series 2004B (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.04	05/15/2034	20,100,000	20,100,000
JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue) 144A	0.08	08/30/2012	110,000,000	110,000,000
JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue) 144A	0.08	08/30/2012	90,000,000	90,000,000
JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue) 144A	0.08	08/30/2012	86,820,000	86,820,000
JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue) 144A	0.08	08/30/2012	91,000,000	91,000,000
JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue) 144A	0.08	08/30/2012	104,595,000	104,595,000
Lower Neches River Valley Authority Texas Individual Development Corporation Facilities Revenue Exxon Mobil Project Series B (IDR)	0.05	11/01/2029	19,000,000	19,000,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.13	04/01/2022	9,000,000	9,000,000
North Texas Tollway Authority Revenue Series A (Transportation Revenue, Morgan Stanley Bank LOC)	0.09	01/01/2051	12,500,000	12,500,000
North Texas Tollway Authority Revenue Series D (Transportation Revenue, JPMorgan Chase Bank LOC)	0.07	01/01/2049	21,000,000	21,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured)	0.14	02/01/2035	63,095,000	63,095,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009A (Resource Recovery Revenue)	0.06	12/01/2039	19,000,000	19,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009B (Resource Recovery Revenue)	0.06	12/01/2039	9,000,000	9,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.06	12/01/2039	13,400,000	13,400,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010A (IDR)	0.06	04/01/2040	15,300,000	15,300,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR)	0.06	11/01/2040	7,750,000	7,750,000
Texas TAN JPMorgan Chase PUTTER Series 3953 (Miscellaneous Revenue) 144A	0.08	08/30/2012	200,710,000	200,710,000
Texas Taxable Product Development Program Series A (Miscellaneous Revenue)	0.14	06/01/2045	2,100,000	2,100,000
Texas Veterans Housing Class ID (Housing Revenue)	0.11	06/01/2020	4,585,000	4,585,000
Texas Veterans Housing Class II Series E (Miscellaneous Revenue)	0.11	12/01/2026	20,560,000	20,560,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Heritage Money Market Fund	27

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Regional Health Care Center Project Series 1997 B (Health Revenue, Bank of America NA LOC)	0.13%	07/01/2020	$18,000,000	$18,000,000

				1,170,515,000

Virginia: 0.18%

Variable Rate Demand Notes§: 0.18%
Norfolk VA Redevelopment & Housing Authority Old Dominion University Project (Education Revenue, Bank of America NA LOC)	0.09	08/01/2033	19,265,000	19,265,000
Smyth County VA IDA Health Alliance Series 2011 C (Health Revenue, U.S. Bank NA LOC)	0.04	07/01/2031	13,290,000	13,290,000
Virginia Commonwealth University Health System Authority Series B (Health Revenue, Branch Banking & Trust LOC)	0.04	07/01/2037	11,000,000	11,000,000
Virginia Small Business Financing Authority Hampton University Series 2008 A (Education Revenue, PNC Bank NA LOC)	0.05	12/01/2038	8,000,000	8,000,000

				51,555,000

Washington: 0.47%

Other Municipal Debt: 0.02%
Port of Seattle Washington Series D-1 (IDR)	0.29	02/01/2012	7,000,000	7,000,000

Variable Rate Demand Notes§: 0.45%
Port of Tacoma Washington Series B (Port Authority Revenue, Bank of America NA LOC)	0.06	12/01/2044	51,400,000	51,400,000
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue) 144A	0.30	02/01/2040	8,000,000	8,000,000
Washington HCFR Swedish Health Services Series C (Health Revenue, Bank of America NA LOC)	0.09	11/15/2039	20,000,000	20,000,000
Washington ROC RR-II-R-12285 (Tax Revenue, FSA-CR, FGIC Insured) 144A	0.08	01/01/2031	7,625,000	7,625,000
Washington State Housing Finance Commission Merrill Gardens Kirkland Series A (Housing Revenue, Bank of America NA LOC)	0.10	04/15/2041	29,240,000	29,240,000
Washington State Housing Finance Commission Regency Park Apartments Project Series A (Housing Revenue, FHLMC Insured)	0.12	06/01/2027	7,805,000	7,805,000

				124,070,000

West Virginia: 0.08%

Variable Rate Demand Notes§: 0.08%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC)	0.10	07/01/2039	15,995,000	15,995,000
Monongalia County WV Building Commission General Hospital Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.11	07/01/2040	5,655,000	5,655,000

				21,650,000

Wisconsin: 0.25%

Variable Rate Demand Notes§: 0.25%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.08	09/01/2035	7,010,000	7,010,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured)	0.16	05/01/2030	8,235,000	8,235,000

28	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured)	0.16%	11/01/2030	$14,290,000	$14,290,000
Wisconsin State HEFA Aurora Health Care Series A (Health Revenue, Bank of Montreal LOC)	0.04	04/01/2028	21,950,000	21,950,000
Wisconsin State HEFAR Medical College Series B (Education Revenue, U.S. Bank NA LOC)	0.04	12/01/2033	18,700,000	18,700,000

				70,185,000

Wyoming: 0.21%

Variable Rate Demand Notes§: 0.21%
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.07	06/01/2035	22,375,000	22,375,000
Wyoming Student Loan Corporation Series A-3 (Education Revenue, Royal Bank of Canada LOC)	0.07	12/01/2043	36,150,000	36,150,000

				58,525,000

Total Municipal Bonds and Notes (Cost $7,668,737,000)				7,668,737,000

Other Instruments: 1.62%
Ally Auto Receivables Trust Asset Backed Security	0.49	01/16/2013	26,000,000	26,000,000
American Honda Finance Floating Rate Note 144A±	0.74	03/27/2012	27,000,000	27,021,600
ANZ National Limited Yankee Corporate Bond 144A	3.25	04/02/2012	15,295,000	15,372,852
Commonwealth Bank of Australia Floating Rate Note 144A±	0.85	04/27/2012	38,000,000	38,022,445
ING Bank NV Floating Rate Note 144A±	0.94	02/02/2012	154,000,000	154,000,000
ING Bank NV Floating Rate Note 144A±	0.95	02/10/2012	121,000,000	121,000,000
Merrill Lynch PFOTER Series TNP-003 Floating Rate 144A±§	0.47	04/01/2026	15,360,000	15,360,000
MetLife Global Funding Insurance Company Funding Agreement 144A±	1.08	04/10/2012	46,000,000	46,024,435
Westpac Banking Corporation Floating Rate Note 144A±	0.62	04/03/2012	9,000,000	9,005,902

Total Other Instruments (Cost $451,807,234)				451,807,234

Government Agency Debt: 2.23%
FHLB±	0.23	02/05/2013	57,000,000	56,976,684
FHLB±	0.26	03/07/2013	84,000,000	83,972,031
FHLB±	0.26	05/09/2013	18,000,000	17,993,042
FHLB±	0.27	03/28/2013	87,500,000	87,478,883
FHLB±	0.27	05/02/2013	45,000,000	44,988,556
FHLB±	0.29	04/01/2013	88,000,000	88,000,000
FHLB±	0.29	05/17/2013	94,000,000	94,000,000
FHLB±	0.31	05/17/2013	33,000,000	33,000,000
FHLMC±	0.22	02/02/2012	115,000,000	114,999,746

Total Government Agency Debt (Cost $621,408,942)				621,408,942

Other Notes: 6.59%

Corporate Bonds and Notes: 6.59%
Bank of America Corporation	2.38	06/22/2012	63,000,000	63,550,840
Bank of America Corporation	3.13	06/15/2012	177,871,000	179,840,543
Bank of the West (San Francisco CA)	2.15	03/27/2012	47,295,000	47,443,106
Bear Stearns LLC±	0.62	02/01/2012	5,170,000	5,170,000
Berkshire Hathaway Incorporated	1.40	02/10/2012	7,000,000	7,002,025
Citibank NA	1.88	06/04/2012	81,323,000	81,805,298
Citigroup Funding Incorporated±	0.88	04/30/2012	145,000,000	145,138,034

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Heritage Money Market Fund	29

Security Name	Interest Rate	Maturity Date	Principal	Value

Corporate Bonds and Notes (continued)
Citigroup Funding Incorporated	2.00%	03/30/2012	$58,000,000	$58,178,622
General Electric Capital Corporation±	0.74	03/12/2012	96,000,000	96,025,917
General Electric Capital Corporation	2.20	06/08/2012	252,000,000	253,829,526
Goldman Sachs Group Incorporated	3.25	06/15/2012	124,101,000	125,532,354
John Deere Capital Corporation	2.88	06/19/2012	49,000,000	49,512,318
JPMorgan Chase & Company±	0.59	11/16/2012	10,000,000	10,000,000
JPMorgan Chase & Company±	0.59	01/18/2013	62,500,000	62,488,011
JPMorgan Chase & Company±	0.78	06/15/2012	52,000,000	52,052,799
JPMorgan Chase & Company±	1.07	09/21/2012	43,000,000	43,136,524
JPMorgan Chase & Company	2.13	06/22/2012	26,000,000	26,202,107
JPMorgan Chase & Company	2.20	06/15/2012	156,274,000	157,471,401
Key Bank NA	3.20	06/15/2012	29,413,000	29,746,821
Morgan Stanley	1.95	06/20/2012	95,000,000	95,664,346
PNC Funding Corporation	2.30	06/22/2012	112,000,000	112,946,674
UBS AG±	1.60	02/23/2012	128,795,000	128,861,513

Total Other Notes (Cost $1,831,598,779)				1,831,598,779

Repurchase Agreements^^: 7.28%
BNP Paribas Securities Corporation, dated 01/31/2012, maturity value $511,002,271(1)	0.16	02/01/2012	511,000,000	511,000,000
Credit Suisse Securities, dated 01/31/2012, maturity value $219,000,973(2)	0.16	02/01/2012	219,000,000	219,000,000
Deutsche Bank Securities, dated 01/31/2012, maturity value $17,200,115(3)	0.24	02/01/2012	17,200,000	17,200,000
Goldman Sachs & Company, dated 01/31/2012, maturity value $800,005(4)	0.22	02/01/2012	800,000	800,000
JPMorgan Securities, dated 01/31/2012, maturity value $438,002,677(5)	0.22	02/01/2012	438,000,000	438,000,000
Societe Generale, dated 01/31/2012, maturity value $110,000,550(6)	0.18	02/01/2012	110,000,000	110,000,000
Societe Generale, dated 01/31/2012, maturity value $438,002,677(7)	0.22	02/01/2012	438,000,000	438,000,000
Societe Generale, dated 01/312012, maturity value $291,001,859(8)	0.23	02/01/2012	291,000,000	291,000,000

Total Repurchase Agreements (Cost $2,025,000,000)				2,025,000,000

	Yield

Treasury Debt: 6.91%
U.S. Treasury Bill	0.01	02/16/2012	47,000,000	46,999,790
U.S. Treasury Bill	0.03	03/01/2012	166,000,000	165,996,518
U.S. Treasury Bill	0.04	02/23/2012	106,000,000	105,997,085
U.S. Treasury Bill	0.04	04/12/2012	415,000,000	414,965,206
U.S. Treasury Bill	0.04	05/17/2012	188,000,000	187,977,858
U.S. Treasury Bill	0.05	02/09/2012	143,000,000	142,998,093
U.S. Treasury Bill	0.05	05/24/2012	261,000,000	260,959,854
U.S. Treasury Bill	0.06	04/19/2012	430,000,000	429,941,771
U.S. Treasury Bill	0.07	05/31/2012	165,000,000	164,960,125

Total Treasury Debt (Cost $1,920,796,300)				1,920,796,300

Total Investments in Securities
(Cost $27,791,600,195)*	99.93%	27,791,600,195
Other Assets and Liabilities, Net	0.07	19,416,987

Total Net Assets	100.00%	$27,811,017,182

30	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of Investments—January 31, 2012

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity.

§	These securities are subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 0.125% to 2.375%, 12/31/2013 to 9/30/2014, market value including accrued interest is $521,220,064.

(2)	U.S. government securities, 0.25% to 4.25%, 8/15/2013 to 2/28/2015, market value including accrued interest is $223,380,833.

(3)	U.S. government securities, 3.50% to 7.00%, 8/1/2038 to 1/1/2042, market value including accrued interest is $17,716,000.

(4)	U.S. government securities, 0.00% to 5.50%, 4/11/2012 to 11/1/2041, market value including accrued interest is $822,397.

(5)	U.S. government securities, 3.00% to 7.50%, 6/1/2014 to 9/1/2048, market value including accrued interest is $451,140,485.

(6)	U.S. government securities, 0.00% to 1.50%, 11/30/2012 to 11/15/2016, market value including accrued interest is $112,200,001.

(7)	U.S. government securities, 3.49% to 6.50%, 8/1/2025 to 10/1/2041, market value including accrued interest is $451,140,000.

(8)	U.S. government securities, 3.50% to 4.50%, 12/1/2031 to 2/1/2042, market value including accrued interest is $299,730,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012	Wells Fargo Advantage Heritage Money Market Fund	31

Assets
Investments in unaffiliated securities, at amortized cost	$27,791,600,195
Cash	52,256
Receivable for investments sold	47,410,000
Receivable for Fund shares sold	962,202
Receivable for interest	10,075,702
Prepaid expenses and other assets	69,973

Total assets	27,850,170,328

Liabilities
Dividends payable	575,537
Payable for investments purchased	15,537,167
Payable for Fund shares redeemed	17,732,594
Advisory fee payable	1,138,486
Due to other related parties	2,421,824
Accrued expenses and other liabilities	1,747,538

Total liabilities	39,153,146

Total net assets	$27,811,017,182

NET ASSETS CONSIST OF
Paid-in capital	$27,820,242,533
Overdistributed net investment income	(519,010)
Accumulated net realized losses on investments	(8,706,341)

Total net assets	$27,811,017,182

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$374,370,891
Shares outstanding – Administrator Class	374,391,511
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$11,089,557,040
Shares outstanding – Institutional Class	11,089,828,300
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$15,353,756,236
Shares outstanding – Select Class	15,354,229,194
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$993,333,015
Shares outstanding – Service Class	993,362,884
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Heritage Money Market Fund	Statement of Operations—Year Ended January 31, 2012

Investment income
Interest	$102,694,869

Expenses
Advisory fee	40,835,276
Administration fees
Fund level	13,750,582
Administrator Class	604,246
Institutional Class	11,259,404
Select Class	10,034,278
Service Class	1,285,298
Shareholder servicing fees
Administrator Class	604,246
Service Class	2,607,772
Custody and accounting fees	1,881,866
Professional fees	51,724
Registration fees	120,848
Shareholder report expenses	57,410
Trustees’ fees and expenses	14,180
Other fees and expenses	1,300,999

Total expenses	84,408,129
Less: Fee waivers and/or expense reimbursements	(19,836,257)

Net expenses	64,571,872

Net investment income	38,122,997

Net realized gains on investments	560,750

Net increase in net assets resulting from operations	$38,683,747

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Heritage Money Market Fund	33

	Year Ended January 31, 2012		Year Ended January 31, 2011[1]		Year Ended February 28, 2010

Operations
Net investment income		$38,122,997		$62,703,788		$70,206,954
Net realized gains on investments		560,750		1,448,131		344,536

Net increase in net assets resulting from operations		38,683,747		64,151,919		70,551,490

Distributions to shareholders from
Net investment income
Administrator Class		(60,427)		(292,223)		(2,111,671)
Institutional Class		(7,283,767)		(14,725,776)		(26,527,153)
Select Class		(30,671,556)		(47,598,524)		(41,563,658)
Service Class		(107,247)		(87,265)[2]		NA
Net realized gains
Administrator Class		(1,107)		(2,865)		(25,105)
Institutional Class		(39,864)		(43,512)		(140,895)
Select Class		(57,745)		(80,550)		(339,065)
Service Class		(2,536)		(4,072)[2]		NA

Total distributions to shareholders		(38,224,249)		(62,834,787)		(70,707,547)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Administrator Class	1,729,301,118	1,729,301,118	2,460,151,577	2,460,151,577	5,342,787,207	5,342,787,207
Institutional Class	79,868,865,049	79,868,865,049	51,065,345,232	51,065,345,232	38,369,402,627	38,369,402,627
Select Class	181,368,899,601	181,368,899,601	151,485,998,729	151,485,998,729	88,025,965,787	88,025,965,787
Service Class	4,705,951,971	4,705,951,971	2,528,674,572 [2]	2,528,674,572 [2]	NA	NA

		267,673,017,739		207,540,170,110		131,738,155,621

Reinvestment of distributions
Administrator Class	24,310	24,310	100,779	100,779	1,025,956	1,025,956
Institutional Class	1,705,105	1,705,105	4,562,596	4,562,596	12,573,701	12,573,701
Select Class	16,489,304	16,489,304	28,303,847	28,303,847	25,785,354	25,785,354
Service Class	21,546	21,546	21,311 [2]	21,311 [2]	NA	NA

		18,240,265		32,988,533		39,385,011

Payment for shares redeemed
Administrator Class	(2,049,786,165)	(2,049,786,165)	(2,966,523,373)	(2,966,523,373)	(5,061,246,976)	(5,061,246,976)
Institutional Class	(83,725,804,748)	(83,725,804,748)	(50,573,905,288)	(50,573,905,288)	(36,448,408,534)	(36,448,408,534)
Select Class	(192,662,513,528)	(192,662,513,528)	(147,372,639,869)	(147,372,639,869)	(71,628,706,815)	(71,628,706,815)
Service Class	(4,944,176,567)	(4,944,176,567)	(2,593,348,482)[2]	(2,593,348,482)[2]	NA	NA

		(283,382,281,008)		(203,506,417,012)		(113,138,362,325)

Net asset value of shares issued in acquisitions
Institutional Class	0	0	6,653,453,383	6,650,861,250	0	0
Service Class	0	0	1,296,218,533	1,296,200,072	NA	NA

		0		7,947,061,322		0

Net increase (decrease) in net assets resulting from capital share transactions		(15,691,023,004)		12,013,802,953		18,639,178,307

Total increase (decrease) in net assets		(15,690,563,506)		12,015,120,085		18,639,022,250

Net assets
Beginning of period		43,501,580,688		31,486,460,603		12,847,438,353

End of period		$27,811,017,182		$43,501,580,688		$31,486,460,603

Undistributed (overdistributed) net investment income		$(519,010)		$(519,010)		$4,473

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Class commenced operations on June 30, 2010.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Heritage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Administrator Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.03%	0.21%	2.19%	4.90%	4.91%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.37%	0.38%	0.38%	0.40%
Net expenses	0.24%	0.31%	0.33%	0.34%	0.34%	0.38%
Net investment income	0.01%	0.03%	0.17%	2.09%	4.68%	4.80%
Supplemental data
Net assets, end of period (000’s omitted)	$374,371	$694,823	$1,201,158	$918,595	$608,865	$287,293

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Heritage Money Market Fund	35

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Institutional Class	2012	2011[1]	2010	2009	2008[4]	2007
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.05	0.05
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.05)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.05%	0.13%	0.33%	2.32%	5.06%	5.12%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.25%	0.27%	0.26%	0.28%
Net expenses	0.20%	0.20%	0.21%	0.22%	0.20%	0.18%
Net investment income	0.05%	0.14%	0.31%	2.09%	4.77%	4.98%
Supplemental data
Net assets, end of period (000’s omitted)	$11,089,557	$14,944,657	$7,795,659	$5,862,075	$1,579,225	$353,755

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

4.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Heritage Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Select Class	2012	2011[1]	2010	2009	2008[2,5]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03
Net realized gains on investments	0.00	0.00 [3]	0.00	0.00	0.00

Total from investment operations	0.00	0.00	0.00	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.12%	0.19%	0.40%	2.40%	3.30%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.20%	0.23%	0.22%
Net expenses	0.13%	0.13%	0.14%	0.15%	0.13%
Net investment income	0.12%	0.21%	0.30%	2.14%	4.58%
Supplemental data
Net assets, end of period (000’s omitted)	$15,353,756	$26,630,573	$22,489,644	$6,066,768	$1,368,330

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from June 29, 2007 (commencement of class operations) to February 29, 2008.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

5.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Heritage Money Market Fund	37

(For a share outstanding throughout each period)

	Year Ended January 31,
Service Class	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%
Net expenses	0.24%	0.34%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$993,333	$1,231,527

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Heritage Money Market Fund	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However,

Notes to Financial Statements	Wells Fargo Advantage Heritage Money Market Fund	39

any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of January 31, 2012, the Fund had net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $8,706,341 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of the Fund.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees

40	Wells Fargo Advantage Heritage Money Market Fund	Notes to Financial Statements

paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class , 0.20% for Institutional Class , 0.13% for Select Class and 0.43% for Service Class.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% and 0.10% of their average daily net assets, respectively.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITIONS

After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund. The purpose of the transactions was to combine three funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund at an exchange ratio of 1.00 for each class. Shareholders holding Class AD, Class I, Class IS, Class IN and Class P shares of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund received Institutional Class, Institutional Class, Service Class, Institutional Class and Service Class shares, respectively, of the Fund in the reorganizations. The investment portfolio of Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund with fair values of $5,242,726,421 and $2,728,433,070, respectively, and amortized costs of $5,242,726,421 and $2,728,433,070, respectively, at July 9, 2010, were the principal assets acquired the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Institutional Money Market Fund and Evergreen Prime Cash Management Money Market Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Number of Shares Issued
Evergreen Institutional Money Market Fund	$5,222,659,584	4,163,101,010	Institutional Class
		1,059,054,086	Service Class
Evergreen Prime Cash Management Money Market Fund	2,724,401,738	2,490,352,373	Institutional Class
		237,164,447	Service Class

Notes to Financial Statements	Wells Fargo Advantage Heritage Money Market Fund	41

The aggregate net assets of the Fund immediately before and after the acquisitions were $34,308,360,606 and $42,255,421,928, respectively.

Assuming the acquisitions had been completed March 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the period ended January 31, 2011 would have been:

Net investment income	$64,213,256
Net realized gains on investments	$1,591,210
Net increase in net assets resulting from operations	$65,804,466

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the following periods were as follows:

	Year Ended January 31,		Year Ended February 28,
	2012	2011*	2010
Ordinary Income	$38,224,249	$62,834,787	$70,707,547

*	For the eleven months ended February 28, 2010. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

As of January 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforward
$558,311	(8,706,341)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

42	Wells Fargo Advantage Heritage Money Market Fund	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Heritage Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Heritage Money Market Fund as of January 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2012

Other Information (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	43

TAX INFORMATION

Pursuant to Section 871 of the Internal Revenue Code, $39,775,057 has been designated as interest-related dividends for nonresident alien shareholders.

Pursuant to Section 871 of the Internal Revenue Code, $101,252 has been designated as short-term capital gain dividends for nonresident alien shareholders.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

44	Wells Fargo Advantage Heritage Money Market Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Heritage Money Market Fund	45

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

46	Wells Fargo Advantage Heritage Money Market Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207936 03-12 A304/AR304 1-12

Wells Fargo Advantage

Municipal Money Market Fund

Annual Report

January 31, 2012

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The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Municipal Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage Municipal Money Market Fund for the 12-month period that ended January 31, 2012.

For the entire 12-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s 12-month total return figures mask the uneven path that the financial markets traced since last spring as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified1, high-quality investment strategy that is focused on liquidity and capital preservation. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

The U.S. Bureau of Economic Analysis (BEA) reported that U.S. gross domestic product (GDP) grew at a mere 0.4% in the first quarter 2011 and 1.3% in the second quarter. GDP growth accelerated during the second half of the year,reaching a reported annual growth rate of 1.8% in the third quarter, which reignited hopes for a sustainable economic recovery. Those hopes were buoyed further by the advanced estimate of fourth quarter GDP, which showed growth accelerated to a 2.8% annual rate. While few leading economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum over the past year.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better in the latter half of the year: initial unemployment claims have eased in recent months, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.3% as of January 2012—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

The Federal Reserve announced that it will keep rates low until 2014.

Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter. Yet, “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Municipal Money Market Fund	3

With inflation appearing to be in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late-2014 following the FOMC meeting on January 25, 2012. Additionally, in September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that was designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six months of the year.

Early on in the period, the market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. Investors not only worried that the U.S. might be on the brink of recession, but also that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by disagreement among legislators about raising the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire 12-month period, the Barclays Capital U.S. Aggregate Bond Index2, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index3 added 8.66% and 10.31%, respectively. By comparison, the Barclays Capital Municipal Bond Index4 gained 14.10% during the same period.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. We believe that for many investors, we believe simply building and maintaining a well-diversified investment plan focused on clear financial objectives is the best long-term strategy.

Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4	Wells Fargo Advantage Municipal Money Market Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Money Market Overview	Wells Fargo Advantage Municipal Money Market Fund	5

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2012.

Overview

Many of the same themes we saw in prior years continued to dominate the municipal money market landscape during the 12-month period. Low absolute yields across the space certainly highlighted the challenges faced by municipal money market funds during the period. Across the municipal curve, yields continued to fall, reaching historical lows along the way. The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1 (SIFMA Index), which began the 12-month period at 26 basis points (bps) on February 2, 2011, trended as low as 6 bps before ultimately concluding the period at 8 bps. This contrasts with the prior period’s SIFMA Index average of 27 bps and reset range of 17–35 basis points. Longer municipal money market rates followed suit with the Municipal Market Data six-month index of AAA-rated2 notes dropping to 13 bps by period-end, while one-year AAA-rated2 notes fell from 37 bps at the beginning of the period to 20 bps at the end. Several factors contributed to the continued downward pressure on short-term municipal rates.

First, the Federal Reserve (Fed) policy of maintaining an extremely low federal funds rate set the stage for the overall environment in the money markets. Variable-rate demand note (VRDN) issuance was down roughly 25% from the prior period and down around 85% from the 2008 highs. Historically low long-term interest rates continued to encourage issuers to finance their debt beyond the maturity range of money market eligibility. Flight-to-quality trades saw nontraditional variable-rate investors amass significant quantities of municipal money market floating-rate securities. The tumultuous sovereign debt crisis in Europe served to further reduce municipal supply as many money market participants retreated from European banks. This was somewhat offset by new issuances backed by well-regarded U.S., Canadian, and Pacific Rim bank liquidity and letter-of-credit providers, but not enough to completely offset the declines. The Fed’s August 2011 announcement of exceptionally low rates through mid-2013 only served to lock in those low yields across the municipal money market space for the duration of the period. As a result, aggregate municipal money market fund assets continued to decline during the period as investors invested in longer term debt in an effort to capture more yield. Industrywide, municipal money market fund assets fell by 10% to $291 billion at the end of the period. This represented a return to municipal money market assets last seen in 2002.

The beginning of the period saw some sense of normalcy returning to the municipal money market space as reason overtook the extremely exaggerated reports issued by certain well-known analysts predicting a rash of municipal defaults occurring over the course of 2011. The first quarter was particularly notable for a round of letter-of-credit (LOC) and liquidity facility replacement activity. The replacement activity was especially beneficial to the municipal money market funds as Canadian and Pacific Rim banks, largely immune to the issues then facing the eurozone, entered the municipal market providing both LOCs and liquidity while also providing some additional diversity to the funds.

The second quarter ushered in significant downward pressure on municipal money market rates as global and domestic economic and political issues emerged. Anxiety in June 2011 over European sovereign debt came to the forefront of market concerns. As many domestic money market participants retreated from Europe, municipal money market securities, particularly VRDNs, became a popular investment alternative for these investors who were seeking both high-quality and very liquid investments. As demand from these crossover buyers increased, short-term municipal yields experienced a significant drop, ultimately leading the SIFMA Index to a range of 7–10 bps through the end of July 2011. Rates managed a modest rebound to around 20-bps in late August due to increased dealer activity.

The fourth quarter saw a gradual decline in the SIFMA Index from a high of 14 bps on November 26 to 8 bps at the close of 2011 as demand from crossover buyers outstripped supply, keeping continued downward pressure on short-term municipal money market rates. By year-end, crossover buyers accounted for almost 20% of the VRDNs outstanding. January 2012 arrived with fairly traditional beginning-of-the-calendar-year cash inflows. These inflows pushed the SIFMA Index to a historical low of 6 bps in the beginning of 2012, before inching up slightly to 8 bps at the close of the 12-month period.

1.	The SIFMA Index, produced by Municipal Market Data (MMD), is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations from MMD’s extensive database. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). To the extent that the Fund holds assets rated by Standard & Poor’s or other credit rating agencies, such ratings apply only to those assets and not to the Fund itself.

6	Wells Fargo Advantage Municipal Money Market Fund	Money Market Overview

Strategic outlook

As we look to the next fiscal year, many uncertainties remain for the money funds industry. Regulators continue to discuss the potential for further tightening of standards and practices for money market funds beyond those already implemented. Looking toward the next period in municipal money markets, many other challenges remain. If the Fed follows through on its stated intention to keep rates exceptionally low—now extending into 2014—we believe it will result in continued low yields in the municipal money markets. We also believe supply constraints will continue to be an issue, as the historical longer-term rates provide an incentive for issuers to finance municipal debt in longer-term issues. As uncertainty continues to affect the markets, we consider it most appropriate to continue to focus our investments on highly liquid VRDNs in the daily and weekly maturity mode. We fully expect to continue to take advantage of relatively high-quality, diversified LOC and liquidity providers as they come to the market. We believe that this philosophy should afford investors the security and liquidity they expect.

Performance Highlights (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	7

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

November 2, 1988

SECTOR DISTRIBUTION[1] (AS OF JANUARY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JANUARY 31, 2012)
11 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JANUARY 31, 2012)
11 Days

1.	Sector distribution is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. The calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but unlike the calculation of WAM, does not allow shortening of the maturities of certain securities with periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

8	Wells Fargo Advantage Municipal Money Market Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JANUARY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (WMUXX)	01/05/1995	0.01	0.02	0.94	1.15	0.84%	0.65%
Institutional Class (WMTXX)**	07/09/2010	0.02	0.05	1.11	1.38	0.45%	0.20%
Investor Class (WMVXX)	07/09/2010	0.01	0.02	1.08	1.37	0.87%	0.64%
Service Class (WMSXX)	11/02/1988	0.01	0.02	1.08	1.37	0.74%	0.45%
Sweep Class	06/30/2000	0.01	0.02	0.81	0.93	1.19%	1.05%

*	Returns for periods of less than one year are not annualized.

**	Institutional Class shares are closed to new investors.

FUND YIELD SUMMARY[7] (AS OF JANUARY 31, 2012)	Class A	Institutional Class	Investor Class	Service Class	Sweep Class
7-Day Current Yield	0.01%	0.01%	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

5.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to include the higher expenses applicable to the Investor Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Municipal Money Market Fund.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.63%), (0.28)%, (0.69)%, (0.57)% and (1.02)% for Class A, Institutional Class, Investor Class, Service Class and Sweep Class, respectively.

Fund Expenses (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	9

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,000.11	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Institutional Class
Actual	$1,000.00	$1,000.15	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Investor Class
Actual	$1,000.00	$1,000.11	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Service Class
Actual	$1,000.00	$1,000.11	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Sweep Class
Actual	$1,000.00	$1,000.11	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

10	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 100.18%

Alabama: 0.98%

Variable Rate Demand Notes§: 0.98%
Calhoun County AL Economic Development Council Southern BAG Expansion Project Series 1998 (IDR, Bank of America NA LOC)	0.37%	03/01/2013	$600,000	$600,000
Chatom AL Industrial Development Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.24	08/01/2041	2,600,000	2,600,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series B (IDR)	0.06	05/01/2041	1,370,000	1,370,000
Mobile AL Industrial Development Board Project Series 2006 (IDR)	0.11	08/01/2031	6,000,000	6,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011 J (IDR, Bank of Nova Scotia LOC)	0.07	04/01/2028	2,600,000	2,600,000

				13,170,000

Arizona: 0.86%

Variable Rate Demand Notes§: 0.86%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services of America LOC)	0.23	11/01/2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services of America LOC)	0.16	08/01/2026	2,500,000	2,500,000
Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (IDR, PNC Bank NA LOC)	0.11	10/01/2026	2,995,000	2,995,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services of America LOC)	0.16	08/01/2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Sorio Bravo Dairy Farm LLC Series 2002 (IDR, Farm Credit Services of America LOC)	0.16	05/01/2027	1,250,000	1,250,000

				11,595,000

California: 1.72%

Variable Rate Demand Notes§: 1.72%
California CDA Refunding MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)	0.16	05/15/2018	900,000	900,000
California Refunding GO Branch Banking & Trust Company Municipal Trust Series 2000 (Miscellaneous Revenue, FSA Insured)	0.10	07/10/2027	1,555,000	1,555,000
East Bay California MUD Water System Series 2011A-2 JPMorgan Chase PUTTER Trust Series 4032 (Miscellaneous Revenue) 144A	0.08	06/26/2012	10,000,000	10,000,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Trust Series 3931 (Miscellaneous Revenue)	0.08	08/12/2012	5,600,000	5,600,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)	0.08	05/15/2034	1,650,000	1,650,000
San Diego CA Unified School District TRAN JPMorgan Chase PUTTER Trust Series 3934 (Tax Revenue) 144A	0.08	08/07/2012	815,000	815,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured)	0.07	09/15/2032	2,500,000	2,500,000

				23,020,000

Colorado: 1.36%

Variable Rate Demand Notes§: 1.36%
Colorado HFA Ready Foods Incorporated Project Series A (IDR, U.S. Bank NA LOC)	0.13	01/01/2032	3,640,000	3,640,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Colorado HFA Worldwest LLP Project Series 1999-A (IDR, Mercantile Bank LOC) 144A	0.43%	09/01/2023	$3,230,000	$3,230,000
Colorado State HFA AMT SFMR Class I (Housing Revenue)	0.09	11/01/2026	5,000,000	5,000,000
Denver CO City & County Western Stock Show Project (IDR, U.S. Bank NA LOC)	0.15	07/01/2029	1,770,000	1,770,000
Harvest Junction CO Metropolitan District GO Series 2006 (Tax Revenue, U.S. Bank NA LOC)	0.17	12/01/2036	3,285,000	3,285,000
Town of Hudson CO Series A (IDR, U.S. Bank NA LOC)	0.23	11/01/2020	1,250,000	1,250,000

				18,175,000

Delaware: 0.13%

Variable Rate Demand Note§: 0.13%
Delaware State River & Bay Authority Series 2008 (Transportation Revenue, TD Bank NA LOC)	0.05	01/01/2030	1,700,000	1,700,000

District of Columbia: 0.64%

Variable Rate Demand Notes§: 0.64%
District of Columbia Enterprise Zone 14th & Irving (IDR, Bank of America NA LOC)	0.51	05/01/2022	1,795,000	1,795,000
District of Columbia TRAN PUTTER Series 4026 (Tax Revenue) 144A	0.08	09/28/2012	3,000,000	3,000,000
Metropolitan Washington DC Airport Authority Series 2855 (Airport Revenue, FSA-CR, FGIC Insured)	0.18	10/01/2014	3,755,000	3,755,000

				8,550,000

Florida: 4.91%

Other Municipal Debt: 0.18%
Hillsborough County FL Series A (Miscellaneous Revenue)	0.11	04/05/2012	500,000	500,000
JEA Florida Electric System Series 2000 F-1 (Utilities Revenue)	0.12	03/01/2012	1,000,000	1,000,000
JEA Florida Electric System Series 2000 F-2 (Utilities Revenue)	0.10	03/06/2012	1,000,000	1,000,000

				2,500,000

Variable Rate Demand Notes§: 4.73%
Alachua County FL Florida Rock Project (IDR, Bank of America NA LOC)	0.81	11/01/2022	1,850,000	1,850,000
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured)	0.11	06/15/2034	4,175,000	4,175,000
Brevard County FL HFA MFHR Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)	0.10	02/01/2015	2,200,000	2,200,000
Escambia County FL Daw’s Manufacturing Company Incorporated Project (IDR, Bank of America NA LOC)	0.20	02/01/2017	1,625,000	1,625,000
Florida Housing Finance Corporation Brentwood Club Apartments Series A-1 (Housing Revenue, FNMA LOC)	0.08	01/15/2035	4,545,000	4,545,000
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured)	0.08	12/15/2041	1,860,000	1,860,000
Greater Orlando FL Aviation Authority Flight Safety International Project Series A (Airport Revenue)	0.07	10/01/2035	6,380,000	6,380,000
Hillsborough County FL Aviation Authority Tampa International Airport PUTTER Series 2008-A (Airport Revenue, Assured Guaranty Insured) 144A	0.16	10/01/2032	8,645,000	8,645,000
Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)	0.11	09/15/2038	1,220,000	1,220,000
Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured)	0.08	07/15/2033	3,300,000	3,300,000

12	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA/FNMA Insured)	0.16%	09/01/2015	$3,365,000	$3,365,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA/FNMA Insured)	0.16	09/01/2015	3,370,000	3,370,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.14	03/01/2024	400,000	400,000
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.10	05/15/2038	6,930,000	6,930,000
Orange County FL HFA MFHR Marbella Pointe Series 2007-A (Housing Revenue, FHLB LOC)	0.11	04/15/2040	7,650,000	7,650,000
Pasco County FL PAC-MED Incorporated Project (IDR, Bank of America NA LOC)	0.46	08/01/2017	900,000	900,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E2 (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.11	01/01/2034	1,560,000	1,560,000
Sarasota County FL Planned Parenthood Incorporated Project (Health Revenue, Harris NA LOC)	0.11	10/01/2041	1,700,000	1,700,000
Tallahassee FL Rose Printing Company Incorporated Project Series A (IDR, Branch Banking & Trust LOC)	0.14	10/01/2015	1,635,000	1,635,000

				63,310,000

Georgia: 2.17%

Variable Rate Demand Notes§: 2.17%
Atkinson & Coffee Counties GA Joint Development Authority Solid Waste Langboard Incorporated Project Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	0.16	11/01/2033	16,800,000	16,800,000
Carroll County GA Development Authority Royal Metal Products Incorporated Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.14	01/18/2027	2,355,000	2,355,000
Cobb County GA IDA Standex International Corporation Project (IDR, Bank of America NA LOC)	0.81	01/01/2018	3,300,000	3,300,000
Georgia Port Authority Adjusted Colonels Island Terminal Project (IDR, Branch Banking & Trust LOC)	0.15	10/01/2023	3,360,000	3,360,000
Georgia Port Authority Colonels Island Terminal Project (Port Authority Revenue, Branch Banking & Trust LOC)	0.15	06/01/2022	3,300,000	3,300,000

				29,115,000

Idaho: 0.15%

Variable Rate Demand Note§: 0.15%
Cassia County ID Industrial Development Corporation OAK Valley Heifers LLC (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.18	06/01/2027	2,000,000	2,000,000

Illinois: 3.47%

Variable Rate Demand Notes§: 3.47%
Austin IL Trust Series 2008-1098 (Health Revenue, Assured Guaranty Insured)	0.24	08/15/2047	3,178,000	3,178,000
Chicago IL Enterprise Zone Gardner Gibson Project (IDR, Harris Trust & Savings Bank LOC)	0.15	07/01/2033	2,810,000	2,810,000
Chicago IL ROC RR-II-R-11940 (Tax Revenue)144A	0.11	07/01/2028	1,400,000	1,400,000
Cook County IL PUTTER Series 559 (Tax Revenue, NATL-RE Insured)	0.10	05/15/2012	2,665,000	2,665,000
East Peoria IL Commercial Development Kroger Company Project Series 2003 (IDR, Bank of Nova Scotia LOC)	0.15	12/01/2013	3,125,000	3,125,000
Illinois Development Finance Authority Glenwood School for Boys Series 1998 (Education Revenue, Harris Trust & Savings Bank LOC)	0.09	02/01/2033	650,000	650,000
Illinois Development Finance Authority MCL Incorporated Project (IDR)	0.33	06/01/2017	1,895,000	1,895,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Illinois Finance Authority Easter Seals Metro Chicago Incorporated Project Series 2007 (Miscellaneous Revenue, Harris NA LOC)	0.10%	04/01/2037	$400,000	$400,000
Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase Bank LOC)	0.33	12/01/2018	590,000	590,000
Illinois Housing Development Authority Homeowner Mortgage (Housing Revenue)	0.08	08/01/2035	8,600,000	8,600,000
Illinois Metropolitan Pier & Exposition Authority Series 3219 (Port Authority Revenue) 144A	0.13	06/15/2050	2,400,000	2,400,000
Illinois Metropolitan Pier & Exposition Authority Series 3221 (Port Authority Revenue) 144A	0.13	06/15/2050	12,500,000	12,500,000
Lake County IL Brown Paper Goods Project (IDR, JPMorgan Chase Bank LOC)	0.33	10/01/2021	1,025,000	1,025,000
Lake County IL Northpoint Association (IDR, Northern Trust Company LOC)	0.13	07/01/2029	2,600,000	2,600,000
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (IDR, Bank of America NA LOC)	0.48	12/01/2014	1,850,000	1,850,000
West Frankfort IL Kroger Company Series 2004 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.15	11/01/2012	800,000	800,000

				46,488,000

Indiana: 1.25%

Other Municipal Debt: 0.08%
Indiana State Bond Bank Advance Funding Program Series 2012 A (Miscellaneous Revenue)	1.25	01/03/2013	1,000,000	1,008,243

Variable Rate Demand Notes§: 1.17%
Crawfordsville City IN Economic Development Performance Master LLC Project (IDR, Bank of America NA LOC)	0.12	10/01/2018	1,400,000	1,400,000
Greensburg IN MFHR Community Partners Village II Project Series 2002 (Housing Revenue, FHLB LOC)	0.11	09/01/2029	2,540,000	2,540,000
Indiana HFFA Fayette Memorial Hospital Association Series A (Health Revenue, U.S. Bank NA LOC)	0.07	10/01/2032	945,000	945,000
Indiana State Development Finance Authority Goodwill Industries Central Project Series 1996 (IDR, JPMorgan Chase Bank LOC)	0.15	06/01/2016	585,000	585,000
Indiana State Development Finance Authority Shelby Gravel Incorporated Project (IDR)	0.13	10/01/2017	1,560,000	1,560,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.11	03/01/2041	1,490,000	1,490,000
St. Joseph County IN Economic Development Revenue Hannah & Friends Project Series 2007 (Miscellaneous Revenue, LaSalle Bank Midwest LOC)	0.41	11/01/2035	2,030,000	2,030,000
St. Joseph County IN Midcorr Land Development LLC Project (IDR, National City Bank LOC)	0.13	10/01/2023	2,430,000	2,430,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (IDR, JPMorgan Chase Bank LOC)	0.33	09/01/2028	2,700,000	2,700,000

				15,680,000

Iowa: 1.88%

Variable Rate Demand Notes§: 1.88%
Des Moines IA Elliot Aviation Project (Port Authority Revenue, U.S. Bank NA LOC)	0.16	08/01/2027	5,145,000	5,145,000
Iowa Finance Authority Powerfilm Incorporated Project (IDR, Bank of America NA LOC)	0.41	06/01/2028	1,425,000	1,425,000
Iowa Finance Authority Interwest Project Series 2001 (IDR, CoBank ACB LOC)	0.16	11/01/2016	1,700,000	1,700,000

14	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Iowa Finance Authority Midwestern Disaster Area Archer Daniels Midland Company Project Series 2011 (IDR)	0.11%	12/01/2051	$3,000,000	$3,000,000
Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA/FNMA Insured)	0.10	07/01/2036	10,620,000	10,620,000
Iowa Higher Education Loan Authority Private Colleges Ambrose (Education Revenue, Northern Trust Company LOC)	0.07	04/01/2033	2,700,000	2,700,000
Iowa Higher Education Loan Authority University of Dubuque (Education Revenue, Northern Trust Company LOC)	0.07	04/01/2035	600,000	600,000

				25,190,000

Kansas: 0.40%

Variable Rate Demand Notes§: 0.40%
Kansas Development Finance Authority Adventist Health Sunbelt Series 2004 C (Health Revenue, Royal Bank of Canada LOC)	0.05	11/15/2034	865,000	865,000
Olathe KS Insulite Project Series 2000 (IDR, U.S. Bank NA LOC)	0.18	06/01/2020	910,000	910,000
Olathe KS ISL LLC Project (IDR, U.S. Bank NA LOC)	0.18	08/01/2027	3,540,000	3,540,000

				5,315,000

Kentucky: 1.36%

Variable Rate Demand Notes§: 1.36%
Bardstown KY Industrial Building Linpac Materials Handling Project (IDR, U.S. Bank NA LOC)	0.16	10/01/2019	2,790,000	2,790,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (IDR)	0.13	09/01/2022	2,550,000	2,550,000
Kentucky EDFA Madonna Manor Project PUTTER (Miscellaneous Revenue)144A	0.34	12/01/2039	2,500,000	2,500,000
Kentucky State Housing Corporation Series B (Housing Revenue)	0.51	07/01/2032	1,715,000	1,715,000
Kentucky State Housing Corporation Series M (Housing Revenue)	0.11	01/01/2033	6,000,000	6,000,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.08	03/01/2021	1,450,000	1,450,000
Montgomery County KY Industrial Building Facilities Fineblanking Corporation Project Series 1996 (IDR, Bank of America NA LOC)	0.41	08/01/2015	1,185,000	1,185,000

				18,190,000

Louisiana: 1.05%

Variable Rate Demand Notes§: 1.05%
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC Insured)	0.14	03/01/2043	8,015,000	8,015,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (IDR)	0.28	12/01/2036	4,000,000	4,000,000
Louisiana Public Facilities Authority Christus Health Series 2009-B-1 (Health Revenue, Bank of New York LOC)	0.06	07/01/2047	2,000,000	2,000,000

				14,015,000

Maine: 0.29%

Variable Rate Demand Note§: 0.29%
Maine Housing Authority Mortgage Purchase Program Series 2004 D-3 (Housing Revenue)	0.12	11/15/2039	3,900,000	3,900,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Maryland: 0.74%

Other Municipal Debt: 0.37%
Anne Arundel County MD Series 97-A (Miscellaneous Revenue)	0.10%	03/05/2012	$5,000,000	$5,000,000

Variable Rate Demand Notes§: 0.37%
Montgomery County MD Housing Opportunities Community MFHR (Housing Revenue, FHLMC Insured)	0.28	02/01/2040	2,000,000	2,000,000
University System of Maryland COP College Business School Project Series 2000 (Miscellaneous Revenue, Bank of America NA LOC)	0.13	06/01/2015	2,920,000	2,920,000

				4,920,000

Michigan: 6.26%

Other Municipal Debt: 0.15%
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2009 C (Hospital Revenue)	0.08	02/09/2012	1,000,000	1,000,000
Michigan State Hospital Finance Authority Trinity Health Credit Group Series 2009 C (Hospital Revenue)	0.09	02/09/2012	1,000,000	1,000,000

				2,000,000

Variable Rate Demand Notes§: 6.11%
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, Harris NA LOC)	0.06	06/01/2034	800,000	800,000
Michigan Finance Authority Unemployment Obligation Assessment Series 2011 (Miscellaneous Revenue, Citibank NA LOC)	0.11	07/01/2014	15,000,000	15,000,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC)	0.11	09/01/2026	40,495,000	40,495,000
Michigan Hospital Finance Authority Ascension Health Group Series 2010-8 (Health Revenue)(i)	0.17	11/15/2049	7,100,000	7,100,000
Michigan State Housing Development Authority Series A (Housing Revenue, GO of Authority Insured)	0.10	10/01/2037	12,505,000	12,505,000
Michigan State Housing Development Authority AMT Series A (Housing Revenue)	0.09	04/01/2040	5,000,000	5,000,000
Michigan State Strategic Fund Fitz Land LLC Project (IDR, PNC Bank NA LOC)	0.13	08/01/2025	800,000	800,000
Michigan State Strategic Fund Limited Methodist Children’s Home Project Series 1995 (Health Revenue, Bank One Michigan LOC)	0.48	08/01/2015	200,000	200,000

				81,900,000

Minnesota: 5.71%

Other Municipal Debt: 0.52%
Minnesota Rural Water Finance Authority Public Projects Construction (Water & Sewer Revenue)	1.25	04/01/2012	2,000,000	2,001,952
Rochester MN HCFR Mayo Foundation Series 2000 A (Miscellaneous Revenue)	0.06	02/13/2012	5,000,000	5,000,000

				7,001,952

Variable Rate Demand Notes§: 5.19%
Becker MN Plymouth Foam Project (IDR, U.S. Bank NA LOC)	0.26	05/01/2019	1,560,000	1,560,000
Bloomington MN Refunding MFHR Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured)	0.12	07/15/2032	5,090,000	5,090,000

16	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured)	0.12%	06/15/2038	$2,755,000	$2,755,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)	0.12	01/15/2038	1,000,000	1,000,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured)	0.09	08/15/2038	400,000	400,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured)	0.12	04/15/2035	2,800,000	2,800,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured)	0.12	06/15/2038	3,645,000	3,645,000
Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (Health Revenue, AGM Insured)	0.10	08/15/2034	450,000	450,000
Minneapolis MN CDA C&G Partners Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.09	12/01/2015	160,000	160,000
Minneapolis MN Driftwood Apartments Project A (Housing Revenue, U.S. Bank NA LOC)	0.13	10/01/2024	4,240,000	4,240,000
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.07	08/01/2036	930,000	930,000
Minneapolis MN MFHR Stone Arch Apartments (Housing Revenue, FNMA Insured)	0.12	04/15/2035	3,600,000	3,600,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.07	05/01/2026	636,000	636,000
Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.07	10/01/2021	130,000	130,000
Minnesota Agriculture & EDA Como Partnership Project Series 1996 (IDR, U.S. Bank NA LOC)	0.23	05/01/2016	690,000	690,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.23	12/01/2048	7,945,000	7,945,000
Minnesota Bond Securitization Trust Series S1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.23	02/01/2027	1,455,000	1,455,000
Minnesota State HFA Residential Housing Finance Series C (Miscellaneous Revenue)	0.10	07/01/2036	300,000	300,000
Oakdale MN Cottage Homesteads of Aspen (Housing Revenue, FHLMC LOC)	0.12	06/01/2045	1,150,000	1,150,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.20	10/01/2038	2,600,000	2,600,000
St. Anthony MN Landings Silver Lake Project Series 2007 (Housing Revenue, Bank of America NA LOC)	0.25	10/01/2037	1,400,000	1,400,000
St. Anthony MN Landings Silver Lake Project Series A (Housing Revenue, Bank of America NA LOC)	0.20	10/01/2037	3,600,000	3,600,000
St. Louis Park MN Refunding MFHR Newport on Seven Apartments Project Series 2001 (Housing Revenue, FNMA Insured)	0.12	09/15/2031	8,620,000	8,620,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured)	0.12	06/01/2032	2,140,000	2,140,000
St. Paul MN Housing & RDA Leased Housing Association Series A (Housing Revenue, Bank of America NA LOC)	0.25	09/01/2035	2,595,000	2,595,000
Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Resource Recovery Revenue, AgCountry Farm Credit Services LOC)	0.19	08/01/2032	2,650,000	2,650,000
Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Resource Recovery Revenue, AgCountry Farm Credit Services LOC)	0.19	04/01/2033	6,950,000	6,950,000

				69,491,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Mississippi: 1.08%

Variable Rate Demand Note§: 1.08%
Clipper Tax-Exempt Certificate Trust Series 2009-60 Partner Mississippi (Miscellaneous Revenue)	0.13%	02/01/2016	$14,500,000	$14,500,000

Missouri: 0.97%

Variable Rate Demand Notes§: 0.97%
Clipper Tax-Exempt Certificate Trust Series 2009-12 Certificate Partner Multi-State (Miscellaneous Revenue)	0.23	03/01/2038	1,000,000	1,000,000
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series 1997 A (Miscellaneous Revenue)	0.07	04/01/2027	2,495,000	2,495,000
Missouri State HEFA Ascension Health Series C3 (Health Revenue)	0.06	11/15/2039	3,000,000	3,000,000
St. Charles County MO IDA Craftsmen Industries Project Series 1998-A (IDR, U.S. Bank NA LOC)	0.21	12/01/2019	4,570,000	4,570,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (IDR, U.S. Bank NA LOC)	0.26	04/01/2026	1,910,000	1,910,000

				12,975,000

Nebraska: 0.34%

Variable Rate Demand Notes§: 0.34%
Douglas County NE James Skinner Company Project Series 1999 (IDR, U.S. Bank NA LOC)	0.18	12/01/2012	300,000	300,000
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.19	09/01/2031	4,310,000	4,310,000

				4,610,000

Nevada: 0.62%

Variable Rate Demand Notes§: 0.62%
Eclipse Funding Trust 2006-0146 Solar Eclipse Clark (Tax Revenue, U.S. Bank NA LOC)	0.07	11/01/2032	825,000	825,049
Nevada State Housing Division Vista Creek Apartments (Housing Revenue, East West Bank LOC)	0.08	04/15/2041	3,000,000	3,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008 A (Tax Revenue, Bank of New York LOC)	0.06	06/01/2042	4,425,000	4,425,000

				8,250,049

New Jersey: 3.56%

Variable Rate Demand Notes§: 3.56%
Clipper Tax Exempt Certificate Trust Series 2009-32 Certificate Partner (Miscellaneous Revenue, State Street Bank & Trust Insured)	0.13	01/01/2018	7,650,000	7,650,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000-D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)	0.08	10/01/2030	1,000,000	1,000,000
New Jersey Higher Education Assistance Authority Student Loan ROC RR-II-R-11571 (Education Revenue, Assured Guaranty Insured)	0.23	06/01/2016	1,650,000	1,650,000
New Jersey Higher Education Assistance Authority Student Loan ROC RR-II-R-11853 (Education Revenue, Assured Guaranty Insured) 144A	0.23	06/01/2016	15,900,000	15,900,000
New Jersey EDA New Jersey National Gas Company (Energy Revenue)	0.09	08/01/2041	11,200,000	11,200,000
New Jersey Housing & Mortgage Finance Agency AMT SFMR Series Y (Housing Revenue)	0.08	10/01/2039	5,000,000	5,000,000

18	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New Jersey TTFA PUTTER Series 2005-D (Transportation Revenue, FSA Insured) 144A	0.18%	12/15/2013	$2,780,000	$2,780,000
New Jersey Turnpike Authority Refunding Various Series 2009-B (Transportation Revenue, PNC Bank NA LOC)	0.04	01/01/2024	1,450,000	1,450,000
New Jersey Tobacco Settlement Financing Corporation Clipper Tax-Exempt Certificate Trust Series 2009-40 (Miscellaneous Revenue)	0.08	06/01/2032	1,000,000	1,000,000

				47,630,000

New Mexico: 0.26%

Variable Rate Demand Note§: 0.26%
New Mexico Educational Assistance Foundation (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.09	04/01/2034	3,470,000	3,470,000

New York: 9.01%

Other Municipal Debt: 0.22%
Metropolitan Transportation Authority New York Series A (Miscellaneous Revenue)	0.14	06/06/2012	3,000,000	3,000,000

Variable Rate Demand Notes§: 8.79%
Monroe County NY PFOTER Series PT-4564 (Housing Revenue, FHLMC Insured)	0.28	02/01/2046	12,115,000	12,115,000
New York Dormitory Authority Tax Exempt Certificate St. John’s University Series 2007 (Miscellaneous Revenue)	0.08	07/01/2025	26,020,000	26,020,000
New York Housing Finance Agency West 23rd Street Series 2002-A (Housing Revenue, FNMA Insured)	0.07	05/15/2033	7,100,000	7,100,000
New York Metropolitan Transportation Authority Series 2005-A ROC RR-II-R-594PB (Transportation Revenue, AGC-ICC, AMBAC Insured)	0.23	11/15/2013	21,145,000	21,145,000
New York Metropolitan Transportation Authority Series 2006-B ROC RR-II-R-11711 (Transportation Revenue, FSA Insured) 144A	0.23	11/15/2027	15,300,000	15,300,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue) 144A	0.14	10/01/2031	5,430,000	5,430,000
New York Mortgage Agency Homeowner Series 71 ROC RR-II-R-11706 (Housing Revenue) 144A	0.14	10/01/2024	3,970,000	3,970,000
New York Mortgage Agency Series 106 ROC RR-II-R-11708 (Housing Revenue) 144A	0.13	04/01/2034	3,000,000	3,000,000
New York Mortgage Agency Series 73-A ROC RR-II-R-11707 (Housing Revenue) 144A	0.14	10/01/2024	7,895,000	7,895,000
New York NY City Housing Development Corporation West End Towers Series A (Housing Revenue, FNMA Insured)	0.06	05/15/2034	2,000,000	2,000,000
New York NY City Municipal Water Finance Authority (Water & Sewer Revenue)	0.03	06/15/2043	2,200,000	2,200,000
New York NY City Trust Cultural Research Lincoln Center for the Arts Series B-1 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.06	11/01/2038	1,000,000	1,000,000
New York NY Housing Development Corporation Series 143 (Housing Revenue) 144A	0.14	11/01/2040	1,275,000	1,275,000
New York NY Subseries F-4 (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.05	09/01/2035	900,000	900,000
New York NY Transitional Finance Authority Series 3F (Tax Revenue)	0.05	11/01/2022	2,190,000	2,190,000
New York State Dormitory Authority PUTTER 2009-35 (Miscellaneous Revenue, State Street Corporation LOC)	0.08	11/15/2026	2,500,000	2,500,000
New York State Housing Finance Agency Weyant Green Apartments Series A (Housing Revenue, FNMA Insured)	0.06	05/15/2037	3,700,000	3,700,000

				117,740,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

North Carolina: 0.96%

Variable Rate Demand Notes§: 0.96%
North Carolina HFA Homeownership ROC RR-II-R-11858 (Housing Revenue) 144A	0.14%	01/01/2033	$3,955,000	$3,955,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.14	12/01/2026	3,000,000	3,000,000
Stanly County NC Industrial Facilities & PCFA Chicago Tube Company (IDR, JPMorgan Chase Bank LOC)	0.13	04/01/2018	5,880,000	5,880,000

				12,835,000

North Dakota: 2.92%

Other Municipal Debt: 0.37%
Mercer County ND PCR Series 2009-1 (Miscellaneous Revenue)	0.25	02/16/2012	5,000,000	5,000,000

Variable Rate Demand Notes§: 2.55%
North Dakota State HFA Home Mortgage Financing (Housing Revenue)	0.09	01/01/2030	1,430,000	1,430,000
North Dakota State HFA Home Mortgage Program Series A (Housing Revenue, GO of Agency Insured)	0.10	07/01/2037	3,000,000	3,000,000
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank ACB LOC)	0.09	11/01/2028	2,315,000	2,315,000
Traill County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank ACB LOC)	0.12	09/01/2017	27,330,000	27,330,000

				34,075,000

Ohio: 1.14%

Variable Rate Demand Notes§: 1.14%
Franklin County OH Lifeline Shelter Systems Project (IDR, Bank One NA LOC)	0.28	10/01/2021	1,015,000	1,015,000
Hamilton County OH Health Care Life Enriching Community Project Series 2006-B (Health Revenue, PNC Bank NA LOC)	0.08	01/01/2037	940,000	940,000
Madeira OH Economic Development Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.15	11/01/2012	2,050,000	2,050,000
Montgomery County OH Cambridge Commons Apartments A (Housing Revenue, FHLB LOC)	0.10	04/01/2038	1,145,000	1,145,000
Pike County OH HCFR Traditions Health Care Obligation Group Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.08	06/01/2033	2,100,000	2,100,000
Stark County OH Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.15	09/01/2012	3,100,000	3,100,000
Tuscarawas County OH Port Authority Plymouth Foam Incorporated Project Series 2008 (IDR, U.S. Bank NA LOC)	0.16	08/01/2038	4,890,000	4,890,000

				15,240,000

Oklahoma: 0.09%

Variable Rate Demand Note§: 0.09%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.51	03/01/2018	1,200,000	1,200,000

Oregon: 0.05%

Variable Rate Demand Note §: 0.05%
Oregon State Beef Northwest Feeders Incorporated Series 1999 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.22	01/01/2016	735,000	735,000

20	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Other: 10.84%

Variable Rate Demand Notes§: 10.84%
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue)	0.23%	09/01/2039	$9,028,000	$9,028,000
Clipper Tax-Exempt Certificate Trust Series 2009-10 (Miscellaneous Revenue)	0.23	12/01/2035	2,163,000	2,163,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue)	0.23	07/01/2037	1,444,000	1,444,000
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue)	0.13	05/01/2017	28,243,000	28,243,000
FHLMC MFHR Series M019 (Housing Revenue, FHLMC Insured)	0.13	05/01/2017	18,734,000	18,734,000
FHLMC MFHR Series M021 (Housing Revenue, FHLMC Insured)	0.13	06/15/2036	33,345,000	33,345,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue)	0.14	08/15/2045	8,223,699	8,223,699
PFOTER Series PPT 1005 Term A (Miscellaneous Revenue, FHLMC Insured)	0.41	05/15/2035	43,970,000	43,970,000

				145,150,699

Pennsylvania: 5.82%

Variable Rate Demand Notes§: 5.82%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center PFOTER Series MT-633 (Health Revenue) 144A	0.27	02/01/2031	2,770,000	2,770,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Senior Community Incorporated Series 2003 (Health Revenue, FNMA Insured)	0.08	07/15/2028	2,275,000	2,275,000
Allegheny County PA IDA United Jewish Federation Project Series A (Health Revenue, PNC Bank NA LOC)	0.08	10/01/2026	1,333,000	1,333,000
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue)	0.12	05/01/2036	2,815,000	2,815,000
Beaver County PA IDA Daily Corporation Project (IDR)	0.24	09/01/2032	6,300,000	6,300,000
Butler County PA IDA Mine Safety Appliances Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.21	05/01/2022	3,000,000	3,000,000
Central Bradford Progress Authority Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.08	12/01/2041	1,000,000	1,000,000
Emmaus PA General Authority Series 1989 D-27 (Miscellaneous Revenue, U.S. Bank NA LOC, State Aid Withholding Insured)	0.06	03/01/2024	1,500,000	1,500,000
Geisinger Authority Pennsylvania Health System Series B (Health Revenue)	0.04	08/01/2022	700,000	700,000
Geisinger Authority Pennsylvania Health System Series C (Health Revenue)	0.04	08/01/2028	100,000	100,000
Lancaster PA IDA Purple Crow Partners LLC Project (IDR, U.S. Bank NA LOC)	0.12	09/01/2026	3,965,000	3,965,000
Lehigh County PA General Purpose Authority St. Luke’s Hospital Bethlehem PFOTER (Health Revenue)	0.34	08/15/2042	2,500,000	2,500,000
Lehigh County PA PFOTER Series MT-566 (Miscellaneous Revenue)	0.34	08/15/2042	15,415,000	15,415,000
Manheim Township Pennsylvania School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-28 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.08	12/12/2014	2,000,000	2,000,000
Montgomery County PA IDA New Regional Medical Center PFOTER (Health Revenue, FHA Insured) 144A	0.14	08/01/2038	3,300,000	3,300,000
Moon PA IDA Community Facilities YMCA Greater Pittsburgh Project Series 2005 (Miscellaneous Revenue, PNC Bank NA LOC)	0.08	06/01/2025	1,310,000	1,310,000
Pennsylvania EDFA Series D7 (IDR, PNC Bank NA LOC)	0.11	08/01/2022	1,300,000	1,300,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program Keystone College Project Series 2002 (Education Revenue, PNC Bank NA LOC)	0.08	05/01/2027	1,600,000	1,600,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program University of Scranton Project Series 1999-E3 (Education Revenue, PNC Bank NA LOC)	0.08%	11/01/2014	$1,150,000	$1,150,000
Pennsylvania HFA SFHR Series 3297 (Housing Revenue) 144A	0.17	10/01/2019	1,000,000	1,000,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Lease Revenue, FSA State Aid Withholding Insured) 144A	0.18	06/01/2015	3,465,000	3,465,000
Pennsylvania Public School Building Authority ROC RR-II-R-11396 (Lease Revenue, FSA State Aid Withholding Insured)	0.13	12/01/2023	1,500,000	1,500,000
Pennsylvania University Project Series 2009 B (Education Revenue)	0.30	06/01/2031	5,000,000	5,000,000
Philadelphia PA Airport Subseries C-1 (Airport Revenue, TD Bank NA LOC)	0.06	06/15/2025	9,400,000	9,400,000
Branch Banking & Trust Municipal Trust Floater Certificates Series 2004 (Tax Revenue, Branch Banking & Trust LOC)	0.09	01/04/2029	680,000	680,000
Washington County PA Hospital Authority Monongahela Valley Hospital Project A (Health Revenue, PNC Bank NA LOC)	0.06	06/01/2041	2,540,000	2,540,000

				77,918,000

Puerto Rico: 0.53%

Variable Rate Demand Notes§: 0.53%
Puerto Rico Commonwealth ROC RR-II-R-185 (Miscellaneous Revenue, FGIC Insured) 144A	0.08	07/01/2013	1,000,000	1,000,000
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11778 (Tax Revenue) 144A	0.08	08/01/2047	4,875,000	4,875,000
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11779 (Tax Revenue) 144A	0.08	12/01/2047	1,300,000	1,300,000

				7,175,000

Rhode Island: 0.37%

Variable Rate Demand Note§: 0.37%
Rhode Island State Student Loan Series 3235 (Education Revenue, Guaranteed Student Loans Insured) 144A	0.23	12/01/2023	5,020,000	5,020,000

South Carolina: 1.61%

Other Municipal Debt: 0.45%
York County SC PCR Series 2000 B-1 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45	03/01/2012	3,000,000	3,000,000
York County SC PCR Series 2000 B-2 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation Guaranteed)	0.45	03/01/2012	3,000,000	3,000,000

				6,000,000

Variable Rate Demand Notes§: 1.16%
South Carolina Educational Facilities Authority for Private Non-profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.10	08/01/2025	2,535,000	2,535,000
South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.07	06/01/2035	2,275,000	2,275,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (IDR, Branch Banking & Trust LOC)	0.11	12/01/2038	4,600,000	4,600,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (IDR, Branch Banking & Trust LOC)	0.14	03/01/2032	6,110,000	6,110,000

				15,520,000

22	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Tennessee: 1.51%

Variable Rate Demand Notes§: 1.51%
Franklin County TN HEFA Board University of the South Project Series 1994 (Education Revenue)	0.12%	01/01/2013	$1,500,000	$1,500,000
Huntingdon TN Industrial Development Board Behlen Manufacturing Company Project (IDR, LaSalle Bank NA LOC)	0.20	05/01/2020	8,000,000	8,000,000
Pulaski & Giles County TN Lomar Development Company Project (IDR, U.S. Bank NA LOC)	0.18	01/01/2017	1,235,000	1,235,000
Springfield TN Industrial Development Board Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.15	02/01/2012	4,500,000	4,500,000
Tennergy Corporation Tennessee PUTTER GAS Project Series 1258Q (Energy Revenue)	0.26	05/01/2016	5,000,000	5,000,000

				20,235,000

Texas: 17.41%

Other Municipal Debt: 0.08%
San Antonio TX Water System Series A (Miscellaneous Revenue)	0.09	02/15/2012	1,000,000	1,000,000

Variable Rate Demand Notes§: 17.33%
Bexar County TX Housing Finance Corporation Multi-Family Apartments Project Series A PFOTER (Miscellaneous Revenue, FHLMC Insured)	0.41	05/01/2032	3,230,000	3,230,000
Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (IDR)	0.22	07/01/2022	4,900,000	4,900,000
Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (IDR)	0.25	05/01/2036	500,000	500,000
Calhoun Port Authority Texas Formosa Plastics Corporation Project J (IDR, Sumitomo Mitsui Banking Corporation LOC) 144A	0.10	09/01/2039	25,000,000	25,000,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dallhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.13	08/01/2039	1,700,000	1,700,000
First Rio Grande Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar (IDR, CoBank ACB LOC)	0.09	03/01/2032	14,660,000	14,660,000
Fort Bend County TX GO PFOTER Series 1326 (Lease Revenue, FGIC Insured)	0.10	09/01/2012	2,725,000	2,725,000
Harris County TX Industrial Development Corporation Deer Park (Resource Recovery Revenue)	0.09	03/01/2023	7,500,000	7,500,000
Harris County TX Industrial Development Corporation Deer Park Refining LP Series 2004 A (Resource Recovery Revenue)	0.05	03/01/2023	26,200,000	26,200,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.06	12/01/2039	12,800,000	12,800,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.11	06/01/2041	5,000,000	5,000,000
Port Arthur TX Navigation District of Jefferson County Multi Mode ATOFINA Petrochemicals, Incorporated Project Series 2003 C (IDR)	0.11	04/01/2027	1,000,000	1,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.12	01/01/2030	25,500,000	25,500,000
Port Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.12	01/01/2032	10,200,000	10,200,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.12	04/01/2028	3,000,000	3,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Floater Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC) 144A	0.08	06/01/2027	1,000,000	1,000,000
San Marcos TX Industrial Development Corporation Butler Manufacturing Company Project (IDR, Bank of America NA LOC)	0.32	04/01/2015	6,250,000	6,250,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Money Market Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue)	0.18%	12/15/2026	$71,130,000	$71,130,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Miscellaneous Revenue)	0.18	12/15/2026	9,842,105	9,842,105

				232,137,105

Utah: 0.60%

Variable Rate Demand Notes§: 0.60%
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.16	08/01/2012	400,000	400,000
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.16	10/01/2021	2,000,000	2,000,000
South Valley Sewer District UT ROC RR-II-R-11919 (Water & Sewer Revenue, BHAC Insured) 144A	0.08	07/01/2016	2,080,000	2,080,000
Utah State Board of Regents Series A (Education Revenue, Royal Bank of Canada LOC)	0.10	11/01/2045	3,500,000	3,500,000

				7,980,000

Vermont: 0.08%

Variable Rate Demand Note§: 0.08%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007 A (Health Revenue, TD Bank NA LOC)	0.06	10/01/2034	1,095,000	1,095,000

Virginia: 1.09%

Variable Rate Demand Notes§: 1.09%
Henrico County VA EDA Residential Care Facilities Westminster-Cantebury Richmond Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.10	10/01/2037	2,630,000	2,630,000
Norfolk VA EDA Hospital Facilities Sentra Healthcare Series C (Health Revenue)(i)	0.20	11/01/2034	9,250,000	9,250,000
Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured)	0.09	08/15/2043	2,745,000	2,745,000

				14,625,000

Washington: 1.52%

Variable Rate Demand Notes§: 1.52%
King County WA Housing Authority Summerfield Apartments Project for YWCA of Seattle-King County Series 2005 (Housing Revenue, U.S. Bank NA LOC)	0.12	09/01/2035	1,630,000	1,630,000
King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insured)144A	0.13	01/01/2039	3,700,000	3,700,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (IDR, Northwest Farm Credit LOC)	0.23	09/01/2021	3,300,000	3,300,000
Washington GO Austin Trust Variable Certificate Series 2007-A (Tax Revenue, FSA Insured) 144A	0.14	07/01/2014	4,640,000	4,640,000
Washington Housing Finance Commission Nonprofit Revenue Gonzaga Preparatory School Project (Education Revenue, Bank of America NA LOC)	0.25	09/01/2033	1,655,000	1,655,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured)	0.11	05/15/2035	1,590,000	1,590,000
Yakima County WA Public Corporation Revenue Valley Processing Project Bank of America (IDR, Bank of America NA LOC)	0.51	02/01/2015	1,300,000	1,300,000

24	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.23%	08/01/2026	$2,500,000	$2,500,000

				20,315,000

West Virginia: 0.79%

Variable Rate Demand Notes§: 0.79%
Kanawha County WV Kroger Company Series 2004-A (IDR, Bank of Nova Scotia LOC)	0.15	02/01/2012	4,500,000	4,500,000
Marmet WV Commercial Development Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.15	11/01/2012	3,100,000	3,100,000
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Mizuho Corporate Bank LOC)	0.10	02/01/2036	3,000,000	3,000,000

				10,600,000

Wisconsin: 1.68%

Other Municipal Debt: 0.38%
Wisconsin State HEFA Aurora Health Care Incorporated Series 2008 B (Health Revenue)	0.20	07/05/2012	5,000,000	5,000,000

Variable Rate Demand Notes§: 1.30%
Belgium WI Trimen Industries Incorporated Project Series 2006 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.21	02/01/2026	3,610,000	3,610,000
Hull WI Welcome Dairy Incorporated Project Series 2010-A (IDR, Associated Bank NA LOC)	0.14	01/01/2027	325,000	325,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.32	11/01/2020	1,365,000	1,365,000
Newton WI Stecker Machine Company Incorporated Project Series 2001 (IDR, FHLB LOC)	0.16	09/01/2021	1,945,000	1,945,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (IDR, U.S. Bank NA LOC)	0.17	12/01/2021	1,505,000	1,505,000
Sheboygan WI Vortex Liquid Color Project (IDR, Bank First National LOC)	0.12	11/01/2020	1,340,000	1,340,000
Two Rivers WI Riverside Foods Incorporated Project (IDR, Bank First National LOC)	0.13	12/01/2022	1,870,000	1,870,000
Wisconsin Housing & EDFA Series 2879 (Housing Revenue, GO of Authority Insured)	0.19	03/01/2015	2,070,000	2,070,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)	0.46	08/01/2019	3,420,000	3,420,000

				17,450,000

Total Municipal Bonds and Notes (Cost $1,341,715,048)				1,341,715,048

Total Investments in Securities
(Cost $1,341,715,048)*	100.18%	1,341,715,048
Other Assets and Liabilities, Net	(0.18)	(2,423,850)

Total Net Assets	100.00%	$1,339,291,198

§	These securities are subject to a demand feature which reduces the effective maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012	Wells Fargo Advantage Municipal Money Market Fund	25

Assets
Investments in unaffiliated securities, at amortized cost	$1,341,715,048
Cash	23,352
Receivable for investments sold	2,816,000
Receivable for Fund shares sold	211,776
Receivable for interest	365,675
Receivable from adviser	732,870

Total assets	1,345,864,721

Liabilities
Dividends payable	4,172
Payable for investments purchased	5,002,558
Payable for Fund shares redeemed	162,042
Distribution fees payable	286,158
Due to other related parties	253,205
Accrued expenses and other liabilities	865,388

Total liabilities	6,573,523

Total net assets	$1,339,291,198

NET ASSETS CONSIST OF
Paid-in capital	$1,339,320,821
Overdistributed net investment income	(123,932)
Accumulated net realized gains on investments	94,309

Total net assets	$1,339,291,198

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$102,081,768
Shares outstanding – Class A	102,084,294
Net asset value per share – Class A	$1.00
Net assets – Institutional Class	$17,896,115
Shares outstanding – Institutional Class	17,898,020
Net asset value per share – Institutional Class	$1.00
Net assets – Investor Class	$179,884,358
Shares outstanding – Investor Class	179,887,667
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$119,313,267
Shares outstanding – Service Class	119,315,485
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$920,115,690
Shares outstanding – Sweep Class	920,165,729
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Municipal Money Market Fund	Statement of Operations—Year Ended January 31, 2012

Investment income
Interest	$6,255,445

Expenses
Advisory fee	7,429,817
Administration fees
Fund level	1,305,421
Class A	255,189
Institutional Class	38,434
Investor Class	479,815
Service Class	131,888
Sweep Class	4,718,956
Shareholder servicing fees
Class A	284,640
Investor Class	476,963
Service Class	273,276
Sweep Class	5,362,450
Distribution fees
Sweep Class	7,507,430
Custody and accounting fees	131,004
Professional fees	44,304
Registration fees	15,000
Shareholder report expenses	96,909
Trustees’ fees and expenses	98,849
Other fees and expenses	154,933

Total expenses	28,805,278
Less: Fee waivers and/or expense reimbursements	(22,835,351)

Net expenses	5,969,927

Net investment income	285,518

Net realized gains on investments	159,721

Net increase in net assets resulting from operations	$445,239

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Municipal Money Market Fund	27

	Year Ended January 31, 2012		Year Ended January 31, 2011[1]

Operations
Net investment income		$285,518			$323,526
Net realized gains on investments		159,721			193,881

Net increase in net assets resulting from operations		445,239			517,407

Distributions to shareholders from
Net investment income
Class A		(11,600)			(12,772)
Institutional Class		(29,231)			(113,677)[2]
Investor Class		(19,193)			(10,247)[2]
Service Class		(10,991)			(14,309)[3]
Sweep Class		(214,503)			(356,908)[4]
Net realized gains
Class A		(6,943)			(2,337)
Institutional Class		(1,309)			(1,998)[2]
Investor Class		(11,733)			(3,868)[2]
Service Class		(7,456)			(2,281)[3]
Sweep Class		(71,497)			(60,742)[4]

Total distributions to shareholders		(384,456)			(579,139)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	311,378,558	311,378,558	338,694,969		338,694,969
Institutional Class	222,045,609	222,045,609	435,018,169	[2]	435,018,169 [2]
Investor Class	57,489,195	57,489,195	45,678,331	[2]	45,678,331 [2]
Service Class	140,648,565	140,648,565	91,720,582	[3]	91,720,582 [3]
Sweep Class	4,261,256,065	4,261,256,065	12,432,288,193	[4]	12,432,288,193 [4]

		4,992,817,992			13,343,400,244

Reinvestment of distributions
Class A	17,165	17,165	16,511		16,511
Institutional Class	30,501	30,501	120,970	[2]	120,970 [2]
Investor Class	29,636	29,636	15,747	[2]	15,747 [2]
Service Class	7,029	7,029	8,208	[3]	8,208 [3]
Sweep Class	286,000	286,000	416,642	[4]	416,642 [4]

		370,331			578,078

Payment for shares redeemed
Class A	(339,854,956)	(339,854,956)	(357,429,599)		(357,429,599)
Institutional Class	(310,367,604)	(310,367,604)	(448,541,602)[2]		(448,541,602)[2]
Investor Class	(86,678,324)	(86,678,324)	(62,794,956)[2]		(62,794,956)[2]
Service Class	(117,684,493)	(117,684,493)	(149,853,701)[3]		(149,853,701)[3]
Sweep Class	(6,575,010,709)	(6,575,010,709)	(12,726,232,651)[4]		(12,726,232,651)[4]

		(7,429,596,086)			(13,744,852,509)

Net asset value of shares issued in acquisition
Class A		0			100,000
Institutional Class		0			119,591,229
Investor Class		0			226,146,551
Service Class		0			100,000
Sweep Class		0			100,000

		0			346,037,780

Net decrease in net assets resulting from capital share transactions		(2,436,407,763)			(54,836,407)

Total decrease in net assets		(2,436,346,980)			(54,898,139)

Net assets
Beginning of period		$3,775,638,178			$3,830,536,317

End of period		$1,339,291,198			$3,775,638,178

Overdistributed net investment income		$(123,932)			$(123,932)

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen Municipal Money Market Fund.

2.	Class commenced operations on July 9, 2010.

3.	Class I shares of the Evergreen Municipal Money Market Fund became Service Class shares on July 12, 2010.

4.	Class S shares of Evergreen Municipal Money Market Fund became Sweep Class shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,
Class A	2012	2011[1]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.01%	0.08%	1.63%	2.97%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.84%	0.86%	0.84%	0.85%
Net expenses	0.22%	0.35%	0.61%	0.81%	0.82%
Net investment income	0.01%	0.01%	0.09%	1.58%	2.92%
Supplemental data
Net assets, end of period (000’s omitted)	$102,082	$130,539	$149,162	$329,511	$391,651

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Money Market Fund	29

(For a share outstanding throughout each period)

	Year Ended January 31,
Institutional Class	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.05%	0.09%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.45%
Net expenses	0.19%	0.20%
Net investment income	0.06%	0.16%
Supplemental data
Net assets, end of period (000’s omitted)	$17,896	$106,186

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,
Investor Class	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.89%
Net expenses	0.22%	0.35%
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000’s omitted)	$179,884	$209,041

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Money Market Fund	31

(For a share outstanding throughout each period)

	Year Ended January 31,
Service Class	2012	2011[1]	2010[1]	2009[1]	2008[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.02	0.03
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.02%	0.01%	0.20%	1.94%	3.28%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.64%	0.56%	0.54%	0.55%
Net expenses	0.21%	0.35%	0.46%	0.51%	0.52%
Net investment income	0.01%	0.01%	0.23%	1.88%	3.22%
Supplemental data
Net assets, end of period (000’s omitted)	$119,313	$96,341	$154,410	$265,743	$363,542

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Municipal Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,
Sweep Class	2012		2011[1]	2010[1]		2009[1]	2008[1]
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00
Net investment income	0.00	[2]	0.00 [2]	0.00	[2]	0.01	0.03
Net realized gains on investments	0.00	[2]	0.00 [2]	0.00		0.00	0.00

Total from investment operations	0.00	[2]	0.00 [2]	0.00	[2]	0.01	0.03
Distributions to shareholders from
Net investment income	(0.00	) [2]	(0.00)[2]	(0.00	) [2]	(0.01)	(0.03)
Net realized gains	(0.00)[2]		(0.00)[2]	0.00		0.00	0.00

Total distributions to shareholders	(0.00)[2]		(0.00)[2]	(0.00)[2]		(0.01)	(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00
Total return	0.02%		0.01%	0.03%		1.34%	2.67%
Ratios to average net assets (annualized)
Gross expenses	1.18%		1.17%	1.15%		1.15%	1.15%
Net expenses	0.23%		0.35%	0.63%		1.11%	1.12%
Net investment income	0.01%		0.01%	0.03%		1.29%	2.50%
Supplemental data
Net assets, end of period (000’s omitted)	$920,116		$3,233,532	$3,527,022		$2,485,601	$1,731,950

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class S of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Wells Fargo Advantage Municipal Money Market Fund	33

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends

34	Wells Fargo Advantage Municipal Money Market Fund	Notes to Financial Statements

are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the year ended January 31, 2011, the advisory fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund

Notes to Financial Statements	Wells Fargo Advantage Municipal Money Market Fund	35

level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Sweep Class	0.22%
Institutional Class	0.08
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A, 0.20% for Institutional Class, 0.64% for Investor Class, 0.45% for Service Class and 1.05% for Sweep Class.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Investor Class, Service Class and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITION

After the close of business on July 9, 2010, the Fund, which is the legal survivor, acquired the net assets of Evergreen Municipal Money Market Fund, the accounting and performance survivor. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Municipal Money Market Fund. Shareholders holding Class A, Class S and Class I shares of Evergreen Municipal Money Market Fund received Class A, Sweep Class and Service Class, respectively, of the Fund in the reorganization. The exchange ratio and number of shares issued to the Evergreen Municipal Money Market Fund were as follows:

Acquired Fund	Exchange Ratio	Number of Shares Issued
Evergreen Municipal Money Market Fund	1.00	133,242,290	Class A
	1.00	3,408,031,308	Sweep Class
	1.00	128,556,109	Service Class

The investment portfolio of the Fund with a fair value of $345,316,204 and amortized cost of $345,316,204 at July 9, 2010 were the principal assets acquired by the accounting and performance survivor. The shares and net assets of the Fund immediately prior to the acquisition were 346,040,015 shares and $346,037,780. The aggregate net assets of Evergreen Municipal Money Market Fund immediately prior to the acquisition were $3,669,614,294. The aggregate net assets of the Fund immediately after the acquisition were $4,015,652,074. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Fund was carried forward to align ongoing reporting the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

36	Wells Fargo Advantage Municipal Money Market Fund	Notes to Financial Statements

Assuming the acquisition had been completed February 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended January 31, 2011 would have been:

Net investment income	$535,222
Net realized gains on investments	$191,695
Net increase in net assets resulting from operations	$726,917

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2012 and January 31, 2011 were as follows:

	Year Ended January 31,
	2012	2011
Ordinary Income	$65,546	$899
Exempt-Interest Income	285,518	507,014
Long-term Capital Gain	33,392	71,226

As of January 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Gains
$67,833	$10,396	$26,476

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Report of Independent Registered Public Accounting Firm	Wells Fargo Advantage Municipal Money Market Fund	37

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Municipal Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Municipal Money Market Fund as of January 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2012

38	Wells Fargo Advantage Municipal Money Market Fund	Other Information (Unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $33,392 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2012.

Pursuant to Section 871 of the Internal Revenue Code, $65,546 has been designated as short-term capital gain dividends for nonresident alien shareholders.

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2012.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Money Market Fund	39

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

40	Wells Fargo Advantage Municipal Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

List of Abbreviations	Wells Fargo Advantage Municipal Money Market Fund	41

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207939 03-12 A308/AR308 1-12

Wells Fargo Advantage

Municipal Cash Management Money Market Fund

Annual Report

January 31, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $217 billion in assets under management, as of January 31, 2012.

Equity Funds
Asia Pacific Fund	Equity Value Fund	Precious Metals Fund
C&B Large Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Growth Fund	Small Cap Opportunities Fund
Capital Growth Fund	Index Fund	Small Cap Value Fund
Common Stock Fund	International Equity Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Value Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Traditional Small Cap Growth Fund
Enterprise Fund†	Opportunity Fund†	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage Municipal Cash Management Money Market Fund for the 12-month period that ended January 31, 2012.

For the entire 12-month period, most of the major fixed-income indexes posted solid positive returns. However, the market’s 12-month total return figures mask the uneven path that the financial markets traced since last spring as investors had to contend with a variety of global and domestic headwinds. Whatever the future holds, we continue to believe that most investors can benefit from adhering to a well-diversified1, high-quality investment strategy that is focused on liquidity and capital preservation. Over the long-term, such a strategy may allow you to balance risks and opportunities as you pursue your financial goals in a dynamic market landscape.

The economic recovery gained traction as the year progressed.

The U.S. economic recovery that began in mid-2009 gained some traction during the second half of the 12-month period, especially the fourth quarter 2011, after slowing during the summer months. Nonetheless, the rate of growth remained subpar compared with previous recovery cycles.

The U.S. Bureau of Economic Analysis (BEA) reported that U.S. gross domestic product (GDP) grew at a mere 0.4% in the first quarter 2011 and 1.3% in the second quarter. GDP growth accelerated during the second half of the year, reaching a reported annual growth rate of 1.8% in the third quarter, which reignited hopes for a sustainable economic recovery. Those hopes were buoyed further by the advanced estimate of fourth quarter GDP, which showed growth accelerated to a 2.8% annual rate. While few leading economists now believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid growth environment in 2012.

The struggling housing and labor markets slowed growth.

As has been the case throughout the recovery, the housing and labor markets continued to restrain economic momentum over the past year.

The beleaguered housing market has arguably exerted the biggest drag on growth. Despite intermittent signs of improvement, ongoing weakness in sales of both new and existing homes has put considerable downward pressure on prices. On the other hand, the labor market took a decided turn for the better in the latter half of the year: initial unemployment claims have eased in recent months, and the private sector has been steadily adding jobs. The pace of hiring, while not brisk, was sufficient to push the U.S. unemployment rate down to 8.3% as of January 2012—still well above its historical average but at its lowest level since February 2009. Many observers expect the unemployment rate to decline further in 2012, which could act as a tailwind for consumer spending—widely viewed as one of the keys to long-term economic growth.

1.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Letter to Shareholders	Wells Fargo Advantage Municipal Cash Management Money Market Fund	3

The Federal Reserve announced that it will keep rates low until 2014.

Oil prices skyrocketed in early 2011 before retreating later in the year, only to spike again during the fourth quarter. Yet, “core” inflation, which excludes volatile energy and food prices, remained fairly benign throughout the year.

With inflation appearing to be in check, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011 meeting, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late-2014 following the FOMC meeting on January 25, 2012. Additionally, in September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that was designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases, which, in turn, may provide support for a more sustainable economic recovery.

Market volatility was a dominant theme during the final six months of the year.

Early on in the period, the market climate shifted to one of anxiety over the increasingly fragile state of the U.S. and global economies. Investors not only worried that the U.S. might be on the brink of recession, but also that Europe’s sovereign debt problems could spiral out of control if a Greek default triggered financial contagion across the continent. In July and August, investor sentiment was further undermined by disagreement among legislators about raising the federal debt ceiling and the downgrade of the U.S. credit rating by Standard & Poor’s. The barrage of unsettling headlines led to heightened market volatility and an increase in risk aversion, which translated into sharply falling stock prices and higher demand for “safer” assets such as Treasuries and municipals in the third quarter of 2011. Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

For the entire 12-month period, the Barclays Capital U.S. Aggregate Bond Index2, which represents the universe of investment-grade bonds, and the Barclays Capital U.S. Treasury Index3 added 8.66% and 10.31%, respectively. By comparison, the Barclays Capital Municipal Bond Index4 gained 14.10% during the same period.

Recent events have not altered our message to shareholders.

The market turmoil of 2011 and an uncertain outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. We believe that for many investors, we believe simply building and maintaining a well-diversified investment plan focused on clear financial objectives is the best long-term strategy.

Although market volatility persisted into the fourth quarter, the financial markets were able to rebound amid improved U.S. economic data and hopes for a resolution to the European crisis.

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

4.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

4	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Letter to Shareholders

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Money Market Overview	Wells Fargo Advantage Municipal Cash Management Money Market Fund	5

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2012.

Overview

Many of the same themes we saw in prior years continued to dominate the municipal money market landscape during the 12-month period. Low absolute yields across the space certainly highlighted the challenges faced by municipal money market funds during the period. Across the municipal curve, yields continued to fall, reaching historical lows along the way. The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1 (SIFMA Index), which began the 12-month period at 26 basis points (bps) on February 2, 2011, trended as low as 6 bps before ultimately concluding the period at 8 bps. This contrasts with the prior period’s SIFMA Index average of 27 bps and reset range of 17–35 basis points. Longer municipal money market rates followed suit with the Municipal Market Data six-month index of AAA-rated2 notes dropping to 13 bps by period-end, while one-year AAA-rated2 notes fell from 37 bps at the beginning of the period to 20 bps at the end. Several factors contributed to the continued downward pressure on short-term municipal rates.

First, the Federal Reserve (Fed) policy of maintaining an extremely low federal funds rate set the stage for the overall environment in the money markets. Variable-rate demand note (VRDN) issuance was down roughly 25% from the prior period and down around 85% from the 2008 highs. Historically low long-term interest rates continued to encourage issuers to finance their debt beyond the maturity range of money market eligibility. Flight-to-quality trades saw nontraditional variable-rate investors amass significant quantities of municipal money market floating-rate securities. The tumultuous sovereign debt crisis in Europe served to further reduce municipal supply as many money market participants retreated from European banks. This was somewhat offset by new issuances backed by well-regarded U.S., Canadian, and Pacific Rim bank liquidity and letter-of-credit providers, but not enough to completely offset the declines. The Fed’s August 2011 announcement of exceptionally low rates through mid-2013 only served to lock in those low yields across the municipal money market space for the duration of the period. As a result, aggregate municipal money market fund assets continued to decline during the period as investors invested in longer term debt in an effort to capture more yield. Industrywide, municipal money market fund assets fell by 10% to $291 billion at the end of the period. This represented a return to municipal money market assets last seen in 2002.

The beginning of the period saw some sense of normalcy returning to the municipal money market space as reason overtook the extremely exaggerated reports issued by certain well-known analysts predicting a rash of municipal defaults occurring over the course of 2011. The first quarter was particularly notable for a round of letter-of-credit (LOC) and liquidity facility replacement activity. The replacement activity was especially beneficial to the municipal money market funds as Canadian and Pacific Rim banks, largely immune to the issues then facing the eurozone, entered the municipal market providing both LOCs and liquidity while also providing some additional diversity to the funds.

The second quarter ushered in significant downward pressure on municipal money market rates as global and domestic economic and political issues emerged. Anxiety in June 2011 over European sovereign debt came to the forefront of market concerns. As many domestic money market participants retreated from Europe, municipal money market securities, particularly VRDNs, became a popular investment alternative for these investors who were seeking both high-quality and very liquid investments. As demand from these crossover buyers increased, short-term municipal yields experienced a significant drop, ultimately leading the SIFMA Index to a range of 7–10 bps through the end of July 2011. Rates managed a modest rebound to around 20-bps in late August due to increased dealer activity.

The fourth quarter saw a gradual decline in the SIFMA Index from a high of 14 bps on November 26 to 8 bps at the close of 2011 as demand from crossover buyers outstripped supply, keeping continued downward pressure on short-term municipal money market rates. By year-end, crossover buyers accounted for almost 20% of the VRDNs outstanding. January 2012 arrived with fairly traditional beginning-of-the-calendar-year cash inflows. These inflows pushed the SIFMA Index to a historical low of 6 bps in the beginning of 2012, before inching up slightly to 8 bps at the close of the 12-month period.

1.	The SIFMA Index, produced by Municipal Market Data (MMD), is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations from MMD’s extensive database. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). To the extent that the Fund holds assets rated by Standard & Poor’s or other credit rating agencies, such ratings apply only to those assets and not to the Fund itself.

6	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Money Market Overview

Strategic Outlook

As we look to the next fiscal year, many uncertainties remain for the money funds industry. Regulators continue to discuss the potential for further tightening of standards and practices for money market funds beyond those already implemented. Looking toward the next period in municipal money markets, many other challenges remain. If the Fed follows through on its stated intention to keep rates exceptionally low—now extending into 2014—we believe it will result in continued low yields in the municipal money markets. We also believe supply constraints will continue to be an issue, as the historical longer-term rates provide an incentive for issuers to finance municipal debt in longer-term issues. As uncertainty continues to affect the markets, we consider it most appropriate to continue to focus our investments on highly liquid VRDNs in the daily and weekly maturity mode. We fully expect to continue to take advantage of relatively high-quality, diversified LOC and liquidity providers as they come to the market. We believe that this philosophy should afford investors the security and liquidity they expect.

Performance Highlights (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	7

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

David D. Sylvester

James Randazzo

FUND INCEPTION

November 20, 1996

SECTOR DISTRIBUTION[1] (AS OF JANUARY 31, 2012)

EFFECTIVE MATURITY DISTRIBUTION[2] (AS OF JANUARY 31, 2012)

WEIGHTED AVERAGE MATURITY[3] (AS OF JANUARY 31, 2012)
14 Days

WEIGHTED AVERAGE FINAL MATURITY[4] (AS OF JANUARY 31, 2012)
14 Days

1.	Sector distribution is subject to change and is calculated based on the total investments of the Fund.

2.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.
3.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes.

4.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. The calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but unlike the calculation of WAM, does not allow shortening of the maturities of certain securities with periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes.

8	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF JANUARY 31, 2012)

						Expense Ratios[6]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Administrator Class (WUCXX)	07/09/2010	0.01	0.02	1.28	1.61	0.38%	0.30%
Institutional Class (EMMXX)	11/20/1996	0.01	0.05	1.30	1.62	0.26%	0.20%
Service Class (EISXX)	11/20/1996	0.01	0.01	1.12	1.40	0.55%	0.45%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY[7] (AS OF JANUARY 31, 2012)	Administrator Class	Institutional Class	Service Class
7-Day Current Yield	0.01%	0.01%	0.01%
7-Day Compound Yield	0.01%	0.01%	0.01%
30-Day Simple Yield	0.01%	0.01%	0.01%
30-Day Compound Yield	0.01%	0.01%	0.01%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s Web site – wellsfargoadvantagefunds.com

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).

5.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.20)%, (0.08)% and (0.29)% for Administrator Class, Institutional Class and Service Class, respectively.

Fund Expenses (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	9

As a shareholder of the Fund, you incur ongoing costs, including management fees; shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 08-01-2011	Ending Account Value 01-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$1.11	0.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12	0.22%
Institutional Class
Actual	$1,000.00	$1,000.12	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Service Class
Actual	$1,000.00	$1,000.05	$1.16	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$1.17	0.23%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

10	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 100.27%

Alabama: 1.00%

Variable Rate Demand Notes§: 1.00%
Chatom AL Industrial Development Board Powersouth Energy Cooperative Project (Utilities Revenue)	0.24%	08/01/2041	$4,500,000	$4,500,000
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.08	12/01/2043	9,860,000	9,860,000
Tuscaloosa County AL IDA Series A (IDR)	0.12	09/01/2020	6,700,000	6,700,000
Tuscaloosa County AL IDA Series J (IDR, Bank of Nova Scotia LOC)	0.07	04/01/2028	4,500,000	4,500,000

				25,560,000

Arizona: 0.49%

Variable Rate Demand Notes§: 0.49%
Arizona PFOTER Series O-1 (Utilities Revenue, Royal Bank of Canada LOC) 144A	0.06	12/01/2026	3,300,000	3,300,000
Maricopa County AZ Desert Eagles Estate Project Series 2003A-1 (Housing Revenue, FHLMC Insured)	0.32	07/01/2036	9,300,000	9,300,000

				12,600,000

Arkansas: 0.04%

Variable Rate Demand Notes§: 0.04%
Arkansas Development Finance Authority Stratton Seed Company Project (IDR, Bank of America NA LOC)	0.51	03/01/2014	900,000	900,000

California: 8.27%

Variable Rate Demand Notes§: 8.27%
California CDA PUTTER Series 2680 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.16	05/15/2018	23,000,000	23,000,000
California CDA PUTTER Series 2681 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.24	05/15/2018	7,300,000	7,300,000
California CDA PUTTER Series 3931 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.08	08/12/2012	22,115,000	22,115,000
California PFOTER Series 1007 Class A (Miscellaneous Revenue, FHLMC Insured)	0.45	06/01/2032	7,510,000	7,510,000
California Series A-2 (Miscellaneous Revenue, Bank of Montreal LOC)	0.06	05/01/2033	15,700,000	15,700,000
California Series A-3 (Miscellaneous Revenue, Bank of Montreal LOC)	0.04	05/01/2033	22,200,000	22,200,000
California Statewide CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured)	0.08	10/15/2030	2,200,000	2,200,000
FHLMC Series M001 Class A (Housing Revenue)	0.14	08/15/2045	21,929,863	21,929,863
FHLMC Series M002 Class A (Housing Revenue)	0.14	01/15/2047	4,346,280	4,346,280
FHLMC Series M008 Class A (Housing Revenue)	0.14	02/15/2035	19,811,044	19,811,045
JPMorgan Chase PUTTER/DRIVER Series 4023 (Miscellaneous Revenue)144A	0.08	06/26/2012	20,000,000	20,000,000
Newport Beach CA Hoag Memorial Hospital Series E (Health Revenue, Northern Trust Company LOC)	0.05	12/01/2040	5,500,000	5,500,000
Oakland CA Redevelopment Agency (Miscellaneous Revenue, FHLMC Insured)	0.28	10/01/2050	19,800,000	19,800,000
Southern CA Metropolitan Water District Series A-1 (Water & Sewer Revenue)	0.10	07/01/2036	6,500,000	6,500,000
Tustin CA Unified School District Special Tax Community Facilities District # 07-1 (Tax Revenue, Bank of America NA LOC)	0.06	09/01/2050	10,000,000	10,000,000
Westminster CA Redevelopment Agency Series 3009 (Tax Revenue, AGM Insured)144A	0.13	11/01/2045	3,400,000	3,400,000

				211,312,188

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Cash Management Money Market Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Colorado: 3.77%

Variable Rate Demand Notes§: 3.77%
Arapahoe County CO Cottrell Printing Project (IDR, KeyBank NA LOC)	0.28%	10/01/2019	$2,000,000	$2,000,000
Aurora CO Centretech Metropolitan District Series 1998-C (Tax Revenue, U.S. Bank NA LOC)	0.10	12/01/2028	3,015,000	3,015,000
Colorado ECFA National Jewish Federation Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.07	02/01/2039	950,000	950,000
Colorado ECFA Vail Valley Foundation Project Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.08	12/01/2037	5,600,000	5,600,000
Colorado HFA Class I Series B-2 (Housing Revenue)	0.09	05/01/2038	25,000,000	25,000,000
Colorado HFA SFMR Class I Series C-2 (Housing Revenue)	0.09	11/01/2026	11,000,000	11,000,000
Denver CO City & County Refunding MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured)	0.11	12/15/2038	8,050,000	8,050,000
Denver CO PFOTER Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC)144A	0.11	11/15/2025	20,000,000	20,000,000
JPMorgan Chase PUTTER/DRIVER Series 4024 (Miscellaneous Revenue)144A	0.08	06/27/2012	20,750,000	20,750,000

				96,365,000

Connecticut: 1.38%

Variable Rate Demand Notes§: 1.38%
Connecticut HFA Series C-2 (Housing Revenue)	0.08	05/15/2034	35,205,000	35,205,000

Delaware: 5.64%

Variable Rate Demand Notes§: 5.64%
Clipper Tax-Exempt Certified Trust Series 2004-10 (Miscellaneous Revenue)	0.23	12/01/2035	2,862,000	2,862,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue)	0.23	06/01/2038	11,760,000	11,760,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Miscellaneous Revenue)	0.23	01/01/2036	10,280,000	10,280,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue)	0.23	10/01/2036	12,840,000	12,840,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue)	0.23	07/01/2037	8,841,000	8,841,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue)	0.23	09/01/2013	1,175,000	1,175,000
Clipper Tax-Exempt Certified Trust Series 2007-26 (Miscellaneous Revenue)	0.13	05/01/2017	92,207,000	92,207,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue)	0.23	02/01/2013	4,067,000	4,067,000

				144,032,000

District of Columbia: 0.45%

Variable Rate Demand Notes§: 0.45%
District of Columbia HFA PFOTER Carver Senior Apartments Project Series 4566 (Housing Revenue, FHLMC Insured)	0.32	10/01/2049	7,130,000	7,130,000
District of Columbia HFA PFOTER Galen Terrace Project Series 4568 (Housing Revenue, FHLMC Insured)	0.32	02/01/2049	4,300,000	4,300,000

				11,430,000

Florida: 7.94%

Other Municipal Debt: 0.50%
Hillsborough County FL Series A (Miscellaneous Revenue)	0.11	04/05/2012	2,500,000	2,500,000
JEA Florida Series F-1 (Utilities Revenue)	0.10	03/06/2012	3,500,000	3,500,000
JEA Florida Series F-2 (Utilities Revenue)	0.12	03/01/2012	6,750,000	6,750,000

				12,750,000

12	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§: 7.44%
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured)	0.11%	06/15/2034	$3,320,000	$3,320,000
Bay County FL Sales Tax Solar Eclipse Project Series 2006-0103 (Tax Revenue, U.S. Bank NA LOC)	0.07	03/01/2014	2,965,000	2,965,000
Brevard County FL HFA Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)	0.10	02/01/2015	800,000	800,000
Duval County FL Camri Green Apartments (Housing Revenue, FNMA Insured)	0.10	11/15/2036	6,800,000	6,800,000
Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue)144A	0.11	07/25/2015	5,575,000	5,575,000
Florida Housing Finance Corporation Brentwood Club Apartments Project Series A-1 (Housing Revenue, FNMA LOC)	0.08	01/15/2035	5,000,000	5,000,000
Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Miscellaneous Revenue, FNMA Insured)	0.11	04/15/2039	6,295,000	6,295,000
Greater Orlando FL Aviation Authority Flight Safety Project Series A (Port Authority Revenue)	0.07	10/01/2023	5,800,000	5,800,000
Marion County FL HFA Paddock Apartments Project (Housing Revenue, FNMA Insured)	0.08	10/15/2032	4,000,000	4,000,000
Miami-Dade County FL Expressway Authority Series 1339 (Transportation Revenue, AGC-ICC, FGIC Insured)	0.18	07/01/2012	10,075,000	10,075,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.14	03/01/2024	10,600,000	10,600,000
Miami-Dade County FL International Airport Aviation Series 2008-1139X (Port Authority Revenue, Assured Guaranty Insured)	0.35	04/01/2028	7,500,000	7,500,000
Orange County FL Health Facilities Authority Adventist Health Systems Project Series 237 (Health Revenue, AMBAC Insured)	0.23	11/15/2025	96,195,000	96,195,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.10	08/15/2035	7,060,000	7,060,000
Orlando FL Utilities Commission Series A (Utilities Revenue)(i)	0.19	10/01/2027	6,745,000	6,745,000
Palm Beach County FL Finance Authority DRIVER Trust Series 3419 (Resource Recovery Revenue, BHAC Insured)144A	0.08	04/01/2017	2,275,000	2,275,000
Palm Beach County FL Jewish Community Campus Corporation Project (Miscellaneous Revenue, Northern Trust Company LOC, AMBAC Insured)	0.17	03/01/2027	4,000,000	4,000,000
South Broward FL Hospital District Solar Eclipse Project Series 2006-0043 (Health Revenue, U.S. Bank NA LOC)144A	0.07	11/01/2013	5,000,000	5,000,000

				190,005,000

Georgia: 0.27%

Variable Rate Demand Notes§: 0.27%
Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured)	0.09	12/15/2039	3,425,000	3,425,000
Fulton County GA Development Authority Shepherd Center Project (Health Revenue, FHLB LOC)	0.06	09/01/2035	1,620,000	1,620,000
Gwinnet County GA Development Authority Ole Mexican Foods Incorporated Project (IDR, Branch Banking & Trust LOC)	0.15	05/01/2031	1,765,000	1,765,000

				6,810,000

Illinois: 3.21%

Variable Rate Demand Notes§: 3.21%
Chicago IL Education Marine Project Series 1984 (IDR, FHLB LOC)	0.09	07/01/2023	4,200,000	4,200,000
Chicago IL Enterprise Center Project Series IX (IDR, LaSalle Bank NA LOC)	0.41	06/01/2022	3,146,000	3,146,000
Chicago IL Enterprise Center Project Series X (IDR, LaSalle Bank NA LOC)	0.41	06/01/2022	4,300,000	4,300,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Cash Management Money Market Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Chicago IL Midway Airport 2nd Lien Series C-1 (Port Authority Revenue, Bank of Montreal LOC)	0.13%	01/01/2035	$19,520,000	$19,520,000
Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Port Authority Revenue, FSA-CR, FGIC Insured)	0.28	01/01/2014	9,720,000	9,720,000
Chicago IL P.S. Greetings Incorporated Project (IDR, JPMorgan Chase & Company LOC)	0.16	05/01/2024	1,135,000	1,135,000
Chicago IL PFOTER Series O-6 (Tax Revenue)144A	0.08	01/01/2041	5,665,000	5,665,000
Illinois Finance Authority Advocate Healthcare Project Series A-1 (Health Revenue)	0.22	11/01/2030	3,000,000	3,000,000
Illinois Finance Authority Advocate Healthcare Project Series B (Health Revenue)(i)	0.20	04/01/2051	5,000,000	5,000,000
Illinois Finance Authority DRIVER Trust Series 3302 (Education Revenue)144A	0.08	06/01/2014	4,070,000	4,070,000
Illinois Finance Authority Rush University Education Center Obligation Group Series 2008-A (Health Revenue, Northern Trust Company LOC)	0.06	11/01/2045	3,500,000	3,500,000
Illinois Housing Development Authority Florida House Project Series C (Housing Revenue, JPMorgan Chase & Company LOC, GO of Authority Insured)	0.13	01/01/2027	5,270,000	5,270,000
Illinois Housing Development Authority Homeowner Mortgage A3 (Housing Revenue)	0.08	08/01/2035	10,400,000	10,400,000
Southwestern Illinois IDA Mattingly Lumber Project Series 2005-A (IDR, First Bank LOC)	0.23	12/01/2035	3,080,000	3,080,000

				82,006,000

Indiana: 1.22%

Other Municipal Debt: 0.26%
Indiana Bond Bank Interim Advance Funding Program Notes Series A (Miscellaneous Revenue)	1.25	01/03/2013	6,550,000	6,603,993

Variable Rate Demand Notes§: 0.96%
Spencer County IN American Iron Oxide Company Project (IDR)	0.28	09/01/2018	8,600,000	8,600,000
Gary IN Grant Street Project (IDR, JPMorgan Chase Bank LOC)	0.18	07/01/2034	5,555,000	5,555,000
Royal Bank of Canada Municipal Products Incorporated Trust Indiana University Hospital Series E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC)144A	0.08	03/01/2036	5,000,000	5,000,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, Bank of New York LOC)	0.01	12/01/2016	900,000	900,000
Indiana HFFA Fayette Memorial Hospital Association Series A (Health Revenue, U.S. Bank NA LOC)	0.07	10/01/2032	4,475,000	4,475,000

				24,530,000

Iowa: 0.76%

Variable Rate Demand Notes§: 0.76%
Iowa Finance Authority Archer Daniels Midland Company Project (IDR)	0.11	12/01/2051	7,900,000	7,900,000
Iowa Finance Authority Chrisbro III Incorporated Project (IDR, U.S. Bank NA LOC)	0.09	08/01/2041	4,250,000	4,250,000
Scott County IA Nichols Aluminum Recycling Project (Resource Recovery Revenue, U.S. Bank NA LOC)	1.46	06/01/2014	600,000	600,000
Iowa HFA SFHR Series N (Housing Revenue, GNMA/FNMA Insured)	0.10	01/01/2039	6,665,000	6,665,000

				19,415,000

14	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Kansas: 0.32%

Variable Rate Demand Notes§: 0.32%
Kansas PFOTER Series O-11 (Health Revenue)144A	0.08%	11/15/2038	$6,000,000	$6,000,000
Nemaha County KS Midwest AG Services LLC Project (IDR, CoBank ACB LOC)	0.16	11/01/2020	2,265,000	2,265,000

				8,265,000

Kentucky: 1.25%

Other Municipal Debt: 0.04%
Kentucky Rural Water Finance Corporation Series A (Water & Sewer Revenue)	1.25	02/01/2013	1,000,000	1,007,450

Variable Rate Demand Notes§: 1.21%
Christian County KY Association of County Leasing Series B (Lease Revenue, U.S. Bank NA LOC)	0.06	08/01/2037	2,695,000	2,695,000
Hopkins County KY Industrial Building J-Lok Corporation Project Series 2007 (IDR, PNC Bank NA LOC)	0.08	10/01/2017	5,750,000	5,750,000
Kentucky Rural Water Finance Corporation Series H (Housing Revenue)	0.51	07/01/2036	7,385,000	7,385,000
Kentucky Rural Water Finance Corporation Series M (Housing Revenue)	0.11	01/01/2033	15,000,000	15,000,000

				30,830,000

Louisiana: 0.58%

Variable Rate Demand Notes§: 0.58%
Ascension Parish LA BASF Corporation Project (IDR)	0.24	03/01/2025	7,900,000	7,900,000
Louisiana Public Facilities Authority PC Allied Signal Incorporated Project (IDR)	0.15	08/01/2017	6,815,000	6,815,000

				14,715,000

Maryland: 0.57%

Other Municipal Debt: 0.39%
Anne Arundel County MD Series 97-A (Miscellaneous Revenue)	0.10	03/05/2012	10,000,000	10,000,000

Variable Rate Demand Notes§: 0.18%
Baltimore County MD Cross Creek Apartments Project Series 2008 (Housing Revenue, PNC Bank NA LOC)	0.10	11/01/2033	4,445,000	4,445,000

Massachusetts: 0.72%

Variable Rate Demand Notes§: 0.72%
Massachusetts Housing Finance Agency Series 2970 (Housing Revenue, FSA Insured)144A	0.23	07/01/2025	9,520,000	9,520,000
Massachusetts State Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.46	06/01/2018	1,800,000	1,800,000
University of Massachusetts Building Authority (Education Revenue, State Guaranteed Insured)(i)	0.17	11/01/2034	7,045,000	7,045,000

				18,365,000

Michigan: 4.48%

Other Municipal Debt: 0.78%
Michigan HFA Series 8-C (Miscellaneous Revenue)	0.05	02/07/2012	10,000,000	10,000,000
Michigan HFA Series 9-C (Miscellaneous Revenue)	0.08	02/09/2012	2,000,000	2,000,000
Michigan HFA Series 9-C (Miscellaneous Revenue)	0.09	02/09/2012	8,000,000	8,000,000

				20,000,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Cash Management Money Market Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§: 3.70%
JPMorgan Chase PUTTER/DRIVER Series 4026 (Tax Revenue)144A	0.08%	09/28/2012	$7,000,000	$7,000,000
Michigan Finance Authority ROC RR-II-R-11988 (Miscellaneous Revenue)144A	0.08	12/01/2033	3,000,000	3,000,000
Michigan Finance Authority Unemployment Obligation Assessment Project (Miscellaneous Revenue, Citibank NA LOC)	0.11	07/01/2014	42,000,000	42,000,000
Michigan Housing Development Authority Rental Housing Project Series 2010-F (Health Revenue)(i)	0.17	11/15/2049	6,500,000	6,500,000
Michigan Housing Development Authority Series A (Housing Revenue)	0.09	04/01/2040	28,645,000	28,645,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit (Health Revenue)(i)	0.17	11/15/2049	6,000,000	6,000,000
Missouri Development Finance Board Kauffman Center for the Performing Arts Project Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.10	06/01/2037	1,200,000	1,200,000

				94,345,000

Minnesota: 3.12%

Other Municipal Debt: 0.66%
Minnesota Rural Water Finance Authority (Water & Sewer Revenue)	1.25	04/01/2012	2,000,000	2,001,952
Rochester MN Series 00-A (Health Revenue)	0.06	02/13/2012	15,000,000	15,000,000

				17,001,952

Variable Rate Demand Notes§: 2.46%
Bloomington MN Norlan Partners Series B (Housing Revenue, LaSalle Bank NA LOC)	0.25	07/15/2032	2,410,000	2,410,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured)	0.12	01/15/2038	15,865,000	15,865,000
Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured)	0.09	08/15/2038	750,000	750,000
Maplewood MN Educational Facilities Mounds Park Academy Project (Education Revenue, U.S. Bank NA LOC)	0.09	10/01/2031	2,235,000	2,235,000
Minneapolis & St. Paul MN Housing & RDA HCFR Series A (Health Revenue, AGM Insured)	0.10	08/15/2034	750,000	750,000
Minneapolis MN MFHR Driftwood Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.13	10/01/2024	235,000	235,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.07	05/01/2026	1,100,000	1,100,000
Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.07	10/01/2021	600,000	600,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.23	12/01/2048	300,000	300,000
Minnesota Bond Securitization Trust Certificate Series S1 Class A (Miscellaneous Revenue, PNC Bank NA LOC)	0.23	02/01/2027	1,505,000	1,505,000
Minnesota Bond Securitization Trust Certificate Series S2 Class A (Miscellaneous Revenue, PNC Bank NA LOC)	0.23	11/01/2028	3,040,000	3,040,000
Minnesota HFA Residential Housing Finance Project Series C (Miscellaneous Revenue)	0.10	07/01/2036	11,700,000	11,700,000
Minnesota HFA Series C (Housing Revenue, GO of Agency Insured)	0.10	07/01/2048	6,000,000	6,000,000
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.11	03/01/2033	500,000	500,000
Minnesota State HEFAR Trustees Hamline University Series 6E3 (Education Revenue, Harris NA LOC)	0.08	10/01/2016	950,000	950,000
Oakdale MN MFHR Cottage Homesteads of Aspen Project (Housing Revenue, FHLMC Insured)	0.12	06/01/2045	1,150,000	1,150,000

16	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Plymouth MN MFHR The Lake Apartments Project (Housing Revenue, FHLMC Insured)	0.12%	08/01/2034	$1,900,000	$1,900,000
Ramsey County MN MFHR Gateway Apartments LP Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.20	10/01/2038	300,000	300,000
Sherburne County MN Housing & RDA Apperts Incorporated Project (Miscellaneous Revenue, Bank of America NA LOC)	0.17	12/01/2021	2,340,000	2,340,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured)	0.12	06/01/2032	700,000	700,000
St. Paul MN Housing & RDA Science Museum of Minnesota Series A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.05	05/01/2027	2,040,000	2,040,000
Stevens County MN Riverview Dairy Project Series 2007 (Resource Recovery Revenue, AgCountry Farm Credit LOC)	0.19	08/01/2032	3,350,000	3,350,000
Swift County MN East Dublin Dairy LLP Project Series 2008 (Resource Recovery Revenue, AgCountry Farm Credit LOC)	0.19	04/01/2033	3,050,000	3,050,000

				62,770,000

Mississippi: 0.04%

Variable Rate Demand Notes§: 0.04%
Mississippi Development Bank Special Obligation Solar Eclipse Project Series 2006-0153 (Tax Revenue, U.S. Bank NA LOC)	0.07	03/01/2014	1,055,000	1,055,000

Missouri: 0.78%

Variable Rate Demand Notes§: 0.78%
Clipper Tax-Exempt Certified Trust Series 2005-14 (Miscellaneous Revenue)	0.23	03/01/2038	5,706,000	5,706,000
Greene County MO Stasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.16	08/01/2038	2,160,000	2,160,000
Kansas City MO IDA Ewing Marion Kauffman Foundation (Miscellaneous Revenue)	0.07	04/01/2027	4,700,000	4,700,000
Missouri State Development Finance Board Ewing Marion Kauffman Project Series A (Miscellaneous Revenue)	0.07	06/01/2037	3,475,000	3,475,000
St. Charles County MO United Handicap Services (Education Revenue, U.S. Bank NA LOC)	0.23	07/01/2023	3,900,000	3,900,000

				19,941,000

Montana: 0.24%

Variable Rate Demand Notes§: 0.24%
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue)	0.20	12/01/2036	6,105,000	6,105,000

Nebraska: 0.24%

Variable Rate Demand Notes§: 0.24%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.19	09/01/2031	6,190,000	6,190,000

Nevada: 0.62%

Variable Rate Demand Notes§: 0.62%
Nevada Housing Development Authority MFHR Vintage at Laughlin Apartments Project (Housing Revenue, East West Bank LOC)	0.08	04/15/2041	11,000,000	11,000,000
Reno NV Refunding Senior Lien Reno Transportation Rail Access Corridor Project (Tax Revenue, Bank of New York LOC)	0.06	06/01/2042	4,900,000	4,900,000

				15,900,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Cash Management Money Market Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

New Hampshire: 1.18%

Variable Rate Demand Notes§: 1.18%
Clipper Tax-Exempt Certified Trust Series 2005-03 (Miscellaneous Revenue)	0.20%	02/01/2013	$23,740,000	$23,740,000
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue)144A	0.13	06/01/2039	6,330,000	6,330,000

				30,070,000

New Jersey: 2.93%

Variable Rate Demand Notes§: 2.93%
Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series 2004-B (Health Revenue, TD Bank NA LOC)	0.05	08/01/2032	1,000,000	1,000,000
Clipper Tax-Exempt Certified Trust Series A-2006 (Transportation Revenue)	0.08	12/15/2023	1,000,000	1,000,000
Clipper Tax-Exempt Certified Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust LOC)	0.13	01/01/2018	2,400,000	2,400,000
Garden State Preservation Trust New Jersey Open Space & Farmland Bonds PUTTER Series 2865 (Miscellaneous Revenue, FSA Insured)	0.08	05/01/2024	1,000,000	1,000,000
New Jersey EDA Natural Gas Company Series A (Energy Revenue)	0.07	09/01/2027	3,345,000	3,345,000
New Jersey EDA Natural Gas Company Series C (Energy Revenue)	0.09	08/01/2041	17,900,000	17,900,000
New Jersey EDA Princeton Day School Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.06	08/01/2035	1,000,000	1,000,000
New Jersey EDA The Peddie School Project Series 1996 (Miscellaneous Revenue)	0.05	02/01/2026	2,250,000	2,250,000
New Jersey Educational Facilities Authority Various Institute Defense Analyses Series D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)	0.08	10/01/2030	1,000,000	1,000,000
New Jersey Higher Education Assistance Authority Student Loan ROC RR-II-R-11571 (Education Revenue, Assured Guaranty Insured)	0.23	06/01/2016	13,350,000	13,350,000
New Jersey Higher Education Assistance Authority Student Loan ROC RR-II-R-11853 (Education Revenue, Assured Guaranty Insured)144A	0.23	06/01/2016	20,595,000	20,595,000
New Jersey Housing & Mortgage Finance Agency SFHR Series Y (Housing Revenue)	0.07	10/01/2039	9,000,000	9,000,000
New Jersey Transportation Authority Series D (Transportation Revenue, Bank of Nova Scotia LOC)	0.04	01/01/2024	1,000,000	1,000,000

				74,840,000

New Mexico: 1.25%

Variable Rate Demand Notes§: 1.25%
New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans Insured)	0.21	04/01/2037	21,110,000	21,110,000
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.10	04/01/2034	5,420,000	5,420,000
New Mexico Educational Assistance Foundation Series A-1 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.10	04/01/2034	5,415,000	5,415,000

				31,945,000

New York: 7.60%

Other Municipal Debt: 0.19%
New York Metropolitan Transportation Authority Series A (Miscellaneous Revenue)	0.14	06/06/2012	5,000,000	5,000,000

18	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§: 7.41%
Austin Trust Various State Certificates Series 2008-1067 (Port Authority Revenue, GO of Authority Insured)	0.21%	10/01/2030	$1,415,000	$1,415,000
Brookhaven NY IDAG (Miscellaneous Revenue, Capitol One Bank NA LOC)	0.10	11/01/2037	1,250,000	1,250,000
Clipper Tax-Exempt Certified Trust Series 2009-85 (Miscellaneous Revenue)144A	0.23	09/01/2034	10,950,000	10,950,000
Erie County NY IDA School Facilities Series 2946 (Miscellaneous Revenue, FSA Insured)	0.09	11/01/2012	3,050,000	3,050,000
Long Island NY Power Authority Electric Subseries 1B (Utilities Revenue, State Street Bank & Trust Company LOC)	0.05	05/01/2033	5,000,000	5,000,000
Nassau County NY Interim Finance Authority Series D-1 (Tax Revenue)	0.10	11/15/2017	2,185,000	2,185,000
New York & New Jersey Port Authority PFOTER Series O-19 (Miscellaneous Revenue, GO of Authority Insured)144A	0.09	10/15/2041	8,000,000	8,000,000
New York City NY Capital Resource Corporation Loan Enhanced Assistance Series A (Health Revenue, Bank of America NA LOC)	0.17	01/01/2026	1,460,000	1,460,000
New York City NY Capital Resource Corporation Loan Enhanced Assistance Series A (Education Revenue, Bank of America NA LOC)	0.17	05/01/2037	3,600,000	3,600,000
New York City NY Housing Development Corporation 1904 Vyse Avenue Apartments Series A (Housing Revenue, FNMA Insured)	0.06	01/15/2038	4,035,000	4,035,000
New York City NY Housing Development Corporation West End Towers Series A (Housing Revenue, FNMA Insured)	0.06	05/15/2034	3,500,000	3,500,000
New York City NY Municipal Water Finance Authority (Water & Sewer Revenue)	0.02	06/15/2038	300,000	300,000
New York City NY Municipal Water Finance Authority Series A-1 (Water & Sewer Revenue)	0.03	06/15/2044	7,640,000	7,640,000
New York City NY Subseries C-4 (Tax Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.05	08/01/2020	2,000,000	2,000,000
New York City NY Transitional Finance Authority Subseries F-5 (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.05	02/01/2035	2,200,000	2,200,000
New York City NY Trust for Cultural Resources Lincoln Center for the Arts Project Series B-1 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.06	11/01/2038	1,000,000	1,000,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR, AMBAC Insured)144A	0.13	11/15/2044	3,000,000	3,000,000
New York Environmental Facilities Waste Management Incorporated Project Series 2002-B (IDR, JPMorgan Chase Bank LOC)	0.10	05/01/2019	3,700,000	3,700,000
New York HFA Ocean Park Apartments Series A (Housing Revenue, FNMA Insured)	0.06	05/15/2035	12,420,000	12,420,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue)144A	0.14	05/01/2038	6,810,000	6,810,000
New York Housing Finance Agency Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured)	0.06	05/15/2041	41,000,000	41,000,000
New York Housing Finance Agency West 23rd Street Series 2002-A (Housing Revenue, FNMA Insured)	0.07	05/15/2033	7,100,000	7,100,000
New York Metropolitan Transportation Authority Series 2005-A ROC RR-II-R-594PB (Transportation Revenue, AGC-ICC, AMBAC Insured)	0.23	11/15/2013	1,000,000	1,000,000
New York Metropolitan Transportation Authority Series 2006-B ROC RR-II-R-11711 (Transportation Revenue, FSA Insured)144A	0.23	11/15/2027	8,000,000	8,000,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue)144A	0.13	10/01/2031	9,560,000	9,560,000
New York Mortgage Agency Homeowner Series 71 ROC RR-II-R-11706 (Housing Revenue)144A	0.14	10/01/2024	2,680,000	2,680,000
New York NY DRIVER Trust Series 3381 (Housing Revenue)144A	0.17	10/01/2023	2,970,000	2,970,000
New York NY Housing Development Corporation Series 143 ROC RR-II-R-11699 (Housing Revenue)144A	0.14	11/01/2040	6,120,000	6,120,000
New York NY Series I Subseries I-7 (Tax Revenue, Bank of America NA LOC)	0.10	04/01/2036	2,700,000	2,700,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Cash Management Money Market Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
New York NY Subseries A-5 (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.04%	08/01/2031	$2,000,000	$2,000,000
New York NY Subseries F-4 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.05	09/01/2035	4,700,000	4,700,000
New York NY Transitional Finance Authority Series 3-H (Tax Revenue)	0.05	11/01/2022	5,260,000	5,260,000
New York State Dormitory Authority North Shore Long Island Jewish Series B (Health Revenue, TD Bank NA LOC)	0.04	07/01/2039	3,000,000	3,000,000
New York State Dormitory Authority Rockefeller University Series B (Education Revenue)	0.03	07/01/2040	6,000,000	6,000,000
New York State Housing Finance Agency Avalon Bowery Place Series II-A (Housing Revenue, Bank of America NA LOC)	0.15	11/01/2039	1,500,000	1,500,000
New York State Thruway Authority PUTTER Series 3600-Z (Tax Revenue, FGIC Insured)144A	0.18	01/01/2016	2,100,000	2,100,000

				189,205,000

North Carolina: 0.54%

Variable Rate Demand Notes§: 0.54%
Piedmont NC Triad Airport Authority Series B (Port Authority Revenue, Branch Banking & Trust LOC)	0.07	07/01/2029	4,470,000	4,470,000
North Carolina Healthcare Facilities Authority Hospice Alamance Project (Health Revenue, Branch Banking & Trust LOC)	0.07	12/01/2033	4,800,000	4,800,000
North Carolina Educational Facilities Authority Hill Center Project (Education Revenue, Branch Banking & Trust LOC)	0.07	07/01/2028	4,530,000	4,530,000

				13,800,000

North Dakota: 1.48%

Other Municipal Debt: 0.98%
Mercer County ND Series 9-1 (Miscellaneous Revenue)	0.25	02/16/2012	25,000,000	25,000,000

Variable Rate Demand Notes§: 0.50%
Fargo ND IDA Cass Clay Creamery Incorporated Project (IDR, CoBank ACB LOC)	0.16	12/01/2012	350,000	350,000
Richland County ND Recovery Zone Facility Minnesota-Dakota Farmers Cooperative Project Series 2010C (IDR, CoBank ACB LOC)	0.09	11/01/2028	3,000,000	3,000,000
North Dakota State HFA Home Mortgage Program Series A (Housing Revenue, GO of Agency Insured)	0.10	07/01/2037	7,210,000	7,210,000
Mandan ND IDA Cloverdale Foods Company Project (IDR, BNC National Bank LOC)	0.27	12/01/2022	2,380,000	2,380,000

				12,940,000

Ohio: 2.21%

Variable Rate Demand Notes§: 2.21%
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank ACB LOC)	0.16	09/01/2037	49,500,000	49,500,000
Ohio Housing Finance Agency Series N (Housing Revenue, GNMA/FNMA Insured)	0.10	09/01/2036	7,000,000	7,000,000

				56,500,000

Oregon: 0.52%

Variable Rate Demand Notes§: 0.52%
Oregon Beef Northwest Feeders Project (IDR, Northwest Farm Credit LOC)	0.22	01/01/2016	725,000	725,000

20	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Oregon Beef Northwest Feeders Project Series 207 (IDR, Northwest Farm Credit LOC)	0.22%	01/01/2019	$710,000	$710,000
Oregon Behlen Manufacturing Company Project (IDR, Bank of America NA LOC)	0.20	06/01/2017	5,500,000	5,500,000
Oregon Health & Science University Series B-2 (Education Revenue, U.S. Bank NA LOC)	0.06	07/01/2027	3,130,000	3,130,000
Oregon State Veterans Welfare Series 84 (Tax Revenue)	0.06	06/01/2040	3,200,000	3,200,000

				13,265,000

Other: 3.59%

Variable Rate Demand Notes§: 3.59%
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, FHLMC Insured)	0.23	03/01/2012	11,030,000	11,030,000
Merrill Lynch PFOTER Class A (Miscellaneous Revenue, FHLMC Insured)	0.41	05/01/2032	25,385,000	25,385,000
Merrill Lynch PFOTER Class A (Miscellaneous Revenue, FHLMC Insured)	0.41	05/15/2035	55,400,000	55,400,000

				91,815,000

Pennsylvania: 3.93%

Variable Rate Demand Notes§: 3.93%
Allegheny County PA IDA United Jewish Federation Project Series A (Health Revenue, PNC Bank NA LOC)	0.08	10/01/2026	3,177,000	3,177,000
Beaver County PA IDA BSF Corporation Project (IDR)	0.24	09/01/2032	2,000,000	2,000,000
Berks County PA IDA Fleetwood Business Trust (IDR, U.S. Bank NA LOC)	0.12	05/15/2025	3,815,000	3,815,000
Berks County PA PFOTER Series C-15 (Health Revenue, Royal Bank of Canada LOC)144A	0.08	11/01/2012	5,500,000	5,500,000
Branch Banking & Trust Municipal Trust Floater Certificates Series 2004 (Tax Revenue, Branch Banking & Trust LOC)	0.09	01/04/2029	3,430,000	3,430,000
Butler County PA IDA Mine Safety Appliances Series B (Miscellaneous Revenue)	0.21	05/01/2022	1,000,000	1,000,000
Central Bradford County PA PFOTER Series C-14 (Health Revenue, Royal Bank of Canada LOC)144A	0.08	12/01/2041	3,000,000	3,000,000
Delaware County PA College Authority Eastern College Series A (Miscellaneous Revenue, TD Bank NA LOC)	0.08	10/01/2025	3,400,000	3,400,000
Emmaus PA General Authority Series F24 (Miscellaneous Revenue, U.S. Bank NA LOC, State Aid Withholding Insured)	0.06	03/01/2024	4,900,000	4,900,000
Fayette County PA IDA Coastal Lumber Company Project (IDR, Branch Banking & Trust LOC)	0.24	09/01/2018	1,500,000	1,500,000
Franconia Township PA IDA Ashers Chocolate Project Series A (IDR, Commerce Bank NA LOC)	0.33	05/01/2017	985,000	985,000
Geisinger Authority Pennsylvania Health System Series C (Health Revenue)	0.04	08/01/2028	21,490,000	21,490,000
Lehigh County PA PFOTER (Miscellaneous Revenue, Bank of America NA LOC)	0.34	08/15/2042	9,900,000	9,900,000
Manheim Township PA Unified School District PFOTER Series E-28 (Miscellaneous Revenue, Royal Bank of Canada LOC)144A	0.08	12/12/2014	5,000,000	5,000,000
Montgomery County PA IDA Girl Scouts Southeastern (IDR, TD Bank NA LOC)	0.08	02/01/2025	1,350,000	1,350,000
Northampton County PA Higher Education Authority Lehigh University Project Series A (Education Revenue)	0.06	11/15/2021	4,075,000	4,075,000
Pennsylvania EDFA Fitzpatrick Container Company Project (IDR, PNC Bank NA LOC)	0.11	12/01/2023	1,500,000	1,500,000
Pennsylvania EDFA Ganflec Corporation Project Series E (IDR, PNC Bank NA LOC)	0.12	11/01/2019	1,000,000	1,000,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Cash Management Money Market Fund	21

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Pennsylvania EDFA Series B1 (IDR, PNC Bank NA LOC)	0.19%	05/01/2015	$200,000	$200,000
Pennsylvania EDFA Series B2 (IDR, PNC Bank NA LOC)	0.19	08/01/2014	300,000	300,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.11	12/01/2025	2,000,000	2,000,000
Pennsylvania EDFA Series G12 (Miscellaneous Revenue, PNC Bank NA LOC)	0.19	12/01/2013	100,000	100,000
Pennsylvania EDFA Series H4 (IDR, PNC Bank NA LOC)	0.19	12/01/2012	200,000	200,000
Pennsylvania EDFA Series J1 (IDR, PNC Bank NA LOC)	0.19	05/01/2015	400,000	400,000
Pennsylvania Housing Finance Agency Series 82-B (Miscellaneous Revenue, GO of Agency Insured)	0.07	04/01/2034	8,575,000	8,575,000
Pennsylvania State University Project Series B (Education Revenue)	0.30	06/01/2031	6,400,000	6,400,000
Philadelphia PA IDA 1100 Walnut Street Project (Health Revenue, PNC Bank NA LOC)	0.28	12/01/2014	600,000	600,000
Philadelphia PA IDA Series B (Lease Revenue, JPMorgan Chase Bank LOC)	0.07	10/01/2030	500,000	500,000
Philadelphia PA Subseries C-1 (Port Authority Revenue, TD Bank NA LOC)	0.06	06/15/2025	4,100,000	4,100,000

				100,397,000

Puerto Rico: 1.74%

Variable Rate Demand Notes§: 1.74%
Puerto Rico HFA Series 2984 (Housing Revenue, HUD Loan Insured)	0.08	06/01/2012	700,000	700,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2574 (Water & Sewer Revenue, Assured Guaranty Insured)	0.18	07/01/2047	5,000,000	5,000,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2601 (Water & Sewer Revenue, Assured Guaranty Insured)	0.18	07/01/2047	6,000,000	6,000,000
Puerto Rico Commonwealth ROC RR-II-R-185 (Miscellaneous Revenue, FGIC Insured)144A	0.08	07/01/2013	1,000,000	1,000,000
Puerto Rico Sales Tax Finance Corporation Series 3033 (Tax Revenue)144A	0.18	08/01/2050	8,880,000	8,880,000
Puerto Rico Sales Tax Finance Corporation Series 3036 (Tax Revenue)	0.18	08/01/2050	22,960,387	22,960,387

				44,540,387

Rhode Island: 0.12%

Other Municipal Debt: 0.12%
Providence RI TAN (Miscellaneous Revenue)	2.00	06/29/2012	3,000,000	3,020,715

South Carolina: 1.99%

Other Municipal Debt: 0.58%
York County SC Series 00B1 (Miscellaneous Revenue)	0.45	03/01/2012	5,500,000	5,500,000
York County SC Series 00B2 (Miscellaneous Revenue)	0.45	03/01/2012	8,000,000	8,000,000
York County SC Series 00B3 (Miscellaneous Revenue)	0.45	03/01/2012	1,400,000	1,400,000

				14,900,000

Variable Rate Demand Notes§: 1.41%
Berkeley County SC Nucor Corporation Project (IDR)	0.12	09/01/2028	24,000,000	24,000,000
South Carolina Housing Finance & Development Authority PFOTER Wyndham Pointe Apartments Project (Housing Revenue, FHLMC Insured)	0.32	03/21/2019	6,895,000	6,895,000
South Carolina EDA AnMed Health Project Series C (Health Revenue, Branch Banking & Trust LOC)	0.08	02/01/2033	4,980,000	4,980,000

				35,875,000

22	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

South Dakota: 0.08%

Variable Rate Demand Notes§: 0.08%
South Dakota Housing Development Authority Homeownership Mortgage Series C (Housing Revenue)	0.09%	05/01/2037	$2,000,000	$2,000,000

Tennessee: 3.33%

Other Municipal Debt: 0.14%
Sevier County TN Public Building Authority (Miscellaneous Revenue)	1.25	05/01/2012	3,500,000	3,505,133

Variable Rate Demand Notes§: 3.19%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.10	11/01/2035	23,000,000	23,000,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.12	09/01/2018	6,430,000	6,430,000
Nashville & Davidson Counties TN HEFA Lipscomb University Project (Education Revenue, FHLB LOC)	0.06	11/01/2028	1,100,000	1,100,000
Sevier County TN Public Building Authority Public Improvement Project Series B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.07	06/01/2035	4,735,000	4,735,000
Tennessee Gas Project PFOTER Municipal Energy Acquisition Corporation Series 1578 (Miscellaneous Revenue)	0.13	12/01/2016	28,410,000	28,410,000
Tennessee PUTTER Tennergy Corporation Series 1258-Q (Utilities Revenue)	0.26	05/01/2016	18,000,000	18,000,000

				81,675,000

Texas: 12.00%

Other Municipal Debt: 0.12%
San Antonio TX Series A (Miscellaneous Revenue)	0.09	02/15/2012	3,000,000	3,000,000

Variable Rate Demand Notes§: 11.88%
Calhoun County TX Formosa Plastics Corporation Project Series A (IDR, Sumitomo Mitsui Banking Corporation LOC)144A	0.10	09/01/2039	7,300,000	7,300,000
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking Corporation LOC)144A	0.10	09/01/2041	11,200,000	11,200,000
Calhoun County TX Formosa Plastics Corporation Project Series C (IDR, Sumitomo Mitsui Banking Corporation LOC)144A	0.10	09/01/2031	10,000,000	10,000,000
Clipper Tax-Exempt Certified Trust COP Series 2007-23 (Miscellaneous Revenue)	0.13	10/01/2018	1,460,000	1,460,000
Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project (Resource Recovery Revenue)	0.09	03/01/2023	10,800,000	10,800,000
Houston TX Housing Finance Corporation PFOTER Kensington Place Apartments Series 2004 (Housing Revenue, FHLMC Insured)	0.28	02/01/2048	12,020,000	12,020,000
Houston TX Housing Finance Corporation PFOTER Sterlingshire Apartments Project Series 2003 A-1 (Miscellaneous Revenue, FHLMC Insured)	0.32	04/01/2040	2,870,000	2,870,000
Jewett Economic Development Corporation Nucor Corporation Project (IDR)	0.12	08/01/2038	6,200,000	6,200,000
Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2006 (Resource Recovery Revenue, Flint Hills Resources Guaranteed)	0.12	01/01/2030	16,500,000	16,500,000
Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2007 (Resource Recovery Revenue, Flint Hills Resources Guaranteed)	0.12	01/01/2032	19,800,000	19,800,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (IDR)	0.24	05/01/2033	12,900,000	12,900,000

Portfolio of Investments—January 31, 2012	Wells Fargo Advantage Municipal Cash Management Money Market Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Variable Rate Demand Notes§ (continued)
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (IDR)	0.25%	04/01/2037	$15,000,000	$15,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series 2002 (IDR)	0.12	12/01/2027	22,035,000	22,035,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series A (IDR)	0.06	11/01/2040	2,450,000	2,450,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue)	0.06	12/01/2039	2,600,000	2,600,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue)	0.06	12/01/2039	1,400,000	1,400,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2005 (Resource Recovery Revenue)	0.12	01/01/2030	20,000,000	20,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.12	04/01/2028	16,500,000	16,500,000
San Antonio TX Drury Southwest Hotel Project (IDR, U.S. Bank NA LOC)	0.10	10/01/2035	21,900,000	21,900,000
San Antonio TX PFOTER Series 4590 (GO - Local, FHLMC LOC)	0.28	03/30/2019	5,760,000	5,760,000
Texas Department of Housing & Community Affairs SFHR Series A (Housing Revenue, GNMA/FNMA Insured)	0.08	09/01/2038	7,355,000	7,355,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue)	0.18	12/15/2026	58,000,000	58,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Miscellaneous Revenue)	0.18	12/15/2026	11,578,948	11,578,948
Texas PFOTER Series E-27 (Health Revenue, Royal Bank of Canada LOC)144A	0.08	06/01/2027	3,000,000	3,000,000
Texas PFOTER Series O-5 (Tax Revenue)144A	0.08	11/01/2041	5,000,000	5,000,000

				303,628,948

Utah: 0.68%

Variable Rate Demand Notes§:0.68%
Utah Board of Rights Senior Series A (Education Revenue, Royal Bank of Canada LOC)	0.10	11/01/2045	17,500,000	17,500,000

Vermont: 0.38%

Variable Rate Demand Notes§: 0.38%
Vermont HFA Series A (Housing Revenue, AGM Insured)	0.14	05/01/2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured)	0.14	11/01/2037	5,500,000	5,500,000

				9,700,000

Virginia: 2.61%

Variable Rate Demand Notes§: 2.61%
Alexandria VA Redevelopment & Housing PFOTER Series C-2 (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.15	01/01/2014	16,965,000	16,965,000
Fairfax County VA IDA Inova Health Project Series A-1 (Miscellaneous Revenue)(i)	0.20	05/15/2039	7,000,000	7,000,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC Insured)	0.13	11/15/2036	24,706,000	24,706,000
FHLMC Series M025 Class A (Housing Revenue, FHLMC Insured)	0.12	09/15/2038	9,945,000	9,945,000
Norfolk VA EDA Sentra Healthcare Project (Health Revenue)(i)	0.20	11/01/2034	5,905,000	5,905,000
Virginia Commonwealth University Health System Authority Series B (Health Revenue, Branch Banking & Trust LOC)	0.04	07/01/2037	2,175,000	2,175,000

				66,696,000

24	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of Investments—January 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Washington: 0.71%

Variable Rate Demand Notes§: 0.71%
King County WA Series 3090 (Water & Sewer Revenue, FSA Insured)144A	0.13%	01/01/2039	$4,790,000	$4,790,000
Pierce County WA Economic Development Corporation Truss Company Project (IDR, U.S. Bank NA LOC)	0.13	01/01/2020	2,475,000	2,475,000
Port Tacoma WA ROC RR-II-R-12056 (Port Authority Revenue, FSA-CR, FGIC Insured)	0.14	06/26/2014	9,900,000	9,900,000
Washington Series 2650-Z (Tax Revenue, FSA Insured)	0.08	07/01/2013	1,000,000	1,000,000

				18,165,000

West Virginia: 1.30%

Variable Rate Demand Notes§: 1.30%
West Virginia EDA Appalachian Power Company Series B (Utilities Revenue, Mizuho Corporate Bank LOC)	0.10	02/01/2036	7,000,000	7,000,000
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank ACB LOC)	0.16	10/01/2017	4,000,000	4,000,000
West Virginia EDA Collins Hardwood Company LLC (IDR)	0.16	10/01/2031	2,700,000	2,700,000
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.10	04/01/2027	19,600,000	19,600,000

				33,300,000

Wisconsin: 2.70%

Other Municipal Debt: 0.82%
Wisconsin HEFA Series 8-B (Health Revenue)	0.20	07/05/2012	21,000,000	21,000,000

Variable Rate Demand Notes§: 1.88%
Brodhead WI Stoughton Trailers Incorporated Project (IDR, Bank One NA LOC)	0.13	08/01/2020	6,800,000	6,800,000
Menomonee Falls WI Mero Structures Incorporated Project (IDR, U.S. Bank NA LOC)	0.13	09/01/2021	1,430,000	1,430,000
West Bend WI Bestech Tool Corporation Project Series A (IDR, U.S. Bank NA LOC)	1.46	09/01/2019	810,000	810,000
Wisconsin Housing & EDA Series A (Housing Revenue, GO of Authority Insured)	0.08	09/01/2022	27,020,000	27,020,000
Wisconsin Housing & EDA Series A (Housing Revenue, GO of Authority Insured)	0.18	05/01/2035	4,580,000	4,580,000
Wisconsin Housing & EDA Series B (Miscellaneous Revenue, FHLMC Insured)	0.08	05/01/2055	4,440,000	4,440,000
Wisconsin PFA Midwestern Disaster Area Series A (IDR, Farm Credit Services LOC)	0.07	09/01/2036	2,800,000	2,800,000

				47,880,000

Total Municipal Bonds and Notes (Cost $2,561,622,766)				2,561,622,766

Total Investments in Securities
(Cost $2,561,622,766)*	100.27%	2,561,622,766
Other Assets and Liabilities, Net	(0.27)	(6,932,348)

Total Net Assets	100.00%	$2,554,690,418

§	These securities are subject to a demand feature which reduces the effective maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—January 31, 2012	Wells Fargo Advantage Municipal Cash Management Money Market Fund	25

Assets
Investments in unaffiliated securities, at amortized cost	$2,561,622,766
Cash	69,110
Receivable for investments sold	4,989,000
Receivable for interest	790,658
Receivable from adviser	89,841
Prepaid expenses and other assets	150,781

Total assets	2,567,712,156

Liabilities
Dividends payable	16,799
Payable for investments purchased	12,004,604
Payable for Fund shares redeemed	5,002
Due to related parties	291,894
Accrued expenses and other liabilities	703,439

Total liabilities	13,021,738

Total net assets	$2,554,690,418

NET ASSETS CONSIST OF
Paid-in capital	$2,554,496,701
Accumulated net realized gains on investments	193,717

Total net assets	$2,554,690,418

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$3,532,760
Shares outstanding – Administrator Class	3,532,554
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$2,337,777,540
Shares outstanding – Institutional Class	2,337,562,600
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$213,380,118
Shares outstanding – Service Class	213,398,539
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Statement of Operations—Year Ended January 31, 2012

Investment income
Interest	$8,184,439

Expenses
Advisory fee	3,263,688
Administration fees
Fund level	1,631,844
Administrator Class	4,017
Institutional Class	2,370,811
Service Class	355,390
Shareholder servicing fees
Administrator Class	4,017
Service Class	655,368
Custody and accounting fees	168,964
Professional fees	45,443
Registration fees	65,646
Shareholder report expenses	29,684
Trustees’ fees and expenses	17,794
Other fees and expenses	22,618

Total expenses	8,635,284
Less: Fee waivers and/or expense reimbursements	(2,225,263)

Net expenses	6,410,021

Net investment income	1,774,418

Net realized gains on investments	337,817

Net increase in net assets resulting from operations	$2,112,235

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Municipal Cash Management Money Market Fund	27

	Year Ended January 31, 2012		Year Ended January 31, 2011[1,2]			Year Ended February 28, 2010[1]

Operations
Net investment income		$1,774,418			$7,347,096			$27,544,592
Net realized gains (losses) on investments		337,817			593,145			(85,931)

Net increase in net assets resulting from operations		2,112,235			7,940,241			27,458,661

Distributions to shareholders from
Net investment income
Administrator Class		(723)			(904)[3]			NA
Institutional Class		(1,827,427)			(7,308,872)[4]			(26,535,443)[4]
Service Class		(29,618)			(37,325)[5]			(1,625,517)[5]

Total distributions to shareholders		(1,857,768)			(7,347,101)			(28,160,960)

Capital share transactions	Shares		Shares			Shares
Proceeds from shares sold
Administrator Class	0	0	9,625,910	[3]	9,625,910 [3]	NA		NA
Institutional Class	9,313,833,219	9,313,833,219	14,257,502,953	[4]	14,257,502,953 [4]	19,649,803,982	[4]	19,649,803,982 [4]
Service Class	1,004,481,308	1,004,481,308	1,392,635,202	[5]	1,392,635,202 [5]	1,225,199,778	[5]	1,225,199,778 [5]

		10,318,314,527			15,659,764,065			20,875,003,760

Reinvestment of distributions
Administrator Class	717	717	904	[3]	904 [3]	NA		NA
Institutional Class	560,947	560,947	2,354,719	[4]	2,354,719 [4]	9,620,692	[4]	9,620,692 [4]
Service Class	8,327	8,327	14,614	[5]	14,614 [5]	1,057,889	[5]	1,057,889 [5]

		569,991			2,370,237			10,678,581

Payment for shares redeemed
Administrator Class	(6,094,977)	(6,094,977)	0	[3]	0 [3]	NA		NA
Institutional Class	(11,092,077,575)	(11,092,077,575)	(14,868,373,142)[4]		(14,868,373,142)[4]	(21,230,923,159)[4]		(21,230,923,159)[4]
Service Class	(1,103,766,077)	(1,103,766,077)	(1,647,501,899)[5]		(1,647,501,899)[5]	(1,492,774,645)[5]		(1,492,774,645)[5]

		(12,201,938,629)			(16,515,875,041)			(22,723,697,804)

Net decrease in net assets resulting from capital share transactions		(1,883,054,111)			(853,740,739)			(1,838,015,463)

Total decrease in net assets		(1,882,799,644)			(853,147,599)			(1,838,717,762)

Net assets
Beginning of period		4,437,490,062			5,290,637,661			7,129,355,423

End of period		$2,554,690,418			$4,437,490,062			$5,290,637,661

Undistributed net investment income		$0			$83,350			$83,355

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Class commenced operations on July 9, 2010.

4.	Class I, Class AD and Class IN shares of Evergreen Institutional Municipal Money Market Fund became Institutional Class shares on July 12, 2010.

5.	Class IS and Class P shares of Evergreen Institutional Municipal Money Market Fund became Service Class shares on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,
Administrator Class	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distribution to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.02%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.38%
Net expenses	0.24%	0.30%
Net investment income	0.01%	0.07%
Supplemental data
Net assets, end of period (000’s omitted)	$3,533	$9,627

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Municipal Cash Management Money Market Fund	29

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Institutional Class	2012	2011[1,2]	2010[1]	2009[1]	2008[1,5]	2007[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	(0.00)[3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.05%	0.16%	0.40%	2.20%	3.49%	3.47%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.23%	0.22%	0.21%	0.22%
Net expenses	0.19%	0.21%	0.23%	0.22%	0.21%	0.22%
Net investment income	0.06%	0.18%	0.40%	2.10%	3.44%	3.40%
Supplemental data
Net assets, end of period (000's omitted)	$2,337,778	$4,115,192	$4,580,024	$6,154,387	$5,671,591	$7,122,239

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

5.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial Highlights

(For a share outstanding throughout each period)

	Year Ended January 31,		Year Ended February 28,
Service Class	2012	2011[1,2]	2010[1]	2009[1]	2008[1,5]	2007[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	(0.00)	0.00 [3]	0.00 [3]	0.02	0.03	0.03
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	(0.00)[3]	0.00	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)	(0.03)	(0.03)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.20%	1.95%	3.23%	3.21%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.48%	0.47%	0.46%	0.47%
Net expenses	0.25%	0.37%	0.44%	0.47%	0.46%	0.47%
Net investment income (loss)	(0.01)%	0.01%	0.21%	1.85%	3.16%	3.15%
Supplemental data
Net assets, end of period (000's omitted)	$213,380	$312,671	$564,325	$830,779	$732,031	$676,614

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class IS of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

5.	Year ended February 29.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Wells Fargo Advantage Municipal Cash Management Money Market Fund	31

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates

32	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Notes to Financial Statements

generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Further details on the major security types can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12

Notes to Financial Statements	Wells Fargo Advantage Municipal Cash Management Money Market Fund	33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class, 0.20% for Institutional Class and 0.45% for Service Class.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the following periods were as follows:

	Year ended January 31,		Year ended February 28, 2010
	2012	2011*
Tax-Exempt Income	$1,850,530	$7,346,026	$28,022,647
Ordinary Income	7,238	1,075	55,563
Long-Term Capital Gain	0	0	82,750

*	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

As of January 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Long-Term Gain
$243,760	$193,717

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including

34	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Notes to Financial Statements

repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Report of Independent Registered Public Accounting Firm	Wells Fargo Advantage Municipal Cash Management Money Market Fund	35

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2012, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Municipal Cash Management Money Market Fund as of January 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2012

36	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other Information (Unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, 99.61% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2012.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	37

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

38	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

List of Abbreviations	Wells Fargo Advantage Municipal Cash Management Money Market Fund	39

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPDR	— Standard & Poor’s Depositary Receipts
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

207938 03-12 A307/AR307 1-12

ITEM 2.	CODE OF ETHICS

As of the end of the period, January 31, 2012, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended January 31, 2011 and January 31, 2012 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

For the fiscal years ended January 31, 2011 and January 31, 2012, the Audit Fees were $1,173,060 and $4,019,199, respectively.

(b)

Audit-Related Fees – There were no audit-related fees incurred for the fiscal years ended January 31, 2011 and January 31, 2012 for assurance and related services by the principal accountant for the Registrant.

(c)

Tax Fees - Provided below are the aggregate fees billed for the fiscal years ended January 31, 2011 and January 31, 2012 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

For the fiscal years ended January 31, 2011 and January 31, 2012, the Tax Fees were $148,800 and $164,200 respectively. The incurred Tax Fees are comprised of excise tax review services.

For the fiscal years ended January 31, 2011 and January 31, 2012, the Tax Fees were $205,730 and $288,505, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)

All Other Fees – There were no other fees incurred for the fiscal years ended January 31, 2011 and January 31, 2012.

(e)(1)

The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)

Not Applicable.

(f)

Not Applicable.

(g)

Non-Audit Fees – There were no non-audit fees billed for the fiscal years ended January 31, 2011 and January 31, 2012, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

(h)

The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEMS 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: March 26, 2012

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: March 26, 2012